UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 93.2%
Australia – 2.0%
63,732	Amcor Ltd. (Containers & Packaging)	$ 713,455
118,626	BHP Billiton PLC (Metals & Mining)	2,730,024
55,006	CSL Ltd. (Biotechnology)	8,047,729
52,525	Orica Ltd. (Chemicals)	686,135

		12,177,343

Belgium – 0.3%
24,198	KBC Group NV (Banks)	1,857,644

Brazil – 0.6%
170,421	Ambev SA ADR (Beverages)	875,964
142,800	Raia Drogasil SA (Food & Staples Retailing)	2,829,139

		3,705,103

Canada – 7.0%
12,949	Canadian Imperial Bank of Commerce (Banks)	1,181,770
31,221	Canadian National Railway Co. (Road & Rail)	2,783,352
59,772	Canadian Pacific Railway Ltd. (Road & Rail)	11,854,604
83,683	Dollarama, Inc. (Multiline Retail)	3,023,485
427,628	Encana Corp. (Oil, Gas & Consumable Fuels)	5,900,698
117,510	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	3,027,067
329,711	Manulife Financial Corp. (Insurance)	6,123,548
40,670	Shopify, Inc. Class A* (Internet Software & Services)	5,621,001
81,222	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,420,334

		42,935,859

China – 2.5%
4,324	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	809,583
29,362	Baidu, Inc. ADR* (Internet Software & Services)	7,257,699
111,540	Tencent Holdings Ltd. (Internet Software & Services)	5,076,672
54,764	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	1,975,885

		15,119,839

Denmark – 1.6%
264	AP Moller - Maersk A/S Class B (Marine)	379,060
9,820	Carlsberg A/S Class B (Beverages)	1,184,665

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
54,088	Chr Hansen Holding A/S (Chemicals)	$ 5,598,939
53,758	Novo Nordisk A/S Class B (Pharmaceuticals)	2,674,315

		9,836,979

France – 8.3%
32,260	Air Liquide SA (Chemicals)	4,124,572
67,446	BNP Paribas SA (Banks)	4,375,209
27,038	Danone SA (Food Products)	2,122,814
10,156	Dassault Systemes SE (Software)	1,514,306
245,448	Engie SA (Multi-Utilities)	3,963,628
37,643	Essilor International Cie Generale d’Optique SA (Health Care Equipment & Supplies)	5,547,224
180	Hermes International (Textiles, Apparel & Luxury Goods)	113,921
7,298	L’Oreal SA (Personal Products)	1,783,421
21,190	Legrand SA (Electrical Equipment)	1,555,300
30,056	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	10,474,156
51,826	Pernod Ricard SA (Beverages)	8,350,089
79,394	Schneider Electric SE (Electrical Equipment)	6,372,624

		50,297,264

Germany – 6.5%
24,685	adidas AG (Textiles, Apparel & Luxury Goods)	5,457,691
76,460	BASF SE (Chemicals)	7,329,340
14,982	Bayer AG (Pharmaceuticals)	1,667,903
26,373	Beiersdorf AG (Personal Products)	3,074,275
58,632	Deutsche Post AG (Air Freight & Logistics)	2,071,210
41,721	Linde AG (Chemicals)	10,317,470
17,014	Merck KGaA (Pharmaceuticals)	1,748,971
5,762	MTU Aero Engines AG (Aerospace & Defense)	1,221,879
32,420	ProSiebenSat.1 Media SE (Media)	875,010
53,045	SAP SE (Software)	6,173,693

		39,937,442

Hong Kong – 3.2%
1,206,200	AIA Group Ltd. (Insurance)	10,558,536
639,514	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	1,326,058

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
857,000	China Mobile Ltd. (Wireless Telecommunication Services)	$ 7,741,636

		19,626,230

India – 1.8%
60,989	HDFC Bank Ltd. ADR (Banks)	6,302,603
60,092	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	1,749,895
106,853	Tata Consultancy Services Ltd. (IT Services)	3,025,728

		11,078,226

Ireland – 2.5%
44,319	Accenture PLC Class A (IT Services)	7,061,346
35,997	ICON PLC* (Life Sciences Tools & Services)	5,009,343
30,383	Ryanair Holdings PLC ADR* (Airlines)	3,202,368

		15,273,057

Israel* – 0.4%
20,979	Check Point Software Technologies Ltd. (Software)	2,363,704

Italy – 2.5%
93,796	Eni SpA (Oil, Gas & Consumable Fuels)	1,805,436
6,922	Ferrari NV (Automobiles)	918,709
497,756	Intesa Sanpaolo SpA (Banks)	1,525,441
53,739	Luxottica Group SpA (Textiles, Apparel & Luxury Goods)	3,633,401
414,599	UniCredit SpA (Banks)	7,320,633

		15,203,620

Japan – 11.7%
16,200	Daikin Industries Ltd. (Building Products)	1,936,384
41,300	Denso Corp. (Auto Components)	2,042,907
63,800	East Japan Railway Co. (Road & Rail)	5,967,347
27,300	FANUC Corp. (Machinery)	5,504,796
74,800	Hoya Corp. (Health Care Equipment & Supplies)	4,501,068
175,800	Japan Airlines Co. Ltd. (Airlines)	6,489,560
70,100	Japan Tobacco, Inc. (Tobacco)	1,995,025
14,100	Kao Corp. (Personal Products)	1,030,032
248,800	KDDI Corp. (Wireless Telecommunication Services)	6,925,807
12,600	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,665,000
93,800	Kubota Corp. (Machinery)	1,574,717

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
34,800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$ 2,025,370
48,900	Olympus Corp. (Health Care Equipment & Supplies)	1,985,181
6,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	617,086
98,000	Sompo Holdings, Inc. (Insurance)	3,983,125
86,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,417,114
45,995	Sysmex Corp. (Health Care Equipment & Supplies)	4,361,534
166,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,042,777
57,800	Terumo Corp. (Health Care Equipment & Supplies)	3,175,308

		71,240,138

Mexico – 0.8%
1,663,865	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	4,859,179

Netherlands – 3.7%
107,799	Akzo Nobel NV (Chemicals)	9,956,413
36,331	Core Laboratories NV (Energy Equipment & Services)	4,073,432
326,060	ING Groep NV (Banks)	4,984,398
30,884	QIAGEN NV* (Life Sciences Tools & Services)	1,119,752
35,435	Randstad NV (Professional Services)	2,242,613

		22,376,608

Singapore – 0.2%
71,600	DBS Group Holdings Ltd. (Banks)	1,408,753

South Korea – 1.5%
3,083	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	3,169,324
2,044	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	363,028
236,623	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	5,865,884

		9,398,236

Spain – 2.1%
78,793	Amadeus IT Group SA (IT Services)	6,721,512
687,534	CaixaBank SA (Banks)	3,163,259
56,937	Industria de Diseno Textil SA (Specialty Retail)	1,865,860

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
38,183	Red Electrica Corp. SA (Electric Utilities)	$ 809,294

		12,559,925

Sweden – 1.4%
119,836	Atlas Copco AB Class A (Machinery)	3,431,672
45,403	Essity AB Class B (Household Products)	1,135,733
62,645	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	3,818,175

		8,385,580

Switzerland – 10.4%
322,357	ABB Ltd. (Electrical Equipment)	7,399,883
74,280	Aryzta AG* (Food Products)	1,048,113
45,016	Chubb Ltd. (Insurance)	6,289,635
32,572	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	2,852,618
1,166	Givaudan SA (Chemicals)	2,729,261
4,569	Kuehne & Nagel International AG (Marine)	729,212
136,598	Nestle SA (Food Products)	11,131,828
130,252	Novartis AG (Pharmaceuticals)	10,930,970
40,262	Roche Holding AG (Pharmaceuticals)	9,890,212
27,000	Sika AG (Chemicals)	3,833,685
220,920	UBS Group AG* (Capital Markets)	3,631,138
9,327	Zurich Insurance Group AG (Insurance)	2,860,128

		63,326,683

Taiwan – 1.4%
206,704	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	8,518,272

United Kingdom – 19.5%
84,548	AstraZeneca PLC (Pharmaceuticals)	6,508,182
802,719	Aviva PLC (Insurance)	5,260,793
556,479	Balfour Beatty PLC (Construction & Engineering)	2,142,838
3,491,112	Barclays PLC (Banks)	8,880,704
996,904	BP PLC (Oil, Gas & Consumable Fuels)	7,492,172
170,519	British American Tobacco PLC (Tobacco)	9,373,813
2,134,410	Cobham PLC* (Aerospace & Defense)	3,499,374
372,921	Compass Group PLC (Hotels, Restaurants & Leisure)	8,021,280
151,189	Diageo PLC (Beverages)	5,546,740
380,062	Experian PLC (Professional Services)	9,331,354

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
164,613	GlaxoSmithKline PLC (Pharmaceuticals)	$ 3,419,052
6,950	Johnson Matthey PLC (Chemicals)	342,412
29,304	Just Eat PLC* (Internet Software & Services)	304,607
3,724,344	Lloyds Banking Group PLC (Banks)	3,052,763
161,695	Micro Focus International PLC (Software)	2,638,448
340,404	Prudential PLC (Insurance)	8,031,332
37,048	Reckitt Benckiser Group PLC (Household Products)	3,302,850
82,180	RELX NV (Professional Services)	1,787,308
14,992	RELX PLC (Professional Services)	326,636
35,471	Rio Tinto PLC (Metals & Mining)	1,947,388
548,461	Rolls-Royce Holdings PLC* (Aerospace & Defense)	7,130,830
204,833	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	7,174,728
28,955	Smiths Group PLC (Industrial Conglomerates)	611,918
297,492	SSE PLC (Electric Utilities)	4,874,826
245,021	Tesco PLC (Food & Staples Retailing)	836,748
1,850,345	Vodafone Group PLC (Wireless Telecommunication Services)	4,520,320
154,915	WPP PLC (Media)	2,423,177

		118,782,593

United States – 1.3%
72,148	Carnival PLC (Hotels, Restaurants & Leisure)	4,188,007
6,410	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	3,797,989

		7,985,996

TOTAL COMMON STOCKS (Cost $501,440,656)		$568,254,273

Preferred Stock – 1.8%
Germany – 1.8%
62,041	Volkswagen AG (Automobiles)	$ 11,053,361
(Cost $9,251,464)

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a) – 2.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,672,845	1.832%	$ 15,672,845
(Cost $15,672,845)

TOTAL INVESTMENTS – 97.6% (Cost $526,364,965)		$594,980,479

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		14,346,086

NET ASSETS – 100.0%		$609,326,565

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 93.7%
Aerospace & Defense – 3.6%
34,471	Airbus SE	$ 4,266,446
10,853	General Dynamics Corp.	2,167,995

		6,434,441

Air Freight & Logistics – 1.7%
12,110	FedEx Corp.	2,977,486

Auto Components – 0.6%
10,570	Aptiv PLC	1,036,600

Banks – 9.2%
179,581	Bank of America Corp.	5,545,461
58,940	JPMorgan Chase & Co.	6,775,153
78,238	Regions Financial Corp.	1,456,009
44,546	Wells Fargo & Co.	2,552,041
1,146	Western Alliance Bancorp*	65,001

		16,393,665

Beverages – 4.8%
7,132	Constellation Brands, Inc. Class A	1,499,360
21,845	Molson Coors Brewing Co. Class B	1,463,615
121,619	The Coca-Cola Co.	5,671,094

		8,634,069

Biotechnology – 2.6%
23,647	Amgen, Inc.	4,647,818

Building Products* – 0.5%
13,475	Armstrong World Industries, Inc.	914,953

Capital Markets – 1.2%
10,549	Affiliated Managers Group, Inc.	1,687,945
30,746	BrightSphere Investment Group PLC	438,131

		2,126,076

Chemicals – 4.1%
7,604	PPG Industries, Inc.	841,459
8,660	Sensient Technologies Corp.	600,658
13,224	The Sherwin-Williams Co.	5,828,213

		7,270,330

Commercial Services & Supplies – 0.1%
4,471	KAR Auction Services, Inc.	265,801

Communications Equipment – 2.3%
63,230	Cisco Systems, Inc.	2,673,997
12,425	Motorola Solutions, Inc.	1,507,152

		4,181,149

Construction Materials – 0.8%
12,980	Vulcan Materials Co.	1,453,760

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 2.2%
39,964	American Express Co.	$ 3,977,217

Diversified Financial Services* – 4.2%
37,826	Berkshire Hathaway, Inc. Class B	7,484,631

Energy Equipment & Services – 0.8%
7,892	Halliburton Co.	334,779
9,308	Schlumberger Ltd.	628,476
13,855	TechnipFMC PLC	450,980

		1,414,235

Food & Staples Retailing – 3.2%
10,919	BJ’s Wholesale Club Holdings, Inc.*	270,682
61,427	The Kroger Co.	1,781,383
54,133	Walgreens Boots Alliance, Inc.	3,660,473

		5,712,538

Health Care Equipment & Supplies – 8.1%
53,107	Abbott Laboratories	3,480,633
20,064	Becton Dickinson & Co.	5,023,424
73,778	Boston Scientific Corp.*	2,479,678
39,605	Medtronic PLC	3,573,559

		14,557,294

Health Care Providers & Services – 2.1%
14,267	AmerisourceBergen Corp.	1,167,469
21,199	Universal Health Services, Inc. Class B	2,588,398

		3,755,867

Hotels, Restaurants & Leisure – 1.2%
10,487	McDonald’s Corp.	1,652,122
11,237	Starbucks Corp.	588,706

		2,240,828

Household Durables – 5.0%
53,183	D.R. Horton, Inc.	2,324,097
55,769	Lennar Corp. Class A	2,915,046
1,346	NVR, Inc.*	3,714,193

		8,953,336

Insurance – 2.1%
79,347	Aflac, Inc.	3,692,809

Internet Software & Services* – 3.4%
1,715	Alphabet, Inc. Class A	2,104,682
119,620	eBay, Inc.	4,001,289

		6,105,971

IT Services – 3.9%
14,368	Accenture PLC Class A	2,289,254
17,060	DXC Technology Co.	1,445,664
9,826	International Business Machines Corp.	1,424,082

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
17,908	PayPal Holdings, Inc.*	$ 1,470,963
19,539	Perspecta, Inc.	423,996

		7,053,959

Machinery – 1.0%
18,135	Kennametal, Inc.	706,540
10,075	Wabtec Corp.	1,111,474

		1,818,014

Media – 6.7%
59,716	Comcast Corp. Class A	2,136,638
170,569	Discovery, Inc. Class A*	4,533,724
105,600	TEGNA, Inc.	1,164,768
24,236	The Walt Disney Co.	2,752,240
16,687	World Wrestling Entertainment, Inc. Class A	1,320,109

		11,907,479

Metals & Mining – 0.4%
13,755	Steel Dynamics, Inc.	647,723

Multiline Retail – 3.1%
28,069	Nordstrom, Inc.	1,471,096
50,226	Target Corp.	4,052,234

		5,523,330

Oil, Gas & Consumable Fuels – 0.8%
2,301	Andeavor	345,288
7,600	BP PLC ADR	342,684
1,915	Pioneer Natural Resources Co.	362,452
4,808	Royal Dutch Shell PLC ADR Class A	328,723

		1,379,147

Personal Products – 0.2%
3,466	Beiersdorf AG	404,028

Pharmaceuticals – 3.3%
9,520	Johnson & Johnson	1,261,590
34,209	Merck & Co., Inc.	2,253,347
57,946	Pfizer, Inc.	2,313,784

		5,828,721

Road & Rail – 2.6%
20,379	CSX Corp.	1,440,388
17,228	Kansas City Southern	2,003,099
8,647	Old Dominion Freight Line, Inc.	1,269,380

		4,712,867

Semiconductors & Semiconductor Equipment – 3.3%
38,381	Analog Devices, Inc.	3,689,949
23,093	Intel Corp.	1,110,773
11,880	Skyworks Solutions, Inc.	1,123,611

		5,924,333

Shares	Description	Value
Common Stocks – (continued)
Software* – 0.7%
7,084	Check Point Software Technologies Ltd.	$ 798,154
9,246	Imperva, Inc.	427,628

		1,225,782

Specialty Retail – 3.8%
1,500	AutoZone, Inc.*	1,058,295
11,679	CarMax, Inc.*	872,188
16,760	Lowe’s Cos., Inc.	1,664,938
15,906	The Home Depot, Inc.	3,141,753

		6,737,174

Wireless Telecommunication Services – 0.1%
82,658	VEON Ltd. ADR	250,454

TOTAL COMMON STOCKS (Cost $138,523,489)		$167,643,885

Shares	Distribution Rate	Value
Investment Company(a) – 4.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,588,151	1.832%	$ 7,588,151
(Cost $7,588,151)

TOTAL INVESTMENTS – 97.9% (Cost $146,111,640)		$175,232,036

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		3,670,618

NET ASSETS – 100.0%		$178,902,654

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	90,000	USD	105,300	$105,635	09/19/18	$334
	USD	403,624	EUR	343,000	402,586	09/19/18	1,039

TOTAL							$1,373

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	222,000	USD	260,939	$260,565	09/19/18	$(373)
	USD	4,639,755	EUR	3,967,000	4,656,141	09/19/18	(16,384)

TOTAL							$(16,757)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 94.5%
Aerospace & Defense – 3.4%
28,881	BWX Technologies, Inc.	$ 1,899,215
21,987	Engility Holdings, Inc.*	760,750
52,779	HEICO Corp.	4,030,732
26,527	Hexcel Corp.	1,830,628
18,687	KLX, Inc.*	1,365,085
16,449	Mercury Systems, Inc.*	686,417

		10,572,827

Auto Components – 2.4%
27,745	Cooper Tire & Rubber Co.	792,120
20,104	Dorman Products, Inc.*	1,501,367
37,145	Fox Factory Holding Corp.*	1,846,106
33,466	LCI Industries	3,077,199
8,073	Standard Motor Products, Inc.	393,478

		7,610,270

Banks – 6.6%
10,777	Allegiance Bancshares, Inc.*	484,426
52,531	Bank OZK	2,148,518
88,652	BankUnited, Inc.	3,445,017
32,237	Cadence BanCorp	877,813
19,756	Columbia Banking System, Inc.	808,613
31,314	ConnectOne Bancorp, Inc.	776,587
21,447	FCB Financial Holdings, Inc. Class A*	1,093,797
3,373	First Citizens BancShares, Inc. Class A	1,372,204
20,104	First Merchants Corp.	948,909
24,453	First Midwest Bancorp, Inc.	652,161
29,032	Hanmi Financial Corp.	727,252
56,083	Home BancShares, Inc.	1,300,565
35,190	LegacyTexas Financial Group, Inc.	1,542,378
16,411	Pacific Premier Bancorp, Inc.*	607,207
3,609	Peapack Gladstone Financial Corp.	118,664
6,308	Preferred Bank	392,610
13,115	Prosperity Bancshares, Inc.	920,017
20,442	Veritex Holdings, Inc.*	630,022
25,388	Webster Financial Corp.	1,638,288

		20,485,048

Biotechnology* – 1.5%
14,652	Acceleron Pharma, Inc.	638,241
8,195	Agios Pharmaceuticals, Inc.	708,130
29,782	Alder Biopharmaceuticals, Inc.	564,369
2,665	AnaptysBio, Inc.	208,723
17,136	Coherus Biosciences, Inc.	326,441
4,591	Global Blood Therapeutics, Inc.	191,904
2,499	Loxo Oncology, Inc.	418,807
7,620	Neurocrine Biosciences, Inc.	765,734
10,327	Ultragenyx Pharmaceutical, Inc.	816,969

		4,639,318

Shares	Description	Value
Common Stocks – (continued)
Building Products – 1.0%
23,663	Patrick Industries, Inc.*	$ 1,449,359
41,908	Universal Forest Products, Inc.	1,543,890

		2,993,249

Capital Markets – 1.2%
30,166	Artisan Partners Asset Management, Inc. Class A	1,039,218
4,595	Diamond Hill Investment Group, Inc.	881,045
4,809	Hamilton Lane, Inc. Class A	235,497
26,944	Stifel Financial Corp.	1,485,423

		3,641,183

Chemicals – 2.5%
17,360	Balchem Corp.	1,741,034
7,025	Cabot Corp.	464,353
25,588	Ferro Corp.*	576,242
18,609	Minerals Technologies, Inc.	1,406,840
4,614	PolyOne Corp.	206,938
58,978	PQ Group Holdings, Inc.*	1,062,784
9,520	Trinseo SA	711,144
71,700	Valvoline, Inc.	1,619,703

		7,789,038

Commercial Services & Supplies – 2.7%
25,108	ABM Industries, Inc.	783,370
76,600	ACCO Brands Corp.	980,480
29,313	Healthcare Services Group, Inc.	1,180,141
33,529	Tetra Tech, Inc.	2,038,563
45,742	Waste Connections, Inc.	3,550,037

		8,532,591

Communications Equipment* – 0.8%
61,748	Ciena Corp.	1,568,399
14,148	NETGEAR, Inc.	931,646

		2,500,045

Construction & Engineering – 1.2%
45,460	Aegion Corp.*	1,126,499
11,980	Dycom Industries, Inc.*	1,068,137
15,328	Granite Construction, Inc.	826,945
35,870	Tutor Perini Corp.*	663,595

		3,685,176

Consumer Finance – 4.7%
8,473	Credit Acceptance Corp.*	3,250,243
20,085	FirstCash, Inc.	1,630,902
143,682	Navient Corp.	1,898,039
31,643	Nelnet, Inc. Class A	1,859,976
75,691	PRA Group, Inc.*	2,967,087
260,728	SLM Corp.*	2,943,619

		14,549,866

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 1.2%
185,814	Graphic Packaging Holding Co.	$ 2,699,878
48,499	Owens-Illinois, Inc.*	905,961

		3,605,839

Distributors – 0.1%
18,199	Core-Mark Holding Co., Inc.	440,052

Diversified Consumer Services* – 1.0%
29,083	Bright Horizons Family Solutions, Inc.	3,111,590

Diversified Telecommunication Services – 1.0%
57,093	Cogent Communications Holdings, Inc.	2,965,981

Electric Utilities – 0.1%
9,141	Portland General Electric Co.	414,636

Electrical Equipment – 1.3%
48,619	EnerSys	3,990,161

Electronic Equipment, Instruments & Components – 2.6%
10,124	Anixter International, Inc.*	738,040
26,634	Belden, Inc.	1,724,551
17,641	ePlus, Inc.*	1,740,285
32,243	Insight Enterprises, Inc.*	1,620,856
5,794	Littelfuse, Inc.	1,256,255
9,369	SYNNEX Corp.	903,827

		7,983,814

Energy Equipment & Services* – 1.1%
31,293	Cactus, Inc. Class A	1,023,907
20,532	Dril-Quip, Inc.	1,058,425
50,989	Forum Energy Technologies, Inc.	670,505
62,547	Superior Energy Services, Inc.	615,462

		3,368,299

Equity Real Estate Investment Trusts (REITs) – 0.1%
18,510	Chatham Lodging Trust	398,705

Food & Staples Retailing – 0.7%
9,680	Casey’s General Stores, Inc.	1,058,799
14,539	PriceSmart, Inc.	1,188,563

		2,247,362

Food Products – 0.7%
17,084	Calavo Growers, Inc.	1,580,270
20,145	Fresh Del Monte Produce, Inc.	731,264

		2,311,534

Health Care Equipment & Supplies* – 0.8%
7,789	Integra LifeSciences Holdings Corp.	485,488

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies* – (continued)
25,040	Neogen Corp.	$ 2,063,296

		2,548,784

Health Care Providers & Services – 3.2%
46,565	AMN Healthcare Services, Inc.*	2,817,183
5,150	Chemed Corp.	1,627,555
31,878	Envision Healthcare Corp.*	1,410,920
10,636	HealthEquity, Inc.*	803,018
12,062	Henry Schein, Inc.*	957,843
27,833	LifePoint Health, Inc.*	1,803,578
27,404	Select Medical Holdings Corp.*	570,003

		9,990,100

Health Care Technology* – 0.9%
56,867	Cotiviti Holdings, Inc.	2,538,543
2,732	Medidata Solutions, Inc.	203,015

		2,741,558

Hotels, Restaurants & Leisure – 1.2%
56,742	Carrols Restaurant Group, Inc.*	822,759
19,603	Choice Hotels International, Inc.	1,521,193
55,624	Lindblad Expeditions Holdings, Inc.*	736,462
42,759	The Habit Restaurants, Inc. Class A*(a)	543,039

		3,623,453

Household Durables – 1.7%
9,892	Helen of Troy Ltd.*	1,133,128
14,741	Hooker Furniture Corp.	664,082
22,108	Installed Building Products, Inc.*	1,207,097
27,236	La-Z-Boy, Inc.	830,698
20,767	TopBuild Corp.*	1,542,573

		5,377,578

Household Products – 0.3%
13,540	Energizer Holdings, Inc.	862,227

Insurance – 4.7%
16,913	AMERISAFE, Inc.	1,062,136
13,828	Aspen Insurance Holdings Ltd.	559,342
50,112	Assured Guaranty Ltd.	1,950,359
8,246	Axis Capital Holdings Ltd.	466,394
18,653	Global Indemnity Ltd.(a)	760,110
158,676	Maiden Holdings Ltd.(a)	1,380,481
105,093	National General Holdings Corp.	2,898,465
28,397	RLI Corp.	2,122,960
14,959	The Hanover Insurance Group, Inc.	1,876,158
10,603	The Navigators Group, Inc.	639,891

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
1,027	White Mountains Insurance Group Ltd.	$ 937,682

		14,653,978

Internet & Direct Marketing Retail* – 0.3%
33,407	MakeMyTrip Ltd.	1,094,079

Internet Software & Services* – 2.3%
4,187	2U, Inc.	316,789
22,737	Alarm.com Holdings, Inc.	974,735
21,349	Carbonite, Inc.	732,271
5,059	Coupa Software, Inc.	310,167
28,013	Envestnet, Inc.	1,641,562
25,026	Etsy, Inc.	1,022,562
60,035	Mimecast Ltd.	2,155,857

		7,153,943

IT Services – 4.5%
10,444	Booz Allen Hamilton Holding Corp.	493,688
9,376	Broadridge Financial Solutions, Inc.	1,059,300
25,967	Convergys Corp.	638,788
12,995	CoreLogic, Inc.*	632,857
64,412	Evo Payments, Inc. Class A*(a)	1,362,314
90,416	Genpact Ltd.	2,746,838
23,810	MAXIMUS, Inc.	1,543,126
43,123	Sykes Enterprises, Inc.*	1,279,028
40,188	TTEC Holdings, Inc.	1,292,044
15,706	WEX, Inc.*	2,981,313

		14,029,296

Leisure Products* – 0.1%
38,005	Clarus Corp.	342,045

Life Sciences Tools & Services* – 2.1%
19,942	Cambrex Corp.	1,246,375
21,599	Charles River Laboratories International, Inc.	2,684,756
10,002	ICON PLC	1,391,878
16,478	NeoGenomics, Inc.	230,692
19,722	Syneos Health, Inc.	971,802

		6,525,503

Machinery – 3.9%
10,552	Alamo Group, Inc.	981,336
26,086	ESCO Technologies, Inc.	1,623,854
10,371	Hillenbrand, Inc.	520,624
6,706	IDEX Corp.	1,029,907
24,900	John Bean Technologies Corp.	2,753,940
52,762	REV Group, Inc.	905,924
81,015	Welbilt, Inc.*	1,847,142
28,886	Woodward, Inc.	2,403,604

		12,066,331

Media – 2.2%
28,399	AMC Networks, Inc. Class A*	1,712,176

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
61,149	Entercom Communications Corp. Class A	$ 461,675
37,088	GCI Liberty, Inc. Class A*	1,784,304
14,644	Scholastic Corp.	611,533
7,406	The Madison Square Garden Co. Class A*	2,312,005

		6,881,693

Metals & Mining – 0.7%
80,459	Ferroglobe PLC	655,741
52,699	Ferroglobe Representation & Warranty Insurance Trust*(b)	—
127,952	SunCoke Energy, Inc.*(a)	1,459,932

		2,115,673

Mortgage Real Estate Investment Trusts (REITs) – 2.7%
65,417	Ares Commercial Real Estate Corp.(a)	923,688
41,653	Blackstone Mortgage Trust, Inc. Class A	1,380,381
188,103	CYS Investments, Inc.	1,375,033
179,227	MFA Financial, Inc.	1,442,777
71,760	Starwood Property Trust, Inc.	1,638,998
105,231	Two Harbors Investment Corp.	1,631,081

		8,391,958

Oil, Gas & Consumable Fuels – 2.9%
9,196	Concho Resources, Inc.*	1,341,237
104,881	Enerplus Corp.	1,369,746
61,261	Extraction Oil & Gas, Inc.*	926,266
38,996	Gulfport Energy Corp.*	448,844
67,899	Jagged Peak Energy, Inc.*	970,956
93,473	Kosmos Energy Ltd.*	708,525
47,738	WildHorse Resource Development Corp.*	1,046,894
81,908	World Fuel Services Corp.	2,279,500

		9,091,968

Paper & Forest Products – 0.8%
14,217	Neenah, Inc.	1,248,253
32,446	Schweitzer-Mauduit International, Inc.	1,346,184

		2,594,437

Pharmaceuticals* – 0.8%
61,559	Catalent, Inc.	2,567,010

Professional Services – 4.6%
48,620	ASGN, Inc.*	4,390,386
44,962	Exponent, Inc.	2,198,642
22,894	FTI Consulting, Inc.*	1,807,710
16,235	Huron Consulting Group, Inc.*	708,658
23,349	Insperity, Inc.	2,220,490
49,299	Navigant Consulting, Inc.*	1,072,746
26,504	WageWorks, Inc.*	1,399,411

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Professional Services – (continued)
15,992	Willdan Group, Inc.*	$ 445,857

		14,243,900

Real Estate Management & Development – 2.0%
21,720	Colliers International Group, Inc.	1,781,040
28,851	FirstService Corp.	2,399,826
18,138	RE/MAX Holdings, Inc. Class A	921,411
50,784	Realogy Holdings Corp.	1,110,646

		6,212,923

Road & Rail – 0.4%
35,743	Knight-Swift Transportation Holdings, Inc.	1,163,435

Semiconductors & Semiconductor Equipment – 1.2%
70,280	Brooks Automation, Inc.	2,149,162
48,970	Marvell Technology Group Ltd.	1,043,551
13,049	Versum Materials, Inc.	503,039

		3,695,752

Software – 4.3%
16,292	Aspen Technology, Inc.*	1,560,611
19,199	Blackbaud, Inc.	1,916,252
27,251	Blackline, Inc.*	1,163,618
15,153	Everbridge, Inc.*	681,582
8,284	Fair Isaac Corp.*	1,668,895
11,127	Guidewire Software, Inc.*	959,147
15,790	Paylocity Holding Corp.*	915,820
7,676	Proofpoint, Inc.*	875,448
18,163	RealPage, Inc.*	1,000,781
3,546	The Ultimate Software Group, Inc.*	981,852
7,453	Tyler Technologies, Inc.*	1,676,850

		13,400,856

Specialty Retail – 2.1%
46,562	Camping World Holdings, Inc. Class A	1,032,280
5,857	Group 1 Automotive, Inc.	409,931
46,121	Lithia Motors, Inc. Class A(a)	4,107,075
23,854	National Vision Holdings, Inc.*	969,904

		6,519,190

Technology Hardware, Storage & Peripherals* – 0.3%
30,632	NCR Corp.	855,245

Textiles, Apparel & Luxury Goods – 0.9%
32,036	Skechers U.S.A., Inc. Class A*	888,038
36,550	Steven Madden Ltd.	1,975,527

		2,863,565

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – 2.1%
38,149	Essent Group Ltd.*	$ 1,464,922
28,125	NMI Holdings, Inc.*	587,812
37,557	Radian Group, Inc.	719,217
40,651	Walker & Dunlop, Inc.	2,408,978
41,550	Washington Federal, Inc.	1,394,002

		6,574,931

Tobacco – 0.3%
14,023	Universal Corp.	968,989

Trading Companies & Distributors – 2.3%
47,480	Air Lease Corp.	2,087,221
67,471	BMC Stock Holdings, Inc.*	1,484,362
13,188	SiteOne Landscape Supply, Inc.*	1,175,842
38,809	WESCO International, Inc.*	2,367,349

		7,114,774

TOTAL COMMON STOCKS (Cost $247,701,340)		$294,101,758

Shares	Distribution Rate	Value
Investment Company(a) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,979,316	1.832%	$ 9,979,316
(Cost $9,979,316)

TOTAL INVESTMENTS – 97.7% (Cost $257,680,656)		$304,081,074

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		7,290,490

NET ASSETS – 100.0%		$311,371,564

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$33,093,630	$105,659,768	$—
Australia and Oceania	—	12,177,343	—
Europe	25,636,124	343,254,632	—
North America	51,593,027	4,188,007	—
South America	3,705,103	—	—
Investment Company	15,672,845	—	—
Total	$129,700,729	$465,279,750	$—

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$798,154	$—	$—
Europe	8,710,385	4,670,474	—
North America	153,464,872	—	—
Investment Company	7,588,151	—	—
Total	$170,561,562	$4,670,474	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,373	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(16,757)	$—

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,094,079	$—	$—
Europe	2,047,619	—	—
North America	290,960,060	—	—
Investment Company	9,979,316	—	—
Total	$304,081,074	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Non-Diversification Risk — The Multi-Manager U.S. Dynamic Equity Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Australia – 6.4%
718,291	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	$ 17,205,177
136,598	CSL Ltd. (Biotechnology)	19,985,160
416,177	Macquarie Group Ltd. (Capital Markets)	37,971,064

		75,161,401

Belgium – 1.1%
172,596	KBC Group NV (Banks)	13,249,935

China – 5.9%
94,835	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	17,755,957
2,790,720	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	25,979,591
546,486	Tencent Holdings Ltd. (Internet Software & Services)	24,872,963

		68,608,511

Denmark – 1.2%
271,097	Novo Nordisk A/S Class B (Pharmaceuticals)	13,486,340

France – 13.6%
361,083	Air Liquide SA (Chemicals)	46,165,926
78,410	Essilor International Cie Generale d’Optique SA (Health Care Equipment & Supplies)	11,554,814
23,932	Hermes International (Textiles, Apparel & Luxury Goods)	15,146,458
28,801	Kering SA (Textiles, Apparel & Luxury Goods)	15,307,307
129,834	L’Oreal SA (Personal Products)	31,727,699
50,483	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	17,592,721
167,511	Safran SA (Aerospace & Defense)	20,771,989

		158,266,914

Germany – 7.9%
94,467	Beiersdorf AG (Personal Products)	11,011,928
234,874	Deutsche Boerse AG (Capital Markets)	30,953,198
393,271	SAP SE ADR (Software)	45,635,167
26,693	zooplus AG*(a) (Internet & Direct Marketing Retail)	4,625,640

		92,225,933

Hong Kong – 4.3%
2,240,043	AIA Group Ltd. (Insurance)	19,608,335

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
752,897	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	$ 6,065,812
918,282	Hang Seng Bank Ltd. (Banks)	25,025,213

		50,699,360

India – 5.1%
454,371	HDFC Bank Ltd. ADR (Banks)	46,954,699
594,988	Infosys Ltd. ADR (IT Services)	12,006,858

		58,961,557

Indonesia – 1.6%
11,628,949	Bank Central Asia Tbk PT (Banks)	18,771,097

Ireland – 1.1%
146,515	Medtronic PLC (Health Care Equipment & Supplies)	13,220,048

Japan – 0.9%
216,442	Tokio Marine Holdings, Inc. (Insurance)	10,297,428

Luxembourg* – 1.2%
77,053	Spotify Technology SA (Internet Software & Services)	14,087,600

Netherlands – 5.7%
191,135	ASML Holding NV (Semiconductors & Semiconductor Equipment)	40,935,045
249,266	Heineken NV (Beverages)	25,186,292

		66,121,337

South Korea – 2.9%
812,807	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	33,739,804

Spain(b) – 1.6%
708,229	Cellnex Telecom SA (Diversified Telecommunication Services)	18,820,699

Switzerland – 10.6%
204,038	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	17,869,415
595,093	Coca-Cola HBC AG* (Beverages)	21,359,096
23,827	Roche Holding AG (Pharmaceuticals)	5,853,015
6,622	SGS SA (Professional Services)	17,261,311
290,656	Sika AG (Chemicals)	41,269,758
1,259,089	UBS Group AG* (Capital Markets)	20,692,472

		124,305,067

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 10.6%
227,297	AstraZeneca PLC (Pharmaceuticals)	$ 17,496,455
803,717	Diageo PLC (Beverages)	29,486,334
2,683,086	HSBC Holdings PLC (Banks)	25,694,022
630,281	London Stock Exchange Group PLC (Capital Markets)	36,325,049
430,819	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	15,090,386

		124,092,246

United States – 16.2%
176,206	Abbott Laboratories (Health Care Equipment & Supplies)	11,548,541
16,253	Alphabet, Inc. Class A* (Internet Software & Services)	19,946,007
19,491	Alphabet, Inc. Class C* (Internet Software & Services)	23,725,615
202,517	Facebook, Inc. Class A* (Internet Software & Services)	34,950,384
247,310	MasterCard, Inc. Class A (IT Services)	48,967,380
87,024	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,308,696
213,570	Visa, Inc. Class A (IT Services)	29,203,562

		189,650,185

TOTAL COMMON STOCKS (Cost $1,057,559,697)		$1,143,765,462

Shares	Distribution Rate	Value
Investment Company(c) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,984,466	1.832%	$ 3,984,466
(Cost $3,984,466)

Securities Lending Reinvestment Vehicle(c) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,834,401	1.832%	2,834,401
(Cost $2,834,401)

TOTAL INVESTMENTS – 98.5% (Cost $1,064,378,564)		$1,150,584,329

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		18,055,251

NET ASSETS – 100.0%		$1,168,639,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,820,699, which represents approximately 1.6% of the Fund’s net assets as of July 31, 2018. The liquidity determination is unaudited.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).The Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$76,717,514	$164,360,243	$—
Australia and Oceania	—	75,161,401	—
Europe	75,405,339	562,470,780	—
North America	189,650,185	—	—
Investment Company	3,984,466	—	—
Securities Lending Reinvestment Vehicle	2,834,401
Total	$348,591,905	$801,992,424	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 1.4%
Aerospace & Defense(a) – 0.2%
Bombardier, Inc.
	$209,000	7.750%		03/15/20	$ 221,017
	100,000	5.750		03/15/22	100,500
	150,000	6.125		01/15/23	152,438
	489,000	7.500	(b)	03/15/25	512,839

					986,794

Apparel(a)(c) – 0.0%
Nine West Holdings, Inc.
	420,000	8.250		03/15/19	111,300

Automotive – 0.0%
Navistar International Corp.
	159,000	4.500		10/15/18	159,130

Commercial Services(a)(b) – 0.0%
Cenveo Corp.
	1,315,000	8.500		09/15/22	13,150

Diversified Financial Services – 0.4%
Citigroup Global Markets Holdings, Inc.(d)
EGP	40,457,674	0.000		08/16/18	2,240,612
Ditech Holding Corp.(b)(e)(PIK 1.800%, Cash 7.200%)
	$158,792	9.000		12/31/24	136,561

					2,377,173

Energy - Exploration & Production(c)(f) – 0.0%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(b)
	100,000	10.000		06/01/20	—
	951,000	10.750		10/01/20	—
	245,000	9.250		06/01/21	—
Peabody Energy Corp.
	95,000	6.250		11/15/21	—

					—

Media(b)(c) – 0.4%
iHeartCommunications, Inc.
	2,580,000	11.250		03/01/21	1,986,600

Mining(a) – 0.0%
Glencore Funding LLC
	100,000	2.875		04/16/20	98,499

Oil Field Services – 0.4%
California Resources Corp.(b)
	7,500	5.000		01/15/20	7,125
	24,000	5.500		09/15/21	20,760
	100,000	8.000	(a)	12/15/22	89,500
	7,500	6.000		11/15/24	6,000
CNX Resources Corp.(b)
	180,000	8.000		04/01/23	189,900
EP PetroEcuador via Noble Sovereign Funding I Ltd.(g)(3M USD LIBOR + 5.630%)
	236,316	7.966		09/24/19	233,953
Petrobras Global Finance BV
	448,000	6.125		01/17/22	463,322
	682,000	6.250		03/17/24	694,617
Petroleos Mexicanos
	357,000	3.500		01/30/23	339,228

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
$238,000	4.625%	09/21/23	$ 235,382
Seventy Seven Energy, Inc.(b)(c)(f)
205,000	6.500	07/15/22	—

			2,279,787

Retailing(b)(c) – 0.0%
The Bon-Ton Department Stores, Inc.
540,000	8.000	06/15/21	91,800

Utilities(a)(b)(c)(f) – 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
3,500,000	11.500	10/01/20	—

TOTAL CORPORATE OBLIGATIONS (Cost $9,464,795)			$ 8,104,233

Shares	Description	Value
Common Stocks – 30.3%
Aerospace & Defense – 1.8%
27,617	Airbus SE	$ 3,418,132
24,418	Arconic, Inc.(h)	529,626
8,674	General Dynamics Corp.	1,732,718
2,362	Harris Corp.	389,612
49,100	Meggitt PLC	367,161
10,393	Mercury Systems, Inc.*	433,700
16,899	Rockwell Collins, Inc.(h)	2,348,792
6,189	Safran SA	767,459
3,693	United Technologies Corp.(h)	501,288

		10,488,488

Air Freight & Logistics – 0.4%
9,779	FedEx Corp.	2,404,363

Banks – 1.9%
69,994	Bank of America Corp.(h)	2,161,415
9,790	CIT Group, Inc.(h)	518,185
6,620	Citigroup, Inc.(h)	475,912
33,600	Hang Seng Bank Ltd.	915,674
16,699	HDFC Bank Ltd. ADR	1,725,675
97,057	HSBC Holdings PLC	929,446
22,871	JPMorgan Chase & Co.	2,629,021
6,302	KBC Group NV	483,795
63,033	Regions Financial Corp.	1,173,044
6,880	Royal Bank of Scotland Group PLC*	23,008
4,672	Wells Fargo & Co.	267,659
911	Western Alliance Bancorp*	51,672

		11,354,506

Beverages – 0.9%
21,891	Coca-Cola HBC AG*	785,713
5,701	Constellation Brands, Inc. Class A	1,198,521
29,480	Diageo PLC	1,081,546
9,771	Heineken NV	987,280
28,467	The Coca-Cola Co.	1,327,416

		5,380,476

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – 0.9%
5,062	CSL Ltd.	$ 740,603
19,337	Shire PLC	1,101,321
17,797	Shire PLC ADR(h)	3,036,346
7,157	Spectrum Pharmaceuticals, Inc.*	152,373

		5,030,643

Capital Markets – 1.2%
8,442	Affiliated Managers Group, Inc.	1,350,804
21,822	BrightSphere Investment Group PLC	310,964
8,768	Deutsche Boerse AG	1,155,503
23,019	London Stock Exchange Group PLC	1,326,656
3,821	LPL Financial Holdings, Inc.(h)	253,294
15,270	Macquarie Group Ltd.	1,393,201
27,470	NEX Group PLC	363,961
45,533	UBS Group AG*	748,311

		6,902,694

Chemicals – 1.5%
13,682	Air Liquide SA	1,749,299
3,860	Axalta Coating Systems Ltd.*	116,765
4,963	PPG Industries, Inc.	549,206
10,662	Sika AG	1,513,879
10,641	The Sherwin-Williams Co.	4,689,808

		8,618,957

Commercial Services & Supplies – 0.2%
38,757	Atento SA	282,926
11,648	Edenred	456,899
3,529	KAR Auction Services, Inc.	209,799

		949,624

Communications Equipment – 0.1%
4,677	Cisco Systems, Inc.	197,790
2,610	CommScope Holding Co., Inc.*	83,807
671	Motorola Solutions, Inc.	81,392
5,622	Quantenna Communications, Inc.*	89,559

		452,548

Construction Materials – 0.1%
2,617	HeidelbergCement AG	222,277
5,363	LafargeHolcim Ltd.*	273,482

		495,759

Consumer Finance – 0.1%
9,117	Ally Financial, Inc.(h)	243,971
2,150	American Express Co.	213,968

		457,939

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging* – 0.0%
11,230	Owens-Illinois, Inc.	$ 209,776

Diversified Consumer Services* – 0.0%
19,321	The Gymboree Corp.	227,022

Diversified Financial Services – 0.6%
13,772	Berkshire Hathaway, Inc. Class B*	2,725,066
3,590	Groupe Bruxelles Lambert SA	381,361
19,450	Jefferies Financial Group, Inc.(h)	471,662

		3,578,089

Diversified Telecommunication Services – 0.4%
39,079	AT&T, Inc.	1,249,356
26,470	China Unicom Hong Kong, Ltd. ADR	329,551
33,098	ORBCOMM, Inc.*	316,417
8,769	Verizon Communications, Inc.	452,831

		2,348,155

Electric Utilities – 0.1%
4,472	PG&E Corp.	192,654
138,462	TCEH Corp.	87,231

		279,885

Electronic Equipment, Instruments & Components – 0.5%
12,009	Fabrinet*	469,792
46,871	Flex Ltd.*	654,319
2,209	II-VI, Inc.*	86,593
1,717	IPG Photonics Corp.*	281,657
5,052	Itron, Inc.*	309,182
21,500	Sunny Optical Technology Group Co. Ltd.	356,612
4,335	TE Connectivity Ltd.(h)	405,626
2,589	Zebra Technologies Corp. Class A*	357,101

		2,920,882

Energy Equipment & Services – 0.2%
6,161	Halliburton Co.	261,350
7,461	Schlumberger Ltd.	503,767
11,099	TechnipFMC PLC	361,272

		1,126,389

Food & Staples Retailing* – 0.1%
8,673	BJ’s Wholesale Club Holdings, Inc.	215,003
19,068	SUPERVALU, Inc.	616,278

		831,281

Food Products – 0.5%
5,367	Mondelez International, Inc. Class A	232,820

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
37,921	Pinnacle Foods, Inc.(h)	$ 2,518,713

		2,751,533

Health Care Equipment & Supplies – 1.7%
49,610	Abbott Laboratories	3,251,440
16,036	Becton Dickinson & Co.	4,014,933
59,035	Boston Scientific Corp.*	1,984,166
2,933	Essilor International Cie Generale d’Optique SA	432,219
5,458	Medtronic PLC	492,475

		10,175,233

Health Care Providers & Services – 1.3%
7,348	Aetna, Inc.(h)	1,384,290
26,913	Envision Healthcare Corp.*(h)	1,191,169
34,614	Express Scripts Holding Co.*(h)	2,750,429
3,660	Millennium Health LLC*	157
17,114	Universal Health Services, Inc. Class B	2,089,619

		7,415,664

Health Care Technology*(h) – 0.2%
24,368	Cotiviti Holdings, Inc.	1,087,788

Hotels, Restaurants & Leisure – 0.4%
26,898	Aristocrat Leisure Ltd.	644,286
28,013	Galaxy Entertainment Group Ltd.	225,690
8,466	McDonald’s Corp.	1,333,734

		2,203,710

Household Durables – 0.4%
42,997	D.R. Horton, Inc.	1,878,969
3,426	iRobot Corp.*	271,510
722	Mohawk Industries, Inc.*	135,996
7,428	Roku, Inc.*	337,380

		2,623,855

Household Products* – 0.5%
35,347	Spectrum Brands Holdings, Inc.	3,088,231

Industrial Conglomerates – 0.0%
2,630	Jardine Strategic Holdings Ltd.	105,062

Insurance – 1.3%
82,815	AIA Group Ltd.	724,925
12,322	American International Group, Inc.(h)	680,298
3,616	Aon PLC(h)	519,077
103,606	Ping An Insurance Group Co. of China Ltd. Class H	964,497
8,476	Tokio Marine Holdings, Inc.	403,253
73,899	XL Group Ltd.(h)	4,155,341

		7,447,391

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – 0.1%
2,199	Expedia Group, Inc.	$ 294,314
4,214	JD.com, Inc. ADR*	151,114
972	zooplus AG*	168,438

		613,866

Internet Software & Services – 1.9%
4,055	Akamai Technologies, Inc.*	305,179
10,616	Alibaba Group Holding Ltd. ADR*	1,987,634
816	Alphabet, Inc. Class A*	1,001,412
1,098	Alphabet, Inc. Class C*	1,336,551
1,991	Baidu, Inc. ADR*	492,135
725	Cafe24 Corp.*	104,034
15,949	Cloudera, Inc.*	213,557
5,412	Delivery Hero SE*(a)	307,359
8,639	eBay, Inc.*	288,975
9,234	Facebook, Inc. Class A*	1,593,604
34,028	Just Eat PLC*	353,712
5,088	Spotify Technology SA*	930,239
35,811	Tencent Holdings Ltd.	1,629,915
16,659	Yandex NV Class A*	599,058

		11,143,364

IT Services – 1.1%
2,048	Accenture PLC Class A	326,308
1,915	Automatic Data Processing, Inc.	258,506
2,273	Cognizant Technology Solutions Corp. Class A	185,250
36,713	Convergys Corp.	903,140
2,795	Genpact Ltd.	84,912
21,152	Infosys Ltd. ADR	426,847
7,752	International Business Machines Corp.	1,123,497
9,287	Mastercard, Inc. Class A	1,838,826
15,689	Perspecta, Inc.	340,451
7,833	Visa, Inc. Class A	1,071,085

		6,558,822

Life Sciences Tools & Services – 0.0%
906	Thermo Fisher Scientific, Inc.	212,484

Machinery – 0.0%
1,100	FANUC Corp.	221,805

Marine – 0.1%
47,036	Irish Continental Group PLC	288,208

Media – 1.6%
958	Charter Communications, Inc. Class A*	291,788
21,702	Comcast Corp. Class A	776,498
10,455	Cumulus Media, Inc. Class A*	169,026
58,679	Discovery, Inc. Class C*(h)	1,440,570
3,678	Naspers Ltd.	905,408
102,101	Twenty-First Century Fox, Inc. Class B(h)	4,535,326
13,453	World Wrestling Entertainment, Inc. Class A	1,064,267
20,280	WPP PLC	317,219

		9,500,102

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 0.2%
1,150	Alcoa Corp.*	$ 49,761
334,486	Nevsun Resources Ltd.	1,241,932

		1,291,693

Oil, Gas & Consumable Fuels – 2.0%
44,231	Andeavor(h)	6,637,304
6,180	BP PLC ADR	278,656
24,335	Concho Resources, Inc.*	3,549,219
14,650	Kinder Morgan, Inc.	260,477
1,580	LUKOIL PJSC ADR	113,335
1,541	Pioneer Natural Resources Co.	291,665
3,945	Royal Dutch Shell PLC ADR Class A	269,720
15,765	Royal Dutch Shell PLC Class B	552,204

		11,952,580

Personal Products – 0.3%
6,385	Beiersdorf AG	744,293
4,696	L’Oreal SA	1,147,568

		1,891,861

Pharmaceuticals – 0.3%
8,435	AstraZeneca PLC	649,294
9,360	Mylan NV*(h)	349,222
9,994	Novo Nordisk A/S Class B	497,174
867	Roche Holding AG	212,975

		1,708,665

Professional Services – 0.2%
7,705	Huron Consulting Group, Inc.*	336,323
249	SGS SA	649,059

		985,382

Road & Rail – 0.6%
16,288	CSX Corp.	1,151,236
13,923	Kansas City Southern	1,618,827
6,959	Old Dominion Freight Line, Inc.	1,021,581

		3,791,644

Semiconductors & Semiconductor Equipment – 1.9%
31,978	Advanced Micro Devices, Inc.*	586,157
13,781	Analog Devices, Inc.	1,324,905
7,241	ASML Holding NV	1,550,792
6,433	Broadcom, Inc.	1,426,646
2,689	First Solar, Inc.*	140,769
25,225	FormFactor, Inc.*	326,664
15,687	Integrated Device Technology, Inc.*	540,103

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
18,475	Intel Corp.	$ 888,648
1,829	KLA-Tencor Corp.	214,761
32,479	Marvell Technology Group Ltd.	692,128
3,387	Microchip Technology, Inc.	316,447
759	Micron Technology, Inc.*	40,068
4,260	NVIDIA Corp.	1,043,104
14,098	NXP Semiconductors NV*(h)	1,344,103
7,109	QUALCOMM, Inc.	455,616
10,527	Teradyne, Inc.	455,293

		11,346,204

Software – 1.5%
1,454	Adobe Systems, Inc.*	355,765
5,687	Atlassian Corp. PLC*	411,796
3,337	Blackbaud, Inc.	333,066
41,606	CA, Inc.	1,839,401
5,722	Check Point Software Technologies Ltd.*	644,698
8,557	Dell Technologies, Inc. Class V*	791,694
4,142	Gemalto NV*	241,591
7,431	Imperva, Inc.*	343,684
1,673	Intuit, Inc.	341,693
4,778	Microsoft Corp.	506,850
15,946	MModal, Inc.	536,838
9,500	Nexon Co. Ltd.*	136,882
14,485	Oracle Corp.(h)	690,645
14,542	SAP SE ADR	1,687,454
2,024	Workday, Inc. Class A*	251,016

		9,113,073

Specialty Retail* – 0.1%
9,332	CarMax, Inc.	696,914

Technology Hardware, Storage & Peripherals – 0.4%
1,807	Apple, Inc.	343,854
11,510	Cray, Inc.*	287,175
6,227	NetApp, Inc.	482,717
34,992	Samsung Electronics Co. Ltd.	1,452,526

		2,566,272

Textiles, Apparel & Luxury Goods – 0.4%
7,381	Cie Financiere Richemont SA	646,420
868	Hermes International	549,353
1,053	Kering SA	559,654
1,826	LVMH Moet Hennessy Louis Vuitton SE	636,339

		2,391,766

Thrifts & Mortgage Finance* – 0.0%
320	Ditech Holding Corp.	1,882

Wireless Telecommunication Services – 0.3%
21,464	T-Mobile US, Inc.*	1,287,840
66,737	VEON Ltd. ADR	202,213

		1,490,053

TOTAL COMMON STOCKS (Cost $162,514,647)		$178,722,583

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations(g) – 2.1%
Collateralized Mortgage Obligations – 2.1%
Interest Only(i) – 1.1%
FHLMC REMIC Series 4723, Class KS(-1 X 1M USD LIBOR + 6.150%)
$7,480,304	4.078%	09/15/47	$ 1,317,259
FHLMC REMIC Series 4729, Class KS(-1 X 1M USD LIBOR - 6.150%)
5,652,889	4.078	11/15/47	995,457
GNMA REMIC Series 2015-16, Class MS(1M LIBOR + 5.600%)
8,427,310	3.514	02/20/45	1,180,861
GNMA REMIC Series 2017-117, Class AS(-1 X 1M LIBOR + 6.200%)
9,024,761	4.116	08/20/47	1,503,354
GNMA REMIC Series 2017-68, Class SA(1M LIBOR + 6.150%)
9,373,820	4.064	05/20/47	1,581,148

			6,578,079

Regular Floater – 1.0%
CHL GMSR Issuer Trust Series 2018-GT1, Class A(a)(1M USD LIBOR + 2.750%)
1,000,000	4.841	05/25/23	1,008,069
CHL GMSR Issuer Trust Series 2018-GT1, Class B(a)(1M USD LIBOR + 3.500%)
1,000,000	5.591	05/25/23	1,006,739
Impac Secured Assets Trust Series 2006-3, Class A2(1M USD LIBOR + 0.200%)
2,744,076	2.291	11/25/36	2,323,462
Impac Secured Assets Trust Series 2007-1, Class A3(1M USD LIBOR + 0.240%)
2,195,731	2.331	03/25/37	1,636,760

			5,975,030

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $12,615,019)			$ 12,553,109

Bank Loans(g)(j) – 0.0%
Real Estate – 0.0%
Empire Generating Co. LLC(3M LIBOR + 4.250%)
$650	5.250%	03/14/21	$ 494

Textiles – 0.0%
Indra Holdings Corp.(1M LIBOR + 4.250%)
231,768	5.250	05/01/21	115,305

TOTAL BANK LOANS (Cost $182,298)			$ 115,799

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.7%
Collateralized Loan Obligations(a)(g) – 2.6%
Atlas Senior Loan Fund V Ltd. Series 2014-1A, Class AR2(3M USD LIBOR + 1.260%)
$1,900,000	3.608%	07/16/29	$ 1,905,766
Catamaran CLO Ltd. Series 2013-1A, Class DR(1M USD LIBOR + 2.800%)
1,750,000	5.166	01/27/28	1,740,440
CBAM Ltd. Series 2017-3A, Class A(3M USD LIBOR + 1.230%)
1,900,000	3.583	10/17/29	1,901,799
CVP CLO Ltd. Series 2017-2A, Class D(3M USD LIBOR + 1.230%)
1,000,000	4.576	01/20/31	970,360
Shackleton CLO Ltd. Series 2013-3A, Class DR(3M USD LIBOR + 3.020%)
1,500,000	5.056	07/15/30	1,499,538
Shackleton CLO Ltd. Series 2015-7RA, Class A1(3M USD LIBOR + 1.170%)
1,275,000	3.509	07/15/31	1,274,950
Venture CLO Ltd. Series 2014-17A, Class DRR(3M USD LIBOR + 2.820%)
2,850,000	5.168	04/15/27	2,813,634
Venture CLO Ltd. Series 2017-30A, Class D(3M USD LIBOR + 3.000%)
1,500,000	5.348	01/15/31	1,499,963
Voya CLO Ltd. Series 2013-1A, Class CR(3M USD LIBOR + 2.950%)
1,500,000	5.298	10/15/30	1,489,484

			15,095,934

Home Equity – 1.1%
Argent Securities Trust Series 2006-M2, Class A2D(g)(1M USD LIBOR + 0.240%)
2,888,040	2.331	09/25/36	1,198,239
Countrywide Asset-Backed Certificates Series 2006-22, Class M1(g)(1M USD LIBOR + 0.230%)
5,809,602	2.321	05/25/47	1,303,140
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class MF2(k)
1,770,645	4.940	11/25/36	835,084
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2, Class AFPT(g)(1M USD LIBOR + 0.070%)
2,304,625	2.161	11/25/36	1,145,162
Progress Residential Trust Series 2016-SFR2, Class F(a)(g)(1M LIBOR + 4.220%)
1,300,000	6.293	01/17/34	1,317,113
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3(g)(1M USD LIBOR + 0.250%)
1,312,923	2.341	05/25/36	859,034

			6,657,772

Other(f) – 0.0%
EFIH Intercompany Claim
105,640	1.000	11/02/26	12,677

TOTAL ASSET-BACKED SECURITIES (Cost $22,044,088)			$21,766,383

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – 2.2%
Brazil Notas do Tesouro Nacional
	$427,000	4.875%	01/22/21	437,387	$ 438,102
Ecuador Government International Bond
	216,000	10.750	03/28/22	247,573	232,740
Hellenic Republic Government Bond
EUR	633,526	3.900	01/30/33	708,027	690,476
National Highways Authority of India
INR	40,000,000	7.300	05/18/22	625,547	562,795
Republic of Argentina
	5,644,723	3.750	02/08/19		199,290
	294,486	7.820	12/31/33		342,636
	1,250,000	3.875	01/15/22		1,405,047
	4,679,211	32.223 (g)	06/21/20		170,941
	2,267,000	4.625	01/11/23		2,039,166
Republic of South Africa
	27,651,422	10.500	12/21/26		2,337,305
	17,202,189	8.750	02/28/48		1,212,468
Republic of Turkey
	244,000	7.000	06/05/20		248,575
	654,000	5.625	03/30/21		645,007
Russian Federation Bond
	1,000,000	5.250	06/23/47		995,000
	800,000	4.500	04/04/22		817,000
	200,000	5.000	04/29/20		205,000
Saudi Government International Bond
	600,000	2.375	10/26/21	578,387	576,900

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $13,747,252)					$ 13,118,448

Municipal Debt Obligations(b)(c) – 0.1%
Puerto Rico – 0.1%
Puerto Rico Commonwealth GO Bonds (Unrefunded) (Balance-Public Improvement) Series A
	$115,000	5.000%	07/01/33		$ 48,012
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	45,000	5.750	07/01/41		18,337
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
	5,000	6.500	07/01/40		2,075
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
	5,000	4.000	07/01/24		2,038
	420,000	5.750	07/01/28		171,150
	70,000	5.125	07/01/37		28,525
	20,000	5.000	07/01/41		7,950
Puerto Rico Commonwealth GO Bonds Series 2007 A
	5,000	5.250	07/01/29		2,087
	5,000	5.250	07/01/33		2,088

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $431,614)					$ 282,262

U.S. Treasury Obligation(h) – 0.6%
United States Treasury Note
	$3,500,000	1.250%	10/31/18		$ 3,493,105
(Cost $3,493,238)

Shares	Description	Value
Preferred Stocks – 0.1%
Auto Manufacturers – 0.1%
Porsche Automobil Holding SE
1,970	0.000%	$ 133,251

Diversified Financial Services(d) – 0.0%
Ditech Holding Corp.
63	0.000	39,690

Oil & Gas – 0.0%
Surgutneftegas PJSC
49,550	0.000	27,479

TOTAL PREFERRED STOCKS — 0.1% (Cost $245,540)		$ 200,420

Shares	Description	Expiration Date	Value
Warrant* – 0.0%
Diversified Financial Services – 0.0%
Ditech Holding Corp.
4,172		01/31/28	$ 1,210
Ditech Holding Corp.
5,258		02/09/28	1,840

			3,050

Independent Power and Renewable Electricity Producers – 0.0%
Vistra Energy Corp.
6,085		02/02/24	7,850

Specialty Retail(f) – 0.0%
Guitar Center, Inc.
2,837		04/16/25	—

TOTAL WARRANT (Cost $0)			$ 10,900

Shares	Distribution Rate	Value
Investment Company – 39.1%(l)
Goldman Sachs Financial Square Government Fund - Institutional Shares
230,778,571	1.832%	$230,778,571
(Cost $230,778,571)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(m) – 9.8%
Repurchase Agreements – 9.8%
Joint Repurchase Agreement Account II
$58,000,000	1.930%	08/01/18	$ 58,000,000
(Cost $58,000,000)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 89.4% (Cost $513,517,062)			$527,145,813

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (4.3)%
Aerospace & Defense – (0.1)%
5,239	United Technologies Corp.	$ (711,142)

Capital Markets – (0.3)%
11,185	CME Group, Inc.	(1,779,757)

Diversified Telecommunication Services – (0.2)%
39,079	AT&T, Inc.	(1,249,356)
340	Verizon Communications, Inc.	(17,557)

		(1,266,913)

Electronic Equipment, Instruments & Components – (0.0)%
2,841	SYNNEX Corp.	(274,071)

Food Products – (0.2)%
24,626	Conagra Brands, Inc.	(904,020)

Health Care Providers & Services – (0.2)%
4,499	Cigna Corp.	(807,211)
6,156	CVS Health Corp.	(399,278)

		(1,206,489)

Household Products* – (0.5)%
35,346	Spectrum Brands Holdings, Inc.	(3,088,180)

Internet Software & Services – (0.2)%
21,400	Tencent Holdings Ltd.	(974,007)

Media – (0.4)%
58,679	Discovery, Inc. Class A*	(1,559,688)
9,189	The Walt Disney Co.	(1,043,503)

		(2,603,191)

Oil, Gas & Consumable Fuels – (1.5)%
24,334	Concho Resources, Inc.*	(3,549,114)
67,419	Marathon Petroleum Corp.	(5,449,478)

		(8,998,592)

Pharmaceuticals – (0.2)%
24,408	Takeda Pharmaceutical Co. Ltd.	(1,030,576)

Semiconductors & Semiconductor Equipment – (0.1)%
15,725	Marvell Technology Group Ltd.	(335,100)

Software* – (0.1)%
2,952	VMware, Inc. Class A	(426,830)

Specialty Retail – (0.1)%
34,417	Rent-A-Center, Inc.	(510,748)

Trading Companies & Distributors – (0.0)%
28	W.W. Grainger, Inc.	(9,704)

Wireless Telecommunication Services* – (0.2)%
204,779	Sprint Corp.	(1,111,950)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(25,503,130))		$ (25,231,270)

Shares		Rate	Value
Preferred Stock Sold Short – 0.0%
Auto Manufacturers – 0.0%
Volkswagen AG
	$(383)	0.000%	$ (68,236)
(Cost $(59,281))

Shares	Description	Value
Exchange Traded Funds Sold Short – (0.5)%
2,150	iShares Core S&P U.S. Growth ETF	$ (127,065)
1,000	iShares JPMorgan USD Emerging Markets Bond ETF	(109,060)
1,320	iShares Russell 2000 ETF	(218,948)
550	iShares US Real Estate ETF	(44,688)
5,841	SPDR S&P 500 ETF Trust	(1,643,249)
7,630	SPDR S&P Regional Banking ETF	(469,321)
3,960	Utilities Select Sector SPDR Fund	(209,048)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(2,331,644))		$ (2,821,379)

TOTAL SECURITIES SOLD SHORT – (4.8)% (Cost $(27,894,055))		$(28,120,885)

OTHER ASSETS IN EXCESS OF LIABILITIES – 15.4%		90,757,832

NET ASSETS – 100.0%		$589,782,760

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,034,457, which represents approximately 3.4% of the Fund’s net assets as of July 31, 2018. The liquidity determination is unaudited.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Security is currently in default.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pay-in-kind securities.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2018.

(h)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $26,748,422, which represents approximately 4.5% of the Fund’s net assets as of July 31, 2018.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2018.

(l)	Represents an affiliated issuer.

(m)	Joint repurchase agreement was entered into on July 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Barclays Bank PLC	ARS	4,988,278	USD	166,276	$172,148	09/25/18	$5,873
	CZK	21,184,835	EUR	820,831	970,553	09/19/18	7,130
	EUR	260,000	USD	304,985	305,058	09/14/18	73
	EUR	1,056,359	USD	1,224,394	1,239,868	09/19/18	15,474
	INR	33,406,232	USD	484,499	487,143	08/02/18	2,643
	PEN	837,648	USD	254,915	256,007	08/02/18	1,093
	PEN	489,239	USD	148,524	149,479	08/09/18	955
	PEN	1,553,847	USD	471,563	473,980	09/14/18	2,417
	RUB	29,651,333	USD	467,429	472,175	09/19/18	4,746
	USD	40,000	BRL	149,640	39,718	08/31/18	282
	USD	400,822	CNH	2,579,848	378,764	08/24/18	22,057
	USD	1,663,574	CNH	10,851,463	1,592,703	09/19/18	70,871
	USD	682,372	EUR	575,000	674,647	09/14/18	7,724
	USD	333,485	INR	22,963,772	333,227	09/19/18	258
	USD	481,831	KRW	536,663,757	479,954	08/03/18	1,878
	USD	1,200,000	RUB	75,144,000	1,198,545	08/31/18	1,455
	USD	472,550	RUB	29,651,333	472,175	09/19/18	375
	USD	1,432,754	TRY	7,061,449	1,402,650	09/19/18	30,105
	USD	1,499,085	TWD	44,606,617	1,461,501	08/24/18	37,582
	ZAR	19,862,434	USD	1,440,448	1,498,647	09/19/18	58,199
Deutsche Bank AG (London)	AUD	394,791	EUR	250,000	293,326	08/07/18	841
	AUD	221,951	GBP	125,000	164,908	08/07/18	793
	AUD	1,800,000	JPY	148,027,800	1,337,382	08/07/18	12,924
	AUD	200,000	NZD	217,804	148,598	08/07/18	143
	AUD	6,100,000	USD	4,503,172	4,532,237	08/07/18	29,064
	CAD	2,147,649	AUD	2,200,000	1,651,148	08/07/18	16,570
	CAD	4,600,000	JPY	390,117,360	3,536,557	08/07/18	46,036
	CAD	5,800,000	USD	4,397,894	4,459,136	08/07/18	61,244
	CAD	154,000	USD	117,172	118,487	09/20/18	1,315
	CHF	290,667	EUR	250,000	293,727	08/07/18	1,243
	CHF	4,000,000	JPY	450,724,275	4,042,118	08/07/18	9,326
	CHF	6,625,000	USD	6,660,800	6,694,760	08/07/18	33,961
	CLP	65,305,000	USD	100,000	102,417	08/09/18	2,417
	CLP	130,506,000	USD	200,000	204,689	08/13/18	4,689
	CLP	130,940,000	USD	200,000	205,401	08/20/18	5,401
	CLP	128,110,000	USD	200,000	200,993	08/27/18	993
	CNH	3,414,002	USD	500,000	501,322	08/07/18	1,322
	COP	289,750,000	USD	100,000	100,125	08/27/18	125
	EUR	384,054	CNH	2,978,685	450,771	09/19/18	13,580
	EUR	5,800,000	GBP	5,121,465	6,785,652	08/07/18	61,582
	EUR	2,200,000	JPY	286,769,869	2,573,868	08/07/18	8,034
	EUR	875,000	NOK	8,249,803	1,023,697	08/07/18	11,981
	EUR	1,250,000	SEK	12,790,741	1,462,425	08/07/18	7,012
	EUR	4,125,000	USD	4,811,834	4,826,002	08/07/18	14,168
	EUR	1,412,000	USD	1,653,733	1,657,408	09/20/18	3,676
	GBP	445,683	EUR	500,000	585,147	08/07/18	177
	GBP	250,000	JPY	36,555,463	328,230	08/07/18	1,155
	GBP	437,500	USD	569,519	574,402	08/07/18	4,883
	GBP	378,000	USD	496,721	497,211	09/20/18	488
	INR	172,559,250	USD	2,500,000	2,516,621	08/09/18	16,621
	INR	172,887,500	USD	2,500,000	2,517,808	08/20/18	17,808
	INR	27,647,383	USD	400,000	402,427	08/24/18	2,427
	INR	6,900,600	USD	100,000	100,366	08/30/18	366
	JPY	78,647,989	EUR	600,000	703,692	08/07/18	1,728
	JPY	36,826,798	GBP	250,000	329,503	08/07/18	1,272

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Deutsche Bank AG (London) (continued)	JPY	45,796,620	NZD	600,000	$409,759	08/07/18	$799
	JPY	1,087,500,000	USD	9,665,366	9,730,254	08/07/18	64,890
	KRW	1,126,300,000	USD	1,000,000	1,010,302	08/20/18	10,302
	MXN	6,500,000	USD	342,404	348,356	08/07/18	5,953
	NOK	1,640,580	USD	200,000	201,193	08/07/18	1,193
	NZD	1,000,000	JPY	75,656,580	681,600	08/07/18	4,674
	NZD	1,700,000	USD	1,151,569	1,158,720	08/07/18	7,151
	PLN	740,485	USD	200,000	202,631	08/07/18	2,631
	RUB	12,506,980	USD	200,000	200,030	08/07/18	30
	RUB	25,171,600	USD	400,000	401,487	08/31/18	1,487
	SEK	3,869,830	EUR	375,000	440,334	08/07/18	1,607
	SGD	409,706	USD	300,000	300,973	08/07/18	973
	USD	1,194,849	AUD	1,600,000	1,188,784	08/07/18	6,066
	USD	1,776,874	CHF	1,750,000	1,768,427	08/07/18	8,447
	USD	3,600,000	CNH	24,341,873	3,574,432	08/07/18	25,568
	USD	100,000	COP	288,532,000	99,783	08/09/18	217
	USD	100,000	COP	288,680,000	99,817	08/13/18	183
	USD	100,000	COP	286,605,631	99,082	08/17/18	918
	USD	100,000	COP	289,300,000	99,970	08/27/18	30
	USD	4,251,933	EUR	3,625,000	4,241,032	08/07/18	10,900
	USD	16,525	EUR	14,000	16,433	09/20/18	92
	USD	1,153,727	GBP	875,000	1,148,805	08/07/18	4,922
	USD	1,036,229	GBP	781,000	1,027,306	09/20/18	8,921
	USD	900,000	HUF	246,647,520	899,624	08/07/18	376
	USD	400,000	ILS	1,443,876	393,355	08/07/18	6,645
	USD	2,500,000	INR	171,437,500	2,496,692	08/20/18	3,308
	USD	10,369,279	JPY	1,150,000,000	10,289,465	08/07/18	79,814
	USD	1,520,238	JPY	167,100,000	1,499,615	09/20/18	20,624
	USD	900,000	NOK	7,309,667	896,423	08/07/18	3,577
	USD	1,231,467	NZD	1,800,000	1,226,880	08/07/18	4,586
	USD	700,000	RUB	43,714,470	699,145	08/07/18	855
	USD	1,000,000	SEK	8,677,811	987,418	08/07/18	12,582
	USD	900,000	TRY	4,237,183	857,697	08/07/18	42,303
	USD	200,000	TWD	6,104,727	199,524	08/02/18	476
	USD	100,000	TWD	3,051,205	99,989	08/27/18	11
JPMorgan Securities, Inc.	AUD	14,802,187	USD	10,922,812	10,999,487	09/19/18	76,676
	CAD	40,728,893	USD	31,155,579	31,336,123	09/19/18	180,540
	EUR	8,505,837	USD	9,925,786	9,983,458	09/19/18	57,670
	GBP	4,062,155	USD	5,330,947	5,343,029	09/19/18	12,079
	NOK	21,017,858	USD	2,577,268	2,581,924	09/19/18	4,655
	NZD	7,245,894	USD	4,904,322	4,938,513	09/19/18	34,191
	SEK	85,792,637	USD	9,700,367	9,794,275	09/19/18	93,904
	USD	1,939,107	AUD	2,591,746	1,925,925	09/19/18	13,186
	USD	40,000	BRL	149,620	39,712	08/31/18	288
	USD	618,822	CAD	801,700	616,814	09/19/18	2,008
	USD	6,923,035	EUR	5,858,003	6,875,646	09/19/18	47,390
	USD	6,935,165	GBP	5,232,514	6,882,422	09/19/18	52,739
	USD	335,384	INR	22,963,771	333,227	09/19/18	2,158
	USD	10,292,452	JPY	1,134,320,572	10,179,115	09/19/18	113,337
	USD	24,551,066	NOK	197,277,828	24,234,456	09/19/18	316,608
	USD	8,634,377	NZD	12,416,775	8,462,778	09/19/18	171,597
	USD	16,953,631	SEK	146,095,801	16,678,615	09/19/18	275,015
MS & Co. Int. PLC	BRL	170,386,590	USD	44,310,000	45,143,891	09/20/18	833,891
	CLP	7,572,310,000	USD	11,700,000	11,881,395	09/20/18	181,395
	EUR	390,000	USD	456,878	457,751	09/19/18	872
	EUR	4,600,000	USD	5,388,762	5,399,490	09/20/18	10,728
	JPY	412,402,000	USD	3,700,000	3,701,042	09/20/18	1,042
	KRW	7,736,542,200	USD	6,900,000	6,955,092	09/20/18	55,092
	MXN	448,233,150	USD	22,750,000	23,847,981	09/20/18	1,097,981
	NZD	7,000,000	USD	4,758,519	4,770,920	09/20/18	12,402
	SEK	2,855,000	USD	325,722	325,933	09/19/18	211
	USD	6,000,000	BRL	22,481,510	5,956,471	09/20/18	43,529
	USD	21,000,000	CNH	138,862,464	20,381,037	09/20/18	618,963
	USD	7,000,000	CNH	46,980,500	6,869,621	06/28/19	130,379
	USD	297,725	EUR	253,000	296,951	09/19/18	774
	USD	7,324,637	EUR	6,200,000	7,277,573	09/20/18	47,064
	USD	9,400,000	JPY	1,039,607,100	9,329,802	09/20/18	70,198
	USD	12,700,000	KRW	13,848,230,000	12,449,451	09/20/18	250,549
	USD	5,600,000	RUB	350,495,500	5,580,902	09/20/18	19,098
	USD	4,500,000	SEK	38,778,750	4,427,388	09/20/18	72,612

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	12,700,000	TRY	62,275,586	$12,365,328	09/20/18	$334,672
	USD	9,400,000	TWD	285,901,000	9,382,519	09/20/18	17,481
	ZAR	593,482,510	USD	43,600,000	44,773,675	09/20/18	1,173,675
Standard Chartered Bank	INR	32,453,500	USD	470,000	472,017	08/31/18	2,017
UBS AG (London)	USD	306,744	CNY	2,072,871	304,570	08/31/18	2,174

TOTAL							$7,440,506

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Barclays Bank PLC	CNH	2,978,684	EUR	395,712	$437,191	09/19/18	$(27,263)
	CNH	2,579,848	USD	404,873	378,764	08/24/18	(26,107)
	CNH	3,181,422	USD	492,839	466,947	09/19/18	(25,891)
	EUR	815,931	CZK	21,184,835	957,673	09/19/18	(12,879)
	EUR	315,000	USD	369,686	369,589	09/14/18	(97)
	EUR	131,882	USD	155,131	154,794	09/19/18	(337)
	KRW	536,663,757	USD	480,365	479,954	08/03/18	(411)
	TRY	4,506,882	USD	928,127	895,224	09/19/18	(32,903)
	TWD	44,606,617	USD	1,464,046	1,461,501	08/24/18	(2,544)
	USD	30,000	BRL	113,085	30,015	08/31/18	(15)
	USD	531,947	EGP	9,817,638	546,578	08/16/18	(14,630)
	USD	121,952	EGP	2,246,348	124,782	08/23/18	(2,830)
	USD	3,845,852	EUR	3,287,991	3,859,177	09/19/18	(13,325)
	USD	481,427	INR	33,406,232	487,143	08/02/18	(5,715)
	USD	255,599	PEN	837,648	256,007	08/02/18	(408)
	USD	148,840	PEN	489,239	149,479	08/09/18	(638)
	USD	473,748	PEN	1,553,848	473,980	09/14/18	(231)
	USD	4,962,636	ZAR	67,377,376	5,083,714	09/19/18	(121,078)
Deutsche Bank AG (London)	AUD	400,000	CAD	389,434	297,196	08/07/18	(2,207)
	AUD	1,200,000	JPY	100,074,240	891,588	08/07/18	(3,812)
	AUD	3,800,000	NZD	4,152,514	2,823,362	08/07/18	(6,992)
	BRL	111,816	USD	30,000	29,678	08/31/18	(322)
	CHF	3,250,000	USD	3,300,742	3,284,222	08/07/18	(16,521)
	CNH	15,993,379	USD	2,400,000	2,348,514	08/07/18	(51,486)
	CNH	3,036,435	USD	458,887	445,667	09/19/18	(13,220)
	COP	288,270,000	USD	100,000	99,692	08/09/18	(308)
	COP	288,550,000	USD	100,000	99,772	08/13/18	(228)
	COP	283,999,349	USD	100,000	98,181	08/17/18	(1,819)
	COP	288,750,000	USD	100,000	99,806	08/21/18	(194)
	COP	289,350,000	USD	100,000	99,956	09/04/18	(44)
	EUR	1,125,000	AUD	1,777,229	1,316,181	08/07/18	(4,282)
	EUR	875,000	CAD	1,349,647	1,023,697	08/07/18	(13,934)
	EUR	1,875,000	CHF	2,178,040	2,193,636	08/07/18	(7,339)
	EUR	1,700,000	GBP	1,516,081	1,988,898	08/07/18	(1,594)
	EUR	200,000	HUF	64,627,660	233,988	08/07/18	(1,735)
	EUR	200,000	JPY	26,252,544	233,988	08/07/18	(903)
	EUR	125,000	NOK	1,197,830	146,242	08/07/18	(653)
	EUR	100,000	PLN	434,883	116,994	08/07/18	(2,010)
	EUR	125,000	SEK	1,294,370	146,242	08/07/18	(1,039)
	EUR	10,375,000	USD	12,169,869	12,138,126	08/07/18	(31,743)
	EUR	25,000	USD	29,425	29,345	09/20/18	(80)
	GBP	875,000	AUD	1,565,244	1,148,805	08/07/18	(14,156)
	GBP	250,000	CHF	329,336	328,230	08/07/18	(4,573)
	GBP	2,393,487	EUR	2,700,000	3,142,456	08/07/18	(16,382)
	GBP	500,000	JPY	74,317,425	656,460	08/07/18	(8,485)
	GBP	1,312,500	USD	1,743,879	1,723,207	08/07/18	(20,672)
	GBP	1,657,000	USD	2,201,500	2,179,570	09/20/18	(21,926)
	ILS	1,093,416	USD	300,000	297,879	08/07/18	(2,121)
	INR	171,225,000	USD	2,500,000	2,495,865	08/13/18	(4,135)
	JPY	362,352,500	AUD	4,400,000	3,242,098	08/07/18	(27,058)
	JPY	355,209,100	CAD	4,200,000	3,178,185	08/07/18	(50,847)
	JPY	478,229,150	CHF	4,250,000	4,278,889	08/07/18	(15,863)
	JPY	259,048,404	EUR	2,000,000	2,317,800	08/07/18	(22,082)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Deutsche Bank AG (London) (continued)	JPY	181,628,520	NZD	2,400,000	$1,625,095	08/07/18	$(10,744)
	JPY	75,000,000	USD	678,614	671,052	08/07/18	(7,562)
	JPY	56,300,000	USD	511,707	505,256	09/20/18	(6,452)
	MXN	2,500,000	USD	134,204	133,983	08/07/18	(221)
	NOK	15,000,000	SEK	16,266,420	1,839,529	08/07/18	(11,370)
	NOK	4,798,193	USD	600,000	588,428	08/07/18	(11,572)
	NZD	4,136,649	AUD	3,800,000	2,819,540	08/07/18	(3,821)
	NZD	600,000	JPY	45,787,020	408,960	08/07/18	(713)
	NZD	200,000	USD	136,664	136,320	08/07/18	(344)
	RUB	12,476,660	USD	200,000	199,687	08/01/18	(313)
	RUB	118,467,560	USD	1,900,000	1,894,704	08/07/18	(5,296)
	SEK	1,283,035	EUR	125,000	145,992	08/07/18	(251)
	SGD	2,301,548	USD	1,700,000	1,690,736	08/07/18	(9,264)
	TRY	2,932,079	USD	600,000	593,515	08/07/18	(6,485)
	TWD	6,117,600	USD	200,000	199,945	08/02/18	(55)
	USD	2,362,668	AUD	3,200,000	2,377,567	08/07/18	(14,899)
	USD	5,653,045	CAD	7,400,000	5,689,244	08/07/18	(36,199)
	USD	1,325,233	CAD	1,743,000	1,341,055	09/20/18	(15,821)
	USD	7,778,740	CHF	7,750,000	7,831,605	08/07/18	(52,866)
	USD	100,000	CLP	66,115,409	103,689	08/09/18	(3,689)
	USD	200,000	CLP	130,459,514	204,616	08/13/18	(4,616)
	USD	200,000	CLP	130,506,000	204,720	08/20/18	(4,720)
	USD	200,000	CLP	130,940,000	205,433	08/27/18	(5,433)
	USD	200,000	CLP	128,112,000	201,010	09/04/18	(1,010)
	USD	400,000	CNH	2,734,686	401,569	08/07/18	(1,569)
	USD	100,000	COP	289,680,000	100,127	08/21/18	(127)
	USD	13,114,013	EUR	11,250,000	13,161,823	08/07/18	(47,811)
	USD	1,937,199	EUR	1,658,000	1,946,164	09/20/18	(8,965)
	USD	1,062,390	GBP	812,500	1,066,747	08/07/18	(4,357)
	USD	300,510	GBP	229,000	301,220	09/20/18	(711)
	USD	2,500,000	INR	172,768,750	2,519,677	08/09/18	(19,677)
	USD	2,500,000	INR	172,721,750	2,517,682	08/13/18	(17,682)
	USD	400,000	INR	27,684,000	402,961	08/24/18	(2,961)
	USD	2,500,000	INR	172,950,748	2,516,442	08/27/18	(16,442)
	USD	1,555,256	JPY	175,000,000	1,565,788	08/07/18	(10,532)
	USD	252,769	JPY	28,200,000	253,077	09/20/18	(308)
	USD	1,000,000	KRW	1,127,874,105	1,011,715	08/20/18	(11,715)
	USD	1,200,000	KRW	1,353,242,441	1,215,448	08/27/18	(15,448)
	USD	889,684	MXN	17,000,000	911,087	08/07/18	(21,402)
	USD	1,082,485	NZD	1,600,000	1,090,560	08/07/18	(8,075)
	USD	200,000	PLN	737,603	201,843	08/07/18	(1,843)
	USD	1,800,000	RUB	112,934,860	1,806,217	08/07/18	(6,217)
	USD	200,000	SEK	1,772,140	201,646	08/07/18	(1,646)
	USD	421	TWD	12,873	421	08/02/18	—
	USD	500,000	ZAR	6,746,345	511,823	08/07/18	(11,823)
JPMorgan Securities, Inc.	AUD	5,181,653	USD	3,864,529	3,850,480	09/19/18	(14,050)
	EUR	1,499,063	USD	1,765,588	1,759,478	09/19/18	(6,111)
	GBP	10,869,483	USD	14,462,341	14,296,833	09/19/18	(165,505)
	JPY	2,819,810,807	USD	25,664,202	25,304,291	09/19/18	(359,912)
	NOK	66,974,904	USD	8,296,804	8,227,484	09/19/18	(69,317)
	NZD	10,615,769	USD	7,317,660	7,235,286	09/19/18	(82,378)
	SEK	17,039,407	USD	1,975,270	1,945,255	09/19/18	(30,014)
	USD	167,899	ARS	4,988,278	172,148	09/25/18	(4,249)
	USD	17,254,008	AUD	23,341,473	17,345,021	09/19/18	(91,014)
	USD	10,599,573	CAD	13,967,365	10,746,256	09/19/18	(146,680)
	USD	171,683	EGP	3,193,296	177,157	08/27/18	(5,474)
	USD	7,396,242	EUR	6,317,722	7,415,227	09/19/18	(18,982)
	USD	3,441,936	GBP	2,627,130	3,455,514	09/19/18	(13,578)
	USD	956,304	INR	65,956,567	961,417	08/13/18	(5,113)
	USD	2,152,429	JPY	241,236,419	2,164,796	09/19/18	(12,367)
	USD	11,560,816	NOK	94,544,456	11,614,249	09/19/18	(53,431)
	USD	8,787,583	NZD	12,955,727	8,830,107	09/19/18	(42,519)
	USD	400,000	RUB	25,262,000	402,928	08/31/18	(2,928)
	USD	5,152,171	SEK	45,490,990	5,193,350	09/19/18	(41,180)
MS & Co. Int. PLC	BRL	46,658,265	USD	12,500,000	12,362,098	09/20/18	(137,902)
	CHF	3,246,375	USD	3,300,000	3,292,870	09/20/18	(7,130)
	CNH	123,609,311	USD	18,600,000	18,142,311	09/20/18	(457,689)
	CNH	15,393,900	USD	2,300,000	2,250,939	06/28/19	(49,061)
	EUR	210,000	USD	246,657	246,481	09/19/18	(175)
	EUR	3,900,000	USD	4,630,185	4,577,828	09/20/18	(52,357)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	GBP	694,000	USD	918,857	$912,832	09/19/18	$(6,025)
	JPY	2,382,441,600	USD	22,400,000	21,308,361	08/01/18	(1,091,639)
	JPY	4,736,193,700	USD	43,300,000	42,504,279	09/20/18	(795,721)
	KRW	13,946,570,000	USD	12,700,000	12,537,858	09/20/18	(162,142)
	RUB	724,533,900	USD	11,600,000	11,536,673	09/20/18	(63,327)
	SEK	78,979,930	USD	9,200,000	9,017,174	09/20/18	(182,826)
	TRY	51,190,726	USD	10,400,000	10,164,337	09/20/18	(235,663)
	TWD	286,022,260	USD	9,400,000	9,386,499	09/20/18	(13,501)
	USD	53,110,000	BRL	205,420,910	54,426,226	09/20/18	(1,316,226)
	USD	2,300,000	CNH	15,680,710	2,301,480	09/20/18	(1,480)
	USD	2,300,000	CNH	15,730,022	2,300,088	06/28/19	(88)
	USD	3,783,733	EUR	3,235,000	3,796,979	09/19/18	(13,245)
	USD	2,683,157	EUR	2,300,000	2,699,745	09/20/18	(16,588)
	USD	4,700,000	JPY	525,539,900	4,716,381	09/20/18	(16,381)
	USD	6,900,000	KRW	7,791,028,900	7,004,075	09/20/18	(104,075)
	USD	22,750,000	MXN	448,198,750	23,846,150	09/20/18	(1,096,150)
	USD	6,000,000	RUB	378,304,300	6,023,698	09/20/18	(23,698)
	USD	172,093	SEK	1,520,000	173,527	09/19/18	(1,433)
	USD	4,700,000	SEK	41,167,300	4,700,089	09/20/18	(89)
	USD	4,700,000	TWD	143,302,530	4,702,812	09/20/18	(2,812)
	USD	41,300,000	ZAR	565,304,875	42,647,889	09/20/18	(1,347,889)
	ZAR	13,227,000	USD	1,000,000	997,875	09/20/18	(2,125)
UBS AG (London)	BRL	1,115,975	USD	299,830	296,203	08/31/18	(3,627)
	USD	19,297	INR	1,329,570	19,338	08/31/18	(41)

TOTAL							$(9,447,001)

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	181	09/06/18	$34,198,785	$(77,659)
10 Year Korea Treasury Bond	42	09/18/18	4,548,983	(527)
10 Year U.K. Long Gilt	12	09/26/18	1,932,283	(13,289)
10 Year U.S. Treasury Notes	553	09/19/18	66,040,297	(182,585)
2 Year German Euro-Schatz	60	09/06/18	7,851,366	(6,475)
2 Year U.S. Treasury Notes	5	09/28/18	1,056,875	153
3 Month Euribor Interest Rate	11	03/18/19	3,224,716	1,251
3 Month Euribor Interest Rate	2	06/15/20	584,149	730
3 Month Euribor Interest Rate	5	09/14/20	1,459,056	(412)
3 Month Euribor Interest Rate	3	09/13/21	872,233	(747)
3 Month Sterling Interest Rate	23	06/19/19	3,732,825	(3,845)
3 Year Korea Treasury Bond	52	09/18/18	5,021,732	858
5 Year German Euro-Bobl	125	09/06/18	19,237,268	(15,797)
5 Year U.S. Treasury Notes	46	09/28/18	5,203,750	(10,245)
Amsterdam Exchanges Index	10	08/17/18	1,335,631	28,022
Australian 10 Year Government Bonds	425	09/17/18	40,798,157	(69,646)
Australian 3 Year Government Bonds	128	09/17/18	10,579,693	(4,399)
Australian Dollar	2	09/17/18	148,780	496
Bank Accept Index	1,429	12/17/18	268,545,115	(484,121)
Brent Crude	6	08/31/18	445,260	4,064
Brent Crude	4	09/28/18	297,560	(444)
Brent Crude	3	10/31/18	223,290	(2,013)
British Pound	2	09/17/18	164,375	(253)
CAC40 Index	35	08/17/18	2,255,091	40,417
Canada 10 Year Government Bonds	2	09/19/18	207,203	(494)
Canadian Canola	3	11/14/18	23,099	172
Canadian Dollar	2	09/18/18	153,990	845
Cattle Feeder	1	08/30/18	74,663	(2,202)
CBOE Volatility Index	14	09/19/18	210,350	(2,573)
CBOE Volatility Index	12	12/19/18	191,400	580

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
CBOE Volatility Index	9	01/16/19	$148,275	$(540)
Chicago SRW Wheat	38	09/14/18	1,052,125	38,927
Chicago SRW Wheat	4	12/14/18	114,650	6,779
Copper	2	08/01/18	311,175	(26,506)
Copper	1	08/02/18	156,981	(14,259)
Copper	6	08/03/18	942,003	(87,806)
Copper	1	08/08/18	157,097	(13,530)
Copper	3	08/10/18	471,407	(45,751)
Copper	5	08/14/18	785,969	(78,646)
Copper	4	08/15/18	628,775	(54,723)
Copper	3	08/16/18	471,431	(43,503)
Copper	6	08/17/18	942,712	(88,312)
Copper	3	08/21/18	471,452	(44,356)
Copper	2	08/22/18	314,317	(33,201)
Copper	10	08/23/18	1,571,667	(180,747)
Copper	4	08/24/18	628,699	(59,062)
Copper	3	08/30/18	471,668	(39,221)
Copper	6	08/31/18	943,384	(89,320)
Copper	4	09/04/18	629,052	(70,695)
Copper	1	09/05/18	157,271	(20,225)
Copper	1	09/07/18	157,287	(25,041)
Copper	1	09/11/18	157,319	(24,546)
Copper	3	09/13/18	472,005	(37,523)
Copper	2	09/14/18	314,686	(34,555)
Copper	2	09/18/18	314,750	(25,017)
Copper	3	09/19/18	472,050	(40,083)
Copper	2	09/20/18	314,600	(25,506)
Copper	1	09/21/18	157,275	(12,502)
Copper	1	09/25/18	157,317	(10,836)
Copper	12	09/26/18	849,450	3,869
Copper	1	09/26/18	157,327	(5,725)
Copper	3	09/28/18	472,044	(12,286)
Copper	2	10/03/18	314,800	(1,705)
Copper	2	10/04/18	314,821	(3,960)
Copper	1	10/11/18	157,469	4,164
Copper	1	10/24/18	157,434	332
Copper	2	10/30/18	314,981	4,751
Corn	46	12/14/18	888,950	25,804
Cotton No. 2	1	12/06/18	44,795	848
Crude Oil	2	08/20/18	137,520	4,038
Crude Oil	7	08/21/18	481,320	7,795
Crude Oil	1	09/20/18	67,630	(2,312)
Crude Oil	1	10/22/18	67,270	2,198
Crude Oil	2	11/19/18	133,940	(553)
DAX Index	32	09/21/18	11,987,708	41,809
DJIA E-Mini Index	25	09/21/18	3,174,375	11,431
E-mini Consumer Discretionary Select Sector	1	09/21/18	112,370	(31)
E-Mini Crude Oil	1	08/20/18	34,380	649
E-mini Energy Select Sector	2	09/21/18	155,200	2,647
E-mini Industrial Select Sector	1	09/21/18	76,970	2,539
E-mini Russell 2000 Index	14	09/21/18	1,170,680	(5,564)
E-mini S&P 500	10	12/17/18	2,543,554	241
E-mini Utilities Select Sector	1	09/21/18	53,240	649
Euro Buxl 30 Year Bonds	10	09/06/18	2,053,378	2,312
Euro Stoxx 50 Index	68	09/21/18	2,802,932	24,101
Euro Stoxx 50 Index	180	12/21/18	2,647,876	(10,852)
Euro Stoxx 50 Index	54	12/16/22	776,051	6,468
FCOJ-A	1	09/10/18	25,110	(242)
French 10 Year Government Bonds	19	09/06/18	3,415,519	16,353
FTSE 100 Index	90	09/21/18	9,099,512	142,744
FTSE China A50 Index	40	08/30/18	470,300	2,179
FTSE/JSE Top 40 Index	2	09/20/18	77,998	656
FTSE/MIB Index	23	09/21/18	2,983,468	26,355
Gasoline RBOB	2	08/31/18	174,762	2,958
Gasoline RBOB	1	09/28/18	82,572	3,518
Hang Seng Index	7	08/30/18	1,267,733	(9,572)
HSCEI	1	08/30/18	70,104	(7)
IBEX 35 Index	5	08/17/18	577,460	1,208

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
ICE ECX Emission	3	12/17/18	$61,040	$5,914
ICE ECX Emission	1	12/16/19	20,639	5,374
Japan 10 Year Government Bonds	19	09/12/18	25,605,777	15,446
Japanese Yen	2	09/17/18	224,250	(1,653)
Kospi 200 Index	26	09/13/18	1,731,261	10,060
Lead	1	08/01/18	53,463	(3,775)
Lead	1	08/14/18	53,657	(8,789)
Lead	1	08/15/18	53,669	49
Lead	2	08/17/18	107,357	(10,804)
Lead	3	08/21/18	161,093	(16,228)
Lead	1	08/23/18	53,707	(8,071)
Lead	5	08/24/18	268,561	(41,429)
Lead	1	08/29/18	53,736	(7,142)
Lead	3	09/04/18	161,296	(28,373)
Lead	1	09/14/18	53,814	(6,827)
Lead	2	09/18/18	107,665	(12,328)
Lead	1	10/11/18	53,877	(1,101)
Lead	1	10/18/18	53,838	410
Lean Hogs	2	10/12/18	40,580	(684)
Live Cattle	4	10/31/18	174,880	(1,519)
Live Cattle	2	02/28/19	93,420	(924)
Low Sulphur Gas Oil	1	09/12/18	65,725	374
Low Sulphur Gas Oil	2	10/11/18	132,050	(1,352)
Low Sulphur Gas Oil	1	12/12/18	65,550	(801)
Mini FTSE/MIB Index	13	09/21/18	337,262	1,500
Mini Tokyo Price Index	2	09/13/18	31,266	(418)
MSCI Singapore Index	9	08/30/18	243,883	(976)
MSCI Singapore Index	3	09/21/18	300,645	4,326
MSCI Taiwan Index	5	08/30/18	203,900	1,374
Nasdaq 100 E-Mini Index	1	09/21/18	144,895	(3,607)
Natural Gas	22	08/29/18	612,040	(5,487)
New Zealand	1	09/17/18	68,200	19
Nickel	1	08/02/18	83,634	111
Nickel	2	08/03/18	167,282	782
Nickel	1	08/08/18	83,677	874
Nickel	2	08/16/18	167,447	(9,728)
Nickel	1	08/17/18	83,729	(4,774)
Nickel	1	08/21/18	83,750	(4,033)
Nickel	2	09/07/18	167,709	(18,584)
Nickel	2	09/14/18	167,799	(12,005)
Nickel	1	09/18/18	83,920	(6,623)
Nickel	2	09/19/18	167,850	(9,545)
Nickel	2	09/21/18	167,862	(14,754)
Nickel	2	09/26/18	167,927	(1,914)
Nickel	2	10/02/18	168,004	(7,346)
Nickel	1	10/05/18	84,024	(1,779)
Nickel	3	09/04/19	251,500	(26,978)
Nikkei 225 Index	7	09/13/18	705,540	(4,568)
Nikkei 225 Index	8	09/13/18	1,609,802	(14,504)
Nikkei 225 Mini	63	09/13/18	1,267,719	(7,312)
NY Harbor ULSD	1	08/31/18	89,771	(174)
NY Harbor ULSD	1	09/28/18	90,103	(1,518)
NY Harbor ULSD	1	11/30/18	90,443	(1,421)
OMXS 30 Index	15	08/17/18	275,974	5,983
Primary Aluminum	1	08/01/18	51,875	(4,178)
Primary Aluminum	3	08/02/18	154,556	(16,276)
Primary Aluminum	2	08/14/18	103,338	(8,996)
Primary Aluminum	1	08/15/18	51,681	(6,264)
Primary Aluminum	2	08/16/18	103,363	(10,224)
Primary Aluminum	2	08/22/18	103,437	(10,331)
Primary Aluminum	1	08/23/18	51,725	(4,728)
Primary Aluminum	1	08/24/18	51,731	(5,017)
Primary Aluminum	4	09/05/18	207,225	(25,385)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Primary Aluminum	4	09/14/18	$207,450	$(16,349)
Primary Aluminum	3	09/18/18	155,662	(8,814)
Primary Aluminum	1	09/20/18	51,885	(2,612)
Primary Aluminum	1	09/26/18	51,925	(1,678)
Primary Aluminum	1	10/03/18	51,958	1,361
Primary Aluminum	2	10/04/18	103,926	720
Primary Aluminum	1	10/10/18	51,996	(1,088)
Primary Aluminum	1	10/12/18	52,006	1,333
Primary Aluminum	1	10/16/18	52,000	1,260
Primary Aluminum	1	10/17/18	51,988	172
Primary Aluminum	2	10/26/18	103,997	616
Red Spring Wheat	2	09/14/18	60,625	2,757
S&P 500 E-Mini Index	227	09/21/18	31,974,085	(111,065)
S&P Toronto Stock Exchange 60 Index	14	09/20/18	2,106,269	20,105
SET50 Index	35	09/27/18	236,237	10,944
SGX S&P CNX Nifty Index	6	08/30/18	136,524	2,270
Short Euro-BTP	1	09/06/18	129,494	(340)
STOXX 600 Banks Index	3	09/21/18	29,397	531
Stoxx Europe 600 Index	5	09/21/18	114,216	1,935
The EURO STOXX Banks Index	4	09/10/18	47,300	2,217
The EURO STOXX Banks Index	5	12/10/18	59,710	3,823
The EURO STOXX Banks Index	1	03/11/19	12,030	569
TOCOM Gasoline	1	01/25/19	28,337	(72)
TOCOM Kerosene	1	01/25/19	30,703	232
Topix	34	09/13/18	5,315,208	(11,702)
U.S. Dollar Index	5	09/17/18	471,375	(402)
UK Natural Gas	5	08/30/18	115,275	824
Ultra 10 Year U.S. Treasury Notes	8	09/19/18	1,016,875	87
Ultra Long U.S. Treasury Bonds	2	09/19/18	313,812	29
Wheat	2	12/14/18	58,425	1,171
WIG20 Index	8	09/21/18	99,860	3,746
Yen Denominated Nikkei 225 Index	155	09/13/18	15,681,595	15,506
Zinc	1	08/14/18	66,011	(11,630)
Zinc	3	08/21/18	197,782	(34,802)
Zinc	2	08/22/18	131,863	(22,596)
Zinc	4	08/24/18	263,764	(39,322)
Zinc	2	08/30/18	131,936	(22,187)
Zinc	2	08/31/18	131,945	(25,998)
Zinc	4	09/04/18	263,964	(44,040)
Zinc	1	09/14/18	65,930	(10,772)
Zinc	1	09/18/18	65,860	(6,107)
Zinc	1	09/19/18	65,825	(10,128)
Zinc	1	10/05/18	65,675	3,785
Zinc	1	10/11/18	65,675	1,697

Total				$(2,343,302)

Short position contracts:
10 Year Korea Treasury Bond	(9)	09/18/18	(974,782)	(7,258)
10 Year U.K. Long Gilt	(32)	09/26/18	(5,152,755)	9,961
10 Year U.S. Treasury Notes	(14)	09/19/18	(1,671,906)	12,316
2 Year German Euro-Schatz	(421)	09/06/18	(55,090,420)	40,202
2 Year U.S. Treasury Notes	(103)	09/28/18	(21,771,625)	55,830
3 Month Euribor Interest Rate	(502)	06/17/19	(147,120,300)	17,623
3 Month Euribor Interest Rate	(2)	09/16/19	(585,698)	28
3 Month Euroyen	(114)	12/17/18	(25,463,042)	156
3 Month Sterling Interest Rate	(10)	06/19/19	(1,622,968)	1,078
5 Year U.S. Treasury Notes	(77)	09/28/18	(8,710,625)	26,158
ASX 90 Day Bank Accepted Bills	(1,942)	12/13/18	(1,435,692,942)	43,523
Bank Accept Index	(1)	06/17/19	(187,368)	162
BIST 30 Index	(37)	08/31/18	(91,007)	(3,367)
British Pound	(15)	09/17/18	(1,232,813)	848
Canada 10 Year Government Bonds	(275)	09/19/18	(28,490,410)	368,789
Canadian Canola	(3)	11/14/18	(23,099)	(242)
Canadian Canola	(1)	01/14/19	(7,801)	(214)
Canadian Dollar	(2)	09/18/18	(153,990)	(163)
Cattle Feeder	(1)	08/30/18	(74,662)	698
CBOE Volatility Index	(85)	08/22/18	(1,196,375)	4,106

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
CBOE Volatility Index	(4)	09/19/18	$(60,100)	$1,243
CBOE Volatility Index	(7)	10/17/18	(110,075)	425
CBOE Volatility Index	(6)	11/21/18	(95,550)	(260)
CBOE Volatility Index	(1)	12/19/18	(15,950)	(52)
CBOE Volatility Index	(1)	01/16/19	(16,475)	(45)
Chicago SRW Wheat	(18)	09/14/18	(498,375)	(30,612)
Cocoa	(2)	09/13/18	(42,028)	2,361
Cocoa	(3)	09/13/18	(65,100)	3,813
Cocoa	(1)	12/12/18	(21,565)	957
Cocoa	(1)	12/13/18	(22,200)	2,828
Coffee	(6)	09/18/18	(247,275)	5,537
Coffee	(1)	12/18/18	(42,412)	1,648
Copper	(2)	08/01/18	(311,175)	30,866
Copper	(1)	08/02/18	(156,981)	14,630
Copper	(6)	08/03/18	(942,003)	83,798
Copper	(1)	08/08/18	(157,097)	12,062
Copper	(3)	08/10/18	(471,407)	40,310
Copper	(5)	08/14/18	(785,969)	71,955
Copper	(4)	08/15/18	(628,775)	54,472
Copper	(3)	08/16/18	(471,431)	39,785
Copper	(6)	08/17/18	(942,713)	85,832
Copper	(3)	08/21/18	(471,452)	49,193
Copper	(2)	08/22/18	(314,318)	28,987
Copper	(10)	08/23/18	(1,571,668)	139,012
Copper	(4)	08/24/18	(628,699)	62,367
Copper	(3)	08/30/18	(471,668)	36,987
Copper	(6)	08/31/18	(943,385)	121,220
Copper	(4)	09/04/18	(629,052)	53,158
Copper	(1)	09/05/18	(157,271)	18,739
Copper	(1)	09/07/18	(157,287)	5,723
Copper	(1)	09/11/18	(157,319)	12,403
Copper	(3)	09/13/18	(472,005)	66,887
Copper	(2)	09/14/18	(314,686)	32,182
Copper	(2)	09/18/18	(314,750)	33,119
Copper	(3)	09/19/18	(472,050)	15,243
Copper	(2)	09/20/18	(314,600)	18,176
Copper	(1)	09/21/18	(157,275)	12,935
Copper	(1)	09/25/18	(157,317)	830
Copper	(7)	09/26/18	(495,513)	9,139
Copper	(1)	09/26/18	(157,327)	10,070
Copper	(3)	09/28/18	(472,044)	25,598
Copper	(2)	10/03/18	(314,800)	12,207
Copper	(2)	10/04/18	(314,821)	1,663
Copper	(1)	10/11/18	(157,469)	(3,809)
Copper	(1)	10/17/18	(157,488)	(1,578)
Copper	(1)	10/24/18	(157,435)	(125)
Copper	(1)	10/25/18	(157,444)	691
Copper	(1)	10/26/18	(157,453)	1,856
Copper	(1)	12/27/18	(71,325)	4,811
Corn	(21)	12/14/18	(405,825)	(11,493)
Corn	(13)	03/14/19	(258,050)	(11,152)
Corn	(13)	05/14/19	(261,463)	(7,689)
Crude Oil	(4)	08/20/18	(275,040)	246
Crude Oil	(9)	08/21/18	(618,840)	3,606
Crude Oil	(2)	09/20/18	(135,260)	447
Crude Palm Oil	(4)	09/14/18	(53,481)	715
Crude Palm Oil	(6)	10/15/18	(80,959)	(247)
Crude Palm Oil	(1)	11/15/18	(13,659)	(50)
Crude Palm Oil	(3)	12/14/18	(41,587)	(723)
Crude soybean oil	(17)	12/14/18	(298,860)	3,005
Crude soybean oil	(2)	01/14/19	(35,460)	596
E-mini Financial Select Sector	(7)	09/21/18	(602,175)	(2,959)
E-mini Russell 2000 Index	(6)	09/21/18	(501,720)	(1,103)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Euro Buxl 30 Year Bonds	(5)	09/06/18	$(1,026,689)	$(11,584)
Euro FX	(63)	09/17/18	(9,243,281)	(25,109)
Euro Stoxx 50 Index	(5)	09/21/18	(206,098)	(3,106)
Euro Stoxx 50 Index	(54)	12/18/20	(813,938)	(3,881)
Eurodollars	(17)	12/17/18	(4,136,100)	6,215
Eurodollars	(2,278)	06/17/19	(552,728,225)	302,127
Eurodollars	(18)	09/16/19	(4,364,325)	2,988
Eurodollars	(10)	09/14/20	(2,423,375)	3,574
Eurodollars	(3)	09/13/21	(727,200)	958
Eurodollars	(1)	09/19/22	(242,363)	286
FCOJ-A	(1)	09/10/18	(25,110)	(512)
FTSE China A50 Index	(1)	08/30/18	(11,757)	(60)
FTSE KLCI Index	(1)	08/30/18	(21,882)	(180)
FTSE/JSE Top 40 Index	(3)	09/20/18	(116,997)	(3,345)
FTSE/MIB Index	(5)	09/21/18	(648,580)	(21,642)
Gasoline RBOB	(5)	08/31/18	(436,905)	432
Gasoline RBOB	(1)	10/31/18	(81,404)	(3,694)
Gold 100 Oz	(13)	12/27/18	(1,603,680)	4,146
Gold 100 Oz	(1)	02/26/19	(123,930)	(92)
Hang Seng Index	(1)	08/30/18	(181,105)	1,400
HSCEI	(2)	08/30/18	(140,208)	(65)
Italian 10 Year Government Bonds	(4)	09/06/18	(595,433)	(2,224)
Japanese Yen	(24)	09/17/18	(2,691,000)	(2,305)
Lead	(1)	08/01/18	(53,462)	4,472
Lead	(1)	08/14/18	(53,657)	5,678
Lead	(1)	08/15/18	(53,669)	5,491
Lead	(2)	08/17/18	(107,357)	14,225
Lead	(3)	08/21/18	(161,093)	28,305
Lead	(1)	08/23/18	(53,707)	8,672
Lead	(5)	08/24/18	(268,561)	43,825
Lead	(1)	08/29/18	(53,736)	7,705
Lead	(3)	09/04/18	(161,296)	22,371
Lead	(2)	09/18/18	(107,665)	7,723
Lead	(1)	10/11/18	(53,877)	2,158
Lead	(1)	10/18/18	(53,837)	(70)
Lean Hogs	(4)	10/12/18	(81,160)	2,121
Lean Hogs	(1)	12/14/18	(18,620)	(182)
Lean Hogs	(1)	02/14/19	(21,520)	(352)
Live Cattle	(2)	10/31/18	(87,440)	96
Mexican Peso	(6)	09/17/18	(159,630)	(1,968)
Mini H-shares Index	(6)	08/30/18	(84,125)	(346)
Mini-Hang Seng Index	(10)	08/30/18	(362,209)	3,280
MSCI Emerging Markets Index	(1)	09/21/18	(54,815)	1,039
MSCI Taiwan Index	(25)	08/30/18	(1,019,500)	(6,580)
Nasdaq 100 E-Mini Index	(2)	09/21/18	(289,790)	3,932
Natural Gas	(4)	08/29/18	(111,280)	(2,017)
Natural Gas	(8)	09/26/18	(223,840)	(1,744)
Natural Gas	(1)	10/29/18	(28,430)	(802)
Nickel	(1)	08/02/18	(83,634)	4,729
Nickel	(2)	08/03/18	(167,282)	4,752
Nickel	(1)	08/08/18	(83,677)	4,796
Nickel	(2)	08/16/18	(167,447)	5,798
Nickel	(1)	08/17/18	(83,728)	4,859
Nickel	(1)	08/21/18	(83,749)	9,299
Nickel	(2)	09/07/18	(167,709)	20,566
Nickel	(2)	09/14/18	(167,799)	14,716
Nickel	(1)	09/18/18	(83,920)	4,768
Nickel	(2)	09/19/18	(167,850)	9,024
Nickel	(1)	09/20/18	(83,928)	5,319
Nickel	(2)	09/21/18	(167,862)	9,490
Nickel	(3)	09/26/18	(251,890)	12,162
Nickel	(2)	10/02/18	(168,004)	1,707
Nickel	(2)	10/05/18	(168,048)	2,431
Nickel	(3)	09/04/19	(251,500)	27,698
Nikkei 225 Index	(133)	09/13/18	(15,055,600)	48,625
Nikkei 225 Index	(5)	09/13/18	(503,957)	4,243
NY Harbor ULSD	(1)	08/31/18	(89,771)	217
NY Harbor ULSD	(1)	10/31/18	(90,325)	(1,358)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Nymex Palladium	(1)	09/26/18	$(93,190)	$3,298
OMXS 30 Index	(69)	08/17/18	(1,269,480)	(8,271)
Primary Aluminum	(1)	08/01/18	(51,875)	6,186
Primary Aluminum	(3)	08/02/18	(154,556)	14,843
Primary Aluminum	(2)	08/14/18	(103,337)	10,026
Primary Aluminum	(1)	08/15/18	(51,681)	6,316
Primary Aluminum	(2)	08/16/18	(103,362)	13,007
Primary Aluminum	(2)	08/22/18	(103,437)	12,745
Primary Aluminum	(1)	08/23/18	(51,725)	4,983
Primary Aluminum	(1)	08/24/18	(51,731)	5,091
Primary Aluminum	(4)	09/05/18	(207,225)	17,012
Primary Aluminum	(4)	09/14/18	(207,450)	12,884
Primary Aluminum	(3)	09/18/18	(155,663)	5,467
Primary Aluminum	(1)	09/20/18	(51,884)	2,438
Primary Aluminum	(1)	09/26/18	(51,925)	1,672
Primary Aluminum	(1)	10/03/18	(51,957)	840
Primary Aluminum	(2)	10/04/18	(103,926)	1,367
Primary Aluminum	(1)	10/10/18	(51,995)	939
Primary Aluminum	(1)	10/12/18	(52,006)	(634)
Primary Aluminum	(1)	10/16/18	(52,000)	(1,321)
Primary Aluminum	(1)	10/17/18	(51,987)	(1,309)
Primary Aluminum	(1)	10/23/18	(51,983)	(311)
Primary Aluminum	(1)	10/24/18	(51,988)	59
Primary Aluminum	(2)	10/31/18	(104,050)	(418)
Rapeseed Euro	(1)	10/31/18	(22,057)	(703)
Robusta Coffee	(3)	09/24/18	(49,320)	977
Robusta Coffee	(1)	11/26/18	(16,370)	1,039
S&P 500 E-Mini Index	(176)	09/21/18	(24,790,480)	(358,454)
SGX S&P CNX Nifty Index	(16)	08/30/18	(364,064)	(6,780)
Silver	(14)	09/26/18	(1,089,130)	27,074
Silver	(1)	12/27/18	(78,295)	(172)
Soybean	(11)	11/14/18	(505,450)	(23,023)
Soybean	(11)	12/14/18	(375,540)	(6,454)
Soybean	(6)	01/14/19	(278,850)	(13,337)
Soybean	(1)	01/14/19	(33,990)	(762)
SPI 200 Index	(16)	09/20/18	(1,847,865)	(14,513)
STOXX 600 Banks Index	(2)	09/21/18	(19,598)	(1,030)
Sugar No. 11	(9)	09/28/18	(106,344)	9,594
Sugar No. 11	(3)	02/28/19	(38,573)	3,042
Sugar No. 11	(1)	04/30/19	(13,093)	1,297
Sugar No. 11	(1)	06/28/19	(13,306)	244
The EURO STOXX Banks Index	(1)	09/10/18	(11,825)	(1,653)
The National Soybean Index	(6)	10/29/18	(253,740)	(750)
TOCOM Gold	(1)	04/23/19	(39,029)	885
TOCOM Gold	(5)	06/25/19	(195,099)	1,972
TOCOM Platinum	(1)	04/23/19	(13,299)	84
TOCOM Platinum	(1)	06/25/19	(13,294)	(37)
TOCOM Rubber	(2)	01/25/19	(15,239)	(341)
U.S. Long Bonds	(50)	09/19/18	(7,148,438)	38,942
Ultra 10 Year U.S. Treasury Notes	(79)	09/19/18	(10,041,641)	17,234
Ultra Long U.S. Treasury Bonds	(3)	09/19/18	(470,719)	1,591
VSTOXX Index	(20)	08/22/18	(32,157)	2,455
VSTOXX Index	(15)	09/19/18	(25,960)	77
White Sugar	(3)	09/14/18	(47,685)	1,387
Zinc	(1)	08/14/18	(66,011)	10,349
Zinc	(3)	08/21/18	(197,782)	34,074
Zinc	(2)	08/22/18	(131,863)	21,456
Zinc	(4)	08/24/18	(263,764)	41,944
Zinc	(2)	08/30/18	(131,937)	23,352
Zinc	(2)	08/31/18	(131,946)	21,462
Zinc	(4)	09/04/18	(263,964)	43,256
Zinc	(1)	09/14/18	(65,930)	11,955
Zinc	(2)	09/18/18	(131,720)	21,824
Zinc	(1)	09/19/18	(65,825)	6,123
Zinc	(1)	10/02/18	(65,675)	5,825
Zinc	(1)	10/05/18	(65,675)	2,672
Zinc	(1)	10/11/18	(65,675)	(3,841)
Zinc	(1)	10/24/18	(65,621)	(124)

Total				$2,344,991

TOTAL FUTURES CONTRACTS				$1,689

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 month STIBOR(a)	0.035%	10/19/19	SEK	529,000	(b)	$113,959	$—	$113,959
3 month STIBOR(a)	0.050	10/19/19		609,500	(b)	140,173	44,387	95,786
0.603(c)	3 month STIBOR	10/19/22		134,000		(118,456)	—	(118,457)
Mexico Interbank TIIE 28 Days(d)	7.830	09/13/23	MXN	15,961		(3,343)	—	(3,343)
Mexico Interbank TIIE 28 Days(d)	7.855	09/13/23		16,182		(2,487)	—	(2,487)
Mexico Interbank TIIE 28 Days(d)	7.890	09/13/23		11,385		(862)	—	(862)
Mexico Interbank TIIE 28 Days(d)	7.920	09/13/23		22,736		(200)	—	(200)
7.930(d)	3 month JIBAR	09/19/23	ZAR	19,172		(17,347)	—	(17,347)
7.984(d)	3 month JIBAR	09/19/23		12,660		(13,586)	—	(13,586)
3 month JIBAR(d)	7.984	09/19/23		12,660		13,586	13,755	(169)
1.318(e)	6 month GBP	08/30/67	GBP	1,681		210,178	—	210,178
1.341(e)	6 month GBP	12/14/67		567		65,953	2,172	63,781

TOTAL						$387,568	$60,314	$327,253

(a)	Payments made Quarterly
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2018.
(c)	Payments made annually
(d)	Payments made monthly
(e)	Payments made semi-annually

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund (%)(a)	Credit Spread at July 31, 2018(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of Turkey, 11.875%, 01/15/30	(1.000)	2.985	06/20/22	$2,652	$180,390	$1,450	$178,940
Republic of South Africa, 5.500%, 03/09/20	(1.000)	1.495	06/20/22	2,516	42,079	1,375	40,704
Republic of Korea, 7.125%, 04/16/19	(1.000)	0.376	12/20/22	1,666	(44,828)	(28,837)	(15,991)
Republic of South Africa, 5.500%, 03/09/20	(1.000)	1.666	12/20/22	238	6,109	366	5,743
United Mexican States, 4.150%, 03/28/27	(1.000)	1.142	06/20/23	1,227	6,386	2,189	4,197

TOTAL					$190,136	$(23,457)	$213,593

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Novus Barclays Public Ownership HF Conviction(a)	1M USD LIBOR	Barclays Bank PLC	05/11/19	$76		$(520,351)	$—	$(520,351)
Edenred(a)	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	4		23,115	—	23,115
iShares PHLX Semiconductor ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	1,263		(11,663)	—	(11,663)
iShares S&P NA Technology ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	389		13,577	—	13,577
iShares S&P NA Technology-Multimedia Networking ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	379		17,262	—	17,262
iShares S&P NA Technology-Software ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	373		20,855	—	20,855
iShares U.S. Technology ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	344		10,027	—	10,027
2U, Inc.(a)	1.610%	JPMorgan Securities, Inc.	10/11/19	3		61,829	—	61,829
ABIOMED, Inc.(a)	2.472	JPMorgan Securities, Inc.	07/09/20 - 07/31/20	—	*	(24,258)	—	(24,258)
Accenture PLC(a)	1M USD LIBOR	JPMorgan Securities, Inc.	11/23/18	1,044		(22,583)	—	(22,583)
Adient PLC(a)	1.610	JPMorgan Securities, Inc.	01/31/20	6		3,346	—	3,346
Adt, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	2		692	—	692
Advanced Micro Devices, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	9		4,922	—	4,922
Aerie Pharmaceuticals, Inc.(a)	1.610	JPMorgan Securities, Inc.	04/23/20 - 05/04/20	4		17,093	—	17,093
Aggreko PLC(a)	1.610	JPMorgan Securities, Inc.	08/03/20	1		24	—	24
Air France - KLM(a)	1.110	JPMorgan Securities, Inc.	06/26/20 - 08/03/20	16		(11,336)	—	(11,336)
Aker ASA Class A(a)	2.472	JPMorgan Securities, Inc.	06/26/20 - 08/03/20	2		(3,880)	—	(3,880)
Aker BP ASA(a)	2.472	JPMorgan Securities, Inc.	02/10/20 - 03/30/20	9		(29,998)	—	(29,998)
Align Technology, Inc.(a)	2.472	JPMorgan Securities, Inc.	07/09/20	1		(3,698)	—	(3,698)
Alta Mesa Resources, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	03/16/20	44		38,177	—	38,177
Altair Engineering, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	05/29/20 - 07/09/20	5		1,749	—	1,749
Altium Ltd.(a)	2.472	JPMorgan Securities, Inc.	06/26/20 - 07/20/20	12		(5,295)	—	(5,295)
Altran Technologies SA(a)	1.560	JPMorgan Securities, Inc.	02/03/20 - 04/17/20	19		86,588	—	86,588

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Alumina Ltd.(a)	2.472%	JPMorgan Securities, Inc.	06/26/20	$95		$1,131	$—	$1,131
Ambu AS(a)	1.210	JPMorgan Securities, Inc.	02/24/20 - 07/10/20	4		(13,215)	—	(13,215)
Amedisys, Inc.(a)	2.472	JPMorgan Securities, Inc.	04/23/20 - 05/04/20	2		(3,368)	—	(3,368)
Amer Sports Corp. Class A(a)	2.472	JPMorgan Securities, Inc.	06/12/20	8		(1,507)	—	(1,507)
American Eagle Outfitters, Inc.(a)	2.482	JPMorgan Securities, Inc.	07/20/20	7		9,326	—	9,326
AMP Ltd.(a)	1.410	JPMorgan Securities, Inc.	05/04/20	97		14,304	—	14,304
Antofagasta PLC(a)	2.447	JPMorgan Securities, Inc.	03/30/20 - 07/10/20	15		9,464	—	9,464
Ap Moeller – Maersk A/S(a)	1.410	JPMorgan Securities, Inc.	07/20/20	—	*	(20,797)	—	(20,797)
Appfolio, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	06/11/20	5		48,181	—	48,181
Appian Corp. Class A(a)	(1.290)	JPMorgan Securities, Inc.	06/11/20 - 07/31/20	3		8,326	—	8,326
Aqua America, Inc.(a)	1.610	JPMorgan Securities, Inc.	01/31/20	9		(6,748)	—	(6,748)
Arch Cap Group Ltd.(a)	1.610	JPMorgan Securities, Inc.	07/31/20	4		(2,093)	—	(2,093)
Aristocrat Leisure Ltd.(a)	2.472	JPMorgan Securities, Inc.	07/10/20	3		2,892	—	2,892
Aryzta AG(a)	1.560	JPMorgan Securities, Inc.	04/29/19 - 02/03/20	16		(260)	—	(260)
ASM International NV(a)	1.560	JPMorgan Securities, Inc.	05/29/20	6		(19,428)	—	(19,428)
ASM Pacific Technology Ltd.(a)	2.472	JPMorgan Securities, Inc.	09/11/19 - 07/10/20	7		(3,621)	—	(3,621)
Asos PLC(a)	1.610	JPMorgan Securities, Inc.	07/10/20 - 08/03/20	1		526	—	526
ASR Nederland NV(a)	2.472	JPMorgan Securities, Inc.	06/12/20	3		9,527	—	9,527
Atento SA(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	14		(599)	—	(599)
Atlas Arteria(a)	1.410	JPMorgan Securities, Inc.	03/30/20	69		(4,630)	—	(4,630)
Atos SE(a)	2.472	JPMorgan Securities, Inc.	06/22/20 - 08/03/20	—	*	(2,130)	—	(2,130)
Autogrill SpA(a)	2.472	JPMorgan Securities, Inc.	06/17/19 - 11/12/19	27		(16,552)	—	(16,552)
Axogen, Inc.(a)	1.610	JPMorgan Securities, Inc.	06/25/20	3		23,675	—	23,675
Azimut Holding SpA(a)	(0.240)	JPMorgan Securities, Inc.	06/26/20 - 07/10/20	13		(18,926)	—	(18,926)
Banca Generali SpA(a)	1.560	JPMorgan Securities, Inc.	07/20/20 - 08/03/20	5		(3,633)	—	(3,633)
Banco BPM SpA(a)	1.110	JPMorgan Securities, Inc.	06/26/20 - 07/10/20	47		(2,694)	—	(2,694)
Bank Leumi Le-Israel BM(a)	3.072	JPMorgan Securities, Inc.	07/16/18 - 07/27/20	55		5,977	—	5,977
Bankia SA(a)	1.410	JPMorgan Securities, Inc.	06/26/20 - 07/20/20	54		(13,534)	—	(13,534)
BBA Aviation PLC(a)	1.610	JPMorgan Securities, Inc.	08/03/20	39		(7)	—	(7)
BCA Marketplace(a)	2.447	JPMorgan Securities, Inc.	06/22/20	107		8,301	—	8,301
Beach Petroleum Ltd.(a)	2.472	JPMorgan Securities, Inc.	06/22/20	230		8,623	—	8,623
BGC Partners, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	05/29/20	23		9,601	—	9,601
Bilibili, Inc. ADS(a)	(1.090)	JPMorgan Securities, Inc.	07/09/20 - 07/10/20	7		18,507	—	18,507

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Bio Rad Labs, Inc. Class A(a)	2.472%	JPMorgan Securities, Inc.	02/10/20	$—	*	$1,728	$—	$1,728
Boston Beer, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	07/09/20	1		(20,378)	—	(20,378)
Box, Inc. Class A(a)	2.477	JPMorgan Securities, Inc.	07/31/20	1		(734)	—	(734)
Brembo SpA(a)	1.560	JPMorgan Securities, Inc.	04/14/20 - 04/24/20	9		2,773	—	2,773
Brinker International, Inc.(a)	2.482	JPMorgan Securities, Inc.	07/20/20 - 07/31/20	3		(6,092)	—	(6,092)
Broadcom, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	3		44,298	—	44,298
BRP, Inc./CA Sub Voting(a)	2.522	JPMorgan Securities, Inc.	10/17/19 - 10/30/19	7		(19,334)	—	(19,334)
BTG PLC(a)	2.447	JPMorgan Securities, Inc.	07/16/18 - 07/16/20	43		23,856	—	23,856
Burberry Group PLC(a)	2.447	JPMorgan Securities, Inc.	04/14/20	12		10,151	—	10,151
Buzzi Unicem SpA(a)	1.560	JPMorgan Securities, Inc.	06/26/20	2		3,412	—	3,412
CACI International, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	12/05/18 - 12/24/18	2		(8,092)	—	(8,092)
Cactus, Inc. Class A(a)	2.482	JPMorgan Securities, Inc.	07/20/20 - 07/31/20	5		(6,632)	—	(6,632)
Cadence Bancorporation Class A(a)	2.472	JPMorgan Securities, Inc.	05/04/20	12		(19,933)	—	(19,933)
Cadence Design Systems, Inc.(a)	2.472	JPMorgan Securities, Inc.	02/24/20 - 03/06/20	2		(2,373)	—	(2,373)
Camping World Holdings, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	05/04/20 - 05/18/20	10		42,164	—	42,164
Canada Goose Holdings, Inc.(a)	2.472	JPMorgan Securities, Inc.	05/29/20	3		(7,369)	—	(7,369)
Canadian Utilities Ltd. Class A(a)	1.610	JPMorgan Securities, Inc.	06/22/20	14		5,553	—	5,553
Capita PLC(a)	1.610	JPMorgan Securities, Inc.	06/26/20 - 08/03/20	70		6,785	—	6,785
Carrefour SA(a)	1.560	JPMorgan Securities, Inc.	08/03/20	4		(99)	—	(99)
Carsales Co. Ltd.(a)	2.472	JPMorgan Securities, Inc.	06/22/20	13		(6,446)	—	(6,446)
Carvana Co. Class A(a)	(3.090)	JPMorgan Securities, Inc.	05/18/20	6		14,235	—	14,235
Cenovus Energy, Inc.(a)	2.522	JPMorgan Securities, Inc.	05/29/20 - 07/09/20	5		(2,910)	—	(2,910)
Central Garden & Pet Co. Class A(a)	2.482	JPMorgan Securities, Inc.	07/20/20	3		(1,291)	—	(1,291)
CF Industries Holding, Inc.(a)	2.472	JPMorgan Securities, Inc.	03/06/20 - 06/11/20	7		8,956	—	8,956
Chart Industries, Inc.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	2		8,509	—	8,509
Chipotle Mexican Grill, Inc.(a)	2.472	JPMorgan Securities, Inc.	05/04/20 - 05/29/20	1		(15,433)	—	(15,433)
CHR. Hansen Holding A/S(a)	1.410	JPMorgan Securities, Inc.	03/16/20 - 05/18/20	3		(3,146)	—	(3,146)
Clean Harbors, Inc.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	4		1,100	—	1,100
CNP Assurances Act(a)	2.472	JPMorgan Securities, Inc.	06/26/20	2		1,950	—	1,950
Coherent, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	1		5,682	—	5,682

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Columbia BKG System, Inc.(a)	1.610%	JPMorgan Securities, Inc.	07/09/20	$1		$197	$—	$197
Computacenter(a)	2.447	JPMorgan Securities, Inc.	07/10/20	11		7,034	—	7,034
Constellation Software, Inc.(a)	2.522	JPMorgan Securities, Inc.	10/31/18 - 07/06/20	—	*	(47,675)	—	(47,675)
Consumer Discretionary Select Sector SPDR Fund(a)	1M USD LIBOR	JPMorgan Securities, Inc.	11/23/18	1,098		(53,191)	—	(53,191)
Corcept Therapeutics, Inc.(a)	2.472	JPMorgan Securities, Inc.	05/29/20 - 06/11/20	16		(33,279)	—	(33,279)
Core Laboratories NV(a)	0.860	JPMorgan Securities, Inc.	01/21/20	3		11,467	—	11,467
Coty, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	07/20/20 - 07/31/20	15		11,814	—	11,814
Credit Acceptance Corp.(a)	0.910	JPMorgan Securities, Inc.	05/18/20	1		(18,915)	—	(18,915)
Cree, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/31/20	4		2,544	—	2,544
Criteo SA ADS(a)	2.472	JPMorgan Securities, Inc.	07/09/20 - 07/31/20	3		(7,712)	—	(7,712)
Croda International PLC(a)	2.457	JPMorgan Securities, Inc.	08/03/20	—	*	7	—	7
CTS Eventim AG & Co. KGaA(a)	2.472	JPMorgan Securities, Inc.	12/04/19	6		(1,600)	—	(1,600)
Davide Campari-Milano SpA(a)	1.560	JPMorgan Securities, Inc.	03/30/20	40		4,661	—	4,661
Deckers Outdoor Corp.(a)	2.472	JPMorgan Securities, Inc.	02/10/20 - 07/09/20	2		1,300	—	1,300
Denbury Res, Inc.(a)	2.472	JPMorgan Securities, Inc.	07/09/20	22		(10,325)	—	(10,325)
Dentsply Sirona, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/09/20	5		(12,030)	—	(12,030)
Deutsche Bank AG(a)	1.560	JPMorgan Securities, Inc.	06/26/20 - 07/10/20	18		(35,356)	—	(35,356)
Deutsche Lufthansa(a)	2.472	JPMorgan Securities, Inc.	07/11/19	12		55,289	—	55,289
Dick’s Sporting Goods, Inc.(a)	2.472	JPMorgan Securities, Inc.	06/11/20 - 07/31/20	3		(1,306)	—	(1,306)
Distribuidora Internacional de Alimentacion SA(a)	1.410	JPMorgan Securities, Inc.	06/12/20	7		5,116	—	5,116
DNO ASA Class A(a)	2.472	JPMorgan Securities, Inc.	04/24/20 - 05/18/20	160		29,954	—	29,954
Domino S Pizza Group PLC(a)	1.610	JPMorgan Securities, Inc.	04/24/20	73		40,805	—	40,805
Domino’s Pizza Enterprises Ltd.(a)	1.410	JPMorgan Securities, Inc.	07/16/18 - 07/27/20	9		(13,076)	—	(13,076)
Domtar Corp.(a)	2.472	JPMorgan Securities, Inc.	05/18/20 - 06/11/20	7		4,713	—	4,713
Dril-Quip, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	2		12,466	—	12,466
Electrolux AB(a)	1M USD LIBOR	JPMorgan Securities, Inc.	11/23/18	161		14,191	—	14,191
Elekta AB Class B(a)	2.472	JPMorgan Securities, Inc.	03/30/20 - 04/24/20	24		11,720	—	11,720
EMCOR Group, Inc.(a)	2.472	JPMorgan Securities, Inc.	11/12/19 - 03/27/20	4		1,379	—	1,379
Empire Co. Ltd. Class A(a)	2.522	JPMorgan Securities, Inc.	07/11/19	17		8,413	—	8,413
Encompass Health Corp.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	3		1,739	—	1,739
Energen Corp.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	—	*	(275)	—	(275)
EnLink Midstream LLC(a)	2.477	JPMorgan Securities, Inc.	05/18/20 - 07/31/20	12		3,971	—	3,971

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Entegris, Inc.(a)	2.477%	JPMorgan Securities, Inc.	07/31/20	$1		$(419)	$—	$(419)
Eramet SA(a)	2.472	JPMorgan Securities, Inc.	01/22/20 - 03/09/20	—	*	(10,405)	—	(10,405)
Esterline Technologies Corp.(a)	2.472	JPMorgan Securities, Inc.	05/18/20	2		21,388	—	21,388
Evercore Partners, Inc. Class A(a)	2.482	JPMorgan Securities, Inc.	07/20/20 - 07/31/20	2		2,673	—	2,673
Evraz PLC(a)	2.447	JPMorgan Securities, Inc.	01/23/19 - 04/29/19	40		21,455	—	21,455
F5 Networks, Inc.(a)	2.472	JPMorgan Securities, Inc.	12/02/19 - 12/09/19	1		(3,902)	—	(3,902)
FANUC Corp.(a)	1.610	JPMorgan Securities, Inc.	06/29/20 - 07/13/20	1		(2,756)	—	(2,756)
Ferrovial SA(a)	1.410	JPMorgan Securities, Inc.	07/10/20 - 08/03/20	10		2,826	—	2,826
Fevertree Drinks PLC(a)	2.457	JPMorgan Securities, Inc.	08/03/20	1		(1,110)	—	(1,110)
Finisar Corp.(a)	1.610	JPMorgan Securities, Inc.	06/25/20 - 07/31/20	11		17,011	—	17,011
First Citizens BancShares, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	10/11/18 - 11/13/18	1		3,300	—	3,300
First Intst Bancsystem, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	07/31/20	5		1,583	—	1,583
First Pacific Co. Ltd.(a)	2.472	JPMorgan Securities, Inc.	06/12/20 - 06/26/20	310		(3,296)	—	(3,296)
Flagstar Bancorp(a)	2.472	JPMorgan Securities, Inc.	06/25/20	1		(5)	—	(5)
Fletcher Building Ltd.(a)	1.160	JPMorgan Securities, Inc.	10/15/19 - 05/04/20	72		(5,470)	—	(5,470)
Flex Ltd.(a)	1.610	JPMorgan Securities, Inc.	07/09/20 - 07/31/20	12		8,787	—	8,787
Flir System, Inc.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	—	*	(176)	—	(176)
Floor & Decor Holdings, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	07/09/20	3		3,896	—	3,896
Flowserve Corp.(a)	1.610	JPMorgan Securities, Inc.	07/11/19 - 07/09/20	5		(13,249)	—	(13,249)
Foot Locker, Inc.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	—	*	384	—	384
Fortinet, Inc.(a)	2.482	JPMorgan Securities, Inc.	07/20/20	3		(12,469)	—	(12,469)
Fortis, Inc.(a)	1.410	JPMorgan Securities, Inc.	05/19/20	11		(5,281)	—	(5,281)
Freenet AG(a)	1.560	JPMorgan Securities, Inc.	08/26/19 - 09/27/19	12		(20,987)	—	(20,987)
Fresenius Se & Co. KGaA(a)	2.482	JPMorgan Securities, Inc.	08/03/20	1		(2,817)	—	(2,817)
FTI Consulting, Inc.(a)	2.472	JPMorgan Securities, Inc.	07/09/20	3		28,591	—	28,591
G-III Apparel Group Ltd.(a)	2.472	JPMorgan Securities, Inc.	07/09/20	4		8,132	—	8,132
GCI Liberty, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	04/23/20 - 05/04/20	3		(1,491)	—	(1,491)
Gea Group AG(a)	1.560	JPMorgan Securities, Inc.	08/03/20	4		2,040	—	2,040
Genpact Ltd.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	27		30,308	—	30,308

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Gjensidige Forsikring ASA(a)	1.410%	JPMorgan Securities, Inc.	08/03/20	$2		$10	$—	$10
GN Store Nord A/S(a)	2.472	JPMorgan Securities, Inc.	03/04/19 - 10/31/19	7		13,445	—	13,445
Golar LNG Ltd.(a)	1.115	JPMorgan Securities, Inc.	01/08/20	9		22,813	—	22,813
Grainger (W.W.), Inc.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	—	*	1,475	—	1,475
Green Dot Corp. Class A(a)	2.482	JPMorgan Securities, Inc.	07/20/20 - 07/31/20	2		(1,118)	—	(1,118)
Greif, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	05/29/20	3		(358)	—	(358)
GTT Communications, Inc.(a)	1.610	JPMorgan Securities, Inc.	04/23/20 - 05/04/20	6		11,892	—	11,892
Haemonetics Corp.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	2		(2,156)	—	(2,156)
Halma PLC(a)	1.610	JPMorgan Securities, Inc.	01/09/20 - 03/09/20	10		(6,488)	—	(6,488)
Hanesbrands, Inc.(a)	1.610	JPMorgan Securities, Inc.	02/24/20 - 05/18/20	16		(9,180)	—	(9,180)
Harsco Corp.(a)	2.472	JPMorgan Securities, Inc.	06/11/20	2		6,027	—	6,027
Harvey Norman Holdings Ltd.(a)	0.660	JPMorgan Securities, Inc.	03/09/20 - 05/18/20	76		(4,042)	—	(4,042)
Haseko Corp.(a)	2.423	JPMorgan Securities, Inc.	06/28/19 - 07/24/19	7		468	—	468
HD Supply Holdings, Inc.(a)	2.472	JPMorgan Securities, Inc.	06/11/20	1		45	—	45
Healthcare Services Group, Inc.(a)	1.610	JPMorgan Securities, Inc.	05/04/20 - 07/31/20	5		13,413	—	13,413
Helen of Troy Corp. Ltd.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	1		1,662	—	1,662
Hera SpA(a)	2.472	JPMorgan Securities, Inc.	10/18/19 - 11/12/19	104		7,656	—	7,656
Hillenbrand, Inc.(a)	2.482	JPMorgan Securities, Inc.	07/20/20 - 07/31/20	4		3,398	—	3,398
HollyFrontier Corp.(a)	2.472	JPMorgan Securities, Inc.	03/27/20	3		21,040	—	21,040
Hologic, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/31/20	1		(426)	—	(426)
Hong Kong Exchanges & Clearing Shares(a)	2.472	JPMorgan Securities, Inc.	05/04/20 - 07/10/20	1		(359)	—	(359)
Huhtamaki Oyj(a)	1.410	JPMorgan Securities, Inc.	02/03/20 - 06/12/20	9		2,608	—	2,608
Huntsman Corp.(a)	2.472	JPMorgan Securities, Inc.	07/09/20 - 07/20/20	7		27,764	—	27,764
Husky Energy, Inc.(a)	2.522	JPMorgan Securities, Inc.	10/30/19 - 12/02/19	22		22,304	—	22,304
Husqvarna AB Shares B(a)	1.410	JPMorgan Securities, Inc.	08/03/20	21		(501)	—	(501)
IDEXX Laboratories, Inc.(a)	2.482	JPMorgan Securities, Inc.	07/20/20	1		2,840	—	2,840
II VI, Inc.(a)	1.610	JPMorgan Securities, Inc.	06/25/20 - 07/09/20	4		18,034	—	18,034
Iliad SA(a)	1.560	JPMorgan Securities, Inc.	02/10/20 - 03/30/20	2		8,888	—	8,888
Illumina, Inc.(a)	2.472	JPMorgan Securities, Inc.	07/09/20	—	*	3,983	—	3,983
Iluka Resources Ltd.(a)	2.482	JPMorgan Securities, Inc.	04/14/20 - 08/03/20	19		(1,904)	—	(1,904)
Industrial Select Sector SPDR Fund(a)	1M USD LIBOR	JPMorgan Securities, Inc.	11/23/18	227		(2,908)	—	(2,908)
Inmarsat PLC(a)	2.457	JPMorgan Securities, Inc.	08/03/20	1		4	—	4

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Inogen, Inc.(a)	2.472%	JPMorgan Securities, Inc.	04/23/20 - 06/11/20	$1	$(3,823)	$—	$(3,823)
Insperity, Inc.(a)	2.472	JPMorgan Securities, Inc.	07/09/20 - 07/20/20	2	(441)	—	(441)
Insurance Australia Group Ltd.(a)	2.486	JPMorgan Securities, Inc.	07/20/20	12	1,044	—	1,044
Integer Holdings Corp.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	2	(1,796)	—	(1,796)
International Game Technologies(a)	1.610	JPMorgan Securities, Inc.	05/29/20 - 06/11/20	10	(6,995)	—	(6,995)
Interxion Holding NV(a)	1.610	JPMorgan Securities, Inc.	05/10/19 - 07/31/20	3	(1,925)	—	(1,925)
Ioof Holdings Ltd.(a)	1.410	JPMorgan Securities, Inc.	04/24/20 - 05/18/20	37	709	—	709
Irhythm Technologies, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/09/20	2	16,917	—	16,917
Irobot Corp.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	2	155	—	155
iShares MSCI Taiwan ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	170	(6,123)	—	(6,123)
iShares S&P NA Technology-Software ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	196	10,448	—	10,448
Itochu Corp.(a)	2.423	JPMorgan Securities, Inc.	06/29/20	5	326	—	326
Itron, Inc.(a)	1.610	JPMorgan Securities, Inc.	05/29/20 - 06/11/20	6	2,554	—	2,554
ITV PLC(a)	1.610	JPMorgan Securities, Inc.	09/27/19 - 03/30/20	91	14,806	—	14,806
Jagged Peak Energy, Inc.(a)	1.010	JPMorgan Securities, Inc.	04/23/20 - 06/11/20	22	(4,670)	—	(4,670)
Japan Exchange Group, Inc.(a)	2.423	JPMorgan Securities, Inc.	06/15/20 - 06/29/20	10	688	—	688
JD Sports Fashion PLC(a)	2.447	JPMorgan Securities, Inc.	11/28/18 - 09/27/19	56	4,270	—	4,270
Jeld-Wen Holding, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/31/20	7	706	—	706
Jenoptik AG(a)	2.472	JPMorgan Securities, Inc.	06/12/20 - 07/10/20	4	12,009	—	12,009
John Bean Technologies Corp.(a)	1.610	JPMorgan Securities, Inc.	01/21/20 - 02/24/20	2	(41,070)	—	(41,070)
Johnson Matthey PLC(a)	2.447	JPMorgan Securities, Inc.	06/12/20	3	6,030	—	6,030
Just Eat PLC(a)	1.610	JPMorgan Securities, Inc.	08/03/20	3	2,303	—	2,303
Kakaku.com, Inc.(a)	2.423	JPMorgan Securities, Inc.	10/21/19 - 12/24/19	13	(16,769)	—	(16,769)
Kansai Paint Co. Ltd.(a)	1.610	JPMorgan Securities, Inc.	12/12/19 - 04/13/20	9	(20,350)	—	(20,350)
Keihan Holdings Co. Ltd.(a)	1.510	JPMorgan Securities, Inc.	10/02/19	9	(13,440)	—	(13,440)
Keikyu Corp.(a)	1.510	JPMorgan Securities, Inc.	10/02/19 - 01/14/20	5	(5,556)	—	(5,556)
Keppel Corp. Ltd.(a)	2.422	JPMorgan Securities, Inc.	06/29/20	13	2,846	—	2,846
Kindred Group PLC(a)	2.472	JPMorgan Securities, Inc.	12/04/19 - 04/24/20	24	(32,735)	—	(32,735)
Kohl’s Corp.(a)	2.472	JPMorgan Securities, Inc.	03/27/20	2	8,673	—	8,673
Koninklijke Boskalis Westms(a)	1.560	JPMorgan Securities, Inc.	04/14/20 - 06/05/20	11	(12,608)	—	(12,608)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Korn/Ferry International Co.(a)	2.482%	JPMorgan Securities, Inc.	07/20/20	$—	*	$24	$—	$24
Kronos Worldwide, Inc.(a)	2.472	JPMorgan Securities, Inc.	11/12/19 - 06/11/20	15		2,879	—	2,879
Lafargeholcim Ltd.(a)	1.560	JPMorgan Securities, Inc.	07/10/20	—	*	(969)	—	(969)
Latour Investment Class B(a)	1.410	JPMorgan Securities, Inc.	06/29/20	—	*	(133)	—	(133)
Laureate Education, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	06/11/20 - 07/09/20	14		(5,498)	—	(5,498)
Lazard Ltd. Class A(a)	2.472	JPMorgan Securities, Inc.	11/13/18	5		33,806	—	33,806
LendingTree, Inc.(a)	1.610	JPMorgan Securities, Inc.	01/21/20 - 02/24/20	1		6,810	—	6,810
Liberty Broadband Corp. Class C(a)	1.610	JPMorgan Securities, Inc.	06/25/20 - 07/31/20	2		(8,378)	—	(8,378)
Liberty Expedia Holdings, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	05/29/20 - 07/20/20	4		2,741	—	2,741
Lifestyle International Holdings Ltd.(a)	2.472	JPMorgan Securities, Inc.	07/10/20	24		(2,799)	—	(2,799)
Linamar Corp.(a)	2.522	JPMorgan Securities, Inc.	07/22/19 - 09/09/19	8		25,862	—	25,862
LINE Corp.(a)	0.910	JPMorgan Securities, Inc.	07/23/20 - 08/03/20	4		5,016	—	5,016
Lithia Mtrs, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	05/18/20 - 07/31/20	—	*	(117)	—	(117)
LKQ Corp.(a)	1.610	JPMorgan Securities, Inc.	07/09/20 - 07/31/20	6		(2,934)	—	(2,934)
London STK Exchange Group PLC(a)	2.447	JPMorgan Securities, Inc.	06/12/20	4		(9,055)	—	(9,055)
Lundin Petroleum AB(a)	2.472	JPMorgan Securities, Inc.	07/10/20	3		(66)	—	(66)
M3, Inc.(a)	1.510	JPMorgan Securities, Inc.	02/26/20 - 06/15/20	6		9,043	—	9,043
MACOM Technology Solutions Holdings, Inc.(a)	1.610	JPMorgan Securities, Inc.	04/15/19	10		46,243	—	46,243
Macquarie Infrastructure Corp.(a)	1.610	JPMorgan Securities, Inc.	05/29/20	2		(1,340)	—	(1,340)
Magna International, Inc.(a)	2.522	JPMorgan Securities, Inc.	05/29/20 - 07/09/20	4		2,829	—	2,829
Man Wah Holdings Ltd.(a)	(0.590)	JPMorgan Securities, Inc.	06/26/20 - 07/20/20	210		4,140	—	4,140
Manhattan Associates, Inc.(a)	2.472	JPMorgan Securities, Inc.	12/09/19 - 12/16/19	7		(17,534)	—	(17,534)
Maple Leaf Foods, Inc.(a)	2.522	JPMorgan Securities, Inc.	03/18/19 - 06/11/20	3		(4,801)	—	(4,801)
Marubeni Corp.(a)	2.423	JPMorgan Securities, Inc.	07/13/20 - 08/03/20	25		(375)	—	(375)
Marui Group Co. Ltd.(a)	1.510	JPMorgan Securities, Inc.	10/22/18 - 07/02/20	17		(9,003)	—	(9,003)
Matador Res Co.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	5		(7,149)	—	(7,149)
Mattel, Inc.(a)	1.610	JPMorgan Securities, Inc.	02/04/19 - 05/10/19	18		24,811	—	24,811
Meg Energy Corp.(a)	2.522	JPMorgan Securities, Inc.	05/29/20	34		(55,562)	—	(55,562)
Melco International Development Ltd.(a)	2.472	JPMorgan Securities, Inc.	10/31/19 - 03/09/20	65		(6,388)	—	(6,388)
Mellanox Technologies Ltd.(a)	2.472	JPMorgan Securities, Inc.	04/23/20	4		(18,507)	—	(18,507)
Mercury Systems, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/31/20	5		(4,037)	—	(4,037)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Methanex Corp.(a)	2.522%	JPMorgan Securities, Inc.	04/23/20 - 07/09/20	$3		$(6,420)	$—	$(6,420)
Metro Bank PLC(a)	0.660	JPMorgan Securities, Inc.	07/11/19 - 08/27/19	8		16,005	—	16,005
MGM China Holdings Ltd.(a)	0.660	JPMorgan Securities, Inc.	07/10/20 - 08/03/20	72		(1,396)	—	(1,396)
Micro Focus International PLC ADR(a)	1.610	JPMorgan Securities, Inc.	09/26/19 - 10/11/19	16		(468)	—	(468)
Micron Technology, Inc.(a)	2.472	JPMorgan Securities, Inc.	05/18/20 - 05/29/20	4		(12,035)	—	(12,035)
Miller Herman, Inc.(a)	2.482	JPMorgan Securities, Inc.	07/20/20	5		(4,004)	—	(4,004)
Minth Group Ltd.(a)	1.410	JPMorgan Securities, Inc.	03/30/20 - 06/12/20	51		12,440	—	12,440
Mitsubishi Gas Chemical Co., Inc.(a)	2.423	JPMorgan Securities, Inc.	06/28/19	1		92	—	92
Mitsubishi Motors Corp.(a)	2.423	JPMorgan Securities, Inc.	06/29/20 - 07/13/20	27		(6,122)	—	(6,122)
Mixi, Inc.(a)	2.423	JPMorgan Securities, Inc.	01/15/19	9		15,159	—	15,159
Molina Healthcare, Inc.(a)	2.472	JPMorgan Securities, Inc.	07/09/20	—	*	(1,323)	—	(1,323)
Mondi PLC(a)	2.457	JPMorgan Securities, Inc.	06/26/20 - 08/03/20	2		1,061	—	1,061
Moneysupermarket Co. Group PLC(a)	2.447	JPMorgan Securities, Inc.	04/24/20 - 05/29/20	76		(8,895)	—	(8,895)
Mongodb, Inc. Class A(a)	1.010	JPMorgan Securities, Inc.	06/11/20	5		17,822	—	17,822
MonotaRO Co. Ltd.(a)	0.910	JPMorgan Securities, Inc.	08/08/18 - 07/17/20	7		(28,733)	—	(28,733)
Nabors Industries Ltd.(a)	1.610	JPMorgan Securities, Inc.	07/31/20	25		2,416	—	2,416
National Vision Holdings, Inc.(a)	1.610	JPMorgan Securities, Inc.	04/23/20 - 05/04/20	9		(11,357)	—	(11,357)
Navistar International Corp.(a)	2.472	JPMorgan Securities, Inc.	06/11/20	3		1,757	—	1,757
Neste Oil(a)	2.472	JPMorgan Securities, Inc.	06/12/20 - 06/29/20	2		7,282	—	7,282
NetApp, Inc.(a)	2.472	JPMorgan Securities, Inc.	02/24/20	4		(16,740)	—	(16,740)
Netgear, Inc.(a)	2.472	JPMorgan Securities, Inc.	06/25/20	1		(5,496)	—	(5,496)
Netscout System, Inc.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	7		(4,514)	—	(4,514)
Nevro Corp.(a)	1.610	JPMorgan Securities, Inc.	05/04/20 - 05/29/20	4		42,985	—	42,985
New Relic, Inc.(a)	2.472	JPMorgan Securities, Inc.	01/21/20 - 03/06/20	3		(32,524)	—	(32,524)
Newell Brands, Inc.(a)	1.610	JPMorgan Securities, Inc.	12/09/19 - 07/31/20	8		10,169	—	10,169
Nextdc Ltd.(a)	1.410	JPMorgan Securities, Inc.	06/26/20	33		(1,830)	—	(1,830)
Nifco, Inc.(a)	1.510	JPMorgan Securities, Inc.	07/24/19 - 11/25/19	11		8,854	—	8,854
NMC Health PLC(a)	1.610	JPMorgan Securities, Inc.	03/09/20 - 06/12/20	7		(10,130)	—	(10,130)
Nokian Renkaat Oyj(a)	1.410	JPMorgan Securities, Inc.	04/24/20 - 06/12/20	8		(25,710)	—	(25,710)
Nolato AB Class B(a)	2.472	JPMorgan Securities, Inc.	06/29/20 - 07/10/20	3		23,855	—	23,855

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Norma Group AG(a)	2.472%	JPMorgan Securities, Inc.	04/24/20 - 06/12/20	$4	$(10,690)	$—	$(10,690)
Novocure Ltd.(a)	1.610	JPMorgan Securities, Inc.	05/04/20 - 06/11/20	9	(5,384)	—	(5,384)
NU Skin Enterprises, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	07/09/20	2	(7,604)	—	(7,604)
Nuance Communications, Inc.(a)	1.610	JPMorgan Securities, Inc.	06/11/20	6	3,177	—	3,177
Nufarm Ltd.(a)	2.472	JPMorgan Securities, Inc.	06/26/20	8	(6,300)	—	(6,300)
NuVasive, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	4	(17,606)	—	(17,606)
Nvent Electric PLC(a)	2.472	JPMorgan Securities, Inc.	05/29/20 - 07/09/20	8	24,513	—	24,513
Ocado Group PLC(a)	0.660	JPMorgan Securities, Inc.	07/20/20	7	(3,674)	—	(3,674)
OCI NV(a)	1.010	JPMorgan Securities, Inc.	10/09/18	2	(8,244)	—	(8,244)
Onemain Holdings, Inc.(a)	2.472	JPMorgan Securities, Inc.	04/29/19	4	(660)	—	(660)
Onex Corp.(a)	1.410	JPMorgan Securities, Inc.	06/11/20	4	(2,629)	—	(2,629)
Oriflame Holding Ltd.(a)	2.472	JPMorgan Securities, Inc.	05/18/20 - 05/29/20	8	20,089	—	20,089
Ormat Technologies, Inc.(a)	1.610	JPMorgan Securities, Inc.	06/11/20	7	(14,275)	—	(14,275)
Orora Ltd.(a)	2.472	JPMorgan Securities, Inc.	10/31/19 - 11/12/19	35	(753)	—	(753)
Osram Licht AG(a)	1.560	JPMorgan Securities, Inc.	06/26/20 - 07/10/20	3	(17,935)	—	(17,935)
Outokumpu Oyj(a)	1.410	JPMorgan Securities, Inc.	04/24/20 - 05/04/20	27	(18,359)	—	(18,359)
Owens Corning(a)	1.610	JPMorgan Securities, Inc.	06/22/20 - 07/31/20	3	277	—	277
Panalpina Welttransport Holding AG(a)	0.710	JPMorgan Securities, Inc.	05/04/20 - 07/10/20	1	(5,505)	—	(5,505)
Pandora A/S(a)	1.410	JPMorgan Securities, Inc.	06/26/20 - 07/20/20	2	(3,386)	—	(3,386)
Parex Res, Inc.(a)	2.522	JPMorgan Securities, Inc.	07/09/20	1	(1,498)	—	(1,498)
Parkland Fuel Corp.(a)	1.610	JPMorgan Securities, Inc.	06/25/20	7	(9,684)	—	(9,684)
Patterson Cos., Inc.(a)	1.610	JPMorgan Securities, Inc.	04/23/20 - 06/25/20	7	(12,553)	—	(12,553)
Pembina Pipeline Corp.(a)	1.410	JPMorgan Securities, Inc.	07/31/20	6	(4,986)	—	(4,986)
Peugeot SA(a)	2.472	JPMorgan Securities, Inc.	07/16/18 - 07/16/20	9	36,731	—	36,731
PrairieSky Royalty Ltd.(a)	1.560	JPMorgan Securities, Inc.	07/16/18 - 07/16/20	18	(6,078)	—	(6,078)
Pricesmart, Inc.(a)	1.610	JPMorgan Securities, Inc.	04/23/20 - 05/18/20	4	(11,719)	—	(11,719)
Provident Financial PLC(a)	1.610	JPMorgan Securities, Inc.	07/16/18 - 07/27/20	40	(18,279)	—	(18,279)
Qantas Airways Ltd.(a)	2.472	JPMorgan Securities, Inc.	08/07/18 - 06/29/20	69	8,083	—	8,083
Qinetiq Group PLC(a)	2.461	JPMorgan Securities, Inc.	07/20/20	54	(3,030)	—	(3,030)
Qualcomm, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	7	5,606	—	5,606
Qube Holdings Ltd.(a)	0.910	JPMorgan Securities, Inc.	06/28/19 - 09/30/19	183	(18,469)	—	(18,469)
Quebecor, Inc. Class B(a)	2.522	JPMorgan Securities, Inc.	06/11/20	5	(2,330)	—	(2,330)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Raiffeisen Bank International AG(a)	2.472%	JPMorgan Securities, Inc.	04/24/20 - 07/20/20	$6		$7,593	$—	$7,593
Ramsay Health Care Ltd.(a)	1.410	JPMorgan Securities, Inc.	07/10/20 - 08/03/20	5		(6,732)	—	(6,732)
Ritchie Bros Auctioneers, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/26/18 - 07/27/20	10		(3,870)	—	(3,870)
Rockwool International AS Class B(a)	2.472	JPMorgan Securities, Inc.	07/10/20	—	*	1,181	—	1,181
RPC, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/20/20 - 07/31/20	12		685	—	685
Ryman Halthcare Group Ltd.(a)	1.410	JPMorgan Securities, Inc.	06/12/20	4		40	—	40
Sage Group PLC(a)	1.610	JPMorgan Securities, Inc.	03/30/20	7		923	—	923
Saia, Inc.(a)	2.472	JPMorgan Securities, Inc.	06/11/20	—	*	(182)	—	(182)
Sailpoint Technologies Holdings, Inc.(a)	2.477	JPMorgan Securities, Inc.	07/31/20	3		(7,952)	—	(7,952)
Salmar ASA(a)	2.472	JPMorgan Securities, Inc.	07/10/20	4		27,188	—	27,188
Salzgitter AG(a)	2.472	JPMorgan Securities, Inc.	06/26/20	1		4,941	—	4,941
Sanderson Farms, Inc.(a)	2.472	JPMorgan Securities, Inc.	08/14/19 - 09/09/19	1		(6,978)	—	(6,978)
Santander Consumer USA Holding, Inc.(a)	2.472	JPMorgan Securities, Inc.	05/18/20	16		(6,703)	—	(6,703)
SBI Holdings, Inc.(a)	2.423	JPMorgan Securities, Inc.	02/13/20	8		23,565	—	23,565
Scientific Games Corp.(a)	1.610	JPMorgan Securities, Inc.	06/11/20 - 06/22/20	1		3,155	—	3,155
Sea Ltd. ADR(a)	1.610	JPMorgan Securities, Inc.	01/21/20 - 05/04/20	16		32,525	—	32,525
Seibu Holdings, Inc.(a)	1.510	JPMorgan Securities, Inc.	09/18/18 - 03/18/19	20		(13,354)	—	(13,354)
Sempra Energy Co.(a)	1.610	JPMorgan Securities, Inc.	03/27/20 - 05/18/20	1		(1,834)	—	(1,834)
Ses Global SA(a)	2.482	JPMorgan Securities, Inc.	08/03/20	9		(4,740)	—	(4,740)
Seven Bank Ltd.(a)	1.510	JPMorgan Securities, Inc.	07/17/18 - 07/27/20	96		3,233	—	3,233
Shopify, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	02/04/19 - 03/18/19	2		49,605	—	49,605
Siltronic AG(a)	2.472	JPMorgan Securities, Inc.	10/15/19 - 01/22/20	2		57,697	—	57,697
Sims Metal Management Ltd.(a)	2.472	JPMorgan Securities, Inc.	06/22/20	1		521	—	521
Singapore Exchange Ltd.(a)	2.422	JPMorgan Securities, Inc.	04/13/20 - 04/27/20	20		379	—	379
Sjm Holdings Ltd.(a)	2.482	JPMorgan Securities, Inc.	08/03/20	99		(1,511)	—	(1,511)
Skanska AB Class B(a)	1.410	JPMorgan Securities, Inc.	08/02/19 - 08/14/19	12		(8,090)	—	(8,090)
Skechers U.S.A., Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	07/31/20	—	*	88	—	88
Snap, Inc. Class A(a)	0.730	JPMorgan Securities, Inc.	08/14/19	20		23,465	—	23,465
Sodexo(a)	1.560	JPMorgan Securities, Inc.	06/12/20 - 06/26/20	2		(8,207)	—	(8,207)
Sothebys Co.(a)	2.472	JPMorgan Securities, Inc.	05/29/20	3		(10,728)	—	(10,728)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

South32 Ltd.(a)	2.472%	JPMorgan Securities, Inc.	08/26/19 - 06/29/20	$122		$(880)	$—	$(880)
SPDR S&P 500 ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	11/23/18	4,417		(127,517)	—	(127,517)
Spirit Airlines, Inc.(a)	1.610	JPMorgan Securities, Inc.	05/18/20	7		(26,800)	—	(26,800)
Spotify Technology SA(a)	1.210	JPMorgan Securities, Inc.	06/11/20	1		4,317	—	4,317
Square, Inc. Class A(a)	1.610	JPMorgan Securities, Inc.	12/16/19	4		11,920	—	11,920
SSAB AB Class B(a)	2.472	JPMorgan Securities, Inc.	07/10/20	5		557	—	557
SSP Group PLC(a)	2.447	JPMorgan Securities, Inc.	04/16/20 - 08/03/20	22		2,017	—	2,017
Stamps Co., Inc.(a)	2.472	JPMorgan Securities, Inc.	06/11/20	1		(14,015)	—	(14,015)
Starhub Ltd.(a)	(1.090)	JPMorgan Securities, Inc.	07/13/20	41		393	—	393
Sterling Bancorp(a)	1.610	JPMorgan Securities, Inc.	03/06/20	14		14,461	—	14,461
Subsea 7 SA(a)	2.472	JPMorgan Securities, Inc.	06/22/20	22		(24,930)	—	(24,930)
Suez SA(a)	1.560	JPMorgan Securities, Inc.	07/10/20 - 07/20/20	15		(12,257)	—	(12,257)
Sumitomo Heavy Industries Ltd.(a)	2.423	JPMorgan Securities, Inc.	12/12/19 - 03/19/20	4		3,177	—	3,177
Sumitomo Metal Mining Co. Ltd.(a)	1.510	JPMorgan Securities, Inc.	10/15/19 - 05/29/20	9		10,078	—	10,078
Supernus Pharmaceuticals, Inc.(a)	2.472	JPMorgan Securities, Inc.	05/04/20	5		(3,974)	—	(3,974)
Suzuken Co. Ltd.(a)	2.427	JPMorgan Securities, Inc.	07/27/18 - 07/27/20	8		14,197	—	14,197
Switch, Inc. Class A(a)	1.110	JPMorgan Securities, Inc.	02/10/20 - 03/06/20	21		(9,599)	—	(9,599)
Sydbank Dkk10(a)	2.472	JPMorgan Securities, Inc.	06/12/20	1		644	—	644
Syntel, Inc.(a)	2.472	JPMorgan Securities, Inc.	04/23/20 - 05/04/20	9		20,768	—	20,768
Taisei Corp.(a)	2.423	JPMorgan Securities, Inc.	10/21/19 - 07/13/20	4		(501)	—	(501)
Tate & Lyle PLC(a)	2.447	JPMorgan Securities, Inc.	03/16/20 - 03/30/20	17		4,487	—	4,487
Tech Data Corp.(a)	2.472	JPMorgan Securities, Inc.	12/24/18	2		(5,064)	—	(5,064)
Technology Select Sector SPDR Fund(a)	1M USD LIBOR	JPMorgan Securities, Inc.	11/23/18	1,971		(28,502)	—	(28,502)
Teladoc, Inc.(a)	0.810	JPMorgan Securities, Inc.	04/23/20	5		25,418	—	25,418
Telenet Group Holding NV(a)	1.460	JPMorgan Securities, Inc.	06/26/20 - 07/10/20	3		12,115	—	12,115
Telephone & Data Systems, Inc.(a)	2.472	JPMorgan Securities, Inc.	06/05/19 - 12/09/19	10		(3,834)	—	(3,834)
Tempur Sealy International, Inc.(a)	1.125	JPMorgan Securities, Inc.	10/30/19 - 07/31/20	1		311	—	311
Tenet Healthcare Corp.(a)	2.472	JPMorgan Securities, Inc.	04/23/20	7		23,517	—	23,517
Tesla Motors, Inc.(a)	(2.090)	JPMorgan Securities, Inc.	01/08/20	1		13,981	—	13,981
Teva Pharmaceutical Industries Ltd. ADR(a)	2.482	JPMorgan Securities, Inc.	07/20/20	7		4,103	—	4,103
TFI International, Inc.(a)	2.522	JPMorgan Securities, Inc.	07/09/20	—	*	435	—	435

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

TGS Nopec Geophysical Co. Class A(a)	2.472%	JPMorgan Securities, Inc.	06/22/20	$9		$(12,185)	$—	$(12,185)
The Bank of Kyoto Ltd.(a)	2.423	JPMorgan Securities, Inc.	07/12/19 - 07/24/19	7		26,695	—	26,695
The Cooper Cos., Inc.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	—	*	(3,690)	—	(3,690)
The Hain Celestial Group, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/09/20	—	*	425	—	425
The Medicines Co.(a)	1.610	JPMorgan Securities, Inc.	05/10/19 - 05/23/19	8		9,472	—	9,472
The Middleby Corp.(a)	1.610	JPMorgan Securities, Inc.	07/16/18 - 07/27/20	3		(1,207)	—	(1,207)
The Weir Group PLC(a)	1.610	JPMorgan Securities, Inc.	07/10/20 - 07/20/20	7		3,165	—	3,165
Thomson Reuters Corp.(a)	1.610	JPMorgan Securities, Inc.	06/25/20	5		3,787	—	3,787
Thor Industries, Inc.(a)	1.610	JPMorgan Securities, Inc.	09/09/19 - 07/31/20	—	*	106	—	106
TIS, Inc.(a)	2.423	JPMorgan Securities, Inc.	01/14/20 - 03/30/20	5		3,042	—	3,042
Toho Co. Ltd.(a)	1.610	JPMorgan Securities, Inc.	04/13/20	3		3,028	—	3,028
Tokyo Electric Power Co. Holdings, Inc.(a)	2.427	JPMorgan Securities, Inc.	07/27/18 - 07/27/20	72		9,335	—	9,335
Tomtom NV(a)	2.482	JPMorgan Securities, Inc.	08/03/20	3		(140)	—	(140)
Toyoda Boshoku Cirp(a)	2.423	JPMorgan Securities, Inc.	03/30/20 - 04/13/20	7		1,954	—	1,954
Transcanada Corp.(a)	1.410	JPMorgan Securities, Inc.	06/25/20 - 07/09/20	4		(6,571)	—	(6,571)
Transcontinental, Inc. Class A(a)	2.522	JPMorgan Securities, Inc.	07/09/20	9		4,440	—	4,440
Travelport Worldwide Ltd.(a)	2.472	JPMorgan Securities, Inc.	04/23/20 - 05/29/20	8		(5,471)	—	(5,471)
TriNet Group, Inc.(a)	2.472	JPMorgan Securities, Inc.	12/09/19 - 03/27/20	2		(4,056)	—	(4,056)
Tryg A/S(a)	1.410	JPMorgan Securities, Inc.	02/03/20 - 04/24/20	14		(2,521)	—	(2,521)
TS Tech Co. Ltd.(a)	2.423	JPMorgan Securities, Inc.	01/23/20	3		3,496	—	3,496
Tullow Oil PLC(a)	2.447	JPMorgan Securities, Inc.	06/22/20	99		(13,870)	—	(13,870)
Ubisoft Entertainment SA(a)	2.472	JPMorgan Securities, Inc.	06/22/20	2		(10,477)	—	(10,477)
UniFirst Corp.(a)	2.482	JPMorgan Securities, Inc.	07/20/20	1		659	—	659
Unione di Banche Italiane SpA(a)	1.560	JPMorgan Securities, Inc.	06/26/20	44		(11,487)	—	(11,487)
United States Cellular Corp.(a)	2.472	JPMorgan Securities, Inc.	12/24/18 - 05/23/19	8		(2,094)	—	(2,094)
Universal Display Corp.(a)	1.610	JPMorgan Securities, Inc.	12/16/19	3		(7,400)	—	(7,400)
Universal Entertainment Corp.(a)	(0.340)	JPMorgan Securities, Inc.	01/14/20 - 01/23/20	3		17,855	—	17,855
Vallourec SA(a)	(4.290)	JPMorgan Securities, Inc.	06/26/20	24		(9,651)	—	(9,651)
Valmet Oyj(a)	2.472	JPMorgan Securities, Inc.	10/31/19 - 01/22/20	16		21,289	—	21,289
Valvoline, Inc.(a)	1.610	JPMorgan Securities, Inc.	11/21/19 - 12/02/19	15		(16,226)	—	(16,226)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Varonis System, Inc.(a)	2.472%	JPMorgan Securities, Inc.	06/11/20	$3		$(56,973)	$—	$(56,973)
Veeva Systems, Inc. Class A(a)	2.472	JPMorgan Securities, Inc.	03/06/20 - 03/09/20	4		(28,740)	—	(28,740)
Veoneer, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/06/20	2		(10,665)	—	(10,665)
Vermilion Energy, Inc.(a)	1.610	JPMorgan Securities, Inc.	02/10/20 - 03/06/20	10		23,076	—	23,076
ViaSat, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/26/18 - 07/27/20	5		(360)	—	(360)
Vishay Intertechnology, Inc.(a)	2.472	JPMorgan Securities, Inc.	12/16/19 - 01/08/20	12		(8,070)	—	(8,070)
Vonage Holdings Corp.(a)	2.472	JPMorgan Securities, Inc.	06/25/20 - 07/09/20	4		(2,796)	—	(2,796)
Voya Financial, Inc.(a)	2.472	JPMorgan Securities, Inc.	12/05/18 - 07/02/20	7		20,080	—	20,080
Wall-Mart Stores, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	11/23/18	710		(52,960)	—	(52,960)
Wayfair, Inc. Class A(a)	1.250	JPMorgan Securities, Inc.	11/21/19	2		16,490	—	16,490
Weatherford International PLC(a)	1.610	JPMorgan Securities, Inc.	03/04/19 - 06/17/19	87		14,157	—	14,157
WellCare Health Plans, Inc.(a)	2.472	JPMorgan Securities, Inc.	07/16/18 - 07/27/20	1		12,471	—	12,471
Wendel SA(a)	1.560	JPMorgan Securities, Inc.	04/24/20	1		(2,753)	—	(2,753)
Wesco International, Inc.(a)	2.472	JPMorgan Securities, Inc.	12/16/19 - 01/08/20	6		16,076	—	16,076
West Fraser Timber Co. Ltd.(a)	2.522	JPMorgan Securities, Inc.	06/11/20	3		(20,757)	—	(20,757)
Wix.com Ltd.(a)	2.472	JPMorgan Securities, Inc.	02/24/20 - 07/09/20	2		(24,675)	—	(24,675)
Wright Medical Group NV(a)	1.610	JPMorgan Securities, Inc.	04/23/20	12		8,489	—	8,489
WSP Global, Inc.(a)	2.527	JPMorgan Securities, Inc.	07/31/20	1		2,126	—	2,126
Wynn Macau Ltd.(a)	2.472	JPMorgan Securities, Inc.	05/04/20 - 06/12/20	16		(1,613)	—	(1,613)
Wynn Resorts Ltd.(a)	1.610	JPMorgan Securities, Inc.	07/20/20	—	*	(692)	—	(692)
Xero Ltd.(a)	2.482	JPMorgan Securities, Inc.	08/03/20	1		(1,007)	—	(1,007)
Yahoo Japan Corp.(a)	(0.090)	JPMorgan Securities, Inc.	06/15/20 - 07/13/20	62		(25,887)	—	(25,887)
Yara International ASA(a)	1.410	JPMorgan Securities, Inc.	06/26/20 - 07/10/20	5		(21,294)	—	(21,294)
Zebra Technologies Corp. Class A(a)	2.472	JPMorgan Securities, Inc.	03/16/20 - 04/23/20	2		(26,400)	—	(26,400)
Zillow Group, Inc. Class C(a)	1.610	JPMorgan Securities, Inc.	06/11/20	5		38,085	—	38,085
Zogenix, Inc.(a)	1.610	JPMorgan Securities, Inc.	07/20/20 - 07/31/20	2		8,903	—	8,903
Zscaler, Inc.(a)	0.210	JPMorgan Securities, Inc.	06/25/20 - 06/26/20	3		14,377	—	14,377
Zuora, Inc. Class A(a)	(0.090)	JPMorgan Securities, Inc.	07/09/20 - 07/10/20	4		4,818	—	4,818
Accenture PLC Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	—	*	(4,082)	—	(4,082)
Adobe Systems, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		(10,842)	—	(10,842)
Advanced Micro Devices, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		(624)	—	(624)
Aetna, Inc.(a)	1.700	MS & Co. Int. PLC	07/18/18	19		(51,770)	—	(51,770)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Akamai Technologies, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$1		$(2,703)	$—	$(2,703)
Alliance Data Systems Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	6		31,729	—	31,729
Alphabet, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		19,714	—	19,714
Alphabet, Inc. Class C(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		23,557	—	23,557
Amazon.com, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		(50,654)	—	(50,654)
Amgen(a)	1M USD LIBOR	MS & Co. Int. PLC	11/23/18	560		(51,753)	—	(51,753)
Apple, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	3		(2,123)	—	(2,123)
Atlassian Corp. PLC Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	4		19,423	—	19,423
Automatic Data Processing, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		(1,138)	—	(1,138)
BizLink Holding, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	27		(14,629)	—	(14,629)
Blackbaud, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		(13,730)	—	(13,730)
Booking Holdings, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	—	*	894	—	894
Broadcom, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	—	*	1,798	—	1,798
Cafe24 Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	—	*	(6,597)	—	(6,597)
Chroma Ate, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	58		(764)	—	(764)
Cloudera, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	5		(6,712)	—	(6,712)
Comcast Corp. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	13		9,693	—	9,693
CommScope Holding Co., Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2		5,659	—	5,659
Consumer Discretionary Select Sector SPDR ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	429		6,396	—	6,396
CoStar Group, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		(19,070)	—	(19,070)
CVS Corp.(a)	1.700%	MS & Co. Int. PLC	07/18/18	16		46,107	—	46,107
eBay, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2		(10,087)	—	(10,087)
Edenred(a)	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	1		7,545	—	7,545
Eli Lilly & Co.(a)	1M USD LIBOR	MS & Co. Int. PLC	11/23/18	570		(109,641)	—	(109,641)
EPAM Systems, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	6		(15,840)	—	(15,840)
Equifax, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	12		(12,527)	—	(12,527)
ETFMG Prime Cyber Security ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,678		99,218	—	99,218
Exlservice Holdings, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	17		(29,019)	—	(29,019)
Expedia Group, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	5		34,713	—	34,713

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Experian PLC	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$1		$5,365	$—	$5,365
	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	32		(12,452)	—	(12,452)
Exxon Mobil Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	11/23/18	564		8,650	—	8,650
Facebook, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	5		(179,257)	—	(179,257)
FleetCor Technologies, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	9		5,040	—	5,040
Flex Ltd.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	78		(60,980)	—	(60,980)
FormFactor, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	37		(32,221)	—	(32,221)
Gemalto NV(a)	(0.360)%	MS & Co. Int. PLC	07/18/18	27		(15,793)	—	(15,793)
Genpact Ltd.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	23		8,396	—	8,396
Global Payments, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	17		(80,925)	—	(80,925)
GoDaddy, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	14		(54,871)	—	(54,871)
Guidewire Software, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2		(20,348)	—	(20,348)
Harris Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	4		53,373	—	53,373
HubSpot, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	5		(49,869)	—	(49,869)
Huron Consulting Group, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	6		(259)	—	(259)
II-VI, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	9		(37,877)	—	(37,877)
Intuit, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	—	*	(4,691)	—	(4,691)
Invesco QQQ Trust Series 1(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,463		41,411	—	41,411
Irish Continental Group PLC(a)	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	14		1,559	—	1,559
iShares Core S&P Small-Capital ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,969		(10,855)	—	(10,855)
iShares Edge MSCI USA Momentum Factor ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,135		36,251	—	36,251
iShares MSCI Taiwan ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	584		(21,970)	—	(21,970)
iShares PHLX Semiconductor ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	4,941		(102,449)	—	(102,449)
iShares Russell 1000 ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	11/23/18	2,314		(64,222)	—	(64,222)
iShares Russell 2000 Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,488		33,338	—	33,338
iShares Russell Mid-Capital Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	829		10,033	—	10,033
iShares S&P NA Technology ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	3,136		86,828	—	86,828
iShares S&P NA Technology-Multimedia Networking ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,617		67,428	—	67,428
iShares S&P NA Technology-Software ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,381		118,113	—	118,113

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

iShares S&P Small-Capital 600 Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$852	$(5,248)	$—	$(5,248)
iShares S&P Small Capital 600 Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	201	450	—	450
iShares U.S. Technology ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,465	32,048	—	32,048
Just Eat PLC(a)	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	9	(6,669)	—	(6,669)
Marvell Technology Group Ltd.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	25	3,486	—	3,486
Mastercard, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	5	(27,508)	—	(27,508)
Microchip Technology, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	5	(3,890)	—	(3,890)
Micron Technology, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	7	(24,049)	—	(24,049)
Microsoft Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1	582	—	582
Motorola Solutions, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	3	(267)	—	(267)
Nex Group PLC(a)	1M USD LIBOR	MS & Co. Int. PLC	07/18/18	224	(61,075)	—	(61,075)
PayPal Holdings, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	15	(92,045)	—	(92,045)
Salesforce.com, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	7	(69,874)	—	(69,874)
ServiceNow, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	4	(52,576)	—	(52,576)
Sino-American Silicon Products, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	63	(24,075)	—	(24,075)
Sky PLC(a)	0.530%	MS & Co. Int. PLC	11/23/18	93	21,400	—	21,400
SPDR S&P 500 ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	121	(719)	—	(719)
SPDR S&P MidCap 400 ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,147	1,860	—	1,860
Spotify Technology SA(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1	(901)	—	(901)
Total System Services, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	14	33,998	—	33,998
TransUnion(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	14	(33,426)	—	(33,426)
TriNet Group, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	26	(21,310)	—	(21,310)
Trupanion, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	19	2,999	—	2,999
Vanguard Small-Capital Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,411	49,357	—	49,357
Vedanta Resources PLC(a)	1M USD LIBOR	MS & Co. Int. PLC	07/18/18	57	54,068	—	54,068
VeriSign, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	6	(18,145)	—	(18,145)
Visa, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	10	(21,953)	—	(21,953)
WEX, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	10	(47,987)	—	(47,987)
Workday, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1	(6,160)	—	(6,160)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

2U, Inc.(a)	1.915%	UBS AG (London)	12/14/18	$8	$35,218	$—	$35,218
AAC Technologies Holding, Inc.(a)	1.290	UBS AG (London)	12/14/18	42	5,606	—	5,606
Aalberts Industries NV(a)	(0.448)	UBS AG (London)	12/14/18	9	(4,010)	—	(4,010)
Acs Actividades De Construccion Y Servicios SA(a)	(0.448)	UBS AG (London)	05/02/19	17	782	—	782
Admiral Group PLC(a)	0.458	UBS AG (London)	12/14/18	22	(25,034)	—	(25,034)
Advanced Micro Devices(a)	2.081	UBS AG (London)	12/14/18	35	(21,310)	—	(21,310)
Aegon NV(a)	(0.448)	UBS AG (London)	12/14/18	96	20,464	—	20,464
Aena Sme SA(a)	(0.448)	UBS AG (London)	05/02/19	3	(2,594)	—	(2,594)
Aeon Mall Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	39	(12,392)	—	(12,392)
Agco Corp.(a)	2.081	UBS AG (London)	12/14/18	10	20,510	—	20,510
Agilent Technologies, Inc.(a)	2.081	UBS AG (London)	12/14/18	10	4,154	—	4,154
Air France - KLM(a)	(0.448)	UBS AG (London)	12/14/18	56	(24,497)	—	(24,497)
Air Lease Corp.(a)	1.915	UBS AG (London)	12/14/18	15	(2,097)	—	(2,097)
Airbus SE(a)	(0.448)	UBS AG (London)	12/14/18	7	22,096	—	22,096
Allergan PLC(a)	1.915	UBS AG (London)	12/14/18	3	(14,743)	—	(14,743)
Allison Transmission Holdings, Inc.(a)	2.081	UBS AG (London)	12/14/18	16	78,879	—	78,879
Amada Holdings Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	7	(186)	—	(186)
Amern Eagle Outfitters, Inc.(a)	2.081	UBS AG (London)	12/14/18	34	15,032	—	15,032
Ametek, Inc.(a)	2.081	UBS AG (London)	12/14/18	10	9,384	—	9,384
Amorepacific Corp.(a)	2.081	UBS AG (London)	12/14/18	2	(6,816)	—	(6,816)
Analog Devices(a)	1.915	UBS AG (London)	12/14/18	8	6,507	—	6,507
Andritz AG(a)	(0.448)	UBS AG (London)	12/14/18	14	3,276	—	3,276
Anhui Conch Cement Co. Ltd.(a)	1.290	UBS AG (London)	12/14/18	130	18,584	—	18,584
Ap Moeller – Maersk A/S(a)	(0.395)	UBS AG (London)	12/14/18	1	(27,641)	—	(27,641)
Aperam SA(a)	(0.448)	UBS AG (London)	12/14/18	10	6,014	—	6,014
Applied Materials, Inc.(a)	2.081	UBS AG (London)	12/14/18	4	1,412	—	1,412
Arris International PLC(a)	2.081	UBS AG (London)	12/14/18	26	1,776	—	1,776
Ashtead Group PLC(a)	0.458	UBS AG (London)	12/14/18	23	(8,211)	—	(8,211)
Assa Abloy AB(a)	(0.520)	UBS AG (London)	12/14/18	24	(433)	—	(433)
Associated British Foods PLC(a)	0.458	UBS AG (London)	12/14/18	5	1,083	—	1,083
Astellas Pharma, Inc.(a)	(0.068)	UBS AG (London)	12/14/18	28	(3,830)	—	(3,830)
Astrazeneca PLC(a)	0.458	UBS AG (London)	12/14/18	11	(19,485)	—	(19,485)
Atlantia SpA(a)	(0.448)	UBS AG (London)	12/14/18	16	8,142	—	8,142

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Atlas Copco AB(a)	(0.520)%	UBS AG (London)	12/14/18	$23	$1,680	$—	$1,680
Autodesk, Inc.(a)	1.915	UBS AG (London)	12/14/18	3	9,113	—	9,113
Avis Budget Group, Inc.(a)	2.081	UBS AG (London)	12/14/18	8	12,614	—	12,614
Axfood AB(a)	(0.520)	UBS AG (London)	12/14/18	47	6,134	—	6,134
Axon Enterprise, Inc.(a)	1.915	UBS AG (London)	12/14/18	2	1,438	—	1,438
Babcock International Group(a)	0.458	UBS AG (London)	12/14/18	65	(8,734)	—	(8,734)
Ball Corp.(a)	1.915	UBS AG (London)	12/14/18	17	(3,443)	—	(3,443)
Barry Callebaut AG(a)	(0.788)	UBS AG (London)	12/14/18	—	(13,839)	—	(13,839)
Bayerische Motoren Werke AG(a)	(0.448)	UBS AG (London)	12/14/18	7	(173)	—	(173)
Beacon Roofing Supply, Inc.(a)	1.915	UBS AG (London)	12/14/18	13	(887)	—	(887)
Becton Dickinson & Co.(a)	1.915	UBS AG (London)	12/14/18	3	(3,158)	—	(3,158)
Beiersdorf AG(a)	(0.448)	UBS AG (London)	12/14/18	6	4,403	—	4,403
Berkeley Group Holdings PLC(a)	0.458	UBS AG (London)	12/14/18	13	1,433	—	1,433
Block H&R, Inc.(a)	2.081	UBS AG (London)	12/14/18	25	13,461	—	13,461
Bluescope Steel Ltd.(a)	1.875	UBS AG (London)	12/14/18	55	(11,512)	—	(11,512)
Boliden AB(a)	(0.520)	UBS AG (London)	12/14/18	19	6,244	—	6,244
Brilliance China Automotive(a)	1.290	UBS AG (London)	12/14/18	446	25,283	—	25,283
British Amer Tobacco PLC(a)	0.458	UBS AG (London)	12/14/18	12	(21,623)	—	(21,623)
Brother Industries Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	34	6,874	—	6,874
Brunswick Corp.(a)	2.081	UBS AG (London)	12/14/18	11	21,656	—	21,656
Bucher Industries AG(a)	(0.788)	UBS AG (London)	12/14/18	2	(2,528)	—	(2,528)
Burberry Group PLC(a)	0.458	UBS AG (London)	12/14/18	28	9,777	—	9,777
Burlington Stores, Inc.(a)	2.081	UBS AG (London)	12/14/18	4	11,359	—	11,359
BWX Technologies, Inc.(a)	1.915	UBS AG (London)	12/14/18	7	(2,017)	—	(2,017)
Byd Co. Ltd.(a)	1.290	UBS AG (London)	12/14/18	112	7,969	—	7,969
Cadence Design Systems, Inc.(a)	2.081	UBS AG (London)	12/14/18	11	(12,959)	—	(12,959)
Caesars Entertainment Corp.(a)	1.915	UBS AG (London)	12/14/18	36	(1,771)	—	(1,771)
Campbell Soup Co.(a)	1.915	UBS AG (London)	12/14/18	15	(4,753)	—	(4,753)
Carlsberg A/S(a)	(0.395)	UBS AG (London)	12/14/18	5	(11,775)	—	(11,775)
Carrefour SA(a)	(0.448)	UBS AG (London)	12/14/18	42	(11,327)	—	(11,327)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Casino Guichard-Perrachon SA(a)	(0.448)%	UBS AG (London)	12/14/18	$12	$(16,567)	$—	$(16,567)
Catcher Technology Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	55	790	—	790
Caterpillar, Inc.(a)	1.915	UBS AG (London)	12/14/18	4	(7,652)	—	(7,652)
Cathay General Bancorp(a)	2.081	UBS AG (London)	12/14/18	15	(4,153)	—	(4,153)
CBS Corp.(a)	2.081	UBS AG (London)	12/14/18	4	(4,723)	—	(4,723)
Celanese Corp.(a)	2.081	UBS AG (London)	12/14/18	6	16,622	—	16,622
Cellnex Telecom SA(a)	(0.448)	UBS AG (London)	05/02/19	26	22,696	—	22,696
Celltrion, Inc.(a)	2.081	UBS AG (London)	12/14/18	1	(13,412)	—	(13,412)
CF Industries Holding, Inc.(a)	1.915	UBS AG (London)	12/14/18	18	1,481	—	1,481
Chailease Holding Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	194	7,302	—	7,302
Cheng Shin Rubber Industry(a)	2.081	UBS AG (London)	12/14/18	448	(32,263)	—	(32,263)
China Life Insurance (Chn)(a)	1.290	UBS AG (London)	12/14/18	98	(127)	—	(127)
China Life Insurance (Twn)(a)	2.081	UBS AG (London)	12/14/18	168	888	—	888
China Merchants Holdings (International)(a)	1.290	UBS AG (London)	12/14/18	294	(26,008)	—	(26,008)
China Petroleum & Chem Corp.(a)	1.290	UBS AG (London)	12/14/18	712	5,059	—	5,059
Cigna Corp.(a)	2.081	UBS AG (London)	12/14/18	4	7,911	—	7,911
Cimic Group Ltd.(a)	1.875	UBS AG (London)	12/14/18	21	(1,546)	—	(1,546)
CJ Corp.(a)	2.081	UBS AG (London)	12/14/18	4	6,640	—	6,640
Cobham PLC(a)	0.458	UBS AG (London)	12/14/18	300	(7,647)	—	(7,647)
Coca-Cola Co.(a)	1.915	UBS AG (London)	12/14/18	16	(13,042)	—	(13,042)
Coca-Cola HBC AG(a)	0.458	UBS AG (London)	12/14/18	4	1,072	—	1,072
Cochlear Ltd.(a)	1.875	UBS AG (London)	12/14/18	5	(12,995)	—	(12,995)
Cognex Corp.(a)	1.915	UBS AG (London)	12/14/18	14	(99,363)	—	(99,363)
Coloplast A/S(a)	(0.395)	UBS AG (London)	12/14/18	6	(15,665)	—	(15,665)
Computershare Ltd.(a)	1.875	UBS AG (London)	12/14/18	45	(3,313)	—	(3,313)
Conocophillips(a)	2.081	UBS AG (London)	12/14/18	7	6,708	—	6,708
Continental AG(a)	(0.448)	UBS AG (London)	12/14/18	3	869	—	869
Costar Group, Inc.(a)	1.915	UBS AG (London)	12/14/18	2	9,490	—	9,490
Coty, Inc.(a)	1.915	UBS AG (London)	12/14/18	12	8	—	8
Crane Co.(a)	2.081	UBS AG (London)	12/14/18	7	11,569	—	11,569
Cree, Inc.(a)	1.915	UBS AG (London)	12/14/18	17	3,718	—	3,718
CSPC Pharmaceutical Group(a)	1.290	UBS AG (London)	12/14/18	238	(26,128)	—	(26,128)
CTS Eventim AG & Co. KGaA(a)	(0.448)	UBS AG (London)	12/14/18	11	(2,021)	—	(2,021)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Curtiss-Wright Corp.(a)	2.081%	UBS AG (London)	12/14/18	$4		$14,037	$—	$14,037
Daifuku Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	15		24,946	—	24,946
Daikin Industries Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	5		(14,191)	—	(14,191)
Daimler AG(a)	(0.448)	UBS AG (London)	12/14/18	10		(367)	—	(367)
Dassault Aviation SA(a)	(0.448)	UBS AG (London)	12/14/18	—	*	(15,562)	—	(15,562)
DE Sammensluttede Vognmaend(a)	(0.395)	UBS AG (London)	12/14/18	9		5,049	—	5,049
Deere & Co.(a)	1.915	UBS AG (London)	12/14/18	4		(19,591)	—	(19,591)
Dexcom, Inc.(a)	1.915	UBS AG (London)	12/14/18	8		1,692	—	1,692
Dollar Tree, Inc.(a)	1.915	UBS AG (London)	12/14/18	8		(25,979)	—	(25,979)
Domino’s Pizza Enterprises Ltd.(a)	1.875	UBS AG (London)	12/14/18	18		(3,631)	—	(3,631)
Doosan Bobcat, Inc.(a)	2.081	UBS AG (London)	12/14/18	21		24,485	—	24,485
Dufry AG(a)	(0.788)	UBS AG (London)	12/14/18	5		7,138	—	7,138
Dunkin’ Brands Group, Inc.(a)	1.915	UBS AG (London)	12/14/18	10		(450)	—	(450)
Dycom Industries, Inc.(a)	1.915	UBS AG (London)	12/14/18	6		4,778	—	4,778
E-Mart, Inc.(a)	2.081	UBS AG (London)	12/14/18	3		326	—	326
E.On SE(a)	(0.448)	UBS AG (London)	12/14/18	59		8,376	—	8,376
Eclat Textile Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	54		(22,477)	—	(22,477)
Edenred SA(a)	(0.448)	UBS AG (London)	12/14/18	21		8,686	—	8,686
EDP Energias De Portugal SA(a)	(0.448)	UBS AG (London)	05/02/19	170		(1,821)	—	(1,821)
Electrocomponents PLC(a)	0.458	UBS AG (London)	12/14/18	79		5,223	—	5,223
Electrolux AB(a)	(0.520)	UBS AG (London)	12/14/18	29		(7,003)	—	(7,003)
Elekta AB(a)	(0.520)	UBS AG (London)	12/14/18	19		(8,029)	—	(8,029)
Elis(a)	(0.448)	UBS AG (London)	12/14/18	17		(343)	—	(343)
Ellie Mae, Inc.(a)	1.915	UBS AG (London)	12/14/18	6		34,178	—	34,178
Enagas SA(a)	(0.448)	UBS AG (London)	05/02/19	23		21,946	—	21,946
Equifax, Inc.(a)	1.915	UBS AG (London)	12/14/18	5		(12,902)	—	(12,902)
Expeditors International Wash, Inc.(a)	2.081	UBS AG (London)	12/14/18	7		5,818	—	5,818
Experian PLC(a)	0.458	UBS AG (London)	12/14/18	23		421	—	421
Familymart Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	7		4,405	—	4,405
Faurecia SA(a)	(0.448)	UBS AG (London)	12/14/18	9		(6,907)	—	(6,907)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Fiat Chrysler Automobiles NV(a)	(0.448)%	UBS AG (London)	12/14/18	$8		$1,901	$—	$1,901
Fielmann AG(a)	(0.448)	UBS AG (London)	12/14/18	10		5,558	—	5,558
First Financial Bankshares, Inc.(a)	1.915	UBS AG (London)	12/14/18	8		(3,440)	—	(3,440)
First Solar, Inc.(a)	1.915	UBS AG (London)	12/14/18	5		(3,273)	—	(3,273)
Fleetcor Technologies, Inc.(a)	1.915	UBS AG (London)	12/14/18	1		2,226	—	2,226
Flowers Foods, Inc.(a)	2.081	UBS AG (London)	12/14/18	24		5,314	—	5,314
Flowserve Corp.(a)	1.915	UBS AG (London)	12/14/18	16		(19,565)	—	(19,565)
Fortescue Metal Group(a)	1.875	UBS AG (London)	12/14/18	202		(5,145)	—	(5,145)
Fortinet, Inc.(a)	2.081	UBS AG (London)	12/14/18	11		(31,742)	—	(31,742)
Fresenius Se & Co. KGaA(a)	(0.448)	UBS AG (London)	12/14/18	8		(29,187)	—	(29,187)
Fuji Electric Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	84		22,238	—	22,238
Fujitsu Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	103		3,230	—	3,230
G4S PLC(a)	0.458	UBS AG (London)	12/14/18	199		(16,473)	—	(16,473)
Galapagos NV(a)	(0.448)	UBS AG (London)	12/14/18	8		3,686	—	3,686
Gartner, Inc.(a)	1.915	UBS AG (London)	12/14/18	5		4,806	—	4,806
Gea Group AG(a)	(0.448)	UBS AG (London)	12/14/18	20		(40,124)	—	(40,124)
Geely Automobile Holdings Ltd.(a)	1.290	UBS AG (London)	12/14/18	249		(9,316)	—	(9,316)
Generac Holdings, Inc.(a)	2.081	UBS AG (London)	12/14/18	13		12,490	—	12,490
Genmab A/S(a)	(0.395)	UBS AG (London)	12/14/18	3		(15,679)	—	(15,679)
Genpact Ltd.(a)	1.915	UBS AG (London)	12/14/18	5		939	—	939
Genting Singapore Ltd.(a)	1.508	UBS AG (London)	12/14/18	763		11,287	—	11,287
Georg Fischer AG(a)	(0.788)	UBS AG (London)	12/14/18	—	*	(1,245)	—	(1,245)
Globalwafers Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	38		(19,412)	—	(19,412)
GN Store Nord A/S(a)	(0.395)	UBS AG (London)	12/14/18	23		(15,786)	—	(15,786)
Goodyear Tire & Rubber Co.(a)	1.915	UBS AG (London)	12/14/18	20		(23,888)	—	(23,888)
Graco, Inc.(a)	2.081	UBS AG (London)	12/14/18	14		4,548	—	4,548
Grainger (W.W.), Inc.(a)	2.081	UBS AG (London)	12/14/18	1		7,244	—	7,244
Graphic Packaging Holding Co.(a)	2.081	UBS AG (London)	12/14/18	41		10,897	—	10,897
Grifols SA(a)	(0.448)	UBS AG (London)	05/02/19	12		(12,579)	—	(12,579)
Groupe Eurotunnel SE(a)	(0.448)	UBS AG (London)	12/14/18	57		4,480	—	4,480
Guidewire Software, Inc.(a)	1.915	UBS AG (London)	12/14/18	7		26,324	—	26,324
H Lundbeck A/S(a)	(0.395)	UBS AG (London)	12/14/18	11		(5,889)	—	(5,889)
Haier Electronics GP Co. Ltd.(a)	1.290	UBS AG (London)	12/14/18	213		(27,491)	—	(27,491)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Halliburton Co.(a)	2.081%	UBS AG (London)	12/14/18	$5	$3,192	$—	$3,192
Hana Financial Holdings(a)	2.081	UBS AG (London)	12/14/18	9	(4,822)	—	(4,822)
Hankook Tire Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	17	(4,893)	—	(4,893)
Hanmi Pharm Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	2	1,891	—	1,891
Hanssem Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	6	(24,177)	—	(24,177)
Hanwha Corp.(a)	2.081	UBS AG (London)	12/14/18	17	(1,581)	—	(1,581)
Hasbro, Inc.(a)	1.915	UBS AG (London)	12/14/18	7	7,894	—	7,894
HD Supply Holdings, Inc.(a)	2.081	UBS AG (London)	12/14/18	9	4,117	—	4,117
Healthcare Services Group, Inc.(a)	1.915	UBS AG (London)	12/14/18	9	(1,624)	—	(1,624)
Heidelbergcement AG(a)	(0.448)	UBS AG (London)	12/14/18	2	155	—	155
Hengan International Group(a)	1.290	UBS AG (London)	12/14/18	21	(1,383)	—	(1,383)
Hennes & Mauritz AB(a)	(0.520)	UBS AG (London)	12/14/18	17	2,295	—	2,295
Hexagon AB(a)	(0.520)	UBS AG (London)	12/14/18	10	(34,312)	—	(34,312)
Hitachi Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	90	(29,649)	—	(29,649)
Hiwin Technologies Corp.(a)	2.081	UBS AG (London)	12/14/18	59	(8,252)	—	(8,252)
HLB Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	8	(29,068)	—	(29,068)
Hochtief AG(a)	(0.448)	UBS AG (London)	12/14/18	4	15,581	—	15,581
HollyFrontier Corp.(a)	2.081	UBS AG (London)	12/14/18	10	5,182	—	5,182
Hon Hai Precision Industries Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	237	(19,367)	—	(19,367)
Hoshizaki Corp.(a)	(0.068)	UBS AG (London)	12/14/18	7	(7,172)	—	(7,172)
Howden Joinery Group PLC(a)	0.458	UBS AG (London)	12/14/18	90	(3,566)	—	(3,566)
HP, Inc.(a)	2.081	UBS AG (London)	12/14/18	25	(1,458)	—	(1,458)
Huhtamaki Oyj(a)	(0.448)	UBS AG (London)	12/14/18	14	(7,245)	—	(7,245)
Husqvarna AB(a)	(0.520)	UBS AG (London)	12/14/18	84	(10,422)	—	(10,422)
Hyundai Engineering & Construction Co.(a)	2.081	UBS AG (London)	12/14/18	14	29,426	—	29,426
ICA Gruppen AB(a)	(0.520)	UBS AG (London)	12/14/18	21	(5,066)	—	(5,066)
IDEXX Laboratories, Inc.(a)	2.081	UBS AG (London)	12/14/18	3	10,932	—	10,932
IHI Corp.(a)	(0.068)	UBS AG (London)	12/14/18	13	(9,040)	—	(9,040)
Iliad(a)	(0.448)	UBS AG (London)	12/14/18	4	52,972	—	52,972
Imperial Brands PLC(a)	0.458	UBS AG (London)	12/14/18	17	19,156	—	19,156
Inchcape PLC(a)	0.458	UBS AG (London)	12/14/18	64	(17,241)	—	(17,241)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Incitec Pivot Ltd.(a)	1.875%	UBS AG (London)	12/14/18	$239	$(10,363)	$—	$(10,363)
IND De Diseno Textile SA(a)	(0.448)	UBS AG (London)	05/02/19	18	(6,125)	—	(6,125)
Ingenico Group(a)	(0.448)	UBS AG (London)	12/14/18	8	6,441	—	6,441
Innolux Corp.(a)	2.081	UBS AG (London)	12/14/18	1,719	(98,338)	—	(98,338)
Insperity, Inc.(a)	2.081	UBS AG (London)	12/14/18	7	(37,345)	—	(37,345)
Integra Lifesciences Holdings(a)	1.915	UBS AG (London)	12/14/18	11	(10,243)	—	(10,243)
Intercontinental Hotels Group(a)	0.458	UBS AG (London)	12/14/18	1	111	—	111
Intertek Group PLC(a)	0.458	UBS AG (London)	12/14/18	9	(11,952)	—	(11,952)
Intrum Justitia AB(a)	(0.520)	UBS AG (London)	12/14/18	10	(5,427)	—	(5,427)
Ipsen SA(a)	(0.448)	UBS AG (London)	12/14/18	4	3,019	—	3,019
Iss A/S(a)	(0.395)	UBS AG (London)	12/14/18	19	(8,195)	—	(8,195)
ITT, Inc.(a)	2.081	UBS AG (London)	12/14/18	13	15,140	—	15,140
Jabil, Inc.(a)	2.081	UBS AG (London)	12/14/18	23	2,724	—	2,724
Jacobs Engineering Group, Inc.(a)	2.081	UBS AG (London)	12/14/18	4	1,309	—	1,309
James Hardie Industries PLC(a)	1.875	UBS AG (London)	12/14/18	21	5,454	—	5,454
Jardine Cycle & Carriage Ltd.(a)	1.508	UBS AG (London)	12/14/18	21	9,158	—	9,158
JD Sports Fashion PLC(a)	0.458	UBS AG (London)	12/14/18	164	7,970	—	7,970
Jetblue Airways Corp.(a)	2.081	UBS AG (London)	12/14/18	7	(362)	—	(362)
Johnson & Johnson(a)	2.081	UBS AG (London)	12/14/18	4	3,994	—	3,994
Johnson Controls International PLC(a)	1.915	UBS AG (London)	12/14/18	18	(31,192)	—	(31,192)
Kakao Corp.(a)	2.081	UBS AG (London)	12/14/18	7	41,984	—	41,984
Kangwon Land, Inc.(a)	2.081	UBS AG (London)	12/14/18	28	11,139	—	11,139
Kansai Paint Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	32	367	—	367
Keihan Holdings Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	21	9,306	—	9,306
Keikyu Corp.(a)	(0.068)	UBS AG (London)	12/14/18	39	(13,308)	—	(13,308)
Kennametal, Inc.(a)	2.081	UBS AG (London)	12/14/18	13	18,408	—	18,408
Kering(a)	(0.448)	UBS AG (London)	12/14/18	1	(4,043)	—	(4,043)
Kewpie Corp.(a)	(0.068)	UBS AG (London)	12/14/18	25	5,262	—	5,262
KIA Motors Corp.(a)	2.081	UBS AG (London)	12/14/18	22	(5,953)	—	(5,953)
Kingboard Chemical Holdings Ltd.(a)	1.290	UBS AG (London)	12/14/18	50	4,543	—	4,543
Kingsoft Co. Ltd.(a)	1.290	UBS AG (London)	12/14/18	236	52,900	—	52,900
Kintetsu Group Holdings Co.(a)	(0.068)	UBS AG (London)	12/14/18	8	1,559	—	1,559
Klepierre SA(a)	(0.448)	UBS AG (London)	12/14/18	15	13,278	—	13,278

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Knight-Swift Trptn Holdings, Inc.(a)	1.915%	UBS AG (London)	12/14/18	$4		$(1,618)	$—	$(1,618)
Koito Manufacturing Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	10		42,865	—	42,865
Konami Holdings Corp.(a)	(0.068)	UBS AG (London)	12/14/18	13		6,671	—	6,671
Koninklijke Boskalis Westminster NV(a)	(0.448)	UBS AG (London)	12/14/18	26		(7,416)	—	(7,416)
Koninklijke Philips NV(a)	(0.448)	UBS AG (London)	12/14/18	19		(10,663)	—	(10,663)
Korea Aerospace Industries Ltd.(a)	2.081	UBS AG (London)	12/14/18	19		(20,685)	—	(20,685)
Korea Zinc Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	1		(10,402)	—	(10,402)
Korn/Ferry International Co.(a)	2.081	UBS AG (London)	12/14/18	11		(4,710)	—	(4,710)
Kraft Heinz Co.(a)	1.915	UBS AG (London)	12/14/18	10		136	—	136
Kumho Petrochemical Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	3		12,079	—	12,079
Kunlun Energy Co. Ltd.(a)	1.290	UBS AG (London)	12/14/18	852		7,949	—	7,949
Lafargeholcim Ltd.(a)	(0.788)	UBS AG (London)	12/14/18	14		(10,533)	—	(10,533)
Landstar System, Inc.(a)	2.081	UBS AG (London)	12/14/18	7		20,696	—	20,696
Largan Precision Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	3		(11,389)	—	(11,389)
Lauder (Estee) Cos., Inc. Class A(a)	2.081	UBS AG (London)	12/14/18	5		(9,671)	—	(9,671)
Leidos Holdings, Inc.(a)	1.915	UBS AG (London)	12/14/18	10		(2,844)	—	(2,844)
LendingTree, Inc.(a)	1.915	UBS AG (London)	12/14/18	—	*	(84)	—	(84)
Lenovo Group Ltd.(a)	1.290	UBS AG (London)	12/14/18	680		(20,184)	—	(20,184)
Leonardo SpA(a)	(0.448)	UBS AG (London)	12/14/18	67		(84,141)	—	(84,141)
Lg Innotek Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	5		(9,552)	—	(9,552)
LG Uplus Corp.(a)	2.081	UBS AG (London)	12/14/18	64		(1,451)	—	(1,451)
Li & Fung Ltd.(a)	1.290	UBS AG (London)	12/14/18	566		7,304	—	7,304
LKQ Corp.(a)	1.915	UBS AG (London)	12/14/18	19		8,173	—	8,173
Logitech International SA(a)	(0.788)	UBS AG (London)	12/14/18	15		(40,028)	—	(40,028)
Lululemon Athletica, Inc.(a)	2.081	UBS AG (London)	12/14/18	4		(218)	—	(218)
Lyondellbasell Industries Co.(a)	2.081	UBS AG (London)	12/14/18	6		7,353	—	7,353
M/Acom Technology Solutions(a)	1.915	UBS AG (London)	12/14/18	16		16,627	—	16,627
Macronix International Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	393		(18,639)	—	(18,639)
Marathon Oil Corp.(a)	2.081	UBS AG (London)	12/14/18	37		10,746	—	10,746
Martin Marietta Materials(a)	1.915	UBS AG (London)	12/14/18	3		19,885	—	19,885

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Masimo Corp.(a)	2.081%	UBS AG (London)	12/14/18	$4		$5,336	$—	$5,336
Mattel, Inc.(a)	1.915	UBS AG (London)	12/14/18	21		(5,986)	—	(5,986)
Mcdonald’S Holdings Co. Japan Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	14		(17,002)	—	(17,002)
Mediaset Espana Comunicacion SA(a)	(0.448)	UBS AG (London)	05/02/19	77		(2,176)	—	(2,176)
Medicines Co.(a)	1.915	UBS AG (London)	12/14/18	16		(7,279)	—	(7,279)
Meiji Holdings Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	8		(15,507)	—	(15,507)
Melco International Development Ltd.(a)	1.290	UBS AG (London)	12/14/18	270		(21,899)	—	(21,899)
Mellanox Technologies Ltd.(a)	2.081	UBS AG (London)	12/14/18	7		(16,441)	—	(16,441)
Melrose Industries PLC(a)	0.458	UBS AG (London)	12/14/18	234		(2,612)	—	(2,612)
Merlin Entertainments PLC(a)	0.458	UBS AG (London)	12/14/18	152		15,625	—	15,625
Mettler-Toledo International, Inc.(a)	2.081	UBS AG (London)	12/14/18	—	*	440	—	440
MGM Resorts International(a)	1.915	UBS AG (London)	12/14/18	20		(13,107)	—	(13,107)
Michael Kors Holdings Ltd.(a)	2.081	UBS AG (London)	12/14/18	6		99	—	99
Micro Focus International PLC ADR(a)	0.458	UBS AG (London)	12/14/18	40		28,046	—	28,046
Micro-Star International Co.(a)	2.081	UBS AG (London)	12/14/18	194		(19,820)	—	(19,820)
Micron Technology, Inc.(a)	2.081	UBS AG (London)	12/14/18	13		(15,799)	—	(15,799)
Middleby Corp.(a)	1.915	UBS AG (London)	12/14/18	3		(2,166)	—	(2,166)
Minebea Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	31		830	—	830
Minth Group Ltd.(a)	1.290	UBS AG (London)	12/14/18	132		(13,220)	—	(13,220)
Misumi Group, Inc.(a)	(0.068)	UBS AG (London)	12/14/18	22		(37,511)	—	(37,511)
Mitsubishi Motors Corp.(a)	(0.068)	UBS AG (London)	12/14/18	83		9,774	—	9,774
Monolithic Power Systems, Inc.(a)	1.915	UBS AG (London)	12/14/18	5		(2,177)	—	(2,177)
MTR Corp. Ltd.(a)	1.290	UBS AG (London)	12/14/18	91		(24,337)	—	(24,337)
Nagoya Railroad Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	26		8,362	—	8,362
NCR Corp.(a)	2.081	UBS AG (London)	12/14/18	20		(5,699)	—	(5,699)
New Relic, Inc.(a)	2.081	UBS AG (London)	12/14/18	7		(52,530)	—	(52,530)
New York Times Co. Class A(a)	1.915	UBS AG (London)	12/14/18	27		(22,620)	—	(22,620)
Newcrest Mining Ltd.(a)	1.875	UBS AG (London)	12/14/18	31		(9,775)	—	(9,775)
Next PLC(a)	0.458	UBS AG (London)	12/14/18	8		19,027	—	19,027
Nike, Inc.(a)	2.081	UBS AG (London)	12/14/18	4		61	—	61
Nippon Paint Holdings Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	15		(5,176)	—	(5,176)
Nitto Denko Corp.(a)	(0.068)	UBS AG (London)	12/14/18	9		(9,225)	—	(9,225)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Noble Energy, Inc.(a)	1.915%	UBS AG (London)	12/14/18	$4		$(3,359)	$—	$(3,359)
Norsk Hydro ASA(a)	0.750	UBS AG (London)	12/14/18	113		4,412	—	4,412
Novo Nordisk A/S(a)	(0.395)	UBS AG (London)	12/14/18	14		15,000	—	15,000
Nvr, Inc.(a)	2.081	UBS AG (London)	12/14/18	—	*	(6,838)	—	(6,838)
Obayashi Corp.(a)	(0.068)	UBS AG (London)	12/14/18	62		(13,660)	—	(13,660)
Omron Corp.(a)	(0.068)	UBS AG (London)	12/14/18	14		(14,244)	—	(14,244)
OMV AG(a)	(0.448)	UBS AG (London)	12/14/18	7		6,292	—	6,292
On Semiconductor Corp.(a)	1.915	UBS AG (London)	12/14/18	15		16,642	—	16,642
Oracle Corp.(a)	(0.068)	UBS AG (London)	12/14/18	3		(7,973)	—	(7,973)
Orkla ASA(a)	0.750	UBS AG (London)	12/14/18	72		1,861	—	1,861
Orpea(a)	(0.448)	UBS AG (London)	12/14/18	6		6,677	—	6,677
Osram Licht AG(a)	(0.448)	UBS AG (London)	12/14/18	17		(19,258)	—	(19,258)
Paccar, Inc.(a)	2.081	UBS AG (London)	12/14/18	9		(3,357)	—	(3,357)
Pandora A/S(a)	(0.395)	UBS AG (London)	12/14/18	9		(3,223)	—	(3,223)
Paycom Software, Inc.(a)	1.915	UBS AG (London)	12/14/18	7		11,687	—	11,687
Paypal Holdings, Inc.(a)	1.915	UBS AG (London)	12/14/18	2		8,092	—	8,092
PBF Energy, Inc.(a)	2.081	UBS AG (London)	12/14/18	17		16,344	—	16,344
PDC Energy, Inc.(a)	1.915	UBS AG (London)	12/14/18	3		(3,148)	—	(3,148)
Pegatron Corp.(a)	2.081	UBS AG (London)	12/14/18	291		(26,831)	—	(26,831)
Penumbra, Inc.(a)	1.915	UBS AG (London)	12/14/18	5		(5,637)	—	(5,637)
Petrochina Co. Ltd.(a)	1.290	UBS AG (London)	12/14/18	952		19,851	—	19,851
Peugeot SA(a)	(0.448)	UBS AG (London)	12/14/18	29		22,285	—	22,285
Plastic Omnium SA(a)	(0.448)	UBS AG (London)	12/14/18	17		(3,954)	—	(3,954)
Porsche Automobil Holding SE(a)	(0.448)	UBS AG (London)	12/14/18	10		(3,568)	—	(3,568)
Posco(a)	2.081	UBS AG (London)	12/14/18	2		3,927	—	3,927
Pou Chen Corp.(a)	2.081	UBS AG (London)	12/14/18	483		7,237	—	7,237
Proofpoint, Inc.(a)	1.915	UBS AG (London)	12/14/18	1		2,662	—	2,662
Qantas Airways Ltd.(a)	1.875	UBS AG (London)	12/14/18	112		(3,134)	—	(3,134)
Quanta Computer, Inc.(a)	2.081	UBS AG (London)	12/14/18	399		(8,299)	—	(8,299)
Ramsay Health Care Ltd.(a)	1.875	UBS AG (London)	12/14/18	7		2,556	—	2,556
Regal Beloit Corp.(a)	2.081	UBS AG (London)	12/14/18	9		9,484	—	9,484

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Renault SA(a)	(0.448)%	UBS AG (London)	12/14/18	$7	$(7,998)	$—	$(7,998)
Renesas Electronics Corp.(a)	(0.068)	UBS AG (London)	12/14/18	69	(6,176)	—	(6,176)
Renishaw PLC(a)	0.458	UBS AG (London)	12/14/18	11	(24,993)	—	(24,993)
Rentokil Initial PLC(a)	0.458	UBS AG (London)	12/14/18	172	9,710	—	9,710
Rheinmetall AG(a)	(0.448)	UBS AG (London)	12/14/18	6	1,768	—	1,768
Robert Half International, Inc.(a)	2.081	UBS AG (London)	12/14/18	12	3,899	—	3,899
Rolls-Royce Holdings PLC(a)	0.458	UBS AG (London)	12/14/18	49	1,176	—	1,176
Royal Mail Holdings(a)	0.458	UBS AG (London)	12/14/18	102	22,412	—	22,412
RWE AG(a)	(0.448)	UBS AG (London)	12/14/18	29	(870)	—	(870)
S-Oil Corp.(a)	2.081	UBS AG (London)	12/14/18	7	(30,995)	—	(30,995)
Sage Group PLC(a)	0.458	UBS AG (London)	12/14/18	73	22,174	—	22,174
Salmar ASA(a)	0.750	UBS AG (London)	12/14/18	24	82,905	—	82,905
Samsung Biologics Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	2	3,413	—	3,413
Samsung Electronics Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	16	(10,385)	—	(10,385)
Samsung Engineering Co. Ltd.(a)	2.081	UBS AG (London)	12/14/18	27	(20,878)	—	(20,878)
Sandvik AB(a)	(0.520)	UBS AG (London)	12/14/18	34	7,909	—	7,909
Sanofi(a)	(0.448)	UBS AG (London)	12/14/18	5	90	—	90
Sap SE(a)	(0.448)	UBS AG (London)	12/14/18	9	31,170	—	31,170
Sartorius AG(a)	(0.448)	UBS AG (London)	12/14/18	4	26,917	—	26,917
Schlumberger Ltd.(a)	1.915	UBS AG (London)	12/14/18	5	(7,468)	—	(7,468)
Schneider Electric SE(a)	(0.448)	UBS AG (London)	12/14/18	9	(2,455)	—	(2,455)
Scientific Games Corp.(a)	1.915	UBS AG (London)	12/14/18	9	(3,540)	—	(3,540)
Scotts Miracle-Gro Co.(a)	1.915	UBS AG (London)	12/14/18	8	(6,365)	—	(6,365)
Seagate Technology PLC(a)	2.081	UBS AG (London)	12/14/18	13	(18,463)	—	(18,463)
Seb SA(a)	(0.448)	UBS AG (London)	12/14/18	4	(3,812)	—	(3,812)
Securitas AB(a)	(0.520)	UBS AG (London)	12/14/18	38	(18,688)	—	(18,688)
Seibu Holdings, Inc.(a)	(0.068)	UBS AG (London)	12/14/18	39	4,375	—	4,375
Sekisui Chemical Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	39	(4,947)	—	(4,947)
Sembcorp Industries Ltd.(a)	2.500	UBS AG (London)	12/14/18	44	(8)	—	(8)
Semiconductor MFG International Corp.(a)	1.290	UBS AG (London)	12/14/18	536	24,213	—	24,213
Sempra Energy Co.(a)	1.915	UBS AG (London)	12/14/18	2	(6,593)	—	(6,593)
Shenzhen International Holdings Ltd.(a)	1.290	UBS AG (London)	12/14/18	293	(21,164)	—	(21,164)
Shin Kong Financial Holding Co.(a)	2.081	UBS AG (London)	12/14/18	1,569	(12,133)	—	(12,133)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Shinsegae Co. Ltd.(a)	2.081%	UBS AG (London)	12/14/18	$1	$(3,353)	$—	$(3,353)
Siemens Gamesa Renewable Energy SA(a)	(0.448)	UBS AG (London)	05/02/19	47	(12,539)	—	(12,539)
Singapore Press Holdings Ltd.(a)	2.500	UBS AG (London)	12/14/18	310	(4,607)	—	(4,607)
Siteone Landscape Supply, Inc.(a)	1.915	UBS AG (London)	12/14/18	7	(8,123)	—	(8,123)
SK Hynix, Inc.(a)	2.081	UBS AG (London)	12/14/18	8	442	—	442
Skanska AB(a)	(0.520)	UBS AG (London)	12/14/18	41	(7,015)	—	(7,015)
Skechers U.S.A. Inc(a)	2.081	UBS AG (London)	12/14/18	21	(6,245)	—	(6,245)
SKF AB(a)	(0.520)	UBS AG (London)	12/14/18	34	10,775	—	10,775
Smiths Group PLC(a)	0.458	UBS AG (London)	12/14/18	11	(1,458)	—	(1,458)
Sodexo(a)	(0.448)	UBS AG (London)	12/14/18	7	(4,211)	—	(4,211)
Southwestern Energy Co.(a)	2.081	UBS AG (London)	12/14/18	140	26,615	—	26,615
Spectrum Brands Holdings, Inc.(a)	1.915	UBS AG (London)	12/14/18	9	(304)	—	(304)
SSP Group PLC(a)	0.458	UBS AG (London)	12/14/18	89	4,649	—	4,649
SSY Group Ltd.(a)	1.290	UBS AG (London)	12/14/18	94	(2,803)	—	(2,803)
Stericycle, Inc.(a)	1.915	UBS AG (London)	12/14/18	10	7,157	—	7,157
Stmicroelectronics NV(a)	(0.448)	UBS AG (London)	12/14/18	31	(18,346)	—	(18,346)
Subsea 7 SA(a)	0.750	UBS AG (London)	12/14/18	17	5,023	—	5,023
Sulzer Ltd.(a)	(0.788)	UBS AG (London)	12/14/18	1	563	—	563
Sumitomo Dainippon Pharma Co.(a)	(0.068)	UBS AG (London)	12/14/18	5	(17,066)	—	(17,066)
Sumitomo Electric Industries Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	43	(4,548)	—	(4,548)
Sumitomo Realty & Developmnt(a)	(0.068)	UBS AG (London)	12/14/18	18	(13,444)	—	(13,444)
Swedish Match AB(a)	(0.520)	UBS AG (London)	12/14/18	12	1,671	—	1,671
Swedish Orphan Biovitrum AB(a)	(0.520)	UBS AG (London)	12/14/18	45	(31,466)	—	(31,466)
Synopsys, Inc.(a)	2.081	UBS AG (London)	12/14/18	5	(15,387)	—	(15,387)
Tabcorp Holdings Ltd.(a)	1.875	UBS AG (London)	12/14/18	189	(760)	—	(760)
Takeda Pharmaceutical Co.(a)	(0.068)	UBS AG (London)	12/14/18	16	14,229	—	14,229
Tate & Lyle PLC(a)	0.458	UBS AG (London)	12/14/18	56	9,267	—	9,267
Teladoc, Inc.(a)	1.915	UBS AG (London)	12/14/18	11	43,314	—	43,314
Teleperformance(a)	(0.448)	UBS AG (London)	12/14/18	3	(9,750)	—	(9,750)
Tempur Sealy International, Inc.(a)	1.915	UBS AG (London)	12/14/18	12	(10,751)	—	(10,751)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Tenneco, Inc.(a)	2.081%	UBS AG (London)	12/14/18	$13	$10,692	$—	$10,692
Terex Corp.(a)	2.081	UBS AG (London)	12/14/18	18	3,339	—	3,339
Tesla Motors, Inc.(a)	1.915	UBS AG (London)	12/14/18	2	(2,028)	—	(2,028)
Teva Pharmaceutical Industries Ltd. ADR(a)	1.915	UBS AG (London)	12/14/18	18	(14,184)	—	(14,184)
THK Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	21	(19,415)	—	(19,415)
Thor Industries, Inc.(a)	2.081	UBS AG (London)	12/14/18	6	15,024	—	15,024
Thyssenkrupp AG(a)	(0.448)	UBS AG (London)	12/14/18	8	4,364	—	4,364
Tiffany & Co.(a)	2.081	UBS AG (London)	12/14/18	4	5,848	—	5,848
Timken Co.(a)	2.081	UBS AG (London)	12/14/18	14	51,967	—	51,967
Tingyi (Cayman Island) Holding(a)	1.290	UBS AG (London)	12/14/18	272	7,286	—	7,286
Tokai Carbon Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	12	(67)	—	(67)
Tokyo Electric Power Co. Holdings, Inc.(a)	(0.068)	UBS AG (London)	12/14/18	96	(5,441)	—	(5,441)
Toshiba Corp.(a)	(0.068)	UBS AG (London)	12/14/18	219	18,632	—	18,632
Tosoh Corp.(a)	(0.068)	UBS AG (London)	12/14/18	38	10,960	—	10,960
Total SA(a)	(0.448)	UBS AG (London)	12/14/18	5	(6,525)	—	(6,525)
Toyota Industries Corp.(a)	(0.068)	UBS AG (London)	12/14/18	12	(7,166)	—	(7,166)
Transdigm Group, Inc.(a)	1.915	UBS AG (London)	12/14/18	2	(11,338)	—	(11,338)
Travis Perkins PLC(a)	0.458	UBS AG (London)	12/14/18	40	72,951	—	72,951
Trinity Industries, Inc.(a)	1.915	UBS AG (London)	12/14/18	21	(20,096)	—	(20,096)
Tyler Technologies, Inc.(a)	1.915	UBS AG (London)	12/14/18	3	22,075	—	22,075
Ubisoft Entertainment SA(a)	(0.448)	UBS AG (London)	12/14/18	6	(39,543)	—	(39,543)
UGI Corp.(a)	2.081	UBS AG (London)	12/14/18	12	10,202	—	10,202
Under Armour, Inc.(a)	1.915	UBS AG (London)	12/14/18	34	21,644	—	21,644
United Internet AG(a)	(0.448)	UBS AG (London)	12/14/18	11	18,529	—	18,529
United Microelectronics Corp.(a)	2.081	UBS AG (London)	12/14/18	1,196	(37,221)	—	(37,221)
Univar, Inc.(a)	2.081	UBS AG (London)	12/14/18	23	660	—	660
Urban Outfitters, Inc.(a)	2.081	UBS AG (London)	12/14/18	12	7,847	—	7,847
Valero Energy Corp.(a)	2.081	UBS AG (London)	12/14/18	6	12,599	—	12,599
Valmet Corp.(a)	(0.448)	UBS AG (London)	12/14/18	5	(1,631)	—	(1,631)
Varian Medical Systems, Inc.(a)	2.081	UBS AG (London)	12/14/18	5	6,968	—	6,968
Venture Corp Ltd.(a)	1.508	UBS AG (London)	12/14/18	50	(19,927)	—	(19,927)
Versum Materials, Inc.(a)	2.081	UBS AG (London)	12/14/18	16	3,884	—	3,884

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Vestas Wind Systems A/S(a)	(0.395)%	UBS AG (London)	12/14/18	$10	$(14,810)	$—	$(14,810)
Viacom, Inc.(a)	2.081	UBS AG (London)	12/14/18	24	(2,447)	—	(2,447)
Viasat, Inc.(a)	1.915	UBS AG (London)	12/14/18	9	(5,740)	—	(5,740)
Vifor Pharma AG(a)	(0.788)	UBS AG (London)	12/14/18	2	4,170	—	4,170
Volkswagen AG(a)	(0.448)	UBS AG (London)	12/14/18	4	(4,620)	—	(4,620)
Vulcan Materials Co.(a)	1.915	UBS AG (London)	12/14/18	3	22,217	—	22,217
Walsin Technology Corp. Ltd.(a)	2.081	UBS AG (London)	12/14/18	35	(88,599)	—	(88,599)
Wartsila Oyj Abp(a)	(0.448)	UBS AG (London)	12/14/18	30	(10,218)	—	(10,218)
Waste Connections, Inc.(a)	1.915	UBS AG (London)	12/14/18	9	(598)	—	(598)
Weir Group PLC(a)	0.458	UBS AG (London)	12/14/18	25	(3,483)	—	(3,483)
Welbilt, Inc.(a)	1.915	UBS AG (London)	12/14/18	11	459	—	459
Wesco International, Inc.(a)	2.081	UBS AG (London)	12/14/18	11	24,650	—	24,650
Western Digital Corp.(a)	2.081	UBS AG (London)	12/14/18	8	(4,037)	—	(4,037)
Westinghouse Air Brake Technologies Corp.(a)	1.915	UBS AG (London)	12/14/18	7	(14,576)	—	(14,576)
Wex, Inc.(a)	1.915	UBS AG (London)	12/14/18	4	10,914	—	10,914
Whitbread PLC(a)	0.458	UBS AG (London)	12/14/18	12	(10,924)	—	(10,924)
Williams Cos., Inc.(a)	1.915	UBS AG (London)	12/14/18	20	(12,832)	—	(12,832)
Williams-Sonoma, Inc.(a)	2.081	UBS AG (London)	12/14/18	12	9,322	—	9,322
Wilmar International Ltd.(a)	2.500	UBS AG (London)	12/14/18	228	(11,759)	—	(11,759)
Win Semiconductors Corp.(a)	2.081	UBS AG (London)	12/14/18	48	9,676	—	9,676
Winbond Electronics Corp.(a)	2.081	UBS AG (London)	12/14/18	150	(131)	—	(131)
Wirecard AG(a)	(0.448)	UBS AG (London)	12/14/18	4	(8,611)	—	(8,611)
Wolters Kluwer NV(a)	(0.448)	UBS AG (London)	12/14/18	12	(2,865)	—	(2,865)
Wood Group (John) PLC(a)	0.458	UBS AG (London)	12/14/18	83	6,575	—	6,575
Woodward, Inc.(a)	1.915	UBS AG (London)	12/14/18	8	(4,485)	—	(4,485)
Yamazaki Baking Co. Ltd.(a)	(0.068)	UBS AG (London)	12/14/18	19	20,738	—	20,738
Yangzijiang Shipbuilding Holdings Ltd.(a)	1.508	UBS AG (London)	12/14/18	787	20,286	—	20,286
Yara International ASA(a)	0.750	UBS AG (London)	12/14/18	5	2,602	—	2,602
Yuanta Financial Holding Co.(a)	2.081	UBS AG (London)	12/14/18	1,286	37,152	—	37,152
Zillow Group, Inc.(a)	1.915	UBS AG (London)	12/14/18	12	24,246	—	24,246
Zoetis, Inc.(a)	2.081	UBS AG (London)	12/14/18	5	5,900	—	5,900

TOTAL					$(1,440,462)	$—	(1,440,462)

*	Rounds to less than 1,000
(a)	Payments made Monthly
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At July 31, 2018, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	MS & Co. Int. PLC	3.93	09/12/2018	7,480,000	$7,480,000	$55,486	$185,556	$(130,070)
Call USD/ Put JPY	MS & Co. Int. PLC	112.50	08/22/2018	18,100,000	18,100,000	58,101	160,529	(102,428)
Call NZD/Put USD	MS & Co. Int. PLC	0.68	08/01/2018	11,700,000	11,700,000	16,261	17,720	(1,459)

				37,280,000	$37,280,000	$129,848	$363,805	$(233,957)

Puts
Put EUR/Call USD	MS & Co. Int. PLC	1.13	10/24/2018	138,000,000	138,000,000	365,665	866,778	(501,113)

Total Purchased option contracts				175,280,000	$175,280,000	$495,513	$1,230,583	$(735,070)

Written option contracts
Calls
Call USD/Put JPY	MS & Co. Int. PLC	114.50	08/22/2018	(18,100,000)	(18,100,000)	(7,149)	(54,300)	47,151

Puts
Put USD/Call JPY	MS & Co. Int. PLC	110.00	08/22/2018	(18,100,000)	(18,100,000)	(35,603)	(62,427)	26,824
Put EUR/Call USD	MS & Co. Int. PLC	1.13	10/24/2018	(138,000,000)	(138,000,000)	(336,941)	(810,198)	473,257

				(156,100,000)	$(156,100,000)	$(372,544)	$(872,625)	$500,081

Total Written option contracts				(174,200,000)	$(174,200,000)	$(379,693)	$(926,925)	$547,232

TOTAL				1,080,000	$1,080,000	$115,820	$303,658	$(187,838)

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA, Ltd., the Cayman Commodity — MMA IV, Ltd., and the Cayman Commodity — MMA V, Ltd. (each a “Subsidiary” and together the “Subsidiaries”), Cayman Islands exempted companies, respectively, and are wholly-owned subsidiaries of the Fund. The Subsidiaries act as investment vehicles for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiaries and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2018, the Fund’s net assets were $589,782,760 of which, $3,463,539, or 0.6%, represented the Cayman Commodity — MMA, Ltd.’s net assets, $2,896,307, or 0.5%, represented the Cayman Commodity — MMA IV, Ltd.’s net assets and $3,221,141, or 0.5%, represented the Cayman Commodity — MMA V, Ltd.’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Consolidated Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearing house prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

MULTI-MANAGER ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$8,104,233	$—
Mortgage-Backed Obligations	—	12,553,109	—
Bank Loans	—	115,799	—
Asset-Backed Securities	—	21,753,706	12,677
Foreign Debt Obligations	—	13,118,448	—
Municipal Debt Obligations	—	282,262	—
U.S. Treasury Obligations	3,493,105	—	—
Common Stock and/or Other Equity Investments(a)
Africa	—	905,408	—
Asia	6,227,446	7,240,875	—
Australia and Oceania	411,796	2,778,090	—
Europe	8,628,903	27,194,292	—
North America	123,374,908	2,161,285	—
Warrants	—	10,900	—
Investment Company	230,778,571	—	—
Short-term Investments	—	58,000,000	—
Total	$372,914,729	$154,218,407	$12,677
Liabilities
Common Stock and/or Other Equity Investments(a)
Asia	—	(2,004,583)	—
Europe	—	(68,236)	—
North America	(26,048,066)	—	—
Total	$(26,048,066)	$(2,072,819)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$7,440,506	$—
Futures Contracts(b)	3,561,784	—	—
Interest Rate Swap Contracts(b)	—	483,704	—
Credit Default Swap Contracts(b)	—	229,584	—
Total Return Swap Contracts(b)	—	5,842,176	—
Options Purchased	—	495,513	—
Total	$3,561,784	$14,491,483	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(9,447,001)	$—
Futures Contracts(b)	(3,560,095)	—	—
Interest Rate Swap Contracts(b)	—	(156,451)	—
Credit Default Swap Contracts(b)	—	(15,991)	—
Total Return Swap Contracts(b)	—	(7,282,638)	—
Written Options	—	(379,693)	—
Total	$(3,560,095)	$(17,281,774)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2018, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2018, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 58,000,000	$ 58,003,109	$ 59,160,000

REPURCHASE AGREEMENTS — At July 31, 2018, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Multi-Manager Alternatives Fund
Merrill Lynch & Co., Inc.	1.930%	$58,000,000

At July 31, 2018, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal National Mortgage Association	3.000 to 4.500%	06/01/30 to 04/01/48

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. When the Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 84.0%
Australia – 1.0%
2,930	AGL Energy Ltd. (Multi-Utilities)	$ 47,945
7,254	ALS Ltd. (Professional Services)	40,192
90,287	Alumina Ltd. (Metals & Mining)	190,300
4,828	Amcor Ltd. (Containers & Packaging)	54,048
3,555	Ansell Ltd. (Health Care Equipment & Supplies)	76,194
11,744	Appen Ltd. (IT Services)	95,009
2,156	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	51,642
21,426	Aurizon Holdings Ltd. (Road & Rail)	72,572
56,210	AusNet Services (Electric Utilities)	68,119
3,970	Bank of Queensland Ltd. (Banks)	32,821
4,521	Bendigo & Adelaide Bank Ltd. (Banks)	39,379
2,342	BHP Billiton Ltd. (Metals & Mining)	61,165
8,275	BlueScope Steel Ltd. (Metals & Mining)	108,732
10,749	Boral Ltd. (Construction Materials)	53,121
7,248	Brambles Ltd. (Commercial Services & Supplies)	53,232
1,938	CIMIC Group Ltd. (Construction & Engineering)	69,698
47,263	Coca-Cola Amatil Ltd. (Beverages)	336,659
253	Cochlear Ltd. (Health Care Equipment & Supplies)	38,242
3,374	Computershare Ltd. (IT Services)	45,670
5,985	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	60,106
13,362	CSL Ltd. (Biotechnology)	1,954,946
5,665	Dexus (Equity Real Estate Investment Trusts (REITs))	42,501
48,081	Downer EDI Ltd. (Commercial Services & Supplies)	264,105
11,329	Fortescue Metals Group Ltd. (Metals & Mining)	36,848
9,455	Goodman Group (Equity Real Estate Investment Trusts (REITs))	67,782
14,183	Healthscope Ltd. (Health Care Providers & Services)	23,042
6,460	Iluka Resources Ltd. (Metals & Mining)	55,059
47,157	Incitec Pivot Ltd. (Chemicals)	132,962
8,605	Insurance Australia Group Ltd. (Insurance)	51,441
4,551	LendLease Group (Real Estate Management & Development)	68,092

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
7,481	Link Administration Holdings Ltd. (IT Services)	$ 42,730
1,031	Macquarie Group Ltd. (Capital Markets)	94,066
10,326	Medibank Pvt. Ltd. (Insurance)	23,882
35,542	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	60,328
1,517	National Australia Bank Ltd. (Banks)	31,941
3,887	Newcrest Mining Ltd. (Metals & Mining)	62,445
42,042	Northern Star Resources Ltd. (Metals & Mining)	224,921
1,683	Orica Ltd. (Chemicals)	21,985
8,981	Origin Energy Ltd.* (Oil, Gas & Consumable Fuels)	65,164
23,489	Orora Ltd. (Containers & Packaging)	63,339
738	Ramsay Health Care Ltd. (Health Care Providers & Services)	30,818
806	Rio Tinto Ltd. (Metals & Mining)	48,712
23,910	Santos Ltd.* (Oil, Gas & Consumable Fuels)	113,256
14,622	Scentre Group (Equity Real Estate Investment Trusts (REITs))	46,329
3,398	SEEK Ltd. (Professional Services)	54,049
22,118	Seven Network Ltd. (Trading Companies & Distributors)	315,408
1,538	Sonic Healthcare Ltd. (Health Care Providers & Services)	29,832
48,724	South32 Ltd. (Metals & Mining)	129,673
38,199	Spark Infrastructure Group (Electric Utilities)	65,352
14,531	Stockland (Equity Real Estate Investment Trusts (REITs))	44,901
1,931	Suncorp Group Ltd. (Insurance)	21,486
12,930	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	44,909
12,396	Telstra Corp. Ltd. (Diversified Telecommunication Services)	26,139
73,144	The GPT Group (Equity Real Estate Investment Trusts (REITs))	280,916
17,024	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	62,810
5,446	Treasury Wine Estates Ltd. (Beverages)	74,577
17,958	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	35,577
887	Wesfarmers Ltd. (Food & Staples Retailing)	32,614

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
1,186	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	$ 31,789
1,681	Woolworths Group Ltd. (Food & Staples Retailing)	37,607

		6,509,179

Austria – 0.2%
1,122	ANDRITZ AG (Machinery)	63,605
4,391	CA Immobilien Anlagen AG (Real Estate Management & Development)	153,628
2,735	Erste Groupe Bank AG* (Banks)	118,128
3,000	OMV AG (Oil, Gas & Consumable Fuels)	169,539
4,641	Raiffeisen Bank International AG (Banks)	154,755
10,331	S&T AG (Technology Hardware, Storage & Peripherals)	293,687
4,400	voestalpine AG (Metals & Mining)	220,155

		1,173,497

Belgium – 0.1%
524	Ackermans & van Haaren NV (Diversified Financial Services)	95,569
4,420	Ageas (Insurance)	237,067
1,651	Groupe Bruxelles Lambert SA (Diversified Financial Services)	175,384
2,427	Proximus SADP (Diversified Telecommunication Services)	59,484
412	Solvay SA (Chemicals)	56,444
2,308	UCB SA (Pharmaceuticals)	198,429

		822,377

Brazil – 1.2%
5,800	Ambev SA (Beverages)	29,994
96,085	Ambev SA ADR (Beverages)	493,877
63,290	B3 SA - Brasil Bolsa Balcao (Capital Markets)	401,159
68,500	Banco Bradesco SA ADR (Banks)	553,480
93,804	Banco do Brasil SA (Banks)	812,253
26,326	Banco Santander Brasil SA (Banks)	255,874
13,364	BR Malls Participacoes SA* (Real Estate Management & Development)	35,428
4,400	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	29,308
4,790	Cia de Saneamento de Minas Gerais-COPASA (Water Utilities)	51,916
18,000	Cia Siderurgica Nacional SA* (Metals & Mining)	44,025

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
1,700	Cosan SA (Oil, Gas & Consumable Fuels)	$ 16,700
1,800	CVC Brasil Operadora e Agencia de Viagens SA (Hotels, Restaurants & Leisure)	21,149
8,500	Embraer SA (Aerospace & Defense)	43,595
2,542	Engie Brasil Energia SA (Independent Power and Renewable Electricity Producers)	25,323
3,417	Equatorial Energia SA (Electric Utilities)	55,762
20,616	Estacio Participacoes SA (Diversified Consumer Services)	142,537
12,337	Hypera SA (Pharmaceuticals)	91,214
4,560	IRB Brasil Resseguros S/A (Insurance)	64,877
48,394	Itau Unibanco Holding SA ADR (Banks)	580,244
46,544	JBS SA (Food Products)	111,855
6,242	Kroton Educacional SA (Diversified Consumer Services)	18,793
1,575	Localiza Rent a Car SA (Road & Rail)	9,966
18,300	Lojas Renner SA (Multiline Retail)	150,562
1,283	Magazine Luiza SA (Multiline Retail)	45,211
51,551	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	604,693
15,376	Porto Seguro SA (Insurance)	203,194
2,300	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Providers & Services)	12,287
33,700	Raia Drogasil SA (Food & Staples Retailing)	667,661
8,538	Sul America SA (Insurance)	50,205
10,910	TIM Participacoes SA (Wireless Telecommunication Services)	36,044
14,515	Tim Participacoes SA ADR (Wireless Telecommunication Services)	238,336
1,800	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	19,495
56,992	Vale SA (Metals & Mining)	832,718
46,751	Vale SA ADR (Metals & Mining)	685,370
9,194	WEG SA (Machinery)	45,342

		7,480,447

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – 3.3%
8,400	Air Canada* (Airlines)	$ 151,941
4,900	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	159,899
3,346	AltaGas Ltd. (Gas Utilities)	68,085
4,685	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	55,643
4,600	Badger Daylighting Ltd. (Construction & Engineering)	104,422
703	Bank of Montreal (Banks)	55,722
4,131	Barrick Gold Corp. (Metals & Mining)	46,300
4,544	Bausch Health Cos, Inc.* (Pharmaceuticals)	98,750
643	BCE, Inc. (Diversified Telecommunication Services)	27,324
4,022	BlackBerry Ltd.* (Software)	39,483
777	Brookfield Asset Management, Inc. Class A (Capital Markets)	32,786
13,745	CAE, Inc. (Aerospace & Defense)	286,343
9,010	Cameco Corp. (Oil, Gas & Consumable Fuels)	97,383
11,440	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	381,231
3,700	Canadian Imperial Bank of Commerce (Banks)	337,675
525	Canadian National Railway Co. (Road & Rail)	46,864
1,268	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	46,593
14,524	Canadian Pacific Railway Ltd. (Road & Rail)	2,880,547
1,055	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	143,686
3,204	CGI Group, Inc. Class A* (IT Services)	206,843
4,589	CI Financial Corp. (Capital Markets)	80,184
2,200	Colliers International Group, Inc. (Real Estate Management & Development)	179,876
107	Constellation Software, Inc. (Software)	77,568
6,438	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	43,898
19,100	Detour Gold Corp.* (Metals & Mining)	188,232
22,446	Dollarama, Inc. (Multiline Retail)	810,979
12,900	Dream Global Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	138,138
4,754	Emera, Inc. (Electric Utilities)	154,039
19,969	Empire Co. Ltd. Class A (Food & Staples Retailing)	411,707

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
104,126	Encana Corp. (Oil, Gas & Consumable Fuels)	$ 1,436,800
48,253	Enerplus Corp. (Oil, Gas & Consumable Fuels)	629,782
248	Fairfax Financial Holdings Ltd. (Insurance)	140,124
5,110	Finning International, Inc. (Trading Companies & Distributors)	133,795
7,407	First Quantum Minerals Ltd. (Metals & Mining)	115,531
4,718	Fortis, Inc. (Electric Utilities)	155,121
690	George Weston Ltd. (Food & Staples Retailing)	57,402
29,850	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	768,938
1,903	Goldcorp, Inc. (Metals & Mining)	23,787
6,707	Great-West Lifeco, Inc. (Insurance)	165,761
19,912	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	308,894
9,231	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	156,966
10,557	Hydro One Ltd.(a) (Electric Utilities)	154,194
4,449	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	152,364
2,721	Intact Financial Corp. (Insurance)	207,581
4,100	Kinaxis, Inc.* (Software)	276,664
29,686	Kinross Gold Corp.* (Metals & Mining)	107,256
14,600	Kirkland Lake Gold Ltd. (Metals & Mining)	319,082
12,014	Lundin Mining Corp. (Metals & Mining)	66,496
1,638	Magna International, Inc. (Auto Components)	99,777
88,075	Manulife Financial Corp. (Insurance)	1,635,770
1,429	Methanex Corp. (Chemicals)	98,712
1,673	Metro, Inc. (Food & Staples Retailing)	56,408
1,259	National Bank of Canada (Banks)	61,718
8,700	NFI Group, Inc. (Machinery)	334,196
842	Nutrien Ltd. (Chemicals)	45,730
56,300	OceanaGold Corp. (Metals & Mining)	173,118
922	Onex Corp. (Diversified Financial Services)	69,013
9,275	Open Text Corp. (Software)	345,161
15,000	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	264,750
6,652	Power Corp. of Canada (Insurance)	151,311
5,471	Power Financial Corp. (Insurance)	128,274
2,666	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	50,580

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
8,027	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$ 153,154
16,460	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	547,624
2,657	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	135,459
1,104	Royal Bank of Canada (Banks)	86,183
1,677	Saputo, Inc. (Food Products)	55,911
3,483	Shaw Communications, Inc. Class B (Media)	72,854
9,610	Shopify, Inc. Class A* (Internet Software & Services)	1,328,198
2,980	SNC-Lavalin Group, Inc. (Construction & Engineering)	131,974
4,287	Sun Life Financial, Inc. (Insurance)	175,323
3,482	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	146,630
30,500	Tamarack Valley Energy Ltd.* (Oil, Gas & Consumable Fuels)	112,542
4,749	Teck Resources Ltd. Class B (Metals & Mining)	123,868
3,495	TELUS Corp. (Diversified Telecommunication Services)	127,753
9,900	TFI International, Inc. (Road & Rail)	328,770
1,396	The Bank of Nova Scotia (Banks)	82,729
11,400	The Stars Group, Inc.* (Hotels, Restaurants & Leisure)	390,502
1,017	The Toronto-Dominion Bank (Banks)	60,331
1,262	Thomson Reuters Corp. (Capital Markets)	52,368
19,000	TORC Oil & Gas Ltd. (Oil, Gas & Consumable Fuels)	111,150
3,837	Toromont Industries Ltd. (Trading Companies & Distributors)	197,004
3,570	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	70,530
6,900	Transcontinental, Inc. Class A (Commercial Services & Supplies)	164,060
666	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	22,926
777	West Fraser Timber Co. Ltd. (Paper & Forest Products)	48,262
35,200	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	232,439

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
2,110	WSP Global, Inc. (Construction & Engineering)	$ 119,932

		21,321,673

Chile – 0.1%
27,444	Aguas Andinas SA Class A (Water Utilities)	15,972
1,905	Banco de Chile (Banks)	297
8,260	Cencosud SA (Food & Staples Retailing)	22,628
496	Cia Cervecerias Unidas SA (Beverages)	6,745
71,245	Empresas CMPC SA (Paper & Forest Products)	288,255
4,005	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	64,275
248,995	Enel Americas SA (Electric Utilities)	43,966
901,581	Enel Chile SA (Electric Utilities)	95,778
2,450,448	Itau CorpBanca (Banks)	25,898
2,557	Latam Airlines Group SA (Airlines)	29,117
5,762	Parque Arauco SA (Real Estate Management & Development)	16,249
606	SACI Falabella (Multiline Retail)	5,636

		614,816

China – 3.8%
45,500	3SBio, Inc.(a) (Biotechnology)	97,076
4,105	51job, Inc. ADR* (Professional Services)	376,716
1,858	58.Com, Inc. ADR* (Internet Software & Services)	124,969
491,381	Agricultural Bank of China Ltd. Class H (Banks)	238,789
14,626	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	2,738,426
58,587	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	376,785
24,404	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	124,637
3,294	Autohome, Inc. ADR (Internet Software & Services)	318,695
11,269	Baidu, Inc. ADR* (Internet Software & Services)	2,785,471
545,292	Bank of China Ltd. Class H (Banks)	257,605
1,048,263	Bank of Communications Co. Ltd. Class H (Banks)	758,871
202,000	CGN Power Co. Ltd. Class H(a) (Independent Power and Renewable Electricity Producers)	53,577

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
164,000	China Cinda Asset Management Co. Ltd. (Capital Markets)	$ 46,091
524,823	China CITIC Bank Corp. Ltd. Series H (Banks)	337,788
103,541	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	114,698
32,500	China Conch Venture Holdings Ltd. (Machinery)	122,605
383,066	China Construction Bank Corp. Class H (Banks)	350,231
353,445	China Everbright Bank Co. Ltd. Class H (Banks)	155,464
113,000	China Huishan Dairy Holdings Co. Ltd.*(b) (Food Products)	—
62,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	57,749
29,975	China Medical System Holdings Ltd. (Pharmaceuticals)	51,331
29,000	China Mengniu Dairy Co. Ltd.* (Food Products)	89,996
14,500	China Merchants Bank Co. Ltd. Class H (Banks)	56,873
227,947	China Minsheng Banking Corp. Ltd. Class H (Banks)	169,485
100,987	China National Building Material Co. Ltd. Class H (Construction Materials)	109,939
65,600	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	256,678
1,243,995	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,195,780
95,444	China Railway Group Ltd. Class H (Construction & Engineering)	82,913
45,500	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	103,163
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	52,052
696,782	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	329,545
84,595	China Yuhua Education Corp. Ltd.(a) (Diversified Consumer Services)	63,323
14,107	Chlitina Holding Ltd. (Personal Products)	128,407
128,990	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	79,029
105,000	CITIC Securities Co. Ltd. Class H (Capital Markets)	210,511

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
16,514	Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	$ 679,551
3,917	Daqo New Energy Corp. ADR* (Semiconductors & Semiconductor Equipment)	138,153
205,551	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	206,665
8,569	ENN Energy Holdings Ltd. (Gas Utilities)	87,127
37,984	Geely Automobile Holdings Ltd. (Automobiles)	87,115
94,000	Genscript Biotech Corp. (Life Sciences Tools & Services)	230,743
64,500	Great Wall Motor Co. Ltd. Class H (Automobiles)	46,494
27,755	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles)	26,126
20,180	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (Pharmaceuticals)	85,986
56,400	Haitong Securities Co. Ltd. Class H (Capital Markets)	57,082
12,000	Hengan International Group Co. Ltd. (Personal Products)	106,895
72,000	Huaneng Power International, Inc. Class H (Independent Power and Renewable Electricity Producers)	54,244
21,000	Huatai Securities Co. Ltd.*(a) (Capital Markets)	33,164
5,516	Huazhu Group Ltd. ADR (Hotels, Restaurants & Leisure)	220,695
374,734	Industrial and Commercial Bank of China Ltd. Class H (Banks)	278,489
18,022	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	646,269
12,000	Kingsoft Corp. Ltd. (Software)	29,189
18,500	Longfor Group Holdings Ltd. (Real Estate Management & Development)	52,193
84,015	Lonking Holdings Ltd. (Machinery)	38,608
14,000	Minth Group Ltd. (Auto Components)	52,825
2,409	NetEase, Inc. ADR (Internet Software & Services)	621,522
116,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	88,339
36,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	40,678
110,020	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,024,207
723,267	Postal Savings Bank of China Co. Ltd. Class H(a) (Banks)	486,200

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
49,500	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	$ 60,029
32,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals)	153,076
107,120	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	23,115
43,401	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Chemicals)	26,096
85,783	Sinotrans Ltd. Class H (Air Freight & Logistics)	39,777
7,450	Sogou, Inc. ADR* (Internet Software & Services)	68,615
4,700	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	77,957
2,421	TAL Education Group ADR* (Diversified Consumer Services)	77,448
97,478	Tencent Holdings Ltd. (Internet Software & Services)	4,436,649
472,236	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	211,435
91,996	Tianneng Power International Ltd. (Auto Components)	126,841
183,524	Tingyi Cayman Islands Holding Corp. (Food Products)	424,144
4,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	21,420
180,200	Want Want China Holdings Ltd. (Food Products)	149,344
45,818	Weichai Power Co. Ltd. Class H (Machinery)	56,055
16,000	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	163,024
15,263	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H(a) (Pharmaceuticals)	74,373
23,284	Yihai International Holding Ltd. (Food Products)	52,896
3,558	YY, Inc. ADR* (Internet Software & Services)	331,712
3,200	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Electrical Equipment)	19,224

		24,427,057

Colombia – 0.1%
54,396	Ecopetrol SA (Oil, Gas & Consumable Fuels)	57,774
12,416	Ecopetrol SA ADR (Oil, Gas & Consumable Fuels)	265,330

Shares	Description	Value
Common Stocks – (continued)
Colombia – (continued)
4,530	Grupo Argos SA (Construction Materials)	$ 30,404
1,613	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	20,145
12,424	Interconexion Electrica SA ESP (Electric Utilities)	61,034

		434,687

Czech Republic – 0.1%
16,552	CEZ AS (Electric Utilities)	434,671
1,152	Komercni banka AS (Banks)	50,018

		484,689

Denmark – 0.4%
57	AP Moller - Maersk A/S Class B (Marine)	81,843
560	Carlsberg A/S Class B (Beverages)	67,557
13,539	Chr Hansen Holding A/S (Chemicals)	1,401,494
3,558	Danske Bank A/S (Banks)	103,397
1,096	DSV A/S (Road & Rail)	91,821
2,105	GN Store Nord A/S (Health Care Equipment & Supplies)	100,413
4,753	ISS A/S (Commercial Services & Supplies)	177,539
2,104	Jyske Bank A/S (Banks)	119,169
3,036	Orsted A/S(a) (Electric Utilities)	187,347
530	Rockwool International A/S (Building Products)	212,214
4,196	Royal Unibrew A/S (Beverages)	349,494

		2,892,288

Finland – 0.3%
2,371	Elisa Oyj (Diversified Telecommunication Services)	102,951
8,790	Fortum Oyj (Electric Utilities)	220,831
2,516	Kesko Oyj Class B (Food & Staples Retailing)	141,295
1,198	Kone Oyj Class B (Machinery)	65,490
19,515	Metsa Board OYJ (Paper & Forest Products)	202,317
2,581	Neste Oyj (Oil, Gas & Consumable Fuels)	212,897
2,623	Nokian Renkaat Oyj (Auto Components)	113,756
1,353	Sampo Oyj Class A (Insurance)	68,716
10,008	Stora Enso Oyj Class R (Paper & Forest Products)	165,156
5,584	UPM-Kymmene Oyj (Paper & Forest Products)	198,079

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
8,529	Wartsila Oyj Abp (Machinery)	$ 184,641

		1,676,129

France – 2.2%
583	Aeroports de Paris (Transportation Infrastructure)	130,325
3,411	Alstom SA (Machinery)	152,922
758	Amundi SA(a) (Capital Markets)	52,229
1,338	Arkema SA (Chemicals)	167,548
1,190	AXA SA (Insurance)	29,985
16,856	BNP Paribas SA (Banks)	1,093,445
22,831	Bollore SA (Air Freight & Logistics)	106,148
3,739	Bouygues SA (Construction & Engineering)	164,196
4,255	Bureau Veritas SA (Professional Services)	109,462
718	Capgemini SE (IT Services)	91,856
4,250	Carrefour SA (Food & Staples Retailing)	76,197
198	Christian Dior SE (Textiles, Apparel & Luxury Goods)	84,242
1,639	Cie de Saint-Gobain (Building Products)	72,867
1,236	Cie Generale des Etablissements Michelin SCA (Auto Components)	158,724
6,531	Cie Plastic Omnium SA (Auto Components)	273,341
6,195	CNP Assurances (Insurance)	144,667
3,170	Covivio (Equity Real Estate Investment Trusts (REITs))	330,163
4,958	Credit Agricole SA (Banks)	69,661
577	Danone SA (Food Products)	45,302
19	Dassault Aviation SA (Aerospace & Defense)	35,120
1,103	Dassault Systemes SE (Software)	164,462
1,654	Eiffage SA (Construction & Engineering)	184,836
11,167	Electricite de France SA (Electric Utilities)	167,205
37,247	Engie SA (Multi-Utilities)	601,485
7,363	Essilor International Cie Generale d’Optique SA (Health Care Equipment & Supplies)	1,085,041
891	Eurazeo SA (Diversified Financial Services)	68,884
1,239	Faurecia SA (Auto Components)	84,163
1,293	Gecina SA (Equity Real Estate Investment Trusts (REITs))	220,254
271	Hermes International (Textiles, Apparel & Luxury Goods)	171,515
2,333	ICADE (Equity Real Estate Investment Trusts (REITs))	225,884

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
329	Iliad SA (Diversified Telecommunication Services)	$ 52,014
11	Ingenico Group SA (Electronic Equipment, Instruments & Components)	911
596	Ipsen SA (Pharmaceuticals)	99,022
108	Kering SA (Textiles, Apparel & Luxury Goods)	57,400
3,526	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	132,793
67	L’Oreal SA (Personal Products)	16,373
399	Legrand SA (Electrical Equipment)	29,286
4,895	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,705,849
3,098	Natixis SA (Capital Markets)	22,223
3,239	Nexity SA (Real Estate Management & Development)	199,303
5,427	Orange SA (Diversified Telecommunication Services)	92,485
2,610	Orpea (Health Care Providers & Services)	358,422
8,646	Pernod Ricard SA (Beverages)	1,393,024
3,498	Peugeot SA (Automobiles)	100,469
2,459	Publicis Groupe SA (Media)	156,925
782	Renault SA (Automobiles)	68,722
4,035	Rexel SA (Trading Companies & Distributors)	63,107
8,148	Rubis SCA (Gas Utilities)	480,554
603	Safran SA (Aerospace & Defense)	74,774
2,193	Sanofi (Pharmaceuticals)	190,783
1,401	Sartorius Stedim Biotech (Life Sciences Tools & Services)	166,752
9,759	Schneider Electric SE (Electrical Equipment)	783,314
4,013	SCOR SE (Insurance)	156,121
2,017	Societe Generale SA (Banks)	89,954
1,130	Sopra Steria Group (IT Services)	199,876
8,391	Suez (Multi-Utilities)	118,699
2,033	Teleperformance (Professional Services)	372,307
458	Thales SA (Aerospace & Defense)	60,124
2,851	TOTAL SA (Oil, Gas & Consumable Fuels)	185,957
1,597	Ubisoft Entertainment SA* (Software)	176,021
388	Unibail-Rodamco-Westfield* (Equity Real Estate Investment Trusts (REITs))	86,136
3,237	Veolia Environnement SA (Multi-Utilities)	73,864
5,092	Vivendi SA (Media)	131,929

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
353	Wendel SA (Diversified Financial Services)	$ 51,408

		14,309,030

Germany – 2.2%
6,761	Aareal Bank AG (Thrifts & Mortgage Finance)	310,707
6,437	adidas AG (Textiles, Apparel & Luxury Goods)	1,423,178
383	Allianz SE (Insurance)	84,741
2,993	Aurubis AG (Metals & Mining)	244,986
1,674	Axel Springer SE (Media)	125,084
19,020	BASF SE (Chemicals)	1,823,229
261	Bayer AG (Pharmaceuticals)	29,056
606	Bayerische Motoren Werke AG (Automobiles)	58,588
2,278	Bechtle AG (IT Services)	204,545
454	Beiersdorf AG (Personal Products)	52,922
927	Brenntag AG (Trading Companies & Distributors)	55,622
3,676	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	285,585
14,906	Commerzbank AG* (Banks)	160,921
385	Continental AG (Auto Components)	88,726
1,477	Covestro AG(a) (Chemicals)	141,846
1,159	Daimler AG (Automobiles)	80,219
7,204	Deutsche Lufthansa AG (Airlines)	202,126
15,471	Deutsche Post AG (Air Freight & Logistics)	546,522
1,709	Deutsche Telekom AG* (Diversified Telecommunication Services)	28,258
4,712	Deutsche Wohnen SE (Real Estate Management & Development)	229,405
22,638	Deutz AG (Machinery)	205,785
2,540	Evonik Industries AG (Chemicals)	93,997
1,377	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	137,462
1,349	GEA Group AG (Machinery)	52,725
1,266	Hannover Rueck SE (Insurance)	168,865
1,897	HeidelbergCement AG (Construction Materials)	161,123
1,636	HUGO BOSS AG (Textiles, Apparel & Luxury Goods)	147,521
1,784	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	47,245
1,192	Innogy SE* (Electric Utilities)	51,247
2,443	K&S AG (Chemicals)	64,590
4,333	LEG Immobilien AG (Real Estate Management & Development)	487,358

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
9,436	Linde AG (Chemicals)	$ 2,333,493
1,286	MAN SE (Machinery)	144,365
601	Merck KGaA (Pharmaceuticals)	61,780
382	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	84,649
2,271	OSRAM Licht AG (Electrical Equipment)	101,397
546	Puma SE (Textiles, Apparel & Luxury Goods)	274,053
4,260	Rheinmetall AG (Industrial Conglomerates)	514,827
7,920	RWE AG (Multi-Utilities)	207,855
7,803	SAP SE (Software)	908,160
3,835	Scout24 AG(a) (Internet Software & Services)	199,527
1,341	Siltronic AG (Semiconductors & Semiconductor Equipment)	233,888
1,233	Sixt SE (Road & Rail)	159,692
3,236	Stroeer SE & Co. KGaA (Media)	198,698
449	Symrise AG (Chemicals)	40,585
12,162	TUI AG (Hotels, Restaurants & Leisure)	260,178
1,989	United Internet AG (Internet Software & Services)	106,991
4,358	Vonovia SE (Real Estate Management & Development)	210,915
1,219	Wacker Chemie AG (Chemicals)	177,240

		14,012,477

Greece – 0.0%
7,236	Alpha Bank AE* (Banks)	15,798
21,672	Eurobank Ergasias SA* (Banks)	22,459
1,337	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	17,375
1,804	JUMBO SA (Specialty Retail)	28,895
1,472	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	31,259
69,636	National Bank of Greece SA* (Banks)	22,662
2,638	OPAP SA (Hotels, Restaurants & Leisure)	29,453
3,341	Piraeus Bank SA* (Banks)	10,550
1,292	Titan Cement Co. SA (Construction Materials)	31,344

		209,795

Hong Kong – 2.1%
166,808	AIA Group Ltd. (Insurance)	1,460,163
10,500	Beijing Enterprises Holdings Ltd. (Gas Utilities)	51,227

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
25,000	BOC Hong Kong Holdings Ltd. (Banks)	$ 121,337
22,000	China Gas Holdings Ltd. (Gas Utilities)	89,247
114,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	55,027
175,800	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	364,528
330,663	China Mobile Ltd. (Wireless Telecommunication Services)	2,987,016
73,667	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	232,083
30,000	China Resources Beer Holdings Co. Ltd. (Beverages)	135,182
146,143	China Resources Cement Holdings Ltd. (Construction Materials)	167,074
24,000	China Resources Gas Group Ltd. (Gas Utilities)	113,910
162,574	China Resources Land Ltd. (Real Estate Management & Development)	596,109
39,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	56,743
46,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	88,856
404,892	China South City Holdings Ltd. (Real Estate Management & Development)	78,610
8,080	China Taiping Insurance Holdings Co. Ltd. (Insurance)	27,726
96,000	China Unicom Hong Kong Ltd. (Diversified Telecommunication Services)	118,537
288,474	CITIC Ltd. (Industrial Conglomerates)	408,907
6,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	45,951
6,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	65,308
10,500	CLP Holdings Ltd. (Electric Utilities)	120,025
718,869	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,204,355
91,119	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	238,875
6,900	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	56,373

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
106,187	Far East Horizon Ltd. (Diversified Financial Services)	$ 102,256
34,500	Fosun International Ltd. (Industrial Conglomerates)	63,254
8,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	64,453
12,000	Guangdong Investment Ltd. (Water Utilities)	20,688
17,000	Haier Electronics Group Co. Ltd.* (Household Durables)	49,717
13,000	Hang Lung Group Ltd. (Real Estate Management & Development)	38,467
11,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	23,128
2,700	Hang Seng Bank Ltd. (Banks)	73,581
6,510	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	36,362
71,530	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	146,062
34,500	Hopewell Holdings Ltd. (Industrial Conglomerates)	122,340
63,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	345,410
800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	54,167
1,100	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	43,942
44,577	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	155,994
250,775	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)	300,958
68,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	58,825
226,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	125,684
116,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	39,337
13,500	Link REIT (Equity Real Estate Investment Trusts (REITs))	133,948
80,000	Melco International Development Ltd. (Hotels, Restaurants & Leisure)	227,556
16,621	MTR Corp. Ltd. (Road & Rail)	93,290
23,071	New World Development Co. Ltd. (Real Estate Management & Development)	32,897

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
57,945	NWS Holdings Ltd. (Industrial Conglomerates)	$ 104,737
113,000	PCCW Ltd. (Diversified Telecommunication Services)	65,989
15,500	Power Assets Holdings Ltd. (Electric Utilities)	109,659
76,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	394,740
24,785	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	57,859
33,518	Shimao Property Holdings Ltd. (Real Estate Management & Development)	95,326
291,658	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	399,461
20,651	Sino Land Co. Ltd. (Real Estate Management & Development)	35,503
17,078	Sinotruk Hong Kong Ltd. (Machinery)	24,154
154,148	Skyworth Digital Holdings Ltd. (Household Durables)	60,380
31,026	SSY Group Ltd. (Pharmaceuticals)	29,656
3,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	47,048
8,000	Swire Pacific Ltd. Class A (Real Estate Management & Development)	86,886
37,600	Swire Properties Ltd. (Real Estate Management & Development)	148,081
10,000	Techtronic Industries Co. Ltd. (Household Durables)	55,769
8,980	The Bank of East Asia Ltd. (Banks)	35,738
34,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	112,562
5,300	VTech Holdings Ltd. (Communications Equipment)	59,402
58,000	WH Group Ltd.(a) (Food Products)	46,697
3,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	21,854
6,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	42,596
26,800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	79,151
248,000	Xinyi Glass Holdings Ltd. (Auto Components)	293,559
17,544	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	47,205

		13,689,497

Shares	Description	Value
Common Stocks – (continued)
Hungary – 0.1%
26,476	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	$ 259,409
9,147	OTP Bank Nyrt (Banks)	344,057
6,492	Richter Gedeon Nyrt (Pharmaceuticals)	117,326

		720,792

India – 1.6%
9,970	Ambuja Cements Ltd. (Construction Materials)	33,578
1,148	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	15,958
18,062	Ashok Leyland Ltd. (Machinery)	29,794
1,540	Asian Paints Ltd. (Chemicals)	32,633
546	Aurobindo Pharma Ltd. (Pharmaceuticals)	4,714
895	Bajaj Auto Ltd. (Automobiles)	35,279
24,844	Balrampur Chini Mills Ltd. (Food Products)	26,621
15,871	Bata India Ltd. (Textiles, Apparel & Luxury Goods)	210,680
7,874	Bharat Forge Ltd. (Auto Components)	73,708
3,408	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	19,434
10,377	Bharti Airtel Ltd. (Wireless Telecommunication Services)	59,224
69	Bosch Ltd. (Auto Components)	18,854
503	Britannia Industries Ltd. (Food Products)	48,028
7,953	Cipla Ltd. (Pharmaceuticals)	74,403
4,456	Coal India Ltd. (Oil, Gas & Consumable Fuels)	16,985
12,596	Dabur India Ltd. (Personal Products)	77,486
6,865	Dewan Housing Finance Corp. Ltd. (Thrifts & Mortgage Finance)	60,260
53,004	Dish TV India Ltd.* (Media)	50,945
1,558	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	26,146
693	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	21,593
27	Eicher Motors Ltd. (Automobiles)	10,965
16,692	Escorts Ltd. (Machinery)	226,293
9,724	Federal Bank Ltd. (Banks)	12,660
166,671	Firstsource Solutions Ltd. (IT Services)	175,722
71,882	GAIL India Ltd. (Gas Utilities)	393,760
1,750	Godrej Consumer Products Ltd. (Personal Products)	33,645

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
6,302	Graphite India Ltd. (Electrical Equipment)	$ 93,473
1,352	Grasim Industries Ltd. (Construction Materials)	20,250
6,601	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	40,280
3,303	Havells India Ltd. (Electrical Equipment)	30,608
39,475	HCL Technologies Ltd. (IT Services)	556,112
20,718	HDFC Bank Ltd. ADR (Banks)	2,140,998
1,465	HEG Ltd. (Electrical Equipment)	92,153
333	Hero MotoCorp Ltd. (Automobiles)	16,012
29,069	Hindalco Industries Ltd. (Metals & Mining)	90,812
19,348	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	80,681
1,068	Hindustan Unilever Ltd. (Household Products)	27,003
999	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	29,091
509	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	9,656
24,006	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	57,752
16,144	Indraprastha Gas Ltd. (Gas Utilities)	71,700
7,302	Infosys Ltd. (IT Services)	145,016
48,777	Infosys Ltd. ADR (IT Services)	984,320
26,042	ITC Ltd. (Tobacco)	113,186
20,847	JSW Steel Ltd. (Metals & Mining)	100,705
12,726	Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure)	261,277
7,681	Jubilant Life Sciences Ltd. (Pharmaceuticals)	82,914
29,225	KPIT Cummins Infosystems Ltd. (Software)	126,955
1,595	Larsen & Toubro Ltd. (Construction & Engineering)	30,336
426	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	3,294
3,090	Lupin Ltd. (Pharmaceuticals)	37,179
14,191	Mahindra & Mahindra Ltd. (Automobiles)	194,049
7,587	Marico Ltd. (Personal Products)	40,348
322	Maruti Suzuki India Ltd. (Automobiles)	44,754
4,463	Mindtree Ltd. (IT Services)	60,799
1,528	Motherson Sumi Systems Ltd. (Auto Components)	7,192
67,485	National Aluminium Co. Ltd. (Metals & Mining)	60,785

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
62,389	NCC Ltd. (Construction & Engineering)	$ 84,484
411	Nestle India Ltd. (Food Products)	63,154
8,006	NIIT Technologies Ltd. (Software)	143,601
14,425	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	32,602
174,015	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	420,442
5,353	PC Jeweller Ltd. (Specialty Retail)	7,148
15,865	Phillips Carbon Black Ltd. (Chemicals)	59,227
68,064	Power Finance Corp. (Diversified Financial Services)	86,823
11,681	Power Grid Corp. of India Ltd. (Electric Utilities)	31,098
10,659	Radico Khaitan Ltd. (Beverages)	68,183
4,155	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	72,010
13,954	Reliance Infrastructure Ltd. (Electric Utilities)	81,446
33,927	Rural Electrification Corp. Ltd. (Diversified Financial Services)	58,013
26	Shree Cement Ltd. (Construction Materials)	6,458
7,318	Shriram Transport Finance Co. Ltd. (Consumer Finance)	147,705
6,073	State Bank of India* (Banks)	26,043
2,957	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	24,539
19,586	Tata Consultancy Services Ltd. (IT Services)	554,611
11,417	Tata Global Beverages Ltd. (Food Products)	41,220
57,408	Tata Global Beverages Ltd. GDR (Food Products)	207,265
5,179	Tata Motors Ltd.* (Automobiles)	19,593
3,881	Tata Steel Ltd. (Metals & Mining)	31,967
50,370	Tech Mahindra Ltd. (IT Services)	500,621
13,550	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	180,458
7,264	United Breweries Ltd. (Beverages)	115,784
3,940	United Spirits Ltd.* (Beverages)	33,807
670	UPL Ltd. (Chemicals)	6,303
7,329	Vedanta Ltd. (Metals & Mining)	23,830
422	Venky’s India Ltd. (Food Products)	13,695

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
22,897	Wipro Ltd. (IT Services)	$ 92,351

		10,673,539

Indonesia – 0.4%
476,402	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	63,035
15,800	Bank Central Asia Tbk PT (Banks)	25,504
757,400	Bank Mandiri Persero Tbk PT (Banks)	349,691
1,371,975	Bank Negara Indonesia Persero Tbk PT (Banks)	705,514
2,825,270	Bank Rakyat Indonesia Persero Tbk PT (Banks)	601,949
308,562	Bank Tabungan Negara Persero Tbk PT (Banks)	50,535
73,000	Charoen Pokphand Indonesia Tbk PT (Food Products)	22,904
304,634	Erajaya Swasembada Tbk PT (Electronic Equipment, Instruments & Components)	65,980
25,182	Gudang Garam Tbk PT (Tobacco)	131,356
85,900	Hanjaya Mandala Sampoerna Tbk PT (Tobacco)	22,914
4,100	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	4,023
26,100	Indofood CBP Sukses Makmur Tbk PT (Food Products)	15,805
32,258	Indofood Sukses Makmur Tbk PT (Food Products)	14,216
112,600	Perusahaan Gas Negara Persero Tbk (Gas Utilities)	13,299
118,100	Semen Indonesia Persero Tbk PT (Construction Materials)	62,317
1,697,200	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	420,852
9,100	Unilever Indonesia Tbk PT (Household Products)	27,312
66,039	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	161,790

		2,758,996

Ireland – 1.2%
11,921	Accenture PLC Class A (IT Services)	1,899,373
851	Allergan PLC (Pharmaceuticals)	156,661
6,505	Bank of Ireland Group PLC (Banks)	55,828
1,181	CRH PLC (Construction Materials)	40,393
3,192	DCC PLC (Industrial Conglomerates)	295,315
2,669	Eaton Corp. PLC (Electrical Equipment)	221,981
11,922	ICON PLC* (Life Sciences Tools & Services)	1,659,066

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
1,877	Ingersoll-Rand PLC (Machinery)	$ 184,903
4,206	Johnson Controls International PLC (Building Products)	157,767
2,015	Kerry Group PLC Class A (Food Products)	213,711
2,920	Kingspan Group PLC (Building Products)	135,624
2,885	Medtronic PLC (Health Care Equipment & Supplies)	260,314
775	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	84,507
3,502	Pentair PLC (Machinery)	156,364
2,780	Perrigo Co. PLC (Pharmaceuticals)	223,846
7,179	Ryanair Holdings PLC ADR* (Airlines)	756,667
4,973	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	261,679
8,436	Smurfit Kappa Group PLC (Containers & Packaging)	346,637
20,907	UDG Healthcare PLC (Health Care Providers & Services)	230,177
1,423	Willis Towers Watson PLC (Insurance)	226,855

		7,567,668

Israel – 0.3%
11,040	Bank Hapoalim BM (Banks)	78,078
8,781	Bank Leumi Le-Israel BM (Banks)	55,033
3,968	Check Point Software Technologies Ltd.* (Software)	447,075
30,197	Israel Chemicals Ltd. (Chemicals)	144,563
89,710	Israel Discount Bank Ltd. Class A (Banks)	283,599
12,887	Mizrahi Tefahot Bank Ltd. (Banks)	250,612
220	Nice Ltd.* (Software)	24,018
4,293	Orbotech Ltd.* (Electronic Equipment, Instruments & Components)	275,782
12,059	Plus500 Ltd. (Diversified Financial Services)	293,009
5,486	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	113,286
2,590	Wix.com Ltd.* (Internet Software & Services)	246,050

		2,211,105

Italy – 1.0%
17,792	Amplifon SpA (Health Care Providers & Services)	396,802
35,958	Anima Holding SpA(a) (Capital Markets)	192,740

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
5,654	Assicurazioni Generali SpA (Insurance)	$ 100,263
16,647	Autogrill SpA (Hotels, Restaurants & Leisure)	181,720
9,615	Buzzi Unicem SpA (Construction Materials)	211,479
7,384	Davide Campari-Milano SpA (Beverages)	62,200
26,801	Enel SpA (Electric Utilities)	149,306
5,561	Eni SpA (Oil, Gas & Consumable Fuels)	107,041
69,327	Hera SpA (Multi-Utilities)	229,926
42,962	Intesa Sanpaolo SpA (Banks)	131,663
104,059	Iren SpA (Multi-Utilities)	294,211
5,266	Leonardo SpA (Aerospace & Defense)	62,913
14,157	Luxottica Group SpA (Textiles, Apparel & Luxury Goods)	957,183
36,608	Mediobanca Banca di Credito Finanziario SpA (Banks)	379,063
2,590	Moncler SpA (Textiles, Apparel & Luxury Goods)	114,151
19,305	Poste Italiane SpA(a) (Insurance)	179,603
1,292	Prysmian SpA (Electrical Equipment)	33,004
31,261	Snam SpA (Oil, Gas & Consumable Fuels)	134,252
12,503	Societa Iniziative Autostradali e Servizi SpA (Transportation Infrastructure)	221,461
72,069	Telecom Italia SpA* (Diversified Telecommunication Services)	55,434
11,075	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	62,038
110,470	UniCredit SpA (Banks)	1,950,584
79,319	Unione di Banche Italiane SpA (Banks)	327,277

		6,534,314

Japan – 6.1%
4,300	AEON Co. Ltd. (Food & Staples Retailing)	87,371
900	AGC, Inc. (Building Products)	37,723
3,600	Air Water, Inc. (Chemicals)	65,809
3,000	Aisin Seiki Co. Ltd. (Auto Components)	139,926
2,200	Ajinomoto Co., Inc. (Food Products)	38,952
2,000	Alfresa Holdings Corp. (Health Care Providers & Services)	47,882
3,700	Amada Holdings Co. Ltd. (Machinery)	37,203
2,700	ANA Holdings, Inc. (Airlines)	99,147
1,900	Aozora Bank Ltd. (Banks)	71,000

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,100	Asahi Group Holdings Ltd. (Beverages)	$ 102,070
10,100	Asahi Kasei Corp. (Chemicals)	135,006
1,100	Asics Corp. (Textiles, Apparel & Luxury Goods)	17,901
3,200	Astellas Pharma, Inc. (Pharmaceuticals)	52,195
600	Bandai Namco Holdings, Inc. (Leisure Products)	24,005
900	Bridgestone Corp. (Auto Components)	35,502
1,400	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	28,559
1,500	Calbee, Inc. (Food Products)	49,759
2,500	Canon, Inc. (Technology Hardware, Storage & Peripherals)	81,111
2,000	Casio Computer Co. Ltd. (Household Durables)	32,724
200	Central Japan Railway Co. (Road & Rail)	41,656
4,000	Chubu Electric Power Co., Inc. (Electric Utilities)	61,735
700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	35,606
38,200	Citizen Watch Co. Ltd. (Electronic Equipment, Instruments & Components)	251,615
17,600	CMK Corp. (Electronic Equipment, Instruments & Components)	122,502
6,500	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	234,376
8,900	Concordia Financial Group Ltd. (Banks)	47,852
6,200	Cosmo Energy Holdings Co. Ltd. (Oil, Gas & Consumable Fuels)	218,808
2,200	Credit Saison Co. Ltd. (Consumer Finance)	34,345
500	CyberAgent, Inc. (Media)	26,271
2,100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	45,882
2,200	Dai-ichi Life Holdings, Inc. (Insurance)	41,539
3,600	Daicel Corp. (Chemicals)	39,663
2,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	111,989
300	Daikin Industries Ltd. (Building Products)	35,859
12,100	Daikyonishikawa Corp. (Auto Components)	179,813
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	33,514
700	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	25,526

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
7,200	Daiwa Securities Group, Inc. (Capital Markets)	$ 41,994
8,000	Denka Co. Ltd (Chemicals)	275,711
1,300	Denso Corp. (Auto Components)	64,305
4,800	DIC Corp. (Chemicals)	156,739
1,200	Don Quijote Holdings Co. Ltd. (Multiline Retail)	56,093
5,900	DTS Corp. (IT Services)	224,462
16,100	East Japan Railway Co. (Road & Rail)	1,505,867
5,900	Ebara Corp. (Machinery)	178,990
500	Eisai Co. Ltd. (Pharmaceuticals)	43,046
3,900	Eizo Corp. (Technology Hardware, Storage & Peripherals)	174,067
2,100	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	57,036
900	Ezaki Glico Co. Ltd. (Food Products)	41,684
600	FamilyMart UNY Holdings Co. Ltd. (Food & Staples Retailing)	55,992
5,500	FANUC Corp. (Machinery)	1,109,025
8,400	FCC Co. Ltd. (Auto Components)	246,814
15,000	Fuji Electric Co. Ltd. (Electrical Equipment)	110,805
1,200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	49,530
8,000	Fujitsu Ltd. (IT Services)	54,523
4,000	Fukuoka Financial Group, Inc. (Banks)	21,893
2,900	Hakuhodo DY Holdings, Inc. (Media)	44,530
3,000	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	127,325
1,300	Hankyu Hanshin Holdings, Inc. (Road & Rail)	51,772
27,600	Haseko Corp. (Household Durables)	366,245
7,200	Hino Motors Ltd. (Machinery)	81,347
210	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	25,605
900	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	65,881
8,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	55,926
2,100	Honda Motor Co. Ltd. (Automobiles)	64,114
500	Hoshizaki Corp. (Machinery)	50,360
2,200	Hoya Corp. (Health Care Equipment & Supplies)	132,384

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,400	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	$ 198,199
13,200	Inpex Corp. (Oil, Gas & Consumable Fuels)	144,921
6,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	73,717
3,900	Isuzu Motors Ltd. (Automobiles)	52,778
7,000	Itochu Corp. (Trading Companies & Distributors)	124,295
3,800	J. Front Retailing Co. Ltd. (Multiline Retail)	55,705
5,500	Jafco Co. Ltd. (Capital Markets)	201,355
41,000	Japan Airlines Co. Ltd. (Airlines)	1,513,492
500	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	23,793
6,400	Japan Lifeline Co. Ltd. (Health Care Providers & Services)	138,347
4,100	Japan Post Bank Co. Ltd. (Banks)	49,200
4,700	Japan Post Holdings Co. Ltd. (Insurance)	51,821
16	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	57,646
31	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	56,639
6,600	JFE Holdings, Inc. (Metals & Mining)	134,114
1,800	JGC Corp. (Construction & Engineering)	34,928
6,300	JSR Corp. (Chemicals)	121,135
3,800	JTEKT Corp. (Machinery)	55,107
11,000	Juki Corp. (Machinery)	114,692
23,700	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	173,754
25,000	K’s Holdings Corp. (Specialty Retail)	281,474
10,000	Kajima Corp. (Construction & Engineering)	78,023
7,000	Kanamoto Co. Ltd. (Trading Companies & Distributors)	218,268
7,000	Kaneka Corp. (Chemicals)	61,617
900	Kao Corp. (Personal Products)	65,747
1,500	KAWADA TECHNOLOGIES, Inc. (Construction & Engineering)	95,011
4,600	Kawasaki Heavy Industries Ltd. (Machinery)	135,254
60,100	KDDI Corp. (Wireless Telecommunication Services)	1,672,994
1,000	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	36,413
2,400	Keisei Electric Railway Co. Ltd. (Road & Rail)	79,914

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
40	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 242,614
1,700	Kewpie Corp. (Food Products)	42,279
3,110	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,645,091
800	Kikkoman Corp. (Food Products)	37,969
4,400	Kirin Holdings Co. Ltd. (Beverages)	112,646
800	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	66,784
7,100	Kobe Steel Ltd. (Metals & Mining)	69,972
400	Koito Manufacturing Co. Ltd. (Auto Components)	25,766
4,000	Komatsu Ltd. (Machinery)	118,192
6,600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	59,250
400	Kose Corp. (Personal Products)	76,671
5,200	Kuraray Co. Ltd. (Chemicals)	73,496
3,200	Kurita Water Industries Ltd. (Machinery)	93,602
500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	29,100
9,700	Kyowa Exeo Corp. (Construction & Engineering)	262,847
2,600	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	49,401
4,200	Kyudenko Corp. (Construction & Engineering)	168,232
3,600	Kyushu Electric Power Co., Inc. (Electric Utilities)	42,425
1,100	Lawson, Inc. (Food & Staples Retailing)	66,055
4,800	Lintec Corp. (Chemicals)	140,905
2,800	Lion Corp. (Household Products)	50,698
2,700	LIXIL Group Corp. (Building Products)	55,345
800	M3, Inc. (Health Care Technology)	30,505
16,800	Maeda Corp. (Construction & Engineering)	197,457
33,000	Makino Milling Machine Co. Ltd. (Machinery)	266,673
1,500	Makita Corp. (Machinery)	67,479
12,900	Marubeni Corp. (Trading Companies & Distributors)	98,487
2,000	Marui Group Co. Ltd. (Multiline Retail)	39,738
7,200	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	312,254
13,500	Maxell Holdings Ltd. (Technology Hardware, Storage & Peripherals)	222,713

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,400	Mazda Motor Corp. (Automobiles)	$ 42,426
4,500	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	33,264
217	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	159,525
67,700	Mebuki Financial Group, Inc. (Banks)	241,903
5,800	Medipal Holdings Corp. (Health Care Providers & Services)	117,934
47,500	Meidensha Corp. (Machinery)	178,766
400	MEIJI Holdings Co. Ltd. (Food Products)	31,455
3,500	MISUMI Group, Inc. (Machinery)	89,421
4,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	37,666
8,300	Mitsubishi Corp. (Trading Companies & Distributors)	232,010
3,200	Mitsubishi Electric Corp. (Electrical Equipment)	43,478
4,900	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	109,481
500	Mitsubishi Heavy Industries Ltd. (Machinery)	18,776
4,900	Mitsubishi Materials Corp. (Metals & Mining)	139,345
20,700	Mitsubishi Motors Corp. (Automobiles)	158,250
7,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	131,247
5,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	33,753
27,900	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	169,203
11,600	Mitsui & Co. Ltd. (Trading Companies & Distributors)	194,416
3,600	Mitsui Chemicals, Inc. (Chemicals)	96,959
6,300	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	249,516
2,200	Mitsui OSK Lines Ltd. (Marine)	57,085
27,600	Mizuho Financial Group, Inc. (Banks)	47,977
4,800	Morinaga Milk Industry Co. Ltd. (Food Products)	158,259
1,700	Nabtesco Corp. (Machinery)	53,072
2,900	Nagoya Railroad Co. Ltd. (Road & Rail)	72,787
1,400	Nankai Electric Railway Co. Ltd. (Road & Rail)	38,493
2,500	NEC Corp. (Technology Hardware, Storage & Peripherals)	69,452
6,900	Nexon Co. Ltd.* (Software)	99,420
2,900	NH Foods Ltd. (Food Products)	115,452

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,200	Nichiha Corp. (Building Products)	$ 117,777
10,200	Nichirei Corp. (Food Products)	237,119
8,400	Nikon Corp. (Household Durables)	141,800
3	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	16,702
1,200	Nippon Express Co. Ltd. (Road & Rail)	78,551
3,200	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	182,147
3,100	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	61,824
1,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	87,882
3,300	Nippon Yusen KK (Marine)	63,642
3,700	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	117,367
1,500	Nissan Chemical Corp. (Chemicals)	67,247
2,900	Nissan Motor Co. Ltd. (Automobiles)	27,431
3,300	Nisshin Seifun Group, Inc. (Food Products)	64,664
1,100	Nissin Foods Holdings Co. Ltd. (Food Products)	75,894
900	Nitori Holdings Co. Ltd. (Specialty Retail)	135,636
28	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	39,666
1,600	Nomura Research Institute Ltd. (IT Services)	76,892
5,200	NSK Ltd. (Machinery)	56,793
1,300	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	33,468
5,400	Obayashi Corp. (Construction & Engineering)	56,377
14,000	Oji Holdings Corp. (Paper & Forest Products)	83,070
500	Omron Corp. (Electronic Equipment, Instruments & Components)	22,629
4,500	Open House Co. Ltd. (Real Estate Management & Development)	246,755
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	54,367
800	ORIX Corp. (Diversified Financial Services)	12,958
3,000	Osaka Gas Co. Ltd. (Gas Utilities)	57,736
2,600	Otsuka Corp. (IT Services)	101,408
1,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	73,888

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,900	Panasonic Corp. (Household Durables)	$ 50,112
2,400	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Supplies)	101,674
2,400	Persol Holdings Co. Ltd. (Professional Services)	52,316
1,400	Pigeon Corp. (Household Products)	67,392
3,900	Recruit Holdings Co. Ltd. (Professional Services)	106,866
13,700	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	133,747
500	Rinnai Corp. (Household Durables)	43,303
1,400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	119,327
300	Ryohin Keikaku Co. Ltd. (Multiline Retail)	96,289
3,100	Sankyu, Inc. (Road & Rail)	163,373
2,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	41,816
6,200	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	293,108
10,900	SBI Holdings, Inc. (Capital Markets)	297,561
3,400	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	248,051
8,200	Sega Sammy Holdings, Inc. (Leisure Products)	130,835
3,500	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	63,184
14,800	Seino Holdings Co. Ltd. (Road & Rail)	258,490
2,800	Sekisui Chemical Co. Ltd. (Household Durables)	50,116
1,600	Sekisui House Ltd. (Household Durables)	27,273
1,800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	51,331
700	Shimamura Co. Ltd. (Specialty Retail)	65,503
4,900	Shimizu Corp. (Construction & Engineering)	51,285
3,500	Shinsei Bank Ltd. (Banks)	55,125
1,300	Shiseido Co. Ltd. (Personal Products)	95,772
6,800	Showa Denko KK (Chemicals)	324,333
2,700	Sogo Medical Co. Ltd. (Food & Staples Retailing)	53,247
600	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	27,521
35,500	Sojitz Corp. (Trading Companies & Distributors)	128,889

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
23,800	Sompo Holdings, Inc. (Insurance)	$ 967,330
1,800	Square Enix Co. Ltd. (Software)	85,103
3,200	Stanley Electric Co. Ltd. (Auto Components)	112,544
4,300	Sumida Corp. (Electronic Equipment, Instruments & Components)	46,370
10,000	Sumitomo Chemical Co. Ltd. (Chemicals)	57,587
5,500	Sumitomo Corp. (Trading Companies & Distributors)	90,567
4,000	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	77,626
1,000	Sumitomo Electric Industries Ltd. (Auto Components)	15,383
19,300	Sumitomo Forestry Co. Ltd. (Household Durables)	315,167
11,600	Sumitomo Heavy Industries Ltd. (Machinery)	404,129
3,700	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	133,003
21,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	865,193
5,400	Sumitomo Rubber Industries Ltd. (Auto Components)	89,497
700	Suntory Beverage & Food Ltd. (Beverages)	29,779
3,400	Sushiro Global Holdings Ltd. (Hotels, Restaurants & Leisure)	189,092
1,700	Suzuken Co. Ltd. (Health Care Providers & Services)	74,444
2,200	Suzuki Motor Corp. (Automobiles)	129,399
11,451	Sysmex Corp. (Health Care Equipment & Supplies)	1,085,856
1,900	T&D Holdings, Inc. (Insurance)	28,390
2,100	Taiheiyo Cement Corp. (Construction Materials)	66,355
1,100	Taisei Corp. (Construction & Engineering)	61,176
1,200	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	135,936
40,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,701,582
2,300	Teijin Ltd. (Chemicals)	42,957
900	Terumo Corp. (Health Care Equipment & Supplies)	49,443
9,800	The 77 Bank Ltd. (Banks)	236,026
1,200	The Bank of Kyoto Ltd. (Banks)	58,138
14,200	The Chiba Bank Ltd. (Banks)	101,366
6,200	The Chugoku Electric Power Co., Inc. (Electric Utilities)	81,582
3,200	The Kansai Electric Power Co., Inc. (Electric Utilities)	45,553
6,100	The Shizuoka Bank Ltd. (Banks)	56,379
1,200	THK Co. Ltd. (Machinery)	32,688

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,700	TIS, Inc. (IT Services)	$ 225,713
2,600	Tobu Railway Co. Ltd. (Road & Rail)	76,642
29,000	Toda Corp. (Construction & Engineering)	253,956
1,800	Toho Co. Ltd. (Media)	53,747
2,200	Toho Gas Co. Ltd. (Gas Utilities)	75,159
3,700	Tohoku Electric Power Co., Inc. (Electric Utilities)	47,119
15,300	Tokai Carbon Co. Ltd. (Chemicals)	280,756
5,500	Tokyo Electric Power Co. Holdings., Inc* (Electric Utilities)	26,355
300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	52,590
2,100	Tokyo Gas Co. Ltd. (Gas Utilities)	51,293
2,300	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	30,968
8,900	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	60,497
7,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	53,860
16,300	Toray Industries, Inc. (Chemicals)	126,322
6,100	Tosoh Corp. (Chemicals)	99,632
700	TOTO Ltd. (Building Products)	32,714
900	Towa Corp. (Semiconductors & Semiconductor Equipment)	8,867
2,300	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	42,414
1,400	Toyo Suisan Kaisha Ltd. (Food Products)	50,674
12,100	Toyo Tire & Rubber Co. Ltd. (Auto Components)	191,316
12,000	Toyota Boshoku Corp. (Auto Components)	223,159
700	Toyota Industries Corp. (Auto Components)	39,622
1,900	Toyota Motor Corp. (Automobiles)	124,889
2,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	75,203
1,800	Trend Micro, Inc. (Software)	106,356
4,900	Tsumura & Co. (Pharmaceuticals)	159,355
2,100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	258,329
3,900	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	153,766
47	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	73,081

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
900	West Japan Railway Co. (Road & Rail)	$ 62,919
400	Yakult Honsha Co. Ltd. (Food Products)	28,844
21,600	Yamada Denki Co. Ltd. (Specialty Retail)	107,139
2,300	Yamaha Corp. (Leisure Products)	107,625
4,200	Yamaha Motor Co. Ltd. (Automobiles)	110,880
2,000	Yamazaki Baking Co. Ltd. (Food Products)	49,734
900	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	29,764
5,500	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	101,531
2,900	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	51,579
4,600	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	202,449
9,500	Zeon Corp. (Chemicals)	107,630

		39,461,868

Lebanon* – 0.0%
4,193	Solidere GDR (Real Estate Management & Development)	30,693

Liberia – 0.1%
4,135	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	466,263

Luxembourg – 0.2%
2,904	Ado Properties SA(a) (Real Estate Management & Development)	165,659
4,554	ArcelorMittal (Metals & Mining)	145,956
62,922	B&M European Value Retail SA (Multiline Retail)	340,468
5,474	Subsea 7 SA (Energy Equipment & Services)	79,270
8,262	Tenaris SA (Energy Equipment & Services)	151,357
1,377	Ternium SA ADR (Metals & Mining)	49,916
1,818	Trinseo SA (Chemicals)	135,805

		1,068,431

Malaysia – 0.3%
44,200	AirAsia Group Bhd (Airlines)	38,798
14,454	Axiata Group Bhd (Wireless Telecommunication Services)	15,658
31,614	CIMB Group Holdings Bhd (Banks)	45,522

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
28,900	DiGi.Com Bhd (Wireless Telecommunication Services)	$ 32,385
29,300	Gamuda Bhd (Construction & Engineering)	27,933
132,509	Genting Bhd (Hotels, Restaurants & Leisure)	285,465
85,280	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	129,216
15,500	Hong Leong Bank Bhd (Banks)	72,908
3,400	IHH Healthcare Bhd (Health Care Providers & Services)	4,949
47,400	IJM Corp. Bhd (Construction & Engineering)	22,887
17,900	IOI Corp. Bhd (Food Products)	20,377
5,800	Kuala Lumpur Kepong Bhd (Food Products)	35,328
13,446	Malayan Banking Bhd (Banks)	32,486
46,055	Malaysia Airports Holdings Bhd (Transportation Infrastructure)	104,941
24,700	Maxis Bhd (Wireless Telecommunication Services)	35,245
22,100	MISC Bhd (Marine)	36,368
1,300	Nestle Malaysia Bhd (Food Products)	47,203
11,900	Petronas Chemicals Group Bhd (Chemicals)	26,172
4,300	Petronas Dagangan Bhd (Oil, Gas & Consumable Fuels)	28,602
4,500	Petronas Gas Bhd (Gas Utilities)	20,763
12,720	PPB Group Bhd (Food Products)	51,631
8,100	Public Bank Bhd (Banks)	47,979
24,800	RHB Bank Bhd (Banks)	33,224
162,554	Sime Darby Bhd (Industrial Conglomerates)	101,095
24,000	Sime Darby Plantation Bhd (Food Products)	31,050
24,000	Telekom Malaysia Bhd (Diversified Telecommunication Services)	23,427
15,000	Tenaga Nasional Berhad (Electric Utilities)	57,954
115,913	Top Glove Corp. BHD (Health Care Equipment & Supplies)	289,505
116,382	YTL Corp. Bhd (Multi-Utilities)	38,721

		1,737,792

Mexico – 0.9%
1,700	Alsea SAB de CV (Hotels, Restaurants & Leisure)	5,864
595,578	America Movil SAB de CV (Wireless Telecommunication Services)	510,329

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
26,778	America Movil SAB de CV ADR Class L (Wireless Telecommunication Services)	$ 458,172
8,200	Arca Continental SAB de CV (Beverages)	54,433
90,848	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Banks)	153,154
724,789	Cemex SAB de CV* (Construction Materials)	540,157
25,400	Concentradora Fibra Danhos SA de CV Class S (Equity Real Estate Investment Trusts (REITs))	41,771
81,917	Fibra Uno Administracion SA de CV (Equity Real Estate Investment Trusts (REITs))	117,968
19,600	Fomento Economico Mexicano SAB de CV (Beverages)	192,280
2,760	Gruma SAB de CV Class B (Food Products)	35,724
65,200	Grupo Bimbo SAB de CV Series A (Food Products)	138,742
85,494	Grupo Financiero Banorte SAB de CV Class O (Banks)	596,145
7,700	Grupo Mexico SAB de CV Series B (Metals & Mining)	24,210
19,832	Grupo Televisa SAB ADR (Media)	394,260
7,600	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	37,132
4,600	Megacable Holdings SAB de CV (Media)	22,136
80,341	Mexichem SAB de CV (Chemicals)	281,270
816,383	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,384,179

		5,987,926

Netherlands – 1.5%
9,557	Aalberts Industries NV (Machinery)	433,064
6,495	ABN AMRO Group NV(a) (Banks)	179,755
31,865	Aegon NV (Insurance)	210,055
13,751	Airbus SE* (Aerospace & Defense)	1,704,436
20,412	Akzo Nobel NV (Chemicals)	1,885,271
14,390	ASR Nederland NV (Insurance)	643,758
8,588	Core Laboratories NV (Energy Equipment & Services)	962,887
4,165	Euronext NV(a) (Capital Markets)	258,496
2,021	EXOR NV (Diversified Financial Services)	132,575
2,075	Ferrari NV (Automobiles)	275,400

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
6,538	Fiat Chrysler Automobiles NV* (Automobiles)	$ 111,481
1,782	Gemalto NV* (Software)	103,939
506	Heineken NV (Beverages)	51,127
36,026	ING Groep NV (Banks)	550,720
11,444	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	291,029
1,607	Koninklijke DSM NV (Chemicals)	171,274
12,527	Koninklijke KPN NV (Diversified Telecommunication Services)	36,218
2,626	Koninklijke Philips NV (Health Care Equipment & Supplies)	115,280
1,404	LyondellBasell Industries NV Class A (Chemicals)	155,549
6,017	NN Group NV (Insurance)	265,814
728	Randstad NV (Professional Services)	46,074
1,610	RELX NV (Professional Services)	35,015
702	Rhi Magnesita NV (Construction Materials)	44,891
8,336	Signify NV(a) (Electrical Equipment)	230,827
2,782	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	60,041
1,712	Wolters Kluwer NV (Professional Services)	103,095
17,813	Wright Medical Group NV* (Health Care Equipment & Supplies)	452,985

		9,511,056

New Zealand – 0.1%
32,730	Contact Energy Ltd. (Electric Utilities)	129,041
8,093	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	81,722
18,700	Fletcher Building Ltd. (Construction Materials)	89,613
16,998	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	36,402
126,511	Spark New Zealand Ltd. (Diversified Telecommunication Services)	334,038

		670,816

Norway – 0.2%
6,824	DNB ASA (Banks)	137,413
8,025	Entra ASA(a) (Real Estate Management & Development)	117,176
7,696	Equinor ASA (Oil, Gas & Consumable Fuels)	204,192

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
8,600	Marine Harvest ASA (Food Products)	$ 188,049
26,847	Norsk Hydro ASA (Metals & Mining)	153,136
17,246	Orkla ASA (Food Products)	145,932
2,809	Telenor ASA (Diversified Telecommunication Services)	54,950
2,798	Yara International ASA (Chemicals)	123,370

		1,124,218

Panama – 0.0%
3,867	Carnival Corp. (Hotels, Restaurants & Leisure)	229,081

Peru – 0.1%
3,570	Cia de Minas Buenaventura SAA ADR (Metals & Mining)	49,052
1,755	Credicorp Ltd. (Banks)	401,491

		450,543

Philippines – 0.1%
995	Ayala Corp. (Diversified Financial Services)	18,765
123,000	Ayala Land, Inc. (Real Estate Management & Development)	94,725
6,616	BDO Unibank, Inc. (Banks)	16,467
962	GT Capital Holdings, Inc. (Diversified Financial Services)	17,572
6,610	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	33,627
7,760	Manila Electric Co. (Electric Utilities)	55,525
440,500	Metro Pacific Investments Corp. (Diversified Financial Services)	39,099
11,684	Metropolitan Bank & Trust Co. (Banks)	16,234
10,340	SM Investments Corp. (Industrial Conglomerates)	185,315
141,800	SM Prime Holdings, Inc. (Real Estate Management & Development)	100,950
6,190	Universal Robina Corp. (Food Products)	14,926

		593,205

Poland – 0.4%
8,949	Bank Millennium SA* (Banks)	22,514
7,609	Bank Polska Kasa Opieki SA (Banks)	232,982
2,942	Bank Zachodni WBK SA (Banks)	295,055
249	CCC SA (Textiles, Apparel & Luxury Goods)	15,340
593	CD Projekt SA* (Software)	32,062

Shares	Description	Value
Common Stocks – (continued)
Poland – (continued)
4,231	Cyfrowy Polsat SA* (Media)	$ 27,515
2,145	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	38,320
5,230	Jastrzebska Spolka Weglowa SA* (Metals & Mining)	112,880
226	KGHM Polska Miedz SA (Metals & Mining)	5,979
11	LPP SA (Textiles, Apparel & Luxury Goods)	27,014
238	mBank SA (Banks)	27,858
11,610	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	31,248
8,553	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	216,913
17,286	Polskie Gornictwo Naftowe i Gazownictwo SA* (Oil, Gas & Consumable Fuels)	26,124
55,269	Powszechna Kasa Oszczednosci Bank Polski SA* (Banks)	630,712
56,102	Powszechny Zaklad Ubezpieczen SA (Insurance)	645,251
114,014	Tauron Polska Energia SA* (Electric Utilities)	70,219

		2,457,986

Portugal – 0.1%
31,663	EDP - Energias de Portugal SA (Electric Utilities)	129,179
8,826	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	181,270
2,956	Jeronimo Martins SGPS SA (Food & Staples Retailing)	43,924

		354,373

Russia – 0.2%
7,368	Aeroflot PJSC* (Airlines)	14,498
7,330	Gazprom PJSC (Oil, Gas & Consumable Fuels)	16,884
44,549	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	202,252
659,058	Inter Rao Ues PJSC* (Electric Utilities)	43,696
629	Lukoil PJSC (Oil, Gas & Consumable Fuels)	44,961
6,257	Lukoil PJSC ADR (Oil, Gas & Consumable Fuels)	447,375
867	Mail.Ru Group Ltd. GDR* (Internet Software & Services)	23,496
2,457	MegaFon PJSC GDR (Wireless Telecommunication Services)	23,464
146	MMC Norilsk Nickel PJSC (Metals & Mining)	25,436
6,939	Mobile Telesystems PJSC ADR (Wireless Telecommunication Services)	60,855

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
7,927	Novolipetsk Steel PJSC GDR (Metals & Mining)	$ 204,992
1,465	PhosAgro PJSC GDR (Chemicals)	19,294
6,730	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	45,144
2,599,426	RusHydro PJSC* (Electric Utilities)	28,269
9,270	Sberbank of Russia PJSC (Banks)	31,767
9,162	Sberbank of Russia PJSC ADR (Banks)	128,543
2,547	Severstal PJSC (Metals & Mining)	41,618
1,968	Severstal PJSC GDR (Metals & Mining)	32,118
9,600	Surgutneftegas PJSC (Oil, Gas & Consumable Fuels)	4,456
7,422	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	33,844
2,550	Tatneft PJSC (Oil, Gas & Consumable Fuels)	29,466
2,256	Uralkali PJSC GDR (Chemicals)	18,155
27,347,553	VTB Bank PJSC (Banks)	21,140

		1,541,723

Singapore – 0.4%
40,800	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	82,566
84,588	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts (REITs))	108,959
13,100	CapitaLand Ltd. (Real Estate Management & Development)	31,120
74,500	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	118,423
7,500	City Developments Ltd. (Real Estate Management & Development)	55,282
151,600	ComfortDelGro Corp. Ltd. (Road & Rail)	262,046
4,836	DBS Group Holdings Ltd. (Banks)	95,150
120,200	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	113,017
102,124	IGG, Inc. (Software)	132,341
15,200	Keppel Corp. Ltd. (Industrial Conglomerates)	76,834
279,121	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	332,415
207,200	Mapletree North Asia Commercial Trust (Equity Real Estate Investment Trusts (REITs))	175,308

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
6,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	$ 56,227
28,000	SATS Ltd. (Transportation Infrastructure)	106,907
14,300	Singapore Airlines Ltd. (Airlines)	103,766
7,000	Singapore Exchange Ltd. (Capital Markets)	38,317
1,900	Singapore Press Holdings Ltd. (Media)	4,068
18,000	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	45,288
79,000	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	107,026
3,569	United Overseas Bank Ltd. (Banks)	70,971
54,041	UOL Group Ltd. (Real Estate Management & Development)	285,339
9,700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	119,277
41,800	Wilmar International Ltd. (Food Products)	96,267

		2,616,914

South Africa – 0.8%
5,358	Absa Group Ltd. (Banks)	69,803
262	Anglo American Platinum Ltd. (Metals & Mining)	8,059
12,920	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	250,279
3,574	AVI Ltd. (Food Products)	29,721
10,664	Barloworld Ltd. (Trading Companies & Distributors)	102,642
11,660	Clicks Group Ltd. (Food & Staples Retailing)	171,134
8,308	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	81,863
34,585	Fortress REIT Ltd. Class A (Equity Real Estate Investment Trusts (REITs))	40,874
7,899	Gold Fields Ltd. (Metals & Mining)	28,987
149,160	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	296,224
3,948	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts (REITs))	30,789
391	Imperial Holdings Ltd. (Distributors)	6,340
4,341	Investec Ltd. (Capital Markets)	31,369
3,690	Kumba Iron Ore Ltd. (Metals & Mining)	81,639
1,469	Liberty Holdings Ltd. (Insurance)	12,885

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
1,761	Massmart Holdings Ltd. (Food & Staples Retailing)	$ 15,748
11,708	MMI Holdings Ltd. (Insurance)	15,107
15,449	Mondi Ltd. (Paper & Forest Products)	423,298
2,217	Mr Price Group Ltd. (Specialty Retail)	39,551
19,449	MTN Group Ltd. (Wireless Telecommunication Services)	169,194
7,176	Naspers Ltd. (Media)	1,766,506
937	Nedbank Group Ltd. (Banks)	19,390
13,983	Netcare Ltd. (Health Care Providers & Services)	28,677
270,121	Old Mutual Ltd.* (Insurance)	618,067
12,965	Pick n Pay Stores Ltd. (Food & Staples Retailing)	73,344
1,550	Pioneer Foods Group Ltd. (Food Products)	13,655
1,740	Rand Merchant Investment Holdings Ltd. (Insurance)	5,266
40,863	Redefine Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	32,988
2,461	Remgro Ltd. (Diversified Financial Services)	40,624
20,148	RMB Holdings Ltd. (Diversified Financial Services)	125,934
21,563	Sappi Ltd. (Paper & Forest Products)	154,109
755	Sasol Ltd. (Chemicals)	29,753
2,084	Shoprite Holdings Ltd. (Food & Staples Retailing)	34,467
13,076	Standard Bank Group Ltd. (Banks)	202,190
50,757	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	194,967
1,370	The Bidvest Group Ltd. (Industrial Conglomerates)	19,474
434	The Foschini Group Ltd. (Specialty Retail)	5,667
520	The SPAR Group Ltd. (Food & Staples Retailing)	7,566
2,036	Truworths International Ltd. (Specialty Retail)	12,648
3,232	Woolworths Holdings Ltd. (Multiline Retail)	12,556

		5,303,354

South Korea – 2.8%
9,199	Asiana Airlines, Inc.* (Airlines)	35,153
14,396	BS Financial Group, Inc. (Banks)	115,445
1,766	Celltrion, Inc.* (Biotechnology)	430,077
163	CJ CheilJedang Corp. (Food Products)	49,319
258	CJ Corp. (Industrial Conglomerates)	32,431

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
373	CJ ENM Co. Ltd. (Internet & Direct Marketing Retail)	$ 77,457
439	Daelim Industrial Co. Ltd. (Construction & Engineering)	30,803
1,207	DB Insurance Co. Ltd. (Insurance)	69,612
3,290	DGB Financial Group, Inc. (Banks)	27,544
4,523	Doosan Infracore Co. Ltd.* (Machinery)	40,849
221	E-MART, Inc. (Food & Staples Retailing)	43,205
1,331	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	37,793
757	GS Engineering & Construction Corp. (Construction & Engineering)	30,775
601	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	28,925
4,184	Hana Financial Group, Inc. (Banks)	168,229
861	Hankook Tire Co. Ltd. (Auto Components)	34,174
54	Hanmi Pharm Co. Ltd. (Pharmaceuticals)	20,532
764	Hanwha Chemical Corp. (Chemicals)	14,490
3,405	Hanwha Corp. (Industrial Conglomerates)	97,992
7,022	Hanwha Life Insurance Co. Ltd. (Insurance)	32,466
355	Himart Co. Ltd. (Specialty Retail)	24,517
2,048	Hotel Shilla Co. Ltd. (Specialty Retail)	183,132
359	Hyundai Department Store Co. Ltd. (Multiline Retail)	31,634
145	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	17,786
46	Hyundai Heavy Industries Holdings Co. Ltd.* (Machinery)	13,832
985	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	32,303
161	Hyundai Mobis Co. Ltd. (Auto Components)	32,819
322	Hyundai Motor Co. (Automobiles)	37,318
375	Hyundai Steel Co. (Metals & Mining)	18,073
26,831	Industrial Bank of Korea (Banks)	375,895
970	Kakao Corp. (Internet Software & Services)	97,808
630	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	14,631
13,553	KB Financial Group, Inc. (Banks)	651,404
4,002	KB Financial Group, Inc. ADR (Banks)	193,096

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
80	KCC Corp. (Building Products)	$ 24,253
2,899	Kia Motors Corp. (Automobiles)	82,188
1,201	Korea Electric Power Corp. (Electric Utilities)	35,688
6,612	Korea Gas Corp.* (Gas Utilities)	344,566
332	Korea Investment Holdings Co. Ltd. (Capital Markets)	21,270
50	Korea Zinc Co. Ltd. (Metals & Mining)	18,464
925	Korean Air Lines Co. Ltd. (Airlines)	24,224
7,130	Korean Reinsurance Co. (Insurance)	70,422
12,055	KT Corp. ADR (Diversified Telecommunication Services)	165,153
197	KT&G Corp. (Tobacco)	19,460
1,478	LG Chem Ltd. (Chemicals)	497,086
1,543	LG Corp. (Industrial Conglomerates)	104,013
1,129	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	21,404
3,724	LG Electronics, Inc. (Household Durables)	249,612
289	LG Household & Health Care Ltd. (Personal Products)	312,963
2,939	LG Uplus Corp. (Diversified Telecommunication Services)	40,462
327	Lotte Chemical Corp. (Chemicals)	105,314
102	Lotte Food Co. Ltd. (Food Products)	80,604
205	Lotte Shopping Co. Ltd. (Multiline Retail)	37,806
384	LS Corp. (Electrical Equipment)	25,799
230	Medy-Tox, Inc. (Biotechnology)	147,839
973	NAVER Corp. (Internet Software & Services)	624,270
1,433	NH Investment & Securities Co. Ltd. (Capital Markets)	16,720
362	OCI Co. Ltd. (Chemicals)	32,136
162	Orion Corp./Republic of Korea (Food Products)	19,334
2,336	POSCO (Metals & Mining)	687,521
1,627	PSK, Inc. (Semiconductors & Semiconductor Equipment)	34,171
405	S-1 Corp. (Commercial Services & Supplies)	31,389
487	S-Oil Corp. (Oil, Gas & Consumable Fuels)	51,151
1,150	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	383,724
163	Samsung C&T Corp. (Industrial Conglomerates)	18,032

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
342	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 47,077
57,550	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,388,914
2,325	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	2,387,880
221	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	53,970
342	Samsung Life Insurance Co. Ltd. (Insurance)	29,444
223	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	45,816
56	Samsung SDS Co. Ltd. (IT Services)	10,503
3,056	Samsung Securities Co. Ltd. (Capital Markets)	89,125
7,593	Shinhan Financial Group Co. Ltd. (Banks)	296,198
3,361	Shinhan Financial Group Co. Ltd. ADR (Banks)	131,818
800	Shinsegae International, Inc. (Specialty Retail)	123,475
959	Shinsegae, Inc. (Multiline Retail)	284,594
145	SK Holdings Co. Ltd. (Industrial Conglomerates)	34,179
24,345	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,881,634
2,981	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	529,445
984	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	219,914
59,312	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,470,344
18,244	Woori Bank (Banks)	275,757
107	Yuhan Corp. (Pharmaceuticals)	21,356

		17,790,000

Spain – 0.6%
828	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	36,275
623	Aena SME SA(a) (Transportation Infrastructure)	113,121
11,838	Amadeus IT Group SA (IT Services)	1,009,852
4,741	Banco Bilbao Vizcaya Argentaria SA (Banks)	34,731
5,792	Bankinter SA (Banks)	55,865
165,382	CaixaBank SA (Banks)	760,902
8,714	Ebro Foods SA (Food Products)	188,599

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
1,810	Enagas SA (Oil, Gas & Consumable Fuels)	$ 50,601
2,029	Endesa SA (Electric Utilities)	46,920
6,876	Ferrovial SA (Construction & Engineering)	141,927
7,670	Iberdrola SA (Electric Utilities)	59,634
13,456	Industria de Diseno Textil SA (Specialty Retail)	440,961
17,932	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	193,006
20,155	International Consolidated Airlines Group SA (Airlines)	187,577
26,322	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	388,817
4,820	Naturgy Energy Group SA (Gas Utilities)	130,568
7,922	Red Electrica Corp. SA (Electric Utilities)	167,908
8,117	Repsol SA (Oil, Gas & Consumable Fuels)	160,999
4,655	Telefonica SA (Diversified Telecommunication Services)	41,828

		4,210,091

Sweden – 0.7%
2,943	Alfa Laval AB (Machinery)	80,902
28,322	Atlas Copco AB Class A (Machinery)	811,040
6,238	Boliden AB (Metals & Mining)	185,691
29,564	Castellum AB (Real Estate Management & Development)	533,279
2,259	Electrolux AB Series B (Household Durables)	52,988
19,331	Hemfosa Fastigheter AB (Real Estate Management & Development)	265,488
15,670	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	955,077
5,372	Husqvarna AB Class B (Household Durables)	42,442
2,661	ICA Gruppen AB (Food & Staples Retailing)	88,225
3,033	Industrivarden AB Class C (Diversified Financial Services)	63,883
1,516	Investor AB Class B (Diversified Financial Services)	66,037
4,487	Kinnevik AB Class B (Diversified Financial Services)	154,863
7,855	Loomis AB Class B (Commercial Services & Supplies)	246,493
12,099	Mycronic AB (Electronic Equipment, Instruments & Components)	123,285

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
3,581	Sandvik AB (Machinery)	$ 65,481
2,359	Securitas AB Class B (Commercial Services & Supplies)	42,443
2,384	SKF AB Class B (Machinery)	48,944
4,113	Swedbank AB Class A (Banks)	97,261
3,169	Swedish Match AB (Tobacco)	173,241
11,113	Tele2 AB Class B (Wireless Telecommunication Services)	149,118
10,907	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	85,623
25,393	Telia Co. AB (Diversified Telecommunication Services)	122,145
16,928	Trelleborg AB Class B (Machinery)	352,484

		4,806,433

Switzerland – 2.9%
75,514	ABB Ltd. (Electrical Equipment)	1,733,466
761	Adecco Group AG (Professional Services)	46,784
16,736	Aryzta AG* (Food Products)	236,150
1,221	Baloise Holding AG (Insurance)	190,402
30	Barry Callebaut AG (Food Products)	51,110
613	Bucher Industries AG (Machinery)	198,616
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	80,103
12,211	Chubb Ltd. (Insurance)	1,706,121
8,576	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	751,076
8,227	Clariant AG* (Chemicals)	196,718
3,741	Coca-Cola HBC AG* (Beverages)	134,272
6,691	Credit Suisse Group AG* (Capital Markets)	107,608
576	Dufry AG* (Specialty Retail)	76,215
113	EMS-Chemie Holding AG (Chemicals)	72,475
1,160	Ferguson PLC (Trading Companies & Distributors)	91,481
78	Geberit AG (Building Products)	34,731
368	Georg Fischer AG (Machinery)	474,811
394	Givaudan SA (Chemicals)	922,237
22,223	Glencore PLC (Metals & Mining)	97,457
284	Helvetia Holding AG (Insurance)	167,851
150	Kuehne & Nagel International AG (Marine)	23,940
798	LafargeHolcim Ltd.* (Construction Materials)	40,693

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
2,586	Logitech International SA (Technology Hardware, Storage & Peripherals)	$ 113,731
17,133	Nestle SA (Food Products)	1,396,226
24,268	Novartis AG (Pharmaceuticals)	2,036,612
1,563	Pargesa Holding SA (Diversified Financial Services)	130,550
229	Partners Group Holding AG (Capital Markets)	173,780
1,200	PSP Swiss Property AG (Real Estate Management & Development)	112,969
5,921	Roche Holding AG (Pharmaceuticals)	1,454,472
160	Schindler Holding AG (Machinery)	37,260
20	SGS SA (Professional Services)	52,133
6,860	Sika AG (Chemicals)	974,040
716	Sonova Holding AG (Health Care Equipment & Supplies)	132,003
82	Straumann Holding AG (Health Care Equipment & Supplies)	63,675
423	Swiss Life Holding AG* (Insurance)	151,679
1,437	Swiss Prime Site AG* (Real Estate Management & Development)	131,690
35,147	Swiss Re AG (Insurance)	3,210,672
176	Swisscom AG (Diversified Telecommunication Services)	82,631
3,239	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	303,073
1,118	Temenos AG* (Software)	179,944
350	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	156,657
691	Valora Holding AG* (Specialty Retail)	212,438
3,242	Wizz Air Holdings PLC*(a) (Airlines)	147,484
1,251	Zurich Insurance Group AG (Insurance)	383,620

		19,071,656

Taiwan – 2.1%
43,000	Acer, Inc.* (Technology Hardware, Storage & Peripherals)	35,241
4,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	26,523
36,000	Airtac International Group (Machinery)	392,024
116,567	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	578,172

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
192,557	Asia Cement Corp. (Construction Materials)	$ 257,193
10,729	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	92,488
155,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	67,083
269,542	Cathay Financial Holding Co. Ltd. (Insurance)	464,851
10,200	Chailease Holding Co. Ltd. (Diversified Financial Services)	33,381
77,000	Chang Hwa Commercial Bank Ltd. (Banks)	45,570
8,040	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	18,225
90,000	China Development Financial Holding Corp. (Banks)	32,968
193,836	China Life Insurance Co. Ltd. (Insurance)	205,327
29,000	China Steel Corp. (Metals & Mining)	23,707
8,825	Chong Hong Construction Co. Ltd. (Real Estate Management & Development)	26,796
3,000	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	16,929
8,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	27,724
67,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	41,690
823,858	CTBC Financial Holding Co. Ltd. (Banks)	558,981
23,228	Darfon Electronics Corp. (Technology Hardware, Storage & Peripherals)	41,806
5,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	17,432
36,082	E.Sun Financial Holding Co. Ltd. (Banks)	25,181
3,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	34,566
27,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	33,496
60,000	Far Eastern New Century Corp. (Industrial Conglomerates)	64,071
1,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	2,373
78,000	First Financial Holding Co. Ltd. (Banks)	53,654

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
96,093	Formosa Chemicals & Fibre Corp. (Chemicals)	$ 379,100
7,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	27,589
10,000	Formosa Plastic Corp. (Chemicals)	36,824
67,732	Foxconn Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	168,336
400,570	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	664,563
97,631	Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	196,546
9,722	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	164,577
13,573	Grand Pacific Petrochemical (Chemicals)	12,708
236,989	HannStar Display Corp. (Electronic Equipment, Instruments & Components)	69,390
22,000	Highwealth Construction Corp. (Real Estate Management & Development)	34,029
26,458	Hiwin Technologies Corp. (Machinery)	252,773
85,000	Hon Hai Precision Industry Co. Ltd.* (Electronic Equipment, Instruments & Components)	233,153
53,563	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment, Instruments & Components)	295,486
10,000	HTC Corp.* (Technology Hardware, Storage & Peripherals)	17,646
83,000	Hua Nan Financial Holdings Co. Ltd. (Banks)	49,779
99,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	37,286
38,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	30,408
45,000	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	59,141
22,000	Macronix International* (Semiconductors & Semiconductor Equipment)	30,678
2,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	16,633
216,788	Mega Financial Holding Co. Ltd. (Banks)	193,115
86,712	Micro-Star International Co. Ltd. (Technology Hardware, Storage & Peripherals)	298,241

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
39,720	Nan Ya Plastics Corp. (Chemicals)	$ 110,370
82,398	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	211,995
9,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	43,583
77,691	Oriental Union Chemical Corp. (Chemicals)	84,190
15,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	33,417
33,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	36,301
14,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	39,670
3,000	President Chain Store Corp. (Food & Staples Retailing)	33,050
58,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	123,686
10,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	40,295
21,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	23,343
20,000	Ruentex Industries Ltd.* (Textiles, Apparel & Luxury Goods)	38,356
774,613	Shin Kong Financial Holding Co. Ltd. (Insurance)	294,262
4,246	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	24,680
30,980	Sino-American Silicon Products, Inc.* (Semiconductors & Semiconductor Equipment)	106,691
563,530	SinoPac Financial Holdings Co. Ltd. (Banks)	211,964
33,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	47,164
81,000	Taishin Financial Holding Co. Ltd. (Banks)	39,742
56,000	Taiwan Business Bank (Banks)	18,483
185,570	Taiwan Cement Corp. (Construction Materials)	238,794
90,000	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	55,036
2,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	6,896

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
130,893	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 1,046,582
64,643	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	2,663,938
8,513	TCI Co. Ltd. (Personal Products)	161,709
58,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	42,399
179,541	Uni-President Enterprises Corp. (Food Products)	474,921
106,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	60,704
233,175	Walsin Lihwa Corp. (Electrical Equipment)	158,882
7,553	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	86,018
50,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	32,667
61,000	Wistron Corp. (Technology Hardware, Storage & Peripherals)	47,196
39,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	54,172
4,865	Yageo Corp. (Electronic Equipment, Instruments & Components)	124,529
232,152	Yuanta Financial Holding Co. Ltd. (Capital Markets)	107,089

		13,408,227

Thailand – 0.6%
7,297	Advanced Info Service PCL (Wireless Telecommunication Services)	44,306
46,621	Advanced Info Service PCL ADR (Wireless Telecommunication Services)	277,395
5,100	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	30,966
102,900	Airports of Thailand PCL NVDR (Transportation Infrastructure)	205,102
7,475	Bangkok Bank PCL ADR (Banks)	231,762
78,500	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	62,537
18,200	Berli Jucker PCL NVDR (Food & Staples Retailing)	31,168
8,800	Bumrungrad Hospital PCL NVDR (Health Care Providers & Services)	48,034

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
73,300	Charoen Pokphand Foods PCL NVDR (Food Products)	$ 60,080
44,157	CP ALL PCL (Food & Staples Retailing)	99,617
23,400	CP ALL PCL NVDR (Food & Staples Retailing)	52,790
428,109	Home Product Center PCL	189,555
19,100	Indorama Ventures PCL NVDR (Chemicals)	34,216
510,200	IRPC PCL (Oil, Gas & Consumable Fuels)	98,994
61,109	Kiatnakin Bank PCL (Banks)	133,271
109,780	Krung Thai Bank PCL (Banks)	62,762
71,800	Krung Thai Bank PCL NVDR (Banks)	41,049
24,120	Krungthai Card PCL (Consumer Finance)	20,916
67,800	Minor International PCL NVDR (Hotels, Restaurants & Leisure)	77,525
49,791	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	206,727
23,600	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	97,985
59,575	PTT Global Chemical PCL (Chemicals)	146,647
32,800	PTT Global Chemical PCL NVDR (Chemicals)	80,739
360,549	PTT PCL (Oil, Gas & Consumable Fuels)	555,554
207,300	PTT PCL NVDR (Oil, Gas & Consumable Fuels)	319,424
1,066,889	Quality Houses PCL (Real Estate Management & Development)	111,601
80,200	Thai Beverage PCL (Beverages)	44,823
45,552	Thai Oil PCL (Oil, Gas & Consumable Fuels)	109,916
25,600	Thai Oil PCL NVDR (Oil, Gas & Consumable Fuels)	61,772
57,701	Thanachart Capital PCL (Banks)	88,998
15,860	The Siam Cement PCL (Construction Materials)	213,683
16,151	Tisco Financial Group PCL (Banks)	37,906
779,800	TMB Bank PCL NVDR (Banks)	53,972
37,859	Total Access Communication PCL (Wireless Telecommunication Services)	46,701
89,100	True Corp. PCL NVDR (Diversified Telecommunication Services)	16,741

		3,995,234

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – 0.2%
47,901	Akbank Turk AS (Banks)	$ 70,530
4,428	Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages)	18,625
794	BIM Birlesik Magazalar AS (Food & Staples Retailing)	11,412
61,124	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Equity Real Estate Investment Trusts (REITs))	21,907
27,938	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	62,694
13,873	Ford Otomotiv Sanayi AS (Automobiles)	166,177
142,947	Haci Omer Sabanci Holding AS (Diversified Financial Services)	246,785
8,847	KOC Holding AS (Industrial Conglomerates)	24,993
10,323	Petkim Petrokimya Holding AS (Chemicals)	9,332
26,359	Soda Sanayii AS (Chemicals)	34,264
31,896	Tekfen Holding AS (Construction & Engineering)	126,327
1,216	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	26,644
37,310	Turk Hava Yollari AO* (Airlines)	131,298
14,418	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	37,889
9,969	Turkiye Garanti Bankasi AS (Banks)	14,383
9,929	Turkiye Is Bankasi AS Class C (Banks)	10,269
65,655	Turkiye Vakiflar Bankasi TAO Class D (Banks)	55,023

		1,068,552

United Arab Emirates – 0.1%
21,296	Abu Dhabi Commercial Bank PJSC (Banks)	41,048
362,483	Aldar Properties PJSC (Real Estate Management & Development)	200,595
48,412	DAMAC Properties Dubai Co. PJSC (Real Estate Management & Development)	30,706
1,527	DP World Ltd. (Transportation Infrastructure)	35,121
42,018	Dubai Islamic Bank PJSC (Banks)	57,539
25,556	Emaar Malls PJSC (Real Estate Management & Development)	14,193
22,447	Emaar Properties PJSC (Real Estate Management & Development)	32,336

Shares	Description	Value
Common Stocks – (continued)
United Arab Emirates – (continued)
14,616	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	$ 69,074
23,024	First Abu Dhabi Bank PJSC (Banks)	85,248

		565,860

United Kingdom – 6.5%
12,038	3i Group PLC (Capital Markets)	149,509
15,027	Abcam PLC (Biotechnology)	291,367
8,057	Anglo American PLC (Metals & Mining)	182,377
1,505	Aon PLC (Insurance)	216,043
1,482	Aptiv PLC (Auto Components)	145,340
2,066	Ashtead Group PLC (Trading Companies & Distributors)	63,425
20,259	AstraZeneca PLC (Pharmaceuticals)	1,559,460
18,576	Auto Trader Group PLC(a) (Internet Software & Services)	103,614
209,694	Aviva PLC (Insurance)	1,374,275
5,301	Babcock International Group PLC (Commercial Services & Supplies)	49,690
6,839	BAE Systems PLC (Aerospace & Defense)	58,544
134,303	Balfour Beatty PLC (Construction & Engineering)	517,162
740,774	Barclays PLC (Banks)	1,884,384
18,078	Barratt Developments PLC (Household Durables)	126,617
28,706	Beazley PLC (Insurance)	211,302
10,049	Bellway PLC (Household Durables)	384,152
3,754	Berkeley Group Holdings PLC (Household Durables)	183,745
36,109	BHP Billiton PLC (Metals & Mining)	831,002
86,381	Boohoo Group PLC* (Internet & Direct Marketing Retail)	227,433
277,428	BP PLC (Oil, Gas & Consumable Fuels)	2,084,993
40,038	British American Tobacco PLC (Tobacco)	2,200,979
4,106	Bunzl PLC (Trading Companies & Distributors)	122,006
4,579	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	126,481
13,824	Burford Capital Ltd. (Capital Markets)	333,825
62,706	Cairn Energy PLC* (Oil, Gas & Consumable Fuels)	200,980
19,852	Carnival PLC (Hotels, Restaurants & Leisure)	1,152,358
12,101	Clinigen Healthcare Ltd.* (Life Sciences Tools & Services)	159,732

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
500,642	Cobham PLC* (Aerospace & Defense)	$ 820,805
3,488	Coca-Cola European Partners PLC (Beverages)	143,996
68,673	Compass Group PLC (Hotels, Restaurants & Leisure)	1,477,110
6,563	Computacenter PLC (IT Services)	134,920
17,905	Conviviality PLC* (Food & Staples Retailing)	—
3,093	Croda International PLC (Chemicals)	208,673
4,382	Dechra Pharmaceuticals PLC (Pharmaceuticals)	171,601
19,655	Diageo PLC (Beverages)	721,092
109,523	Direct Line Insurance Group PLC (Insurance)	494,151
48,625	DS Smith PLC (Containers & Packaging)	321,264
67,028	Experian PLC (Professional Services)	1,645,684
15,764	Ferroglobe PLC (Metals & Mining)	128,477
2,378	Genus PLC (Biotechnology)	89,559
41,613	GlaxoSmithKline PLC (Pharmaceuticals)	864,312
18,680	GVC Holdings PLC (Hotels, Restaurants & Leisure)	286,996
9,046	Halma PLC (Electronic Equipment, Instruments & Components)	166,874
15,855	Hammerson PLC (Equity Real Estate Investment Trusts (REITs))	108,433
5,269	Hargreaves Lansdown PLC (Capital Markets)	143,536
131,562	Hays PLC (Professional Services)	342,831
4,261	Hill & Smith Holdings PLC (Metals & Mining)	84,067
19,246	HSBC Holdings PLC (Banks)	184,305
37,031	Ibstock PLC(a) (Construction Materials)	119,309
3,620	IHS Markit Ltd.* (Professional Services)	191,969
27,440	Inchcape PLC (Distributors)	253,856
20,793	Informa PLC (Media)	215,383
1,925	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	118,813
26,580	Intermediate Capital Group PLC (Capital Markets)	369,867
1,249	Intertek Group PLC (Professional Services)	96,351
147,077	IQE PLC* (Semiconductors & Semiconductor Equipment)	191,315
78,028	J Sainsbury PLC (Food & Staples Retailing)	334,605
48,658	JD Sports Fashion PLC (Specialty Retail)	298,609
2,673	Johnson Matthey PLC (Chemicals)	131,693

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
11,533	Just Eat PLC* (Internet Software & Services)	$ 119,882
13,738	KAZ Minerals PLC* (Metals & Mining)	152,150
6,925	Keywords Studios PLC (IT Services)	165,648
45,491	Kingfisher PLC (Specialty Retail)	176,860
11,467	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	141,783
994,985	Lloyds Banking Group PLC (Banks)	815,567
39,464	Marks & Spencer Group PLC (Multiline Retail)	159,500
45,477	Micro Focus International PLC (Software)	742,068
4,296	Mondi PLC (Paper & Forest Products)	118,121
43,320	National Express Group PLC (Road & Rail)	229,435
14,239	National Grid PLC (Multi-Utilities)	152,115
2,337	Next PLC (Multiline Retail)	181,945
2,582	Nielsen Holdings PLC (Professional Services)	60,832
3,773	NMC Health PLC (Health Care Providers & Services)	187,670
26,245	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	171,329
24,171	Pearson PLC (Media)	292,761
12,948	Pennon Group PLC (Water Utilities)	127,769
3,857	Persimmon PLC (Household Durables)	125,447
125,719	Premier Oil PLC* (Oil, Gas & Consumable Fuels)	211,486
69,294	Prudential PLC (Insurance)	1,634,890
29,882	Redrow PLC (Household Durables)	210,663
124,621	Rentokil Initial PLC (Commercial Services & Supplies)	554,060
5,461	Rightmove PLC (Internet Software & Services)	348,884
4,416	Rio Tinto PLC (Metals & Mining)	242,442
90,185	Rolls-Royce Holdings PLC (Aerospace & Defense)	1,172,543
58,707	Royal Bank of Scotland Group PLC* (Banks)	196,326
10,335	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	354,148
46,547	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	1,630,411
39,110	Royal Mail PLC (Air Freight & Logistics)	240,626
18,363	RPC Group PLC (Containers & Packaging)	196,309
26,325	RSA Insurance Group PLC (Insurance)	222,644

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,905	Schroders PLC (Capital Markets)	$ 77,783
20,240	Segro PLC (Equity Real Estate Investment Trusts (REITs))	176,420
7,152	Sky PLC (Media)	142,892
10,439	Smith & Nephew PLC (Health Care Equipment & Supplies)	180,741
5,663	Smiths Group PLC (Industrial Conglomerates)	119,679
699	Spirax-Sarco Engineering PLC (Machinery)	63,676
78,805	SSE PLC (Electric Utilities)	1,291,331
31,445	SSP Group PLC (Hotels, Restaurants & Leisure)	281,380
23,887	Standard Chartered PLC (Banks)	215,397
84,324	Taylor Wimpey PLC (Household Durables)	193,512
17,757	Tesco PLC (Food & Staples Retailing)	60,640
25,130	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	217,647
1,629	The Weir Group PLC (Machinery)	41,744
7,296	Travis Perkins PLC (Trading Companies & Distributors)	114,495
12,080	United Utilities Group PLC (Water Utilities)	113,998
29,240	Vesuvius PLC (Machinery)	243,029
491,072	Vodafone Group PLC (Wireless Telecommunication Services)	1,199,669
73,648	William Hill PLC (Hotels, Restaurants & Leisure)	287,468
49,040	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	168,152

		42,327,218

United States – 34.3%
8,539	AAR Corp. (Aerospace & Defense)	404,834
4,638	Abbott Laboratories (Health Care Equipment & Supplies)	303,975
4,775	ABM Industries, Inc. (Commercial Services & Supplies)	148,980
15,101	ACCO Brands Corp. (Commercial Services & Supplies)	193,293
875	Adobe Systems, Inc.* (Software)	214,095
1,356	Advance Auto Parts, Inc. (Specialty Retail)	191,508
8,654	Aegion Corp.* (Construction & Engineering)	214,446
13,500	Aetna, Inc. (Health Care Providers & Services)	2,543,265

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
980	Affiliated Managers Group, Inc. (Capital Markets)	$ 156,810
7,108	Aflac, Inc. (Insurance)	330,806
3,905	Agilent Technologies, Inc. (Life Sciences Tools & Services)	257,886
8,888	Air Lease Corp. (Trading Companies & Distributors)	390,716
1,204	Air Products & Chemicals, Inc. (Chemicals)	197,661
5,916	Akamai Technologies, Inc.* (Internet Software & Services)	445,238
3,756	Alamo Group, Inc. (Machinery)	349,308
1,053	Albemarle Corp. (Chemicals)	99,193
488	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	62,191
1,081	Alexion Pharmaceuticals, Inc.* (Biotechnology)	143,730
357	Align Technology, Inc.* (Health Care Equipment & Supplies)	127,324
323	Alleghany Corp. (Insurance)	203,254
2,980	Allegiant Travel Co. (Airlines)	368,328
8,748	Alliant Energy Corp. (Electric Utilities)	375,902
11,428	Ally Financial, Inc. (Consumer Finance)	305,813
2,215	Alphabet, Inc. Class C* (Internet Software & Services)	2,696,231
112	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	199,073
5,470	AMC Networks, Inc. Class A* (Media)	329,786
3,230	Amdocs Ltd. (IT Services)	218,283
7,621	Ameren Corp. (Multi-Utilities)	472,959
2,930	American Electric Power Co., Inc. (Electric Utilities)	208,440
1,925	American Express Co. (Consumer Finance)	191,576
4,330	American International Group, Inc. (Insurance)	239,059
2,897	American Water Works Co., Inc. (Water Utilities)	255,660
10,988	Ameris Bancorp (Banks)	512,041
7,810	AMERISAFE, Inc. (Insurance)	490,468
25,856	AmerisourceBergen Corp. (Health Care Providers & Services)	2,115,796
3,354	AMETEK, Inc. (Electrical Equipment)	260,941
17,624	Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	337,852

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,146	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	$ 200,672
7,373	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	539,335
4,083	Andeavor (Oil, Gas & Consumable Fuels)	612,695
1,923	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	140,187
36,786	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	394,346
1,686	ANSYS, Inc.* (Software)	284,732
1,672	Anthem, Inc. (Health Care Providers & Services)	423,016
7,433	Apache Corp. (Oil, Gas & Consumable Fuels)	341,918
12,814	Arch Capital Group Ltd.* (Insurance)	391,596
5,691	Archer-Daniels-Midland Co. (Food Products)	274,648
6,090	Arconic, Inc. (Aerospace & Defense)	132,092
12,756	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	180,115
2,960	Arthur J. Gallagher & Co. (Insurance)	211,196
2,992	ASGN, Inc.* (Professional Services)	270,178
2,673	Aspen Insurance Holdings Ltd. (Insurance)	108,123
10,447	Assured Guaranty Ltd. (Insurance)	406,597
7,250	AT&T, Inc. (Diversified Telecommunication Services)	231,783
1,906	Autodesk, Inc.* (Software)	244,807
4,201	Autoliv, Inc. (Auto Components)	430,434
1,093	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	193,297
24,744	Axis Capital Holdings Ltd. (Insurance)	1,399,521
4,494	Balchem Corp. (Chemicals)	450,703
16,001	Bank of America Corp. (Banks)	494,111
7,326	BankUnited, Inc. (Banks)	284,688
4,695	Baxter International, Inc. (Health Care Equipment & Supplies)	340,153
8,090	BB&T Corp. (Banks)	411,053
721	Becton Dickinson & Co. (Health Care Equipment & Supplies)	180,517
5,060	Belden, Inc. (Electronic Equipment, Instruments & Components)	327,635
1,516	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	299,971

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,496	Best Buy Co., Inc. (Specialty Retail)	$ 337,335
6,717	Blackbaud, Inc. (Software)	670,424
197	BlackRock, Inc. (Capital Markets)	99,044
8,130	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	269,428
13,065	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	287,430
113	Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	229,245
1,991	Booz Allen Hamilton Holding Corp. (IT Services)	94,115
5,208	BorgWarner, Inc. (Auto Components)	239,672
4,125	Boston Scientific Corp.* (Health Care Equipment & Supplies)	138,641
8,395	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,861,759
2,061	Broadridge Financial Solutions, Inc. (IT Services)	232,852
13,224	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	404,390
6,243	Brown-Forman Corp. Class B (Beverages)	332,252
4,337	Bunge Ltd. (Food Products)	299,817
1,969	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	181,601
6,421	CA, Inc. (Software)	283,872
1,346	Cabot Corp. (Chemicals)	88,971
5,765	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	135,478
3,966	Cactus, Inc. Class A* (Energy Equipment & Services)	129,768
6,100	Cadence BanCorp (Banks)	166,103
4,549	Cadence Design Systems, Inc.* (Software)	200,565
10,618	Cambrex Corp.* (Life Sciences Tools & Services)	663,625
3,544	Campbell Soup Co. (Food Products)	144,950
4,988	Cantel Medical Corp. (Health Care Equipment & Supplies)	462,437
2,311	Capital One Financial Corp. (Consumer Finance)	217,974
16,520	Catalent, Inc.* (Pharmaceuticals)	688,884
613	Caterpillar, Inc. (Machinery)	88,149
11,852	Cathay General Bancorp (Banks)	492,925
598	Cboe Global Markets, Inc. (Capital Markets)	58,084
4,013	CBRE Group, Inc. Class A* (Real Estate Management & Development)	199,847
981	CDK Global, Inc. (Software)	61,263

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,148	CDW Corp. (Electronic Equipment, Instruments & Components)	$ 180,625
2,556	Celanese Corp. Series A (Chemicals)	301,889
5,592	Centene Corp.* (Health Care Providers & Services)	728,805
8,125	CenterPoint Energy, Inc. (Multi-Utilities)	231,400
6,893	Central Garden & Pet Co.* (Household Products)	297,571
4,911	Central Garden & Pet Co. Class A* (Household Products)	197,029
1,999	Cerner Corp.* (Health Care Technology)	124,098
3,605	Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	77,652
984	Chemed Corp. (Health Care Providers & Services)	310,974
5,258	Chevron Corp. (Oil, Gas & Consumable Fuels)	663,928
376	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	163,056
1,382	Church & Dwight Co., Inc. (Household Products)	77,254
6,592	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	208,637
11,770	Ciena Corp.* (Communications Equipment)	298,958
1,055	Cigna Corp. (Health Care Providers & Services)	189,288
1,478	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	145,731
3,006	Cincinnati Financial Corp. (Insurance)	227,344
1,263	Cintas Corp. (Commercial Services & Supplies)	258,258
6,578	Cisco Systems, Inc. (Communications Equipment)	278,184
4,384	CIT Group, Inc. (Banks)	232,045
3,058	Citigroup, Inc. (Banks)	219,840
14,682	Citizens Financial Group, Inc. (Banks)	584,050
2,053	Citrix Systems, Inc.* (Software)	225,768
3,884	CME Group, Inc. (Capital Markets)	618,022
9,308	CMS Energy Corp. (Multi-Utilities)	449,949
9,703	Cognizant Technology Solutions Corp. Class A (IT Services)	790,794
8,686	Cohen & Steers, Inc. (Capital Markets)	363,857
1,242	Colgate-Palmolive Co. (Household Products)	83,226
4,454	Columbia Banking System, Inc. (Banks)	182,302

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,014	Comcast Corp. Class A (Media)	$ 179,401
5,682	Comerica, Inc. (Banks)	550,813
3,628	Compass Minerals International, Inc. (Metals & Mining)	246,160
3,808	Conagra Brands, Inc. (Food Products)	139,792
4,460	Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	650,491
8,845	ConocoPhillips (Oil, Gas & Consumable Fuels)	638,344
4,900	Consolidated Edison, Inc. (Multi-Utilities)	386,757
1,998	Constellation Brands, Inc. Class A (Beverages)	420,040
5,003	Convergys Corp. (IT Services)	123,074
5,373	Cooper Tire & Rubber Co. (Auto Components)	153,399
3,467	Copart, Inc.* (Commercial Services & Supplies)	198,971
5,734	Corning, Inc. (Electronic Equipment, Instruments & Components)	190,254
194	CoStar Group, Inc.* (Professional Services)	80,675
13,489	Cotiviti Holdings, Inc.* (Health Care Technology)	602,149
9,831	Coty, Inc. Class A (Personal Products)	131,834
2,743	CSX Corp. (Road & Rail)	193,875
607	Cummins, Inc. (Machinery)	86,686
55,371	CVS Health Corp. (Health Care Providers & Services)	3,591,363
31,356	CYS Investments, Inc. (Mortgage Real Estate Investment Trusts (REITs))	229,212
9,421	D.R. Horton, Inc. (Household Durables)	411,698
2,781	Danaher Corp. (Health Care Equipment & Supplies)	285,275
2,453	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	262,324
3,013	DaVita, Inc.* (Health Care Providers & Services)	211,754
3,612	Delta Air Lines, Inc. (Airlines)	196,565
5,627	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	270,715
18,620	Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	386,924
2,336	Dollar General Corp. (Multiline Retail)	229,278
3,794	Dollar Tree, Inc.* (Multiline Retail)	346,316
3,998	Dover Corp. (Machinery)	331,754
2,339	DowDuPont, Inc. (Chemicals)	160,853

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
7,571	Dril-Quip, Inc.* (Energy Equipment & Services)	$ 390,285
3,852	DTE Energy Co. (Multi-Utilities)	418,096
3,458	Duke Energy Corp. (Electric Utilities)	282,242
7,946	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	231,388
2,338	DXC Technology Co. (IT Services)	198,122
3,699	Eastman Chemical Co. (Chemicals)	383,290
558	Ecolab, Inc. (Chemicals)	78,511
3,906	Edison International (Electric Utilities)	260,257
13,418	Education Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	554,968
1,755	Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	250,000
1,481	Eli Lilly & Co. (Pharmaceuticals)	146,338
3,187	Emerson Electric Co. (Electrical Equipment)	230,356
2,555	Energizer Holdings, Inc. (Household Products)	162,702
6,033	EnerSys (Electrical Equipment)	495,128
4,081	Engility Holdings, Inc.* (Aerospace & Defense)	141,203
12,129	Entercom Communications Corp. Class A (Media)	91,574
4,514	Entergy Corp. (Electric Utilities)	366,898
6,072	Envision Healthcare Corp.* (Health Care Providers & Services)	268,747
1,739	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	224,227
6,257	EPAM Systems, Inc.* (IT Services)	814,724
2,738	Equity Residential (Equity Real Estate Investment Trusts (REITs))	179,147
7,474	Essent Group Ltd.* (Thrifts & Mortgage Finance)	287,002
851	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	204,623
10,528	Everest Re Group Ltd. (Insurance)	2,298,789
5,080	Evergy, Inc. (Electric Utilities)	284,937
5,483	Eversource Energy (Electric Utilities)	332,928
13,777	Exelon Corp. (Electric Utilities)	585,522
6,995	ExlService Holdings, Inc.* (IT Services)	417,182
614	Expedia Group, Inc. (Internet & Direct Marketing Retail)	82,178

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,707	Expeditors International of Washington, Inc. (Air Freight & Logistics)	$ 282,362
3,988	Express Scripts Holding Co.* (Health Care Providers & Services)	316,886
11,705	Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	176,980
2,960	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	241,270
1,593	F5 Networks, Inc.* (Communications Equipment)	273,008
11,564	Facebook, Inc. Class A* (Internet Software & Services)	1,995,715
1,293	Fastenal Co. (Trading Companies & Distributors)	73,610
4,234	FCB Financial Holdings, Inc. Class A* (Banks)	215,934
1,060	FedEx Corp. (Air Freight & Logistics)	260,622
4,852	Ferro Corp.* (Chemicals)	109,267
17,993	Ferroglobe Representation & Warranty Insurance Trust(b) (Metals & Mining)	—
7,621	Fidelity National Financial, Inc. (Insurance)	308,651
2,153	Fidelity National Information Services, Inc. (IT Services)	222,039
19,281	Fifth Third Bancorp (Banks)	570,525
663	First Citizens BancShares, Inc. Class A (Banks)	269,722
3,785	First Merchants Corp. (Banks)	178,652
4,783	First Midwest Bancorp, Inc. (Banks)	127,563
4,058	FirstCash, Inc. (Consumer Finance)	329,510
17,097	FirstEnergy Corp. (Electric Utilities)	605,747
2,720	Fiserv, Inc.* (IT Services)	205,306
7,747	Five Below, Inc.* (Specialty Retail)	752,699
7,576	Ford Motor Co. (Automobiles)	76,063
3,477	Fortive Corp. (Machinery)	285,392
1,453	Fortune Brands Home & Security, Inc. (Building Products)	84,274
22,438	Forum Energy Technologies, Inc.* (Energy Equipment & Services)	295,060
4,954	Franklin Resources, Inc. (Capital Markets)	170,021
21,338	Freeport-McMoRan, Inc. (Metals & Mining)	352,077
3,857	Fresh Del Monte Produce, Inc. (Food Products)	140,009
4,347	FTI Consulting, Inc.* (Professional Services)	343,239
1,695	General Dynamics Corp. (Aerospace & Defense)	338,593

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
10,160	General Motors Co. (Automobiles)	$ 385,166
1,564	Genuine Parts Co. (Distributors)	152,193
3,018	GGP, Inc. (Equity Real Estate Investment Trusts (REITs))	64,344
13,697	Glacier Bancorp, Inc. (Banks)	584,862
4,072	Global Indemnity Ltd. (Insurance)	165,934
15,643	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	805,302
9,529	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,110,414
2,953	Granite Construction, Inc. (Construction & Engineering)	159,314
37,946	Graphic Packaging Holding Co. (Containers & Packaging)	551,355
1,131	Group 1 Automotive, Inc. (Specialty Retail)	79,159
7,455	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	85,807
6,026	Hanmi Financial Corp. (Banks)	150,951
3,140	Harris Corp. (Aerospace & Defense)	517,943
1,728	Hasbro, Inc. (Leisure Products)	172,126
7,734	HCP, Inc. (Equity Real Estate Investment Trusts (REITs))	200,311
12,236	Healthcare Services Group, Inc. (Commercial Services & Supplies)	492,621
18,364	Heartland Express, Inc. (Road & Rail)	352,405
2,615	Helen of Troy Ltd.* (Household Durables)	299,548
1,320	Henry Schein, Inc.* (Health Care Providers & Services)	104,821
5,650	Hess Corp. (Oil, Gas & Consumable Fuels)	370,809
27,245	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	420,663
6,749	Hibbett Sports, Inc.* (Specialty Retail)	154,890
1,998	Hillenbrand, Inc. (Machinery)	100,300
26,561	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,089,288
4,048	Hologic, Inc.* (Health Care Equipment & Supplies)	173,700
1,252	Honeywell International, Inc. (Industrial Conglomerates)	199,882
4,842	Hormel Foods Corp. (Food Products)	174,167
14,498	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	303,588

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
6,456	HP, Inc. (Technology Hardware, Storage & Peripherals)	$ 149,004
6,496	HubSpot, Inc.* (Software)	806,154
2,093	Humana, Inc. (Health Care Providers & Services)	657,579
783	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	182,478
3,373	Huron Consulting Group, Inc.* (Professional Services)	147,231
2,574	IAC/InterActiveCorp.* (Internet Software & Services)	379,021
4,370	IBERIABANK Corp. (Banks)	363,147
6,488	ICF International, Inc. (Professional Services)	477,841
3,965	ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,137,162
4,636	IDACORP, Inc. (Electric Utilities)	436,897
1,569	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	384,295
1,670	Ingredion, Inc. (Food Products)	169,171
6,118	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	307,552
7,682	Installed Building Products, Inc.* (Household Durables)	419,437
1,490	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	92,872
3,908	Intel Corp. (Semiconductors & Semiconductor Equipment)	187,975
3,228	Intercontinental Exchange, Inc. (Capital Markets)	238,581
1,189	International Flavors & Fragrances, Inc. (Chemicals)	157,852
869	Intuit, Inc. (Software)	177,485
659	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	334,897
2,149	IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	262,049
2,431	J.B. Hunt Transport Services, Inc. (Road & Rail)	291,477
13,233	Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	189,232
3,368	John Bean Technologies Corp. (Machinery)	372,501
513	Johnson & Johnson (Pharmaceuticals)	67,983
5,101	JPMorgan Chase & Co. (Banks)	586,360
7,374	Juniper Networks, Inc. (Communications Equipment)	194,231
4,066	Kansas City Southern (Road & Rail)	472,754

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,346	KapStone Paper & Packaging Corp. (Paper & Forest Products)	$ 185,934
1,206	Kellogg Co. (Food Products)	85,662
7,798	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	138,648
125,760	KKR & Co, Inc. (Capital Markets)	3,443,309
836	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	98,163
18,006	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	136,485
1,338	L3 Technologies, Inc. (Aerospace & Defense)	286,921
5,346	La-Z-Boy, Inc. (Household Durables)	163,053
3,295	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	577,745
966	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	184,158
3,247	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	233,459
2,432	LCI Industries (Auto Components)	223,622
1,910	Lear Corp. (Auto Components)	344,048
5,242	Lennar Corp. Class A (Household Durables)	273,999
5,363	LifePoint Health, Inc.* (Health Care Providers & Services)	347,522
5,570	Lincoln National Corp. (Insurance)	379,317
10,517	Lithia Motors, Inc. Class A (Specialty Retail)	936,539
4,457	LKQ Corp.* (Distributors)	149,399
4,740	Loews Corp. (Insurance)	240,697
4,571	LogMeIn, Inc. (Internet Software & Services)	370,480
3,311	M&T Bank Corp. (Banks)	573,962
10,135	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	211,112
10,217	Macy’s, Inc. (Multiline Retail)	405,921
32,210	Maiden Holdings Ltd. (Insurance)	280,227
24,925	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	526,416
4,409	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	356,379
402	Markel Corp.* (Insurance)	470,340
2,771	Marsh & McLennan Cos., Inc. (Insurance)	230,991
1,557	Masco Corp. (Building Products)	62,794
15,506	MasterCard, Inc. Class A (IT Services)	3,070,188

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
24,280	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	$ 813,380
6,694	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	409,271
2,643	MAXIMUS, Inc. (IT Services)	171,293
659	McCormick & Co., Inc. (Food Products)	77,459
802	McDonald’s Corp. (Hotels, Restaurants & Leisure)	126,347
28,482	McKesson Corp. (Health Care Providers & Services)	3,577,339
7,319	Medidata Solutions, Inc.* (Health Care Technology)	543,875
2,436	Merck & Co., Inc. (Pharmaceuticals)	160,459
13,465	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	246,410
2,907	MetLife, Inc. (Insurance)	132,966
1,623	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	961,644
34,855	MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	280,583
8,372	MGM Resorts International (Hotels, Restaurants & Leisure)	262,630
9,176	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	484,401
2,183	Microsoft Corp. (Software)	231,573
1,221	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	123,052
3,544	Minerals Technologies, Inc. (Chemicals)	267,926
7,605	Mobile Mini, Inc. (Commercial Services & Supplies)	324,353
1,071	Mohawk Industries, Inc.* (Household Durables)	201,734
2,580	Molson Coors Brewing Co. Class B (Beverages)	172,860
4,590	Mondelez International, Inc. Class A (Food Products)	199,114
4,443	Monster Beverage Corp.* (Beverages)	266,669
615	Moody’s Corp. (Capital Markets)	105,239
3,797	Morgan Stanley (Capital Markets)	191,976
3,905	Motorola Solutions, Inc. (Communications Equipment)	473,676
1,755	MSCI, Inc. (Capital Markets)	291,663
2,147	Nasdaq, Inc. (Capital Markets)	196,236
9,846	National General Holdings Corp. (Insurance)	271,553

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,939	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 369,635
92,076	National Oilwell Varco, Inc. (Energy Equipment & Services)	4,476,735
28,044	Navient Corp. (Consumer Finance)	370,461
9,494	Navigant Consulting, Inc.* (Professional Services)	206,589
5,852	NCR Corp.* (Technology Hardware, Storage & Peripherals)	163,388
2,696	Nektar Therapeutics* (Pharmaceuticals)	141,810
7,803	Nelnet, Inc. Class A (Consumer Finance)	458,660
6,774	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	525,120
2,726	NETGEAR, Inc.* (Communications Equipment)	179,507
15,983	Newmont Mining Corp. (Metals & Mining)	586,256
5,630	NextEra Energy, Inc. (Electric Utilities)	943,250
5,131	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	394,625
11,482	NiSource, Inc. (Multi-Utilities)	300,599
4,314	NMI Holdings, Inc.* (Thrifts & Mortgage Finance)	90,163
9,276	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	334,771
1,297	Norfolk Southern Corp. (Road & Rail)	219,193
15,340	Northern Trust Corp. (Capital Markets)	1,675,435
1,179	Northrop Grumman Corp. (Aerospace & Defense)	354,278
8,484	NorthWestern Corp. (Multi-Utilities)	503,356
5,897	Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	295,027
1,895	Nucor Corp. (Metals & Mining)	126,832
1,018	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	249,267
70	NVR, Inc.* (Household Durables)	193,160
10,294	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	863,975
119,500	Oracle Corp. (Software)	5,697,760
9,265	Owens-Illinois, Inc.* (Containers & Packaging)	173,070
4,497	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	414,264

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
14,010	Pacific Premier Bancorp, Inc.* (Banks)	$ 518,370
1,228	Packaging Corp. of America (Containers & Packaging)	138,641
18,309	Parker-Hannifin Corp. (Machinery)	3,095,136
7,157	Patrick Industries, Inc.* (Building Products)	438,366
2,310	Paychex, Inc. (IT Services)	159,436
709	Peapack Gladstone Financial Corp. (Banks)	23,312
11,452	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	441,475
669	PepsiCo, Inc. (Beverages)	76,935
18,885	Performance Food Group Co.* (Food & Staples Retailing)	677,027
5,240	Pfizer, Inc. (Pharmaceuticals)	209,233
6,974	PG&E Corp. (Electric Utilities)	300,440
4,695	Phillips 66 (Oil, Gas & Consumable Fuels)	579,081
3,799	Pinnacle West Capital Corp. (Electric Utilities)	305,554
15,923	PolyOne Corp. (Chemicals)	714,147
1,754	Portland General Electric Co. (Electric Utilities)	79,561
5,863	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	419,204
8,604	PPL Corp. (Electric Utilities)	247,537
11,310	PQ Group Holdings, Inc.* (Chemicals)	203,806
12,595	PRA Group, Inc.* (Consumer Finance)	493,724
1,176	Praxair, Inc. (Chemicals)	196,980
1,231	Preferred Bank (Banks)	76,617
17,350	Primoris Services Corp. (Construction & Engineering)	468,623
959	Principal Financial Group, Inc. (Insurance)	55,699
4,488	ProAssurance Corp. (Insurance)	185,354
6,412	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	420,755
3,785	Proofpoint, Inc.* (Software)	431,679
795	Prudential Financial, Inc. (Insurance)	80,223
8,102	Public Service Enterprise Group, Inc. (Multi-Utilities)	417,739
3,016	PVH Corp. (Textiles, Apparel & Luxury Goods)	463,016
47,559	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,888,424
10,273	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	439,171
2,340	Quest Diagnostics, Inc. (Health Care Providers & Services)	252,065

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
8,620	Qurate Retail, Inc.* (Internet & Direct Marketing Retail)	$ 183,520
8,029	Radian Group, Inc. (Thrifts & Mortgage Finance)	153,755
1,914	Raymond James Financial, Inc. (Capital Markets)	175,303
2,760	Raytheon Co. (Aerospace & Defense)	546,563
3,933	RBC Bearings, Inc.* (Machinery)	571,780
9,835	Realogy Holdings Corp. (Real Estate Management & Development)	215,091
2,499	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	139,369
1,106	Red Hat, Inc.* (Software)	156,200
35,694	Regions Financial Corp. (Banks)	664,265
3,296	Republic Services, Inc. (Commercial Services & Supplies)	238,894
3,497	ResMed, Inc. (Health Care Equipment & Supplies)	369,913
471	Rockwell Automation, Inc. (Electrical Equipment)	88,341
1,805	Rockwell Collins, Inc. (Aerospace & Defense)	250,877
1,816	Rogers Corp.* (Electronic Equipment, Instruments & Components)	211,691
1,165	Roper Technologies, Inc. (Industrial Conglomerates)	351,713
4,000	Ross Stores, Inc. (Specialty Retail)	349,720
7,180	S&P Global, Inc. (Capital Markets)	1,439,159
2,507	salesforce.com, Inc.* (Software)	343,835
3,139	Scholastic Corp. (Media)	131,085
6,128	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	254,251
2,545	Sealed Air Corp. (Containers & Packaging)	112,158
5,319	Select Medical Holdings Corp.* (Health Care Providers & Services)	110,635
3,767	Sempra Energy (Multi-Utilities)	435,428
1,375	ServiceNow, Inc.* (Software)	241,945
13,193	Silgan Holdings, Inc. (Containers & Packaging)	362,939
5,724	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	545,211
41,165	Sirius XM Holdings, Inc. (Media)	288,978
6,127	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	169,840

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
38,319	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	$ 3,624,211
1,796	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	185,186
58,946	SLM Corp.* (Consumer Finance)	665,500
1,124	Snap-on, Inc. (Machinery)	190,619
7,780	Southern Copper Corp. (Metals & Mining)	384,021
17,205	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	470,041
1,552	Standard Motor Products, Inc. (Auto Components)	75,644
1,315	Stanley Black & Decker, Inc. (Machinery)	196,553
1,471	Starbucks Corp. (Hotels, Restaurants & Leisure)	77,066
14,048	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	320,856
39,731	State Street Corp. (Capital Markets)	3,508,645
7,433	Steel Dynamics, Inc. (Metals & Mining)	350,020
6,937	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	374,945
13,720	Stifel Financial Corp. (Capital Markets)	756,384
1,045	Stryker Corp. (Health Care Equipment & Supplies)	170,596
9,527	Sun Hydraulics Corp. (Machinery)	495,976
24,391	SunCoke Energy, Inc.* (Metals & Mining)	278,301
5,683	SunTrust Banks, Inc. (Banks)	409,574
11,916	Superior Energy Services, Inc.* (Energy Equipment & Services)	117,253
8,450	Sykes Enterprises, Inc.* (IT Services)	250,627
16,879	Syneos Health, Inc.* (Life Sciences Tools & Services)	831,713
1,833	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	176,830
3,886	Synopsys, Inc.* (Software)	347,525
1,344	Sysco Corp. (Food & Staples Retailing)	90,330
5,489	T-Mobile US, Inc.* (Wireless Telecommunication Services)	329,340
1,639	T. Rowe Price Group, Inc. (Capital Markets)	195,172
5,438	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	256,239
4,836	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	246,975
7,883	Target Corp. (Multiline Retail)	636,000

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
23,686	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	$ 1,024,419
6,365	Tetra Tech, Inc. (Commercial Services & Supplies)	386,992
6,724	Texas Capital Bancshares, Inc.* (Banks)	610,539
2,489	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	277,075
11,027	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	692,937
4,631	Textron, Inc. (Aerospace & Defense)	316,158
3,389	The Allstate Corp. (Insurance)	322,362
55,550	The Bank of New York Mellon Corp. (Capital Markets)	2,970,258
867	The Boeing Co. (Aerospace & Defense)	308,912
1,740	The Clorox Co. (Household Products)	235,196
1,655	The Coca-Cola Co. (Beverages)	77,173
1,223	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	318,591
2,694	The Estee Lauder Cos., Inc. Class A (Personal Products)	363,528
1,985	The Hanover Insurance Group, Inc. (Insurance)	248,959
6,027	The Hartford Financial Services Group, Inc. (Insurance)	317,623
1,743	The Hershey Co. (Food Products)	171,180
1,139	The Home Depot, Inc. (Specialty Retail)	224,975
3,231	The Interpublic Group of Cos., Inc. (Media)	72,859
1,980	The J.M. Smucker Co. (Food Products)	220,018
3,070	The Kraft Heinz Co. (Food Products)	184,968
8,271	The Kroger Co. (Food & Staples Retailing)	239,859
2,046	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	120,837
8,324	The Mosaic Co. (Chemicals)	250,636
2,062	The Navigators Group, Inc. (Insurance)	124,442
4,546	The PNC Financial Services Group, Inc. (Banks)	658,397
1,674	The Procter & Gamble Co. (Household Products)	135,393
3,137	The Progressive Corp. (Insurance)	188,251
13,131	The Southern Co. (Electric Utilities)	638,167

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,133	The TJX Cos., Inc. (Specialty Retail)	$ 110,196
1,386	The Travelers Cos., Inc. (Insurance)	180,374
1,962	The Walt Disney Co. (Media)	222,805
2,505	The Western Union Co. (IT Services)	50,501
1,466	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	343,821
3,966	Tiffany & Co. (Specialty Retail)	545,563
2,685	Torchmark Corp. (Insurance)	236,468
3,288	Total System Services, Inc. (IT Services)	300,984
2,184	Tractor Supply Co. (Specialty Retail)	170,439
7,805	TTEC Holdings, Inc. (IT Services)	250,931
4,659	Tupperware Brands Corp. (Household Durables)	171,032
6,836	Tutor Perini Corp.* (Construction & Engineering)	126,466
5,869	Twenty-First Century Fox, Inc. Class A (Media)	264,105
17,580	Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	272,490
8,040	Tyson Foods, Inc. Class A (Food Products)	463,506
4,282	U.S. Bancorp (Banks)	226,989
3,552	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	136,681
449	Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	109,731
1,710	Union Pacific Corp. (Road & Rail)	256,312
9,870	United Bankshares, Inc. (Banks)	364,696
19,917	United Parcel Service, Inc. Class B (Air Freight & Logistics)	2,387,849
814	United Rentals, Inc.* (Trading Companies & Distributors)	121,123
693	United Technologies Corp. (Aerospace & Defense)	94,068
864	UnitedHealth Group, Inc. (Health Care Providers & Services)	218,782
3,012	Universal Corp. (Tobacco)	208,129
11,962	Universal Forest Products, Inc. (Building Products)	440,680
2,362	Universal Health Services, Inc. Class B (Health Care Providers & Services)	288,400
4,516	Unum Group (Insurance)	179,421
6,804	US Ecology, Inc. (Commercial Services & Supplies)	461,311

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,411	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	$ 522,042
13,657	Valvoline, Inc. (Chemicals)	308,512
1,538	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	177,562
2,728	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	153,805
1,717	VeriSign, Inc.* (Internet Software & Services)	249,360
3,179	Verisk Analytics, Inc.* (Professional Services)	351,661
1,625	Verizon Communications, Inc. (Diversified Telecommunication Services)	83,915
2,627	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	101,271
4,250	VF Corp. (Textiles, Apparel & Luxury Goods)	391,297
7,698	Viacom, Inc. Class B (Media)	223,627
21,091	Visa, Inc. Class A (IT Services)	2,883,983
1,063	W.W. Grainger, Inc. (Trading Companies & Distributors)	368,393
3,057	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	206,714
6,208	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	367,886
7,046	Walmart, Inc. (Food & Staples Retailing)	628,715
8,147	Washington Federal, Inc. (Thrifts & Mortgage Finance)	273,332
2,053	Waste Management, Inc. (Commercial Services & Supplies)	184,770
658	Waters Corp.* (Life Sciences Tools & Services)	129,804
1,905	WD-40 Co. (Household Products)	305,086
8,889	Webster Financial Corp. (Banks)	573,607
8,345	WEC Energy Group, Inc. (Multi-Utilities)	553,858
2,990	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	187,174
7,366	WESCO International, Inc.* (Trading Companies & Distributors)	449,326
4,099	WestRock Co. (Containers & Packaging)	237,660
956	Whirlpool Corp. (Household Durables)	125,332
201	White Mountains Insurance Group Ltd. (Insurance)	183,519
9,410	WildHorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	206,361

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
11,074	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	$ 391,798
15,735	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	437,905
6,689	Worldpay, Inc. Class A* (IT Services)	549,769
1,236	Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	57,004
1,691	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	282,025
7,991	Xcel Energy, Inc. (Electric Utilities)	374,458
1,903	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	137,149
5,717	XL Group Ltd. (Insurance)	321,467
3,503	XPO Logistics, Inc.* (Air Freight & Logistics)	349,319
3,246	Xylem, Inc. (Machinery)	248,514
2,389	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	189,424
1,676	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	210,372
6,716	Zions Bancorporation (Banks)	347,217
2,314	Zoetis, Inc. (Pharmaceuticals)	200,115

		221,344,214

TOTAL COMMON STOCKS (Cost $482,749,167)		$542,717,779

Preferred Stocks – 0.7%
Brazil – 0.2%
4,726	Banco Bradesco SA (Banks)	$ 38,442
22,900	Banco do Estado do Rio Grande do Sul SA (Banks)	95,973
7,500	Bradespar SA (Metals & Mining)	65,103
2,100	Braskem SA Class A (Chemicals)	30,611
1,200	Cia Brasileira de Distribuicao (Food & Staples Retailing)	26,585
8,366	Cia Energetica de Minas Gerais (Electric Utilities)	18,344
9,200	Gerdau SA (Metals & Mining)	40,886
2,700	Itau Unibanco Holding SA (Banks)	32,371
69,800	Itausa - Investimentos Itau SA (Banks)	193,780
91,400	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	480,220
15,670	Telefonica Brasil SA (Diversified Telecommunication Services)	171,425

		1,193,740

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Preferred Stocks – (continued)
Chile – 0.0%
14,895	Embotelladora Andina SA (Beverages)	$ 62,056
539	Sociedad Quimica y Minera de Chile SA (Chemicals)	26,036

		88,092

Colombia – 0.0%
2,018	Bancolombia SA (Banks)	23,179
11,947	Grupo Aval Acciones y Valores SA (Banks)	4,732

		27,911

Germany – 0.5%
1,240	FUCHS PETROLUB SE (Chemicals)	70,009
236	Henkel AG & Co. KGaA (Household Products)	29,615
779	Porsche Automobil Holding SE (Automobiles)	52,692
15,587	Volkswagen AG (Automobiles)	2,777,014

		2,929,330

Russia – 0.0%
13	Transneft PJSC (Oil, Gas & Consumable Fuels)	33,835

TOTAL PREFERRED STOCKS – 0.7% (Cost $3,606,329)		$ 4,272,908

Exchange Traded Funds – 10.9%
14,369	iShares MSCI Emerging Markets ETF	644,593
270,749	Vanguard S&P 500 ETF	69,961,542

TOTAL EXCHANGE TRADED FUNDS (Cost $68,082,617)		$ 70,606,135

Shares	Distribution Rate	Value
Investment Company(c) – 2.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,283,802	1.832%	$ 14,283,802
(Cost $14,283,802)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.1%
Repurchase Agreements – 0.1%
Joint Repurchase Agreement Account II
$ 500,000	1.930%	08/01/18	$ 500,000
(Cost $500,000)

TOTAL INVESTMENTS – 97.9% (Cost $569,221,915)			$632,380,624

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			13,605,815

NET ASSETS – 100.0%			$645,986,439

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,000,828, which represents approximately 0.6% of the Fund’s net assets as of July 31, 2018. The liquidity determination is unaudited.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

(d)	Joint repurchase agreement was entered into on July 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	NZD	6,740	USD	4,589	$4,594	09/20/18	$5
	USD	2,914,040	AUD	3,825,125	2,842,449	09/20/18	71,590
	USD	3,364,303	CHF	3,285,080	3,332,130	09/20/18	32,173
	USD	966,596	DKK	6,069,315	956,238	09/20/18	10,359
	USD	15,037,557	EUR	12,640,660	14,837,633	09/20/18	199,924
	USD	8,526,032	GBP	6,352,620	8,356,062	09/20/18	169,971
	USD	5,025,543	HKD	39,367,725	5,021,436	09/20/18	4,107
	USD	195,024	ILS	694,160	189,680	09/20/18	5,344
	USD	15,482,888	JPY	1,692,195,490	15,186,362	09/20/18	296,527
	USD	531,670	NOK	4,271,380	524,733	09/20/18	6,938
	USD	133,242	NZD	188,970	128,794	09/20/18	4,448
	USD	1,566,435	SEK	13,498,935	1,541,180	09/20/18	25,255
	USD	669,771	SGD	891,710	655,635	09/20/18	14,136
Commonwealth Bank of Australia	USD	4,216,796	AUD	5,562,115	4,133,207	09/20/18	83,590
	USD	3,235,200	CHF	3,159,810	3,205,066	09/20/18	30,134
	USD	814,601	DKK	5,100,815	803,648	09/20/18	10,953
	USD	16,707,685	EUR	14,078,620	16,525,513	09/20/18	182,171
	USD	11,552,364	GBP	8,605,490	11,319,425	09/20/18	232,940
	USD	6,978,674	HKD	54,675,165	6,973,933	09/20/18	4,743
	USD	258,556	ILS	921,050	251,679	09/20/18	6,877
	USD	12,287,542	JPY	1,342,289,790	12,046,184	09/20/18	241,358
	USD	492,068	NOK	3,956,970	486,108	09/20/18	5,959
	USD	188,192	NZD	267,840	182,549	09/20/18	5,644
	USD	1,671,508	SEK	14,442,555	1,648,913	09/20/18	22,595
	USD	765,380	SGD	1,021,900	751,359	09/20/18	14,022
State Street Bank and Trust	USD	14,405	JPY	1,601,207	14,321	08/01/18	84
	USD	20,680	JPY	2,297,704	20,552	08/02/18	128
	USD	17,331	JPY	1,933,207	17,294	08/03/18	37

TOTAL							$1,682,012

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	HKD	293,770	USD	37,495	$37,471	09/20/18	$(24)
	USD	759,354	AUD	1,027,580	763,594	09/20/18	(4,241)
	USD	407,580	CHF	402,040	407,798	09/20/18	(218)
	USD	3,896,460	EUR	3,332,130	3,911,261	09/20/18	(14,802)
	USD	196,954	GBP	149,850	197,109	09/20/18	(155)
	USD	18,205	ILS	66,650	18,212	09/20/18	(7)
	USD	584,601	JPY	65,237,930	585,468	09/20/18	(867)
	USD	38,603	NZD	57,020	38,863	09/20/18	(260)
	USD	214,292	SEK	1,905,900	217,597	09/20/18	(3,306)
	USD	36,759	SGD	50,020	36,777	09/20/18	(19)
Commonwealth Bank of Australia	USD	1,516,516	CHF	1,498,040	1,519,495	09/20/18	(2,979)
	USD	211,591	DKK	1,347,660	212,328	09/20/18	(737)

TOTAL							$(27,615)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Mini MSCI EAFE Index	13	09/21/18	$1,302,795	$3,274
MSCI Emerging Markets Index	9	09/21/18	493,335	(3,472)
S&P 500 E-Mini Index	14	09/21/18	1,971,970	28,811

TOTAL				$28,613

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – 37.6%
Sovereign – 37.6%
Banque Centrale de Tunisie International Bond
	$170,000	5.750%		01/30/25	$ 155,338
Bonos de la Nacion Argentina con Ajuste por CER
ARS	3,460,000	4.000		03/06/20	132,914
Bonos De La Nacion Argentina En Moneda Dua
	$545,000	4.500		06/21/19	567,890
Bonos de la Tesoreria de la Republica
CLP	3,073,780,800	2.000		03/01/35	4,739,024
Brazil Notas do Tesouro Nacional
BRL	4,934,311	6.000		08/15/22	1,354,967
	4,364,847	6.000		05/15/23	1,196,405
	500,628	6.000		05/15/45	137,931
	12,437,000	10.000		01/01/21	3,388,667
	34,577,000	10.000		01/01/23	9,150,707
	6,990,000	10.000		01/01/25	1,800,553
Corp. Financiera de Desarrollo SA
	$290,000	4.750		07/15/25	295,800
Dominican Republic
	640,000	5.950		01/25/27	648,800
	390,000	6.000	(a)	07/19/28	394,485
	540,000	6.500	(a)	02/15/48	531,090
	705,000	6.850		01/27/45	719,981
	2,400,000	6.875		01/29/26	2,571,000
Ecuador Government International Bond
	1,215,000	7.950		06/20/24	1,167,919
	860,000	10.750		03/28/22	926,650
	750,000	7.950		06/20/24	720,938
	600,000	9.625		06/02/27	601,500
	200,000	10.500		03/24/20	209,500
Egypt Treasury Bills(b)
EGP	15,000,000	0.000		09/11/18	819,065
	42,000,000	0.000		09/25/18	2,277,425
	23,000,000	0.000		10/09/18	1,238,525
	47,000,000	0.000		10/23/18	2,513,514
El Salvador Government International Bond
	$1,259,000	5.875		01/30/25	1,202,345
	620,000	6.375		01/18/27	596,750
	250,000	7.625		02/01/41	246,875
	137,000	7.650		06/15/35	137,171
	470,000	8.625		02/28/29	512,354
Export Credit Bank of Turkey
	500,000	4.250	(a)	09/18/22	438,125
	750,000	5.375		02/08/21	718,125
	775,000	5.375		02/08/21	742,063
Federal Republic of Brazil
	1,631,000	4.625	(c)	01/13/28	1,531,509
	250,000	5.000		01/27/45	212,625
	480,000	5.625		02/21/47	442,800
	95,000	8.250		01/20/34	115,663
Government of Jamaica
	700,000	6.750		04/28/28	771,750
	120,000	7.875		07/28/45	139,950
	310,000	8.000		03/15/39	363,475

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Hungary Government Bond
HUF	888,180,000	3.000%		10/27/27	$ 3,168,996
	$410,000	7.625		03/29/41	579,125
Indonesia Treasury Bond
IDR	78,600,000,000	6.625		05/15/33	4,725,811
	47,300,000,000	7.500		08/15/32	3,081,716
Islamic Republic of Pakistan
	$1,000,000	8.250		04/15/24	1,038,750
Kingdom of Jordan
	660,000	5.750		01/31/27	631,125
	315,000	5.750		01/31/27	301,219
	210,000	7.375	(a)	10/10/47	202,913
Malaysia Government Bond
MYR	7,500,000	3.480		03/15/23	1,816,017
	17,142,000	3.800		08/17/23	4,199,583
	4,800,000	3.899		11/16/27	1,158,092
	2,200,000	4.893		06/08/38	548,198
National Highways Authority of India
INR	130,000,000	7.300		05/18/22	1,829,084
Oman Government International Bond
	$915,000	3.625		06/15/21	894,412
	675,000	6.500		03/08/47	629,438
	385,000	6.500		03/08/47	359,013
Perusahaan Penerbit SBSN
	480,000	4.150		03/29/27	470,520
Poland Government Bond
PLN	9,200,000	2.500		07/25/26	2,416,891
	26,501,000	2.500		07/25/27	6,885,097
Qatar Government International Bond(a)
	$500,000	5.103		04/23/48	510,000
Republic of Angola
	3,235,000	9.500		11/12/25	3,659,594
Republic of Argentina
ARS	28,253,179	2.500		07/22/21	868,042
	$1,400,000	5.625		01/26/22	1,330,000
	360,000	5.875		01/11/28	302,400
	1,465,000	6.875		01/26/27	1,331,685
	800,000	7.125		07/06/36	673,200
	280,000	7.125	(d)	06/28/17	222,880
	625,000	7.500		04/22/26	593,750
	697,000	7.625		04/22/46	591,056
Republic of Azerbaijan
	1,085,000	4.750		03/18/24	1,086,356
Republic of Belarus
	220,000	6.200	(a)	02/28/30	214,225
	205,000	6.875		02/28/23	214,481
Republic of Belize(e)
	73,000	4.938		02/20/34	43,435
Republic of Colombia
COP	2,175,000	4.500	(c)	01/28/26	2,230,462
	1,495,000	5.000	(c)	06/15/45	1,483,787

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Colombia – (continued)
COP	12,112,500,000	7.000%		05/04/22	$ 4,351,658
	11,638,200,000	7.500		08/26/26	4,208,998
	12,244,700,000	10.000		07/24/24	4,999,718
Republic of Costa Rica
	$1,080,000	4.250		01/26/23	1,038,960
	685,000	7.158		03/12/45	718,394
Republic of Egypt
	170,000	5.577	(a)	02/21/23	168,513
	2,075,000	5.875		06/11/25	2,012,750
	300,000	6.125		01/31/22	304,125
	140,000	6.588	(a)	02/21/28	137,025
	475,000	6.588		02/21/28	464,906
	180,000	7.903	(a)	02/21/48	178,200
	2,805,000	8.500		01/31/47	2,948,756
Republic of Gabon
	400,000	6.375		12/12/24	372,000
Republic of Ghana
	240,000	7.625	(a)	05/16/29	246,900
	360,000	8.125		01/18/26	387,000
	800,000	8.125		01/18/26	860,000
	240,000	8.627	(a)	06/16/49	247,800
Republic of Honduras
	570,000	6.250		01/19/27	587,243
Republic of Indonesia
	1,050,000	4.100		04/24/28	1,029,787
	910,000	4.750		01/08/26	937,509
	540,000	5.125		01/15/45	554,990
	265,000	5.250		01/17/42	277,177
IDR	42,749,000,000	6.125		05/15/28	2,627,344
	$710,000	6.750		01/15/44	868,791
IDR	12,100,000,000	7.000		05/15/22	820,652
	27,551,000,000	8.375		03/15/24	1,950,733
	39,800,000,000	8.375		09/15/26	2,832,507
Republic of Iraq
	$380,000	5.800	(c)	01/15/28	358,150
	285,000	5.800	(c)	01/15/28	268,613
	200,000	6.752	(a)	03/09/23	199,000
Republic of Ivory Coast(c)(e)
	626,225	5.750		12/31/32	593,348
	1,653,975	5.750		12/31/32	1,567,141
Republic of Kazakhstan
	625,000	4.875		10/14/44	634,375
	750,000	5.125		07/21/25	805,313
	225,000	5.125		07/21/25	241,594
	400,000	6.500		07/21/45	492,000
Republic of Kenya
	790,000	6.875		06/24/24	802,838
	2,210,000	8.250		02/28/48	2,229,337
Republic of Lebanon
	760,000	6.000		01/27/23	663,100
	355,000	6.100		10/04/22	315,063
	117,000	6.250		11/04/24	98,865

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Lebanon – (continued)
	$375,000	6.250%		11/04/24	$ 316,875
	340,000	6.375		03/09/20	330,650
	642,000	6.600		11/27/26	539,280
	465,000	6.650		04/22/24	405,131
	1,079,000	6.650		11/03/28	876,687
	400,000	6.850		03/23/27	338,000
Republic of Mongolia
	205,000	5.125		12/05/22	198,205
	110,000	5.625	(a)	05/01/23	107,003
	245,000	8.750		03/09/24	270,113
	70,000	10.875		04/06/21	78,838
Republic of Morocco
	550,000	4.250		12/11/22	558,250
	275,000	5.500		12/11/42	292,875
Republic of Namibia
	255,000	5.250		10/29/25	245,756
Republic of Nigeria
NGN	1,499,000,000	0.010		11/29/18	3,972,371
	109,000,000	1.000		11/15/18	290,152
	$210,000	6.500	(a)	11/28/27	204,225
	390,000	7.625	(a)	11/28/47	374,400
	240,000	7.875		02/16/32	247,800
	975,000	7.875		02/16/32	1,006,687
Republic of Panama
	210,000	4.300		04/29/53	201,075
	1,005,000	6.700		01/26/36	1,244,944
Republic of Paraguay
	1,175,000	5.600		03/13/48	1,207,312
Republic of Peru
PEN	2,860,000	6.150	(a)	08/12/32	904,172
	8,065,000	6.350		08/12/28	2,701,039
	3,828,000	6.950		08/12/31	1,295,924
Republic of Philippines
	$400,000	3.700		03/01/41	379,500
Republic of Romania
RON	7,450,000	4.750		02/24/25	1,880,982
	17,050,000	5.850		04/26/23	4,527,172
Republic of Senegal
	$400,000	6.250		07/30/24	403,500
Republic of South Africa
	1,090,000	5.375		07/24/44	997,350
	1,315,000	5.875		09/16/25	1,372,531
ZAR	28,450,000	8.000		01/31/30	2,012,318
	49,042,000	8.750		01/31/44	3,463,302
	71,854,467	8.750		02/28/48	5,064,546
	11,700,000	8.875		02/28/35	855,902
	55,212,042	10.500		12/21/26	4,666,934
Republic of Sri Lanka
	$100,000	5.750	(a)	01/18/22	100,250
	215,000	6.200		05/11/27	207,475
	390,000	6.750	(a)	04/18/28	387,075
	3,495,000	6.850		11/03/25	3,529,950
Republic of Suriname
	65,000	9.250		10/26/26	63,684

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Tajikistan(a)
	$90,000	7.125%		09/14/27	$ 80,325
Republic of Turkey
	200,000	4.875		04/16/43	144,750
	1,235,000	5.125		02/17/28	1,059,012
	580,000	5.750		05/11/47	452,400
	709,000	6.625		02/17/45	616,830
TRY	3,090,000	8.500		07/10/19	572,768
	4,672,678	10.600		02/11/26	651,737
	19,300,000	10.700		02/17/21	3,193,483
	4,563,100	11.000		03/02/22	715,662
	17,506,103	11.000		02/24/27	2,438,166
Republic of Uruguay
	$1,825,000	4.375		10/27/27	1,868,800
	916,000	5.100		06/18/50	925,160
Republic of Venezuela(f)
	85,000	6.000		12/09/20	22,525
	190,000	7.000		03/31/38	50,825
	199,000	7.650		04/21/25	53,233
	110,000	7.750		10/13/19	29,425
	175,000	8.250		10/13/24	46,813
	203,000	9.000		05/07/23	54,810
	165,000	9.250		09/15/27	47,143
	145,000	9.250		05/07/28	39,150
	152,000	9.375		01/13/34	44,080
	205,000	11.750		10/21/26	58,425
	205,000	11.950		08/05/31	58,425
	140,000	12.750		08/23/22	39,550
Republic of Zambia
	465,000	8.500		04/14/24	417,338
	410,000	8.500		04/14/24	367,975
Russian Federation Bond
	200,000	4.750	(a)	05/27/26	203,000
	2,800,000	4.750		05/27/26	2,842,000
	800,000	4.750		05/27/26	812,000
	200,000	5.250		06/23/47	199,000
	1,000,000	5.875		09/16/43	1,106,250
RUB	209,000,000	7.000		08/16/23	3,304,926
	86,680,000	7.050		01/19/28	1,340,150
	105,660,000	7.100		10/16/24	1,661,276
	95,000,000	7.400		12/07/22	1,520,623
	111,376,000	7.750		09/16/26	1,799,291
	193,450,000	8.150		02/03/27	3,207,665
Thailand Government Bond
THB	35,200,000	1.875		06/17/22	1,048,932
	91,849,000	2.125		12/17/26	2,658,646
	40,241,000	3.400		06/17/36	1,243,896
Ukraine Government Bond
	$250,000	7.375		09/25/32	225,625
	528,000	7.750		09/01/19	536,580
	170,000	7.750		09/01/20	173,188
	115,000	7.750		09/01/20	117,156
	1,525,000	7.750		09/01/21	1,549,781
	960,000	7.750		09/01/23	963,600
	410,000	7.750		09/01/24	405,900
	206,000	7.750		09/01/25	200,850

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ukraine Government Bond – (continued)
	$440,000	7.750%	09/01/27	$ 419,100
	905,000	7.750	09/01/27	862,012
United Mexican States
	435,000	4.125	01/21/26	431,085
	900,000	4.150	03/28/27	884,700
	330,000	4.350	01/15/47	294,195
MXN	67,710,000	5.750	03/05/26	3,213,126
	$270,000	5.750 (g)	10/12/10	266,490
MXN	53,010,000	6.500	06/10/21	2,746,725
	58,650,000	6.500	06/09/22	3,008,874
	65,200,000	8.000	06/11/20	3,507,979
	77,000,000	8.000	12/07/23	4,173,632
	39,200,000	10.000	12/05/24	2,337,441

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $257,537,020)				$253,559,433

Corporate Obligations – 38.4%
Aerospace & Defense(c) – 0.4%
Bombardier, Inc.(a)
	$790,000	6.000%	10/15/22	$ 795,925
	335,000	7.500	12/01/24	356,775
TransDigm, Inc.
	194,000	6.000	07/15/22	197,395
	1,252,000	6.500	05/15/25	1,273,910

				2,624,005

Automotive(a) – 0.2%
BCD Acquisition, Inc.(c)
	490,000	9.625	09/15/23	516,950
Delphi Technologies PLC
	650,000	5.000	10/01/25	614,950
Titan International, Inc.(c)
	500,000	6.500	11/30/23	500,000

				1,631,900

Banks – 0.3%
Caixa Economica Federal
	315,000	3.500	11/07/22	298,069
Freedom Mortgage Corp.(a)(c)
	740,000	8.250	04/15/25	721,500
HDFC Bank Ltd.
INR	30,000,000	8.100	03/22/25	429,508
Sberbank of Russia Via SB Capital SA(c)(h)(5 Year CMT + 4.023%)
	$200,000	5.500	02/26/24	200,500
Turkiye Is Bankasi AS
	200,000	5.000	04/30/20	191,730

				1,841,307

Beverages(a)(c) – 0.2%
Cott Holdings, Inc.
	1,268,000	5.500	04/01/25	1,218,865

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Building Materials(c) – 0.7%
Builders FirstSource, Inc.(a)
$819,000	5.625%		09/01/24	$ 800,572
Gibraltar Industries, Inc.
487,000	6.250		02/01/21	489,435
Jeld-Wen, Inc.(a)
619,000	4.625		12/15/25	589,597
1,908,000	4.875		12/15/27	1,774,440
Standard Industries, Inc.(a)
85,000	6.000		10/15/25	86,063
500,000	4.750		01/15/28	457,500
Summit Materials LLC/Summit Materials Finance Corp.
730,000	6.125		07/15/23	742,775

				4,940,382

Chemicals – 1.5%
Alpha 3 BV/Alpha US Bidco, Inc.(a)(c)
415,000	6.250		02/01/25	406,700
CF Industries, Inc.
1,095,000	5.150		03/15/34	1,011,506
Cornerstone Chemical Co.(a)(c)
1,310,000	6.750		08/15/24	1,277,250
HB Fuller Co.(c)
585,000	4.000		02/15/27	522,113
Hexion, Inc.(c)
1,340,000	6.625		04/15/20	1,259,600
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(c)
429,000	7.000		04/15/25	442,943
Olin Corp.(c)
905,000	5.000		02/01/30	852,962
Platform Specialty Products Corp.(a)(c)
507,000	5.875		12/01/25	508,901
Rain CII Carbon LLC/CII Carbon Corp.(a)(c)
1,405,000	7.250		04/01/25	1,433,100
TPC Group, Inc.(a)(c)
960,000	8.750		12/15/20	960,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)(c)
500,000	5.375		09/01/25	493,125
Venator Finance S.a.r.l./Venator Materials LLC(a)(c)
734,000	5.750		07/15/25	677,115
Versum Materials, Inc.(a)(c)
400,000	5.500		09/30/24	407,000

				10,252,315

Coal – 0.2%
Murray Energy Corp.(a)(c)
1,179,000	11.250		04/15/21	813,510
Peabody Energy Corp.
40,000	6.250	(i)	11/15/21	—
504,000	6.375	(a)(c)	03/31/25	534,240

				1,347,750

Commercial Services – 1.1%
Ashtead Capital, Inc.(a)(c)
1,000,000	4.125		08/15/25	951,250
Cenveo Corp.(a)(c)(f)
1,160,000	6.000		08/01/19	443,700
Global A&T Electronics Ltd.(c)
979,000	8.500		01/12/23	937,630

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Services – (continued)
Monitronics International, Inc.(c)
$1,525,000	9.125%	04/01/20	$ 1,120,875
Nielsen Finance LLC/Nielsen Finance Co.(a)(c)
500,000	5.000	04/15/22	486,250
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(c)
531,000	9.250	05/15/23	568,170
RR Donnelley & Sons Co.
525,000	6.000	04/01/24	522,375
Team Health Holdings, Inc.(a)(c)
240,000	6.375	02/01/25	209,400
The Nielsen Co. Luxembourg S.a.r.l.(a)(c)
1,230,000	5.000	02/01/25	1,123,913
United Rentals North America, Inc.(c)
1,149,000	4.875	01/15/28	1,072,879

			7,436,442

Computers(c) – 0.3%
Dell International LLC/EMC Corp.(a)
440,000	7.125	06/15/24	471,900
180,000	8.100	07/15/36	213,322
NCR Corp.
1,000,000	5.000	07/15/22	985,000
Unisys Corp.(a)
300,000	10.750	04/15/22	336,000

			2,006,222

Cosmetics/Personal Care(a)(c) – 0.0%
First Quality Finance Co., Inc.
318,000	5.000	07/01/25	291,765

Distribution & Wholesale(a)(c) – 0.0%
American Tire Distributors, Inc.
60,000	10.250	03/01/22	24,600

Diversified Financial Services – 0.9%
Ally Financial, Inc.
340,000	5.125	09/30/24	347,225
ASP AMC Merger Sub, Inc.(a)(c)
1,747,000	8.000	05/15/25	1,432,540
BOC Aviation, Ltd.(c)
900,000	3.500	09/18/27	824,625
Credit Acceptance Corp.(c)
250,000	6.125	02/15/21	252,813
500,000	7.375	03/15/23	525,000
Quicken Loans, Inc.(a)(c)
1,413,000	5.250	01/15/28	1,314,090
Springleaf Finance Corp.
603,000	7.750	10/01/21	651,240
250,000	6.875	03/15/25	253,125
Vantiv LLC/Vantiv Issuer Corp.(a)(c)
290,000	4.375	11/15/25	273,687

			5,874,345

Electrical – 1.6%
Cemig Geracao e Transmissao SA(a)(c)
525,000	9.250	12/05/24	547,260
Centrais Eletricas Brasileiras SA
200,000	5.750	10/27/21	201,320
Comision Federal de Electricidad
145,000	4.750	02/23/27	143,369

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electrical – (continued)
Consorcio Transmantaro SA
	$200,000	4.375%		05/07/23	$ 199,660
Empresa Distribuidora Y Comercializadora Norte(c)
	125,000	9.750		10/25/22	124,878
Empresa Electrica Angamos SA
	813,025	4.875		05/25/29	797,578
Enel Chile SA
	200,000	4.875		06/12/28	204,600
Eskom Holdings SOC Ltd.
	860,000	5.750		01/26/21	847,100
	390,000	6.750		08/06/23	381,225
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA(a)(c)
	300,000	9.625		07/27/23	295,500
Kallpa Generacion SA(c)
	1,125,000	4.125		08/16/27	1,059,862
NRG Energy, Inc.(c)
	820,000	6.250		05/01/24	844,600
	810,000	7.250		05/15/26	862,650
NSG Holdings LLC/NSG Holdings, Inc.(a)
	516,750	7.750		12/15/25	566,488
NTPC Ltd.
INR	120,000,000	7.375		08/10/21	1,712,442
Perusahaan Listrik Negara PT
	$1,450,000	4.125		05/15/27	1,372,062
	130,000	5.250	(a)	05/15/47	125,450
Vistra Energy Corp.(c)
	520,000	7.625		11/01/24	557,700

					10,843,744

Electrical Components & Equipment(a)(c) – 0.1%
Energizer Holdings, Inc.
	905,000	5.500		06/15/25	889,163

Energy – Exploration & Production(f)(i) – 0.0%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
	700,000	10.000	(c)	06/01/20	—
	72,000	10.750		10/01/20	—
	300,000	9.250	(c)	06/01/21	—

					—

Engineering & Construction(c) – 0.5%
Aeropuerto Internacional de Tocumen SA
	990,000	5.625		05/18/36	1,029,600
New Enterprise Stone & Lime Co., Inc.(a)
	565,000	6.250		03/15/26	570,650
Tutor Perini Corp.(a)
	1,000,000	6.875		05/01/25	992,500
Weekley Homes LLC/Weekley Finance Corp.(a)
	1,005,000	6.625		08/15/25	954,750

					3,547,500

Entertainment(c) – 1.0%
Cinemark USA, Inc.
	1,260,000	4.875		06/01/23	1,239,525
Eldorado Resorts, Inc.
	850,000	6.000		04/01/25	858,500
LHMC Finco Sarl(a)
	385,000	7.875		12/20/23	386,925

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment(c) – (continued)
Mohegan Gaming & Entertainment(a)
$168,000	7.875%		10/15/24	$ 158,760
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.(a)
845,000	6.125		08/15/21	836,550
Six Flags Entertainment Corp.(a)
1,400,000	4.875		07/31/24	1,365,000
720,000	5.500		04/15/27	705,600
Stars Group Holdings BV/Stars Group US Co-Borrower LLC(a)
595,000	7.000		07/15/26	612,106
The Enterprise Development Authority(a)
585,000	12.000		07/15/24	570,375

				6,733,341

Environmental(a)(c) – 0.1%
GFL Environmental, Inc.
545,000	5.375		03/01/23	508,213

Finance(c) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
500,000	5.875		02/01/22	502,500
250,000	6.250		02/01/22	254,375
200,000	6.750		02/01/24	203,500

				960,375

Food & Drug Retailing – 0.8%
B&G Foods, Inc.(c)
1,085,000	5.250		04/01/25	1,041,600
Clearwater Seafoods, Inc.(a)(c)
525,000	6.875		05/01/25	504,656
New Albertsons LP
1,105,000	7.450		08/01/29	917,150
725,000	8.700		05/01/30	627,125
850,000	8.000		05/01/31	722,500
Pilgrim’s Pride Corp.(a)(c)
315,000	5.875		09/30/27	295,313
Post Holdings, Inc.(a)(c)
590,000	5.000		08/15/26	555,337
Simmons Foods, Inc.(a)(c)
210,000	7.750		01/15/24	217,613
895,000	5.750		11/01/24	740,612

				5,621,906

Food Service(a)(c) – 0.1%
Aramark Services, Inc.
1,000,000	5.000		02/01/28	962,500

Gas(c) – 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
350,000	7.500		11/01/23	357,875

Healthcare Providers & Services – 2.8%
Acadia Healthcare Co., Inc.(c)
106,000	5.125		07/01/22	105,735
650,000	5.625		02/15/23	654,875
Air Medical Group Holdings, Inc.(a)(c)
833,000	6.375		05/15/23	766,360
Centene Corp.(c)
1,080,000	4.750		01/15/25	1,080,000
985,000	5.375	(a)	06/01/26	1,008,394

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Charles River Laboratories International, Inc.(a)(c)
$395,000	5.500%		04/01/26	$ 399,938
CHS/Community Health Systems, Inc.(c)
235,000	6.875		02/01/22	115,150
535,000	8.625	(a)	01/15/24	552,388
DJO Finance LLC/DJO Finance Corp.(c)
426,000	10.750		04/15/20	422,805
1,109,000	8.125	(a)	06/15/21	1,139,497
Envision Healthcare Corp.(c)
149,000	5.125	(a)	07/01/22	150,863
920,000	5.625		07/15/22	940,700
92,000	6.250	(a)	12/01/24	98,325
HCA, Inc.
850,000	5.875		05/01/23	888,250
900,000	5.250		04/15/25	919,687
133,000	7.690		06/15/25	146,965
1,550,000	5.875	(c)	02/15/26	1,602,312
Hill-Rom Holdings, Inc.(a)(c)
625,000	5.750		09/01/23	635,937
800,000	5.000		02/15/25	772,000
Molina Healthcare, Inc.(c)
695,000	5.375		11/15/22	708,900
1,275,000	4.875	(a)	06/15/25	1,247,906
Sotera Health Holdings LLC(a)(c)
87,000	6.500		05/15/23	88,414
Tenet Healthcare Corp.
485,000	8.125		04/01/22	516,525
250,000	6.750		06/15/23	253,438
700,000	4.625	(c)	07/15/24	678,125
250,000	5.125	(c)	05/01/25	242,500
655,000	7.000	(a)(c)	08/01/25	657,456
WellCare Health Plans, Inc.(c)
1,725,000	5.250		04/01/25	1,729,312

				18,522,757

Home Builders(c) – 0.3%
Century Communities, Inc.
710,000	6.875		05/15/22	722,425
M/I Homes, Inc.
730,000	5.625		08/01/25	684,375
Mattamy Group Corp.(a)
450,000	6.500		10/01/25	441,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)
375,000	5.625		03/01/24	364,688

				2,212,488

Household Products(c) – 0.2%
Spectrum Brands, Inc.
1,015,000	5.750		07/15/25	1,013,731

Insurance – 0.4%
Acrisure LLC/Acrisure Finance, Inc.(a)(c)
1,468,000	7.000		11/15/25	1,328,540
Fidelity & Guaranty Life Holdings, Inc.(a)(c)
590,000	5.500		05/01/25	571,562
MGIC Investment Corp.
500,000	5.750		08/15/23	513,750
350,000	9.000	(a)	04/01/63	469,915

				2,883,767

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Internet – 0.4%
Netflix, Inc.(a)
$1,100,000	4.875%	04/15/28	$ 1,040,875
Symantec Corp.(a)(c)
575,000	5.000	04/15/25	567,127
Zayo Group LLC/Zayo Capital, Inc.(c)
1,000,000	6.375	05/15/25	1,035,000

			2,643,002

Iron/Steel – 0.3%
ArcelorMittal
1,020,000	7.500	10/15/39	1,151,325
Big River Steel LLC/BRS Finance Corp.(a)(c)
300,000	7.250	09/01/25	311,625
Evraz Group SA
200,000	5.375	03/20/23	198,250
GTL Trade Finance, Inc.(c)
350,000	7.250	04/16/44	366,240

			2,027,440

Leisure Time(a)(c) – 0.4%
Carlson Travel, Inc.
330,000	6.750	12/15/23	328,350
Sabre GLBL, Inc.
548,000	5.250	11/15/23	550,740
Silversea Cruise Finance Ltd.
655,000	7.250	02/01/25	708,219
Viking Cruises Ltd.
1,000,000	6.250	05/15/25	1,003,750

			2,591,059

Lodging(c) – 1.1%
Boyd Gaming Corp.
605,000	6.375	04/01/26	617,100
Diamond Resorts International, Inc.(a)
525,000	10.750	09/01/24	547,969
Inn of the Mountain Gods Resort & Casino(j)(PIK 0.000%, Cash 9.250%)
316,127	9.250	11/30/20	299,135
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)
700,000	6.750	11/15/21	721,875
MGM Resorts International
425,000	5.750	06/15/25	428,187
1,000,000	4.625	09/01/26	940,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC(a)
1,000,000	5.875	05/15/21	1,000,000
Station Casinos LLC(a)
1,765,000	5.000	10/01/25	1,676,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
1,355,000	5.875	05/15/25	1,273,700

			7,504,716

Machinery – Construction & Mining(a)(c) – 0.0%
BWX Technologies, Inc.
265,000	5.375	07/15/26	268,313

Machinery-Diversified(c) – 0.4%
RBS Global, Inc./Rexnord LLC(a)
863,000	4.875	12/15/25	828,480

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery-Diversified(c) – (continued)
SPX FLOW, Inc.(a)
$750,000	5.625%		08/15/24	$ 744,375
Xerium Technologies, Inc.
730,000	9.500		08/15/21	768,325

				2,341,180

Media – 5.4%
Altice Financing SA(a)(c)
1,090,000	7.500		05/15/26	1,062,750
Altice Finco SA(a)(c)
650,000	8.125		01/15/24	660,563
Altice France SA(a)(c)
1,000,000	6.250		05/15/24	993,750
1,635,000	7.375		05/01/26	1,616,606
Altice Luxembourg SA(a)(c)
655,000	7.750		05/15/22	651,725
1,486,000	7.625		02/15/25	1,383,837
AMC Networks, Inc.(c)
1,000,000	5.000		04/01/24	982,500
1,150,000	4.750		08/01/25	1,104,000
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
715,000	5.375		05/01/25	702,488
1,255,000	5.125		05/01/27	1,198,525
1,840,000	5.000		02/01/28	1,727,300
Cengage Learning, Inc.(a)(c)
695,000	9.500		06/15/24	608,125
Clear Channel Worldwide Holdings, Inc.(c)
495,000	7.625		03/15/20	496,238
CSC Holdings LLC
1,100,000	6.750		11/15/21	1,148,125
215,000	10.125	(a)(c)	01/15/23	236,500
525,000	10.875	(a)(c)	10/15/25	609,000
DISH DBS Corp.
1,030,000	5.000		03/15/23	888,375
955,000	5.875		11/15/24	792,650
Gray Television, Inc.(a)(c)
1,141,000	5.125		10/15/24	1,092,507
iHeartCommunications, Inc.(c)(f)
375,000	9.000		12/15/19	292,500
930,000	9.000		03/01/21	718,425
Lee Enterprises, Inc.(a)(c)
600,000	9.500		03/15/22	625,500
Liberty Interactive LLC(c)
1,502,935	4.000		11/15/29	1,029,511
896,065	3.750		02/15/30	613,804
Nexstar Broadcasting, Inc.(a)(c)
1,000,000	5.625		08/01/24	985,000
Radiate Holdco LLC/Radiate Finance, Inc.(a)(c)
630,000	6.625		02/15/25	589,050
Salem Media Group, Inc.(a)(c)
930,000	6.750		06/01/24	843,975
Sinclair Television Group, Inc.(a)(c)
500,000	5.625		08/01/24	493,750
240,000	5.875		03/15/26	236,400
1,753,000	5.125		02/15/27	1,625,907
Sirius XM Radio, Inc.(a)(c)
750,000	5.375		07/15/26	735,000
1,560,000	5.000		08/01/27	1,480,050
The E.W. Scripps Co.(a)(c)
850,000	5.125		05/15/25	801,125

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
The McClatchy Co.(c)
$684,000	9.000%		12/15/22	$ 716,490
725,000	9.000	(a)	07/15/26	725,906
Townsquare Media, Inc.(a)(c)
400,000	6.500		04/01/23	368,000
Tribune Media Co.(c)
1,050,000	5.875		07/15/22	1,056,562
Urban One, Inc.(a)(c)
720,000	9.250		02/15/20	707,400
325,000	7.375		04/15/22	319,313
Videotron Ltd.(a)(c)
1,540,000	5.125		04/15/27	1,513,050
Virgin Media Secured Finance PLC(a)(c)
750,000	5.250		01/15/26	705,000
VTR Finance B.V.(c)
200,000	6.875		01/15/24	206,480
Ziggo BV(a)(c)
735,000	5.500		01/15/27	700,088

				36,043,850

Metal Fabricate & Hardware – 0.4%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)(c)
270,000	7.375		12/15/23	280,125
Novelis Corp.(a)(c)
83,000	6.250		08/15/24	83,104
917,000	5.875		09/30/26	878,027
The Hillman Group, Inc.(a)(c)
1,132,000	6.375		07/15/22	1,082,475
TMK OAO Via TMK Capital SA
200,000	6.750		04/03/20	204,250

				2,527,981

Mining – 1.8%
Boart Longyear Management Pty Ltd.(c)(j) (PIK 12.000%, Cash 10.000%)
613,292	10.000		12/31/22	601,026
Constellium NV(a)(c)
795,000	5.750		05/15/24	784,069
250,000	5.875		02/15/26	245,313
Corp. Nacional del Cobre de Chile
2,615,000	4.500		09/16/25	2,656,186
405,000	4.500	(c)	08/01/47	389,003
Eldorado Gold Corp.(a)(c)
430,000	6.125		12/15/20	419,787
First Quantum Minerals Ltd.(a)(c)
200,000	7.250		05/15/22	201,250
485,000	7.250		04/01/23	483,787
70,000	6.500		03/01/24	68,163
705,000	7.500		04/01/25	709,441
65,000	6.875		03/01/26	63,375
Freeport-McMoRan, Inc.
345,000	4.000		11/14/21	341,550
247,000	3.875	(c)	03/15/23	237,738
610,000	5.400	(c)	11/14/34	561,200
1,550,000	5.450	(c)	03/15/43	1,373,687
Hecla Mining Co.(c)
500,000	6.875		05/01/21	503,125
Mountain Province Diamonds, Inc.(a)(c)
450,000	8.000		12/15/22	454,500
New Gold, Inc.(a)(c)
1,100,000	6.250		11/15/22	1,034,000
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(c)
880,000	7.125		11/01/22	880,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mining – (continued)
Vedanta Resources PLC(a)
$300,000	6.375%		07/30/22	$ 294,750

				12,301,950

Miscellaneous Manufacturing(c) – 0.2%
Actuant Corp.
750,000	5.625		06/15/22	762,188
LSB Industries, Inc.(a)
550,000	9.625		05/01/23	562,375

				1,324,563

Oil Field Services – 3.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(c)
395,000	7.875		12/15/24	412,775
Calfrac Holdings LP(a)(c)
480,000	8.500		06/15/26	462,000
California Resources Corp.(a)(c)
508,000	8.000		12/15/22	454,660
Carrizo Oil & Gas, Inc.(c)
826,000	8.250		07/15/25	890,015
CITGO Petroleum Corp.(a)(c)
795,000	6.250		08/15/22	800,962
Delek & Avner Tamar Bond Ltd.(a)
485,000	5.082		12/30/23	488,638
60,000	5.412		12/30/25	60,450
Ensco PLC(c)
350,000	5.750		10/01/44	253,750
Extraction Oil & Gas, Inc.(a)(c)
325,000	7.375		05/15/24	341,656
950,000	5.625		02/01/26	921,500
FTS International, Inc.(c)
1,836,000	6.250		05/01/22	1,831,410
Great Western Petroleum LLC/Great Western Finance Corp.(a)(c)
767,000	9.000		09/30/21	790,010
Halcon Resources Corp.(c)
360,000	6.750		02/15/25	334,800
Jupiter Resources, Inc.(a)(c)
675,000	8.500		10/01/22	330,750
KazMunayGas National Co. JSC
500,000	5.375	(a)	04/24/30	510,000
475,000	5.750		04/19/47	466,094
KCA Deutag UK Finance PLC(a)(c)
680,000	9.875		04/01/22	703,800
MEG Energy Corp.(a)(c)
355,000	6.375		01/30/23	319,500
805,000	7.000		03/31/24	726,512
Noble Holding International Ltd.(c)
1,175,000	7.750		01/15/24	1,141,219
Parker Drilling Co.(c)
795,000	6.750		07/15/22	647,925
Parsley Energy LLC/Parsley Finance Corp.(a)(c)
850,000	5.375		01/15/25	843,625
675,000	5.250		08/15/25	666,563
665,000	5.625		10/15/27	661,675
PDC Energy, Inc.(c)
63,000	6.125		09/15/24	63,315
Pertamina Persero PT
200,000	4.300		05/20/23	199,250
665,000	6.450		05/30/44	726,512

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Petrobras Global Finance BV
	$90,000	5.750%		02/01/29	$ 82,463
Petroleos de Venezuela SA(f)
	700,000	6.000		11/15/26	153,125
Petroleos del Peru SA
	575,000	5.625		06/19/47	573,390
Petroleos Mexicanos (3M USD LIBOR + 3.650%)
	660,000	5.977	(h)	03/11/22	703,560
	1,125,000	6.875		08/04/26	1,174,050
	100,000	6.500		03/13/27	101,375
	285,000	5.625		01/23/46	234,413
	475,000	6.750		09/21/47	439,850
Pride International LLC
	230,000	7.875		08/15/40	212,750
Rowan Cos., Inc.(c)
	931,000	7.375		06/15/25	897,251
	85,000	5.400		12/01/42	61,200
	350,000	5.850		01/15/44	260,750
Southwestern Energy Co.(c)
	415,000	6.700		01/23/25	409,294
SRC Energy, Inc.(c)
	920,000	6.250		12/01/25	924,600
State Oil Co. of the Azerbaijan Republic
	200,000	4.750		03/13/23	199,000
Tengizchevroil Finance Co. International Ltd.
	525,000	4.000		08/15/26	499,406
Transocean, Inc.(c)
	780,000	5.800		10/15/22	770,250
Ultra Resources, Inc.(a)(c)
	65,000	6.875		04/15/22	41,925
	350,000	7.125		04/15/25	206,500
USA Compression Partners LP/USA Compression Finance Corp.(a)(c)
	455,000	6.875		04/01/26	468,081
Weatherford International Ltd.(c)
	665,000	9.875		02/15/24	674,975
	450,000	5.950		04/15/42	333,000
Whiting Petroleum Corp.(c)
	661,000	6.250		04/01/23	684,135
	215,000	6.625		01/15/26	222,525
YPF SA
ARS	5,000,000	16.500		05/09/22	120,372

					26,497,606

Packaging(a) – 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
	$350,000	7.250		05/15/24	364,875
	480,000	6.000		02/15/25	468,600
Crown Americas LLC/Crown Americas Capital Corp. VI(c)
	1,425,000	4.750		02/01/26	1,343,062
Owens-Brockway Glass Container, Inc.
	500,000	5.875		08/15/23	507,500

					2,684,037

Pharmaceuticals(c) – 0.6%
Bausch Health Cos., Inc.(a)
	605,000	5.625		12/01/21	598,950
	1,185,000	5.500		03/01/23	1,122,787
	120,000	5.875		05/15/23	115,200

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals(c) – (continued)
Bausch Health Cos., Inc.(a) – (continued)
$215,000	7.000%	03/15/24	$ 228,169
300,000	9.000	12/15/25	317,625
BioScrip, Inc.
1,058,000	8.875	02/15/21	1,010,390
Valeant Pharmaceuticals International, Inc.(a)
695,000	9.250	04/01/26	739,306

			4,132,427

Pipelines – 1.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(c)
1,970,000	6.125	11/15/22	1,994,625
Cheniere Corpus Christi Holdings LLC(c)
425,000	5.875	03/31/25	447,313
CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)(c)
700,000	6.500	03/15/26	686,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
980,000	5.750	04/01/25	992,250
DCP Midstream Operating LP
375,000	8.125	08/16/30	451,875
Genesis Energy LP/Genesis Energy Finance Corp.(c)
243,000	6.750	08/01/22	247,860
Peru LNG Srl(a)
225,000	5.375	03/22/30	228,285
Sabine Pass Liquefaction LLC(c)
175,000	6.250	03/15/22	188,872
175,000	5.750	05/15/24	188,730
SemGroup Corp./Rose Rock Finance Corp.(c)
925,000	5.625	07/15/22	911,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
742,000	5.500	08/15/22	735,507
1,120,000	5.750	04/15/25	1,075,200
Transportadora de Gas Internacional SA ESP(c)
950,000	5.700	03/20/22	969,218

			9,117,735

Real Estate(a) – 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp.(c)
1,700,000	4.875	06/01/23	1,583,125
WeWork Cos., Inc.
810,000	7.875	05/01/25	788,738

			2,371,863

Real Estate Investment Trust(c) – 1.0%
CTR Partnership LP/CareTrust Capital Corp.
500,000	5.250	06/01/25	486,250
ESH Hospitality, Inc.(a)
1,657,000	5.250	05/01/25	1,605,219
Iron Mountain, Inc.(a)
1,215,000	5.250	03/15/28	1,123,875
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
350,000	5.625	05/01/24	357,875
805,000	4.500	09/01/26	756,700
RHP Hotel Properties LP/RHP Finance Corp.
940,000	5.000	04/15/23	936,475
The GEO Group, Inc.
1,400,000	6.000	04/15/26	1,358,000

			6,624,394

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailing – 1.6%
1011778 BC ULC / New Red Finance Inc(a)(c)
$345,000	4.250%		05/15/24	$ 328,181
778,000	5.000		10/15/25	745,907
Eurotorg LLC Via Bonitron DAC(a)
200,000	8.750		10/30/22	201,000
Golden Nugget, Inc.(a)(c)
900,000	6.750		10/15/24	896,625
Group 1 Automotive, Inc.(c)
1,000,000	5.000		06/01/22	988,750
Guitar Center Escrow Issuer, Inc.(a)(c)
1,045,000	9.500		10/15/21	1,022,794
Guitar Center, Inc.(a)(c)(j)(PIK 8.000%, Cash 5.000%)
1,650,000	13.000		04/15/22	1,299,375
IRB Holding Corp.(a)(c)
1,365,000	6.750		02/15/26	1,300,162
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
1,720,000	4.750		06/01/27	1,623,250
Neiman Marcus Group Ltd. LLC(a)(c)
260,000	8.000		10/15/21	163,800
PetSmart, Inc.(a)(c)
257,000	5.875		06/01/25	203,030
Rite Aid Corp.
575,000	6.125	(a)(c)	04/01/23	579,313
835,000	7.700		02/15/27	723,319
390,000	6.875	(a)	12/15/28	312,000
Yum! Brands, Inc.
415,000	6.875		11/15/37	407,738

				10,795,244

Semiconductors – 0.4%
Advanced Micro Devices, Inc.
235,000	7.500		08/15/22	261,438
Sensata Technologies BV(a)
1,935,000	5.000		10/01/25	1,930,162
Sensata Technologies UK Financing Co. PLC(a)(c)
390,000	6.250		02/15/26	408,037

				2,599,637

Software(c) – 0.6%
BMC Software Finance, Inc.(a)
1,035,000	8.125		07/15/21	1,059,581
Fair Isaac Corp.(a)
167,000	5.250		05/15/26	167,209
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.a.r.l./Greeneden US Holdings II LLC(a)
275,000	10.000		11/30/24	304,906
IQVIA, Inc.(a)
415,000	5.000		10/15/26	408,775
Nuance Communications, Inc.
665,000	5.625		12/15/26	660,844
Rackspace Hosting, Inc.(a)
875,000	8.625		11/15/24	882,656
TIBCO Software, Inc.(a)
600,000	11.375		12/01/21	648,000

				4,131,971

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Sovereign – 0.3%
Instituto Costarricense de Electricidad
$800,000	6.950%		11/10/21	$ 830,600
525,000	6.375		05/15/43	450,188
Ukreximbank Via Biz Finance PLC
720,000	9.625		04/27/22	740,700
200,000	9.750		01/22/25	204,500

				2,225,988

Telecommunication Services – 3.3%
Axtel SAB de CV(a)(c)
225,000	6.375		11/14/24	221,344
C&W Senior Financing DAC(a)(c)
300,000	6.875		09/15/27	292,875
CenturyLink, Inc.
685,000	6.750		12/01/23	700,412
645,000	7.500	(c)	04/01/24	672,412
670,000	5.625	(c)	04/01/25	639,850
Comunicaciones Celulares SA Via Comcel Trust(c)
330,000	6.875		02/06/24	342,788
Digicel Group Ltd.(a)(c)
1,215,000	8.250		09/30/20	871,398
Digicel Ltd.(a)(c)
1,250,000	6.000		04/15/21	1,159,375
210,000	6.750		03/01/23	181,125
Frontier Communications Corp.
575,000	10.500	(c)	09/15/22	521,813
445,000	7.125		01/15/23	321,513
915,000	6.875	(c)	01/15/25	578,738
609,000	11.000	(c)	09/15/25	494,051
660,000	8.500	(a)(c)	04/01/26	633,600
Hughes Satellite Systems Corp.
1,315,000	5.250		08/01/26	1,255,825
Inmarsat Finance PLC(a)(c)
1,365,000	4.875		05/15/22	1,361,587
Intelsat Jackson Holdings SA(c)
230,000	5.500		08/01/23	211,025
240,000	8.000	(a)	02/15/24	253,200
Level 3 Financing, Inc.(c)
450,000	5.375		01/15/24	445,500
1,450,000	5.375		05/01/25	1,413,750
Liquid Telecommunications Financing PLC(c)
400,000	8.500		07/13/22	414,964
Sprint Capital Corp.
150,000	6.875		11/15/28	144,750
Sprint Corp.
1,050,000	7.250		09/15/21	1,102,500
1,835,000	7.875		09/15/23	1,954,275
350,000	7.125		06/15/24	358,750
1,412,000	7.625	(c)	02/15/25	1,472,010
T-Mobile USA, Inc.(c)
300,000	6.000		04/15/24	310,125
1,100,000	6.375		03/01/25	1,145,375
1,650,000	4.750		02/01/28	1,528,312
Wind Tre SpA(a)(c)
655,000	5.000		01/20/26	591,137

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Windstream Services LLC/Windstream Finance Corp.(c)
$190,000	6.375%		08/01/23	$ 111,150
740,000	6.375	(a)	08/01/23	436,600

				22,142,129

Trucking & Leasing(a)(c) – 0.1%
DAE Funding LLC
191,000	5.000		08/01/24	186,464
Fortress Transportation & Infrastructure Investors LLC
370,000	6.750		03/15/22	384,800

				571,264

TOTAL CORPORATE OBLIGATIONS (Cost $263,397,383)				$258,015,607

Bank Loans(k) – 15.6%
Aerospace & Defense(h) – 0.2%
Engility Corp. (1M LIBOR + 2.750%)
$188,149	4.827%		08/12/23	$188,432
Sequa Corp. (1M LIBOR + 5.000%)
248,120	7.067		11/28/21	248,120
Sequa Mezzanine Holdings LLC (1M LIBOR + 9.000%)
395,714	11.072		04/28/22	395,714
TransDigm, Inc. (1M LIBOR + 2.500%)
623,277	4.577		08/22/24	623,277
(1M LIBOR + 2.750%)
249,375	4.476	(l)	05/14/22	249,407

				1,704,950

Airlines(h) – 0.2%
American Airlines, Inc. (1 Week LIBOR + 2.000%)
1,244,949	4.072		04/28/23	1,238,725

Automotive – Parts(h) – 0.5%
Capital Automotive LP (1M LIBOR + 2.500%)
1,241,113	4.580		03/24/24	1,239,562
Evergreen Skills Lux S.a.r.l. (1M LIBOR + 4.750%)
1,525,177	6.827		04/28/21	1,477,042
Gates Global LLC (3M LIBOR + 2.750%)
496,250	5.084		04/01/24	497,158
Navistar International Corp. (1M LIBOR + 3.500%)
497,500	5.600		11/06/24	497,500

				3,711,262

Building Materials(h) – 0.3%
Forterra Finance LLC (1M LIBOR + 3.000%)
987,244	5.077		10/25/23	920,230
Quikrete Holdings, Inc. (1M LIBOR + 2.750%)
968,805	4.827		11/15/23	967,594

				1,887,824

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(k) – (continued)
Chemicals(h) – 0.1%
Univar, Inc. (1M LIBOR + 2.500%)
$574,050	4.577%	07/01/24	$ 575,393

Commercial Services(h) – 0.1%
Monitronics International, Inc. (3M LIBOR + 5.500%)
542,360	7.834	09/30/22	505,978

Consumer Cyclical Services(h) – 0.1%
First Data Corp. (1M LIBOR + 2.500%)
492,523	4.069	04/26/24	492,292

Consumer Cyclical Services - Business(h) – 0.4%
Ceridian HCM Holding, Inc. (1M LIBOR + 3.250%)
750,000	5.327	04/05/25	749,685
First Data Corp. (1M LIBOR + 2.000%)
1,415,570	4.069	07/08/22	1,415,401
Prime Security Services Borrower LLC (1M LIBOR + 2.750%)
396,992	4.827	05/02/22	397,397

			2,562,483

Consumer Noncyclical(h) – 0.0%
NeuStar, Inc. (1M LIBOR + 8.000%)
224,563	10.077	08/08/25	217,640

Consumer Products - Household & Leisure(h) – 0.3%
Coty, Inc. (1M LIBOR + 2.250%)
1,000,000	4.347	04/07/25	974,690
Diamond (BC) B.V. (1M LIBOR + 3.000%)
246,250	5.077	09/06/24	241,017
Revlon Consumer Products Corp. (1M LIBOR + 3.500%)
800,140	5.577	09/07/23	584,831

			1,800,538

Consumer Products - Non Durable – 0.1%
Alphabet Holding Co., Inc.(h) (1M LIBOR + 3.500%)
250,000	5.577	09/26/24	234,270
Energizer Holdings, Inc.(l)
133,212	2.250	06/30/25	133,545

			367,815

Distribution & Wholesale – 0.0%
American Tire Distributors Holdings, Inc. (l)
110,299	5.250	09/01/21	78,588

Diversified Financial Services(h) – 0.0%
Medallion Midland Acquisition LLC (1M LIBOR + 3.250%)
308,450	5.327	10/30/24	303,148

Electrical(h) – 0.1%
Vistra Energy Corp. (1M LIBOR + 2.000%)
750,000	4.073	12/31/25	747,937

Energy(h) – 0.3%
Epic Y-Grade Services, LP (1M LIBOR + 5.500%)
575,155	7.577	07/07/25	563,652
FTS International, Inc. (1M LIBOR + 4.750%)
107,265	6.827	04/16/21	107,399
Gulf Finance LLC (3M LIBOR + 5.250%)
125,767	7.590	08/25/23	108,159

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(k) – (continued)
Energy(h) – (continued)
Peabody Energy Corp. (1M LIBOR + 2.750%)
$498,750	4.827%	03/31/25	$ 498,750
Seadrill Partners Finco LLC (3M LIBOR + 6.000%)
519,356	8.334	02/21/21	484,730

			1,762,690

Energy - Exploration & Production(h) – 0.3%
Chesapeake Energy Corp. (1M LIBOR + 7.500%)
450,000	9.577	08/23/21	470,025
Fieldwood Energy LLC (1M LIBOR + 5.250%)
401,985	7.327	04/11/22	401,985
(1M LIBOR + 7.250%)
250,000	9.327	04/11/23	242,032
Murray Energy Corp. (1M LIBOR + 7.250%)
796,790	9.327	10/17/22	744,999

			1,859,041

Entertainment – 0.3%
Delta 2 (LUX) S.A.R.L.(h) (1M LIBOR + 2.500%)
1,000,000	4.577	02/01/24	993,500
LTF Merger Sub, Inc.(h) (3M LIBOR + 2.750%)
497,494	3.750	06/10/22	497,633
Metro-Goldwyn-Mayer Inc.(l)
500,000	2.500	07/03/25	500,000

			1,991,133

Environmental(h) – 0.2%
Advanced Disposal Services, Inc. (1 Week LIBOR + 2.250%)
1,479,452	4.193	11/10/23	1,480,014

Financial Services(h) – 0.2%
RPI Finance Trust (3M LIBOR + 2.000%)
500,000	4.334	03/27/23	500,860
Walter Investment Management Corp. (1M LIBOR + 6.000%)
647,720	7.000	06/30/22	614,622

			1,115,482

Food & Beverage(h) – 0.1%
US Foods, Inc. (1M LIBOR + 2.000%)
997,455	4.100	06/27/23	996,627

Food & Drug Retailers(h) – 0.1%
Albertsons LLC (1M LIBOR + 2.750%)
215,322	4.827	08/25/21	214,392
(3M LIBOR + 3.000%)
625,998	5.319	06/22/23	621,822

			836,214

Gaming – 1.1%
Caesars Resort Collection LLC(h) (1M LIBOR + 2.750%)
1,992,494	4.827	12/22/24	1,999,647
Fantasy Springs Resort(i)
211,065	9.000	12/17/21	213,176

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans(k) – (continued)
Gaming – (continued)
Mashantucket (Western) Pequot Tribe(h) (1M LIBOR + 8.125%)
$1,519,457	10.202%		06/30/20	$ 1,481,470
Mohegan Tribal Gaming Authority(l)
584,479	5.000		10/13/23	545,511
Scientific Games International, Inc.(h) (2M LIBOR + 2.750%)
1,996,250	4.921		08/14/24	1,996,530
The Stars Group, Inc.(l)
1,000,000	3.500		07/10/25	1,008,470

				7,244,804

Health Care - Medical Products – 0.3%
Carestream Dental Equiment, Inc(h) (3M LIBOR + 3.250%)
347,375	5.584		09/01/24	346,072
Carestream Health, Inc.(h) (1M LIBOR + 4.000%)
155,382	6.077		06/07/19	155,160
(1M LIBOR + 8.500%)
193,550	10.577		12/07/19	193,126
Concordia Healthcare Corp.(h) (1M LIBOR + 4.250%)
1,237,150	6.327		10/21/21	1,109,316
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.(h) (3M LIBOR + 3.250%)
128,523	5.587		06/08/20	128,228
MedPlast Holdings, Inc.(l)
400,000	3.750		07/02/25	404,000

				2,335,902

Health Care - Pharmaceuticals(h) – 0.3%
Grifols Worldwide Operations USA, Inc. (1 Week LIBOR + 2.250%)
493,750	4.200		01/31/25	495,083
PharMerica Corp. (1M LIBOR + 3.500%)
249,375	5.578		12/06/24	250,233
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
1,393,750	5.092		06/01/25	1,394,990

				2,140,306

Health Care - Services – 1.0%
AHP Health Partners, Inc.(l)
350,000	5.500		06/30/25	352,188
Air Medical Group Holdings, Inc.(h) (1M LIBOR + 4.250%)
147,796	5.250		03/14/25	145,653
(3M LIBOR + 3.250%)
784,589	4.943		04/28/22	760,769
BPA Laboratories, Inc.(h) (3M LIBOR + 5.750%)
600,000	8.084	(i)	04/29/20	564,000
(3M LIBOR + 7.750%)
80,336	10.084		04/29/20	73,909
Change Healthcare Holdings, Inc.(h) (1M LIBOR + 2.750%)
987,500	4.827		03/01/24	985,584
Community Health Systems, Inc.(h) (3M LIBOR + 3.250%)
282,774	5.557		01/27/21	277,552

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(k) – (continued)
Health Care - Services – (continued)
Envision Healthcare Corp.(h) (1M LIBOR + 3.000%)
$1,032,301	5.080%	12/01/23	$ 1,031,227
Gentiva Health Services, Inc.(l)
586,425	3.750	07/02/25	590,823
HCA, Inc.(h)(l) (1M LIBOR + 1.750%)
552,711	3.827	03/18/23	554,855
IQVIA, Inc.(h)(l) (3M LIBOR + 1.750%)
500,000	4.084	06/07/25	496,405
Parexel International Corp.(h) (1M LIBOR + 2.750%)
496,250	4.827	09/27/24	494,513
Quorum Health Corp.(h) (1M LIBOR + 6.750%)
71,619	8.827	04/29/22	72,469
Radnet Management, Inc.(h) (3M LIBOR + 3.750%)
526,169	6.090	06/30/23	528,637

			6,928,584

Hotels, Restaurants & Leisure(h) – 0.1%
Caesars Entertainment Operating Co., Inc. (1M LIBOR + 2.000%)
747,497	4.077	10/06/24	746,331

Insurance(h) – 0.1%
Acrisure LLC (3M LIBOR + 3.750%)
400,667	6.086	11/22/23	399,665

Lodging(h) – 0.3%
Hilton Worldwide Finance LLC (3M LIBOR + 1.750%)
750,000	3.814	10/25/23	752,422
Las Vegas Sands LLC (1M LIBOR + 1.750%)
498,750	3.827	03/27/25	497,503
Station Casinos LLC (1M LIBOR + 2.500%)
498,717	4.580	06/08/23	499,824

			1,749,749

Machinery-Diversified(h) – 0.1%
Gardner Denver, Inc. (1M LIBOR + 2.750%)
686,032	4.827	07/30/24	687,281
North American Lifting Holdings, Inc. (3M LIBOR + 4.500%)
349,087	6.834	11/27/20	334,471

			1,021,752

Media – 0.5%
Altice France SA(h)(l) (3M LIBOR + 3.250%)
500,000	4.250	12/14/22	488,670
CSC Holdings LLC(h) (1M LIBOR + 2.250%)
497,481	4.322	07/17/25	494,372
Cumulus Media Holdings, Inc.(h) (1M LIBOR + 4.500%)
1,850,333	6.580	05/15/22	1,824,428
Sinclair Television Group, Inc.(h) (1M LIBOR + 2.250%)
498,734	4.330	01/03/24	498,111
WideOpenWest Finance LLC(l)
196,265	4.250	08/18/23	187,863

			3,493,444

Media - Broadcasting & Radio(h) – 0.7%
Communications Sales & Leasing, Inc. (1M LIBOR + 3.000%)
518,611	5.077	10/24/22	495,704
Getty Images, Inc. (1M LIBOR + 3.500%)
348,158	5.572	10/18/19	340,704

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(k) – (continued)
Media - Broadcasting & Radio(h) – (continued)
iHeart Communications, Inc. (3M LIBOR + 6.750%)
$1,600,000	0.000%	01/30/19	$ 1,240,448
(3M LIBOR + 7.500%)
250,000	0.000	07/30/19	193,055
Meredith Corp. (1M LIBOR + 3.000%)
648,375	5.077	01/31/25	649,905
Nexstar Broadcasting, Inc. (1M LIBOR + 2.500%)
1,140,354	4.592	01/17/24	1,140,707
Radio One, Inc. (1M LIBOR + 4.000%)
537,922	6.077	04/18/23	525,147
Tribune Media Co. (1M LIBOR + 3.000%)
342,824	5.077	12/27/20	342,824

			4,928,494

Media - Cable(h) – 0.3%
Charter Communications Operating LLC (1M LIBOR + 2.000%)
1,472,998	4.080	04/30/25	1,473,337
Ziggo Secured Finance BV (1M LIBOR + 2.500%)
500,000	4.572	04/15/25	496,875

			1,970,212

Media - Non Cable – 0.8%
Advantage Sales & Marketing, Inc.(h) (1M LIBOR + 3.250%)
241,834	5.327	07/23/21	228,383
Cengage Learning Acquisitions, Inc.(h) (1M LIBOR + 4.250%)
2,040,965	6.329	06/07/23	1,928,283
Checkout Holding Corp.(h) (1M LIBOR + 3.500%)
1,002,878	5.577	04/09/21	632,525
EMI Music Publishing Ltd.(h) (1M LIBOR + 2.250%)
476,065	4.329	08/20/23	476,065
Houghton Mifflin Harcourt Publishing Co.(h) (1M LIBOR + 3.000%)
553,437	5.077	05/31/21	514,973
McGraw-Hill Global Education Holdings LLC(h) (1M LIBOR + 4.000%)
690,887	6.077	05/04/22	678,921
Mission Broadcasting, Inc.(h) (1M LIBOR + 2.500%)
152,022	4.592	01/17/24	152,069
WMG Acquisition Corp.(l)
800,000	2.125	11/01/23	796,544

			5,407,763

Metals & Mining(h) – 0.1%
Unimin Corp. (3M LIBOR + 3.750%)
500,000	6.050	06/01/25	500,000

Noncaptive - Financial(h) – 0.3%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 2.000%)
1,750,000	4.086	01/15/25	1,737,085

Oil & Gas Services(h) – 0.1%
EG Finco Ltd. (3M LIBOR + 4.000%)
299,250	6.334	02/07/25	297,942
McDermott Technology Americas, Inc. (1M LIBOR + 5.000%)
349,125	7.077	05/10/25	351,045

			648,987

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(k) – (continued)
Oil Field Services(h) – 0.2%
California Resources Corp. (1M LIBOR + 4.750%)
$1,250,000	6.831%	12/31/22	$ 1,269,787
Ultra Resources, Inc. (1M LIBOR + 3.000%)
270,000	5.079	04/12/24	246,151

			1,515,938

Packaging(h) – 0.4%
Berry Global, Inc. (1M LIBOR + 2.000%)
1,246,843	4.086	01/19/24	1,247,878
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
1,137,516	4.827	02/05/23	1,140,906

			2,388,784

Pharmaceuticals(h) – 0.0%
Alphabet Holding Co., Inc.(1M LIBOR + 7.750%)
350,000	9.827	09/26/25	294,291

Pipelines(h) – 0.1%
Traverse Midstream Partners LLC (3M LIBOR + 4.000%)
352,251	6.340	09/27/24	353,473

Real Estate – 0.2%
Empire Generating Co. LLC(h) (l) (3M LIBOR + 4.250%)
27,138	5.250	03/14/21	20,625
GGP, Inc.(l)
550,000	2.500	05/04/25	545,188
Realogy Corp.(h) (1M LIBOR + 2.250%)
497,500	4.317	02/08/25	497,813

			1,063,626

Restaurants(h) – 0.3%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 2.250%)
1,968,082	4.327	02/16/24	1,966,035

Retailers(h) – 0.8%
Academy Ltd. (1M LIBOR + 4.000%)
2,157,765	6.090	07/01/22	1,780,156
BJ’s Wholesale Club, Inc. (1M LIBOR + 3.500%)
196,199	5.597	02/03/24	196,444
General Nutrition Centers, Inc. (1M LIBOR + 7.000%)
217,980	9.080	12/31/22	224,112
Neiman Marcus Group Ltd., Inc. (1M LIBOR + 3.250%)
976,607	5.336	10/25/20	860,732
Petco Animal Supplies, Inc. (3M LIBOR + 3.250%)
1,608,233	5.592	01/26/23	1,152,572
PetSmart, Inc. (1M LIBOR + 3.000%)
616,714	4.000	03/11/22	511,558
Serta Simmons Bedding LLC (1M LIBOR + 3.500%)
693,464	5.592	11/08/23	578,827

			5,304,401

Semiconductors(h) – 0.0%
Bright Bidco BV (1M LIBOR + 3.500%)
248,748	5.577	06/30/24	246,945

Services Cyclical - Business Services(h) – 0.1%
Tempo Acquisition LLC (1M LIBOR + 3.000%)
495,000	5.077	05/01/24	495,267
Trans Union LLC (1M LIBOR + 2.000%)
498,744	4.077%	04/10/23	499,781

			995,048

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans(k) – (continued)
Technology - Software/Services – 1.6%
Almonde, Inc.(h) (3M LIBOR + 7.250%)
$61,134	9.557%		06/13/25	$ 58,863
Applied Systems, Inc.(h) (3M LIBOR + 7.000%)
92,903	9.334		09/19/25	95,633
Blackboard, Inc.(l)
500,000	6.000		06/30/21	472,915
BMC Software Finance, Inc.(h) (1 Week LIBOR + 3.250%)
1,000,000	4.761	(l)	09/10/22	999,090
(1M LIBOR + 3.250%)
206,154	5.327		09/10/22	206,212
Dell, Inc.(h) (1M LIBOR + 2.000%)
2,337,353	3.740		09/07/23	2,337,540
DigiCert, Inc.(h) (1M LIBOR + 5.750%)
91,645	7.327		10/31/24	91,806
Greeneden U.S. Holdings II, LLC(h) (1M LIBOR + 3.500%)
498,747	5.577		12/01/23	501,061
Infoblox, Inc.(h) (1M LIBOR + 4.500%)
362,669	6.577		11/07/23	364,120
Infor (US), Inc.(h) (1M LIBOR + 2.750%)
493,750	4.827		02/01/22	494,278
Informatica Corp.(h) (1M LIBOR + 3.250%)
497,493	5.327		08/05/22	499,538
MA FinanceCo. LLC(h) (1M LIBOR + 2.500%)
64,167	4.577		06/21/24	63,785
McAfee LLC(h) (1M LIBOR + 4.500%)
496,250	6.572		09/30/24	499,351
MModal, Inc.(h) (3M LIBOR + 4.750%)
2,776	0.000		01/31/20	93,460
(3M LIBOR + 4.750%)
299,585	7.089		01/31/20	297,153
Seattle SpinCo, Inc.(h) (1M LIBOR + 2.500%)
433,333	4.577		06/21/24	430,759
Sophia L.P.(h) (3M LIBOR + 3.250%)
497,441	5.584		09/30/22	497,794
SS&C Technologies Holdings Europe S.a.r.l.(h) (1M LIBOR + 2.500%)
322,461	4.577		04/16/25	323,267
SS&C Technologies, Inc.(h) (1M LIBOR + 2.500%)
840,662	4.577		04/16/25	842,764
Syniverse Holdings, Inc.(h) (1M LIBOR + 5.000%)
498,750	7.078		03/09/23	498,815
TIBCO Software, Inc.(h) (3M LIBOR + 3.500%)
494,975	5.580		12/04/20	495,747
Veritas Bermuda Ltd.(h) (1M LIBOR + 4.500%)
597,232	6.577		01/27/23	553,437

				10,717,388

Telecommunication Services – 0.5%
Frontier Communications Corp.(h) (1M LIBOR + 3.750%)
389,729	5.830		06/15/24	383,743
GTT Communications, Inc.(h) (1M LIBOR + 2.750%)
750,000	4.830		05/31/25	741,983
Intelsat Jackson Holdings SA(h) (1M LIBOR + 3.750%)
1,933,694	5.827		11/27/23	1,938,837
Plantronics, Inc.(l)
350,000	2.500		07/02/25	349,489
Windstream Corp.(h) (1M LIBOR + 3.250%)
198,814	5.330		02/17/24	171,974

				3,586,026

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(k) – (continued)
Telecommunications - Internet & Data(h) – 0.3%
Asurion LLC (1M LIBOR + 6.000%)
$900,000	8.577%	08/04/25	$ 912,564
Avaya, Inc. (1M LIBOR + 4.250%)
997,494	6.322	12/15/24	1,001,793

			1,914,357

Telecommunications - Satellites(h) – 0.3%
CenturyLink, Inc. (1M LIBOR + 2.750%)
1,406,886	4.827	01/31/25	1,384,376
Red Ventures LLC (1M LIBOR + 4.000%)
133,267	6.077	11/08/24	134,467
West Corp. (1M LIBOR + 4.000%)
376,550	6.077	10/10/24	376,455
Windstream Corp. (1M LIBOR + 4.000%)
260,705	6.080	03/29/21	244,932

			2,140,230

Textiles(h) – 0.1%
Boardriders, Inc. (1M LIBOR + 6.500%)
463,837	8.577	03/21/24	463,837
Nine West Holdings, Inc. (3M LIBOR + 5.250%)
314,719	7.581	01/08/20	276,758

			740,595

Transportation – 0.2%
HGIM Corp.(l)
650,000	5.500	06/18/20	274,086
Savage Enterprises LLC(l)
400,000	4.500	06/26/25	400,752
Uber Technologies(h) (1M LIBOR + 3.500%)
498,731	5.574	07/13/23	500,187

			1,175,025

Utilities(h) – 0.1%
TEX Operations Co. LLC (1M LIBOR + 2.000%)
683,427	4.077	08/04/23	682,005

Utilities - Electric(h) – 0.3%
Calpine Corp. (3M LIBOR + 2.500%)
1,243,622	4.840	01/15/23	1,244,617
NRG Energy, Inc. (3M LIBOR + 1.750%)
748,086	4.084	06/30/23	746,179

			1,990,796

Wireless Telecommunications(h) – 0.1%
Sprint Communications, Inc. (1M LIBOR + 2.500%)
741,244	4.625	02/02/24	741,058
Level 3 Financing, Inc. (1M LIBOR + 2.250%)
500,000	4.331	02/22/24	500,695

TOTAL BANK LOANS (Cost $106,988,711)			$105,805,568

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 0.2%
Construction & Engineering(f) – 0.0%
1,423,176	Boart Longyear Ltd.	$ 10,573

Diversified Consumer Services(f)(m) – 0.0%
4,333	The Gymboree Corp.	50,913

Electric Utilities(i) – 0.0%
69,439	Te Holdcorp LLC/Te Holdcorp	62,495

Media(f) – 0.1%
19,908	Cumulus Media, Inc. Class A	321,852

Software(f) – 0.1%
28,134	Avaya Holdings Corp.	578,998

TOTAL COMMON STOCKS (Cost $1,373,394)		$ 1,024,831

Shares	Rate	Value
Preferred Stock – 0.0%
Post Secondary Education – 0.0%
Te Holdcorp LLC/Te Holdcorp
26,384	0.000%	$ 158,301
(Cost $160,674)

Shares	Description	Expiration Date	Value
Warrant – 0.0%
Life Sciences Tools & Services(i) – 0.0%
Lion Holdings, Inc. Series A
270		04/29/24	$ —
Lion Holdings, Inc. Series B
430		04/29/24	—

—

Media – 0.0%
Cumulus Media Holdings, Inc.
3,402		05/15/22	50,748
Specialty Retail(i) – 0.0%
Guitar Center, Inc.
3,230		04/16/25	—

TOTAL WARRANT (Cost $47,628)			$ 50,748

Shares	Description	Value
Exchange Traded Fund – 0.4%
30,000	iShares iBoxx High Yield Corporate Bond ETF (Cost $2,569,800)	$ 2,583,600

Shares	Distribution Rate	Value
Investment Company(m) – 5.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
39,014,800	1.832%	$ 39,014,800
(Cost $39,014,800)

TOTAL INVESTMENTS – 98.0% (Cost $671,089,409)		$660,212,888

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		13,481,049

NET ASSETS – 100.0%		$673,693,937

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $145,179,608, which represents approximately 21.5% of the Fund’s net assets as of July 31, 2018. The liquidity determination is unaudited.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Actual maturity date is 06/28/2117.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2018.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is 10/12/2110.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2018.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(j)	Pay-in-kind securities.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
OMR	— Omani Riyal
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (London)	ARS	16,383,300	USD	563,746	$579,816	08/29/18	$16,070
	BRL	1,979,474	USD	509,662	525,161	09/05/18	15,499
	CAD	1,665,203	USD	1,255,000	1,280,792	08/29/18	25,792
	CLP	148,948,136	USD	229,716	233,696	08/29/18	3,979
	CLP	1,639,348,250	USD	2,530,000	2,572,181	09/07/18	42,181
	CNH	394,231	USD	57,739	57,748	02/28/19	8
	COP	2,828,280,273	USD	957,603	977,249	08/29/18	19,646
	CZK	62,513,462	USD	2,836,488	2,861,763	08/29/18	25,275
	CZK	204,336,764	USD	9,245,000	9,362,114	09/21/18	117,114
	EGP	2,089,010	USD	113,348	115,820	08/29/18	2,471
	EUR	7,101	USD	8,293	8,322	08/29/18	30
	HUF	351,684,830	EUR	1,077,722	1,284,701	08/29/18	21,574
	HUF	708,505,371	USD	2,551,204	2,588,164	08/29/18	36,959
	IDR	3,145,991,634	USD	217,552	217,784	08/29/18	232
	INR	156,610,170	USD	2,271,820	2,278,096	08/29/18	6,276
	MXN	57,170,922	USD	2,834,979	3,051,502	08/29/18	216,523
	MYR	1,667,403	USD	411,755	411,844	08/29/18	88
	OMR	482,153	USD	1,250,592	1,250,819	11/14/18	227
	PEN	220,795	USD	67,334	67,397	08/29/18	63
	PHP	7,821,220	USD	146,000	147,570	08/07/18	1,570
	PHP	67,788,330	USD	1,266,169	1,277,642	08/29/18	11,473
	PLN	44,524,822	USD	12,029,447	12,188,178	08/29/18	158,732
	RON	5,043,853	EUR	1,084,343	1,273,877	08/29/18	2,990
	RON	3,406,315	USD	843,462	860,300	08/29/18	16,838
	RUB	80,637,336	USD	1,269,000	1,286,316	08/29/18	17,316
	THB	75,037,500	USD	2,250,000	2,259,179	10/05/18	9,179
	TWD	76,489,079	USD	2,505,102	2,506,865	08/29/18	1,763
	USD	1,006,085	BRL	3,767,073	999,416	09/05/18	6,669
	USD	61,000	CNH	394,231	57,748	02/28/19	3,252
	USD	481,404	CNY	3,134,424	460,692	08/20/18	20,712
	USD	1,874,764	EUR	1,599,000	1,874,083	08/29/18	680
	USD	702,802	EUR	590,000	699,160	01/11/19	3,642
	USD	3,135,107	TRY	15,054,153	3,013,862	08/29/18	121,246
	USD	2,639,642	TWD	79,413,638	2,602,715	08/29/18	36,927
	UYU	3,124,440	USD	101,476	101,816	08/29/18	341
	ZAR	66,133,078	USD	4,948,112	5,001,949	08/29/18	53,841

TOTAL							$1,017,178

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (London)	BRL	3,106,767	USD	824,732	$824,235	09/05/18	$(498)
	CNY	3,134,424	USD	488,000	460,692	08/20/18	(27,308)
	EUR	1,079,964	HUF	351,684,830	1,265,755	08/29/18	(18,946)
	EUR	1,075,000	RON	5,043,853	1,259,937	08/29/18	(13,940)
	EUR	1,599,000	USD	1,877,012	1,874,083	08/29/18	(2,928)
	IDR	16,388,877,366	USD	1,138,907	1,134,537	08/29/18	(4,371)
	MYR	1,814,533	USD	449,765	448,184	08/29/18	(1,580)
	THB	57,838,864	USD	1,759,449	1,739,641	08/29/18	(19,808)
	THB	143,311,775	USD	4,325,000	4,314,736	10/05/18	(10,264)
	TRY	15,054,153	USD	3,100,856	3,013,863	08/29/18	(86,994)
	TWD	33,436,560	USD	1,097,000	1,095,855	08/29/18	(1,145)
	USD	560,209	ARS	16,383,300	579,817	08/29/18	(19,608)
	USD	332,000	BRL	1,319,169	349,979	09/05/18	(17,979)
	USD	1,264,196	CAD	1,665,203	1,280,792	08/29/18	(16,596)
	USD	232,267	CLP	148,948,136	233,696	08/29/18	(1,429)
	USD	977,045	COP	2,828,280,273	977,249	08/29/18	(205)
	USD	2,846,887	CZK	62,513,462	2,861,763	08/29/18	(14,876)
	USD	115,735	EGP	2,089,010	115,820	08/29/18	(85)
	USD	2,550,198	HUF	708,505,370	2,588,164	08/29/18	(37,966)
	USD	1,349,000	IDR	19,534,869,000	1,352,321	08/29/18	(3,321)
	USD	2,274,026	INR	156,610,170	2,278,095	08/29/18	(4,070)
	USD	2,867,000	MXN	57,170,923	3,051,503	08/29/18	(184,503)
	USD	855,618	MYR	3,481,936	860,028	08/29/18	(4,410)
	USD	1,236,000	OMR	482,154	1,250,820	11/14/18	(14,820)
	USD	67,158	PEN	220,795	67,397	08/29/18	(239)
	USD	145,809	PHP	7,821,220	147,570	08/07/18	(1,761)
	USD	1,262,000	PHP	67,788,330	1,277,642	08/29/18	(15,642)
	USD	3,521,367	PLN	12,951,552	3,545,345	08/29/18	(23,977)
	USD	855,007	RON	3,406,315	860,300	08/29/18	(5,293)
	USD	1,275,957	RUB	80,637,335	1,286,317	08/29/18	(10,359)
	USD	1,733,026	THB	57,838,864	1,739,641	08/29/18	(6,615)
	USD	1,000,000	TWD	30,512,000	1,000,005	08/29/18	(5)
	USD	97,304	UYU	3,124,440	101,816	08/29/18	(4,512)
	USD	4,819,534	ZAR	66,133,078	5,001,949	08/29/18	(182,415)

TOTAL							$(758,468)

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 88.8%
Australia – 4.6%
241,104	APA Group (Gas Utilities)	$ 1,729,309
357,342	Atlas Arteria, Ltd. (Transportation Infrastructure)	1,736,286
124,616	Dexus (Equity Real Estate Investment Trusts (REITs))	934,911
440,659	Goodman Group (Equity Real Estate Investment Trusts (REITs))	3,159,056
898,500	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	1,525,083
247,156	Scentre Group (Equity Real Estate Investment Trusts (REITs))	783,109
749,994	Spark Infrastructure Group (Electric Utilities)	1,283,112
441,508	Stockland (Equity Real Estate Investment Trusts (REITs))	1,364,256
302,499	Sydney Airport (Transportation Infrastructure)	1,589,762
457,881	The GPT Group (Equity Real Estate Investment Trusts (REITs))	1,758,531
173,767	Transurban Group (Transportation Infrastructure)	1,510,978
412,509	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	817,233

		18,191,626

Brazil – 0.1%
106,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	572,921

Canada – 7.0%
25,260	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	841,773
84,354	Chartwell Retirement Residences (Health Care Providers & Services)	993,430
20,917	Emera, Inc. (Electric Utilities)	677,750
272,262	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	9,669,450
61,343	First Capital Realty, Inc. (Real Estate Management & Development)	956,326
75,336	Keyera Corp. (Oil, Gas & Consumable Fuels)	2,181,000
108,963	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	3,920,105
98,400	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,877,456

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
149,298	TransCanada Corp. (Oil, Gas & Consumable Fuels)	$ 6,715,168

		27,832,458

China – 0.5%
878,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	1,000,065
83,737	ENN Energy Holdings Ltd. (Gas Utilities)	851,414

		1,851,479

France – 5.9%
6,908	Aeroports de Paris (Transportation Infrastructure)	1,544,233
17,916	Carmila SA (Real Estate Management & Development)	486,042
8,017	Covivio (Equity Real Estate Investment Trusts (REITs))	834,989
134,050	Eutelsat Communications SA (Media)	2,869,692
15,300	Gecina SA (Equity Real Estate Investment Trusts (REITs))	2,606,256
204,388	Getlink (Transportation Infrastructure)	2,697,922
29,371	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	1,106,143
26,857	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts (REITs))*	5,962,283
51,155	Vinci SA (Construction & Engineering)	5,147,304

		23,254,864

Germany – 2.0%
28,687	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	445,403
39,964	LEG Immobilien AG (Real Estate Management & Development)	4,494,987
23,598	TLG Immobilien AG (Real Estate Management & Development)	616,854
49,533	Vonovia SE (Real Estate Management & Development)	2,397,261

		7,954,505

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 5.1%
113,100	Beijing Enterprises Holdings Ltd. (Gas Utilities)	$ 551,791
476,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	987,005
559,846	CK Asset Holdings Ltd. (Real Estate Management & Development)	4,287,569
220,847	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,233,550
1,452,395	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,965,739
178,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,301,306
430,085	Link REIT (Equity Real Estate Investment Trusts (REITs))	4,267,341
233,601	New World Development Co. Ltd. (Real Estate Management & Development)	333,092
177,687	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,786,619
189,465	Swire Properties Ltd. (Real Estate Management & Development)	746,177
128,127	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	933,364

		20,393,553

Ireland – 0.5%
431,756	Green REIT PLC (Equity Real Estate Investment Trusts (REITs))	760,340
507,254	Hibernia REIT PLC (Equity Real Estate Investment Trusts (REITs))	863,637
321,325	Irish Residential Properties REIT PLC (Equity Real Estate Investment Trusts (REITs))	516,269

		2,140,246

Italy – 0.8%
56,321	Atlantia SpA (Transportation Infrastructure)	1,668,265
294,101	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	1,647,448

		3,315,713

Shares	Description	Value
Common Stocks – (continued)
Japan – 6.0%
156	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 696,479
18,179	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	662,907
95	Daiwa Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	578,570
6,800	East Japan Railway Co. (Road & Rail)	636,018
1,697	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	749,228
43,900	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	2,089,055
953	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	698,831
193	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,010,920
284	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,722,556
393	Kenedix Retail REIT Corp. (Equity Real Estate Investment Trusts (REITs))	858,743
1,778	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	1,753,252
54,334	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	942,836
282,359	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	6,751,689
83	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	462,098
1,169	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,823,026
58,788	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,153,957
9,060	Tokyo Gas Co. Ltd. (Gas Utilities)	221,294

		23,811,459

Luxembourg – 0.7%
11,871	Ado Properties SA(a) (Real Estate Management & Development)	677,181
229,900	Aroundtown SA (Real Estate Management & Development)	1,917,880

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – (continued)
22,700	Corp. America Airports SA* (Transportation Infrastructure)	$ 252,878
4,814	SES SA (Media)	96,232

		2,944,171

Mexico – 0.9%
425,600	CFE Capital S de RL de CV (Banks)	403,273
551,500	GMexico Transportes SAB de CV(a) (Road & Rail)	940,977
386,820	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	1,889,918
110,426	OHL Mexico SAB de CV (Transportation Infrastructure)	159,616

		3,393,784

Netherlands – 0.2%
19,456	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	915,139

New Zealand – 0.2%
172,690	Auckland International Airport Ltd. (Transportation Infrastructure)	786,246

Singapore – 1.3%
667,781	Cache Logistics Trust (Equity Real Estate Investment Trusts (REITs))	380,160
841,200	CapitaLand Ltd. (Real Estate Management & Development)	1,998,313
1,427,970	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,101,290
883,275	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	759,705
745,969	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,010,613

		5,250,081

Spain – 2.3%
87,480	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	2,324,721
247,072	Ferrovial SA (Construction & Engineering)	5,099,810
72,972	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	785,412
48,930	Red Electrica Corp. SA (Electric Utilities)	1,037,078

		9,247,021

Shares	Description	Value
Common Stocks – (continued)
Sweden – 0.7%
20,569	Atrium Ljungberg AB (Real Estate Management & Development)	$ 357,087
27,750	Cibus Nordic Real Estate AB* (Real Estate Management & Development)	332,320
46,345	Fabege AB (Real Estate Management & Development)	656,399
90,583	Hufvudstaden AB Class A (Real Estate Management & Development)	1,401,577

		2,747,383

Switzerland – 0.2%
6,242	PSP Swiss Property AG (Real Estate Management & Development)	587,627

United Arab Emirates – 0.0%
5,782	DP World Ltd. (Transportation Infrastructure)	132,986

United Kingdom – 6.0%
56,960	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	710,623
6,450	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	264,006
268,406	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	3,318,691
463,645	National Grid PLC (Multi-Utilities)	4,953,101
116,184	NewRiver REIT PLC (Equity Real Estate Investment Trusts (REITs))	417,842
124,652	Pennon Group PLC (Water Utilities)	1,230,045
114,523	Segro PLC (Equity Real Estate Investment Trusts (REITs))	998,226
149,503	Severn Trent PLC (Water Utilities)	3,794,420
56,946	Shaftesbury PLC (Equity Real Estate Investment Trusts (REITs))	696,319
63,116	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	546,639
286,064	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	571,610
287,838	Tritax EuroBox PLC*(a) (Equity Real Estate Investment Trusts (REITs))	394,779
142,500	UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	1,635,803

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
403,045	United Utilities Group PLC (Water Utilities)	$ 3,803,507
248,370	Warehouse REIT PLC (Equity Real Estate Investment Trusts (REITs))	330,888

		23,666,499

United States – 43.8%
35,370	Ameren Corp. (Multi-Utilities)	2,195,062
25,812	American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	991,955
29,700	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,225,125
19,913	American Electric Power Co., Inc. (Electric Utilities)	1,416,611
41,131	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	910,640
35,002	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	5,188,697
39,371	American Water Works Co., Inc. (Water Utilities)	3,474,491
32,860	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	706,819
33,500	Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts (REITs))	1,428,775
59,042	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	10,441,578
113,400	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,006,046
19,017	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	1,760,784
76,905	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,883,468
64,692	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,499,561
32,167	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	965,010
29,036	Consolidated Edison, Inc. (Multi-Utilities)	2,291,812
4,359	CoreSite Realty Corp. (Equity Real Estate Investment Trusts (REITs))	488,644
86,433	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	9,579,369
62,100	CubeSmart (Equity Real Estate Investment Trusts (REITs))	1,885,356

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
148,137	DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	$ 1,765,793
39,024	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	4,738,294
7,030	Dominion Energy, Inc. (Multi-Utilities)	504,121
58,304	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,697,812
40,041	Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	758,777
50,593	Edison International (Electric Utilities)	3,371,012
97,333	Empire State Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,622,541
30,577	Enbridge Energy Management LLC* (Oil, Gas & Consumable Fuels)	329,314
25,985	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,364,375
37,922	Evergy, Inc. (Electric Utilities)	2,127,045
17,276	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,623,426
25,176	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	3,159,588
17,717	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	576,688
47,024	Forest City Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,174,189
49,200	Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,225,080
12,517	Genesee & Wyoming, Inc. Class A* (Road & Rail)	1,076,462
143,300	GGP, Inc. (Equity Real Estate Investment Trusts (REITs))	3,055,156
92,164	Healthcare Trust of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	2,517,921
15,136	Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	743,329
13,305	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,046,571
164,474	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	5,634,879

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
217,182	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 5,019,076
34,151	JBG SMITH Properties (Equity Real Estate Investment Trusts (REITs))	1,246,512
17,874	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,303,908
275,931	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,906,053
13,138	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,260,722
58,215	MedEquities Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	652,008
42,457	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	1,286,447
2,938	NextEra Energy, Inc. (Electric Utilities)	492,233
126,789	NiSource, Inc. (Multi-Utilities)	3,319,336
38,102	NRG Yield, Inc. Class C (Independent Power and Renewable Electricity Producers)	708,697
44,978	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,168,250
273,600	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,224,384
9,970	Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	311,862
37,682	Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	699,755
109,100	Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,158,642
72,093	PG&E Corp. (Electric Utilities)	3,105,766
174,057	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	11,421,620
43,037	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	1,318,654
52,246	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,129,036
14,908	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	2,359,191
14,663	SCANA Corp. (Multi-Utilities)	586,373
45,811	Sempra Energy (Multi-Utilities)	5,295,294

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
36,316	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 6,399,242
67,004	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	1,830,549
82,172	Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,336,938
30,397	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	1,795,247
68,313	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,032,312
68,141	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	2,622,066
9,239	Union Pacific Corp. (Road & Rail)	1,384,834
119,912	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	7,506,491

		174,333,674

TOTAL COMMON STOCKS (Cost $332,360,501)		$353,323,435

Exchange Traded Funds – 6.9%
United States – 6.9%
320,290	SPDR Dow Jones International Real Estate ETF (Equity Real Estate Investment Trusts (REITs))	12,728,325
156,490	SPDR Dow Jones REIT ETF (Equity Real Estate Investment Trusts (REITs))	14,750,747

TOTAL EXCHANGE TRADED FUNDS (Cost $27,575,235)		$ 27,479,072

Shares	Distribution Rate	Value
Investment Company(b) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,443,807	1.832%	$ 7,443,807
(Cost $7,443,807)

TOTAL INVESTMENTS – 97.6% (Cost $367,379,543)		$388,246,314

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		9,658,334

NET ASSETS – 100.0%		$397,904,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,337,658, which represents approximately 1.1% of the Fund’s net assets as of July 31, 2018. The liquidity determination is unaudited.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$512,920	$4,908,555	$—
Asia	20,021,948	114,125,709	—
Australia and Oceania	173,118	7,962,285	—
Europe	14,121,695	123,307,256	—
North America	249,696,761	1,486,183	—
South America	9,364,514	1,309,743	—
Exchange Traded Funds	70,606,135	—	—
Investment Company	14,283,802	—	—
Short-term Investments	—	500,000	—
Total	$378,780,893	$253,599,731	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,682,012	$—
Futures Contracts	32,085	—	—
Total	$32,085	$1,682,012	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(27,615)	$—
Futures Contracts	(3,472)	—	—
Total	$(3,472)	$(27,615)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Debt Obligations	$—	$253,559,433	$—
Corporate Obligations	—	258,015,607	—
Bank Loans	—	105,028,392	777,176
Common Stock and/or Other Equity Investments(a)
North America	589,571	531,066	62,495
Warrants	—	50,748	—
Exchange Traded Fund	2,583,600	—	—
Investment Company	39,014,800	—	—
Total	$42,187,971	$617,185,246	$839,671

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,017,178	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(758,468)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$513,146	$50,926,412	$—
Australia and Oceania	1,736,286	17,241,586	—
Europe	9,733,512	66,786,778	—
North America	205,559,916	—	—
South America	825,799	—	—
Exchange Traded Funds	27,479,072	—	—
Investment Company	7,443,807	—	—
Total	$253,291,538	$134,954,776	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Multi-Manager Real-Assets Strategy Fund concentrates its investments in the real estate group of industries, which has historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 26, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 26, 2018

*	Print the name and title of each signing officer under his or her signature.